UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200,

Dallas, TX 75244-6152

(Address of principal executive offices) (Zip code)

Matthew A. Wolfe, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

5005 Lyndon B. Johnson Freeway, Suite 2200

Dallas, TX 75244-6152

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q

SEPTEMBER 30, 2018

Unaudited

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX

GuideStone Funds

© 2018 GuideStone® 204342 04/18

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
KORIBOR	—	Korea Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBID	—	Mumbai Interbank Bid Rate
MIBOR	—	Mumbai Interbank Offered Rate
MXN- TIIE-	—	The Equilibrium Interbank Interest Rate (“TIIE”) represents
Banxico		interbank credit transactions in local currency (MXN).
NIBOR	—	Norwegian Interbank Offered Rate
NSE	—	National Stock Exchange of India Ltd.
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SONIA	—	Sterling Overnight Index Average Rate
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard and Poor’s Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2018, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$252,154,887	26.78%
Medium-Duration Bond	229,645,327	14.75
Extended-Duration Bond	19,868,335	8.73
Global Bond	120,217,949	21.90
Defensive Market Strategies	92,743,938	8.53
International Equity Index	4,693,955	0.79
International Equity	11,403,767	0.91
Emerging Markets Equity	8,751,800	1.87
Global Real Estate Fund	276,830	0.12
Strategic Alternatives	33,403,127	8.30

INVESTMENT FOOTNOTES:

p	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2018. Maturity date for money market instruments is the date of the next interest rate reset.
g	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2018.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Ø	—	7-day current yield as of September 30, 2018 is disclosed.
Y	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2018, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$—	—%
Medium-Duration Bond	2,575,615	0.17
Global Bond	52,526	0.01
Small Cap Equity	—	—
International Equity	94,358	0.01

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Pesos (DOP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTY ABBREVIATIONS:

ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH.Clearnet
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

The Bloomberg Barclays US Long Credit Index is a long maturity constrained version of the Bloomberg Barclays US Credit Index which measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays US Long Government Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government Bond Index which is comprised of the US Treasury and US Agency Indexes. The index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government).

The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and NASDAQ.

The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.

The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.

The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.

The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofA Merrill Lynch U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.

The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

The J.P. Morgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The NASDAQ Composite Index is the market capitalization-weighted index of over 3,300 common equities listed on the NASDAQ stock exchange.

The Russell 1000®  Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	6,231,248	$6,231,248
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,263,475	96,168,405
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	11,252,528	160,235,992
GuideStone Global Bond Fund (Institutional Class)¥	6,757,244	64,126,242
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	5,396,641	71,343,590
GuideStone Equity Index Fund (Institutional Class)¥	3,518,057	113,422,148
GuideStone Small Cap Equity Fund (Institutional Class)¥	545,672	11,115,336
GuideStone International Equity Index Fund (Institutional Class)¥	5,995,558	64,092,512
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,854,574	18,156,278
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	643,375	6,118,498

	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,840,879	$29,090,604

Total Mutual Funds (Cost $630,282,595)		640,100,853

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $2,489)	2,489	2,489

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $298,858)	$300,000	298,833

TOTAL INVESTMENTS — 99.5% (Cost $630,583,942)		640,402,175
Other Assets in Excess of Liabilities — 0.5%		3,017,395

NET ASSETS — 100.0%		$643,419,570

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	11	$1,086,525	GSC	$12,306
MSCI Emerging Markets E-Mini	12/2018	7	367,395	GSC	5,967
S&P 500® E-Mini	12/2018	15	2,189,250	GSC	3,860
10-Year U.S. Treasury Note	12/2018	36	4,276,125	GSC	(37,521)

Total Futures Contracts outstanding at September 30, 2018			$7,919,295		$(15,388)

5	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$2,489	$2,489	$—	$—
Mutual Funds	640,100,853	640,100,853	—	—
U.S. Treasury Obligation	298,833	—	298,833	—

Total Assets — Investments in Securities	$640,402,175	$640,103,342	$298,833	$—

Other Financial Instruments***
Futures Contracts	$22,133	$22,133	$—	$—

Total Assets — Other Financial Instruments	$22,133	$22,133	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(37,521)	$(37,521)	$—	$—

Total Liabilities — Other Financial Instruments	$(37,521)	$(37,521)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	6

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	19,611,506	$19,611,506
GuideStone Low-Duration Bond Fund (Institutional Class)¥	3,573,034	47,306,977
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	21,589,203	307,430,244
GuideStone Global Bond Fund (Institutional Class)¥	9,246,546	87,749,724
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	9,803,999	129,608,867
GuideStone Equity Index Fund (Institutional Class)¥	9,833,998	317,048,082
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,486,267	30,275,268
GuideStone International Equity Index Fund (Institutional Class)¥	16,462,541	175,984,560
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,884,574	47,819,984
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,521,168	14,466,312

	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,856,509	$29,250,648

Total Mutual Funds (Cost $1,177,049,939)		1,206,552,172

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $14,487)	14,487	14,487

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $597,716)	$600,000	597,666

TOTAL INVESTMENTS — 100.0% (Cost $1,177,662,142)		1,207,164,325
Other Assets in Excess of Liabilities — 0.0%		403,521

NET ASSETS — 100.0%		$1,207,567,846

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	29	$2,864,475	GSC	$40,645
MSCI Emerging Markets E-Mini	12/2018	18	944,730	GSC	20,286
S&P 500® E-Mini	12/2018	42	6,129,900	GSC	18,623
10-Year U.S. Treasury Note	12/2018	60	7,126,875	GSC	(82,879)

Total Futures Contracts outstanding at September 30, 2018			$17,065,980		$(3,325)

7	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$14,487	$14,487	$—	$—
Mutual Funds	1,206,552,172	1,206,552,172	—	—
U.S. Treasury Obligation	597,666	—	597,666	—

Total Assets — Investments in Securities	$1,207,164,325	$1,206,566,659	$597,666	$—

Other Financial Instruments***
Futures Contracts	$79,554	$79,554	$—	$—

Total Assets — Other Financial Instruments	$79,554	$79,554	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(82,879)	$(82,879)	$—	$—

Total Liabilities — Other Financial Instruments	$(82,879)	$(82,879)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	8

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	13,192,784	$13,192,784
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,545,808	121,692,313
GuideStone Global Bond Fund (Institutional Class)¥	3,184,915	30,224,841
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	3,165,096	41,842,566
GuideStone Equity Index Fund (Institutional Class)¥	9,028,117	291,066,480
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,391,372	28,342,243
GuideStone International Equity Index Fund (Institutional Class)¥	14,845,489	158,698,275
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,781,181	46,807,763
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,173,246	11,157,576

Total Mutual Funds (Cost $715,768,529)		743,024,841

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $12,669)	12,669	$12,669

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $697,336)	$700,000	697,276

TOTAL INVESTMENTS — 100.1% (Cost $716,478,534)		743,734,786
Liabilities in Excess of Other Assets — (0.1)%		(385,350)

NET ASSETS — 100.0%		$743,349,436

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	31	$3,062,025	GSC	$43,700
MSCI Emerging Markets E-Mini	12/2018	17	892,245	GSC	18,858
S&P 500® E-Mini	12/2018	41	5,983,950	GSC	17,643
10-Year U.S. Treasury Note	12/2018	23	2,731,969	GSC	(37,295)

Total Futures Contracts outstanding at September 30, 2018			$12,670,189		$42,906

9	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$12,669	$12,669	$—	$—
Mutual Funds	743,024,841	743,024,841	—	—
U.S. Treasury Obligation	697,276	—	697,276	—

Total Assets — Investments in Securities	$743,734,786	$743,037,510	$697,276	$—

Other Financial Instruments***
Futures Contracts	$80,201	$80,201	$—	$—

Total Assets — Other Financial Instruments	$80,201	$80,201	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(37,295)	$(37,295)	$—	$—

Total Liabilities — Other Financial Instruments	$(37,295)	$(37,295)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	10

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	11,316,377	$11,316,377
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,093,692	44,054,168
GuideStone Global Bond Fund (Institutional Class)¥	1,160,473	11,012,889
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,048,727	27,084,170
GuideStone Equity Index Fund (Institutional Class)¥	7,956,143	256,506,049
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,225,737	24,968,270
GuideStone International Equity Index Fund (Institutional Class)¥	13,572,686	145,092,014
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,079,603	39,939,312
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,061,599	10,095,804

Total Mutual Funds (Cost $543,141,907)		570,069,053

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $11,371)	11,370	$11,371

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $498,097)	$500,000	498,054

TOTAL INVESTMENTS — 100.0% (Cost $543,651,375)		570,578,478
Liabilities in Excess of Other Assets — (0.0)%		(81,872)

NET ASSETS — 100.0%		$570,496,606

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	31	$3,062,025	GSC	$37,642
MSCI Emerging Markets E-Mini	12/2018	16	839,760	GSC	17,721
S&P 500® E-Mini	12/2018	39	5,692,050	GSC	16,120
10-Year U.S. Treasury Note	12/2018	9	1,069,031	GSC	(14,594)

Total Futures Contracts outstanding at September 30, 2018			$10,662,866		$56,889

11	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$11,371	$11,371	$—	$—
Mutual Funds	570,069,053	570,069,053	—	—
U.S. Treasury Obligation	498,054	—	498,054	—

Total Assets — Investments in Securities	$570,578,478	$570,080,424	$498,054	$—

Other Financial Instruments***
Futures Contracts	$71,483	$71,483	$—	$—

Total Assets — Other Financial Instruments	$71,483	$71,483	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(14,594)	$(14,594)	$—	$—

Total Liabilities — Other Financial Instruments	$(14,594)	$(14,594)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	12

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	3,696,527	$3,696,527
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	602,330	8,577,173
GuideStone Global Bond Fund (Institutional Class)¥	224,974	2,135,001
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	542,495	7,171,778
GuideStone Equity Index Fund (Institutional Class)¥	2,247,855	72,470,844
GuideStone Small Cap Equity Fund (Institutional Class)¥	345,961	7,047,236
GuideStone International Equity Index Fund (Institutional Class)¥	3,837,099	41,018,585
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,184,401	11,595,286
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	299,163	2,845,044

Total Mutual Funds (Cost $149,670,705)		156,557,474

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $4,486)	4,486	$4,486

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.17%, 01/31/19Ω‡‡ (Cost $148,904)	$150,000	148,872

TOTAL INVESTMENTS — 100.0% (Cost $149,824,095)		156,710,832
Liabilities in Excess of Other Assets — (0.0)%		(20,942)

NET ASSETS — 100.0%		$156,689,890

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	11	$1,086,525	GSC	$8,243
MSCI Emerging Markets E-Mini	12/2018	5	262,425	GSC	6,661
S&P 500® E-Mini	12/2018	14	2,043,300	GSC	4,285
10-Year U.S. Treasury Note	12/2018	1	118,781	GSC	(1,622)

Total Futures Contracts outstanding at September 30, 2018			$3,511,031		$17,567

13	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$4,486	$4,486	$—	$—
Mutual Funds	156,557,474	156,557,474	—	—
U.S. Treasury Obligation	148,872	—	148,872	—

Total Assets — Investments in Securities	$156,710,832	$156,561,960	$148,872	$—

Other Financial Instruments***
Futures Contracts	$19,189	$19,189	$—	$—

Total Assets — Other Financial Instruments	$19,189	$19,189	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,622)	$(1,622)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,622)	$(1,622)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	14

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	5,299,366	$5,299,366
GuideStone Low-Duration Bond Fund (Institutional Class)¥	18,924,598	250,561,677
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	4,686,553	66,736,515
GuideStone Global Bond Fund (Institutional Class)¥	1,754,959	16,654,563
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,915,862	38,547,694
GuideStone Value Equity Fund (Institutional Class)¥	1,264,996	29,524,997
GuideStone Growth Equity Fund (Institutional Class)¥	1,004,898	29,925,853
GuideStone Small Cap Equity Fund (Institutional Class)¥	284,861	5,802,609
GuideStone International Equity Fund (Institutional Class)¥	2,144,714	33,135,829
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	965,890	9,456,063
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	685,296	6,517,161

	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,516,833	$25,772,366

Total Mutual Funds (Cost $510,821,177)		517,934,693

MONEY MARKET FUNDS — 0.2%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $991,021)	991,021	991,021

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $298,858)	$300,000	298,833

TOTAL INVESTMENTS —100.1% (Cost $512,111,056)		519,224,547
Liabilities in Excess of Other Assets — (0.1)%		(265,209)

NET ASSETS — 100.0%		$518,959,338

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	6	$592,650	GSC	$8,038
MSCI Emerging Markets E-Mini	12/2018	4	209,940	GSC	5,524
S&P 500® E-Mini	12/2018	6	875,700	GSC	2,582
2-Year U.S. Treasury Note	12/2018	31	6,532,766	GSC	(14,564)

Total Futures Contracts outstanding at September 30, 2018			$8,211,056		$1,580

15	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$991,021	$991,021	$—	$—
Mutual Funds	517,934,693	517,934,693	—	—
U.S. Treasury Obligation	298,833	—	298,833	—

Total Assets — Investments in Securities	$519,224,547	$518,925,714	$298,833	$—

Other Financial Instruments***
Futures Contracts	$16,144	$16,144	$—	$—

Total Assets — Other Financial Instruments	$16,144	$16,144	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(14,564)	$(14,564)	$—	$—

Total Liabilities — Other Financial Instruments	$(14,564)	$(14,564)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	16

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	28,581,685	$28,581,685
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,728,248	102,321,999
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	26,039,374	370,800,685
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,045,127	68,200,835
GuideStone Global Bond Fund (Institutional Class)¥	14,258,490	135,313,071
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	12,410,679	164,069,171
GuideStone Value Equity Fund (Institutional Class)¥	7,579,870	176,914,154
GuideStone Growth Equity Fund (Institutional Class)¥	5,779,562	172,115,370
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,628,648	33,175,564
GuideStone International Equity Fund (Institutional Class)¥	12,332,541	190,537,759
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	5,273,710	51,629,625

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	3,655,034	$34,759,371
GuideStone Strategic Alternatives Fund (Institutional Class)¥	6,117,446	62,642,643

Total Mutual Funds (Cost $1,565,737,753)		1,591,061,932

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $521,643)	521,643	521,643

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $996,194)	$1,000,000	996,109

TOTAL INVESTMENTS —100.1% (Cost $1,567,255,590)		1,592,579,684
Liabilities in Excess of Other Assets — (0.1)%		(1,135,365)

NET ASSETS — 100.0%		$1,591,444,319

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	44	$4,346,100	GSC	$61,973
MSCI Emerging Markets E-Mini	12/2018	28	1,469,580	GSC	30,533
S&P 500® E-Mini	12/2018	61	8,902,950	GSC	26,249
10-Year U.S. Treasury Note	12/2018	37	4,394,906	GSC	(59,996)
Long U.S. Treasury Bond	12/2018	19	2,669,500	GSC	(82,855)
5-Year U.S. Treasury Note	04/2019	38	4,274,110	GSC	(37,472)

Total Futures Contracts outstanding at September 30, 2018			$26,057,146		$(61,568)

17	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$521,643	$521,643	$—	$—
Mutual Funds	1,591,061,932	1,591,061,932	—	—
U.S. Treasury Obligation	996,109	—	996,109	—

Total Assets — Investments in Securities	$1,592,579,684	$1,591,583,575	$996,109	$—

Other Financial Instruments***
Futures Contracts	$118,755	$118,755	$—	$—

Total Assets — Other Financial Instruments	$118,755	$118,755	$—	$—

Liabilities:

Other Financial Instruments***
Futures Contracts	$(180,323)	$(180,323)	$—	$—

Total Liabilities — Other Financial Instruments	$(180,323)	$(180,323)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	18

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	22,074,681	$22,074,681
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,730,065	36,146,058
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	9,131,190	130,028,138
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,429,200	24,096,306
GuideStone Global Bond Fund (Institutional Class)¥	4,994,052	47,393,556
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	4,343,522	57,421,354
GuideStone Value Equity Fund (Institutional Class)¥	10,298,909	240,376,544
GuideStone Growth Equity Fund (Institutional Class)¥	7,991,736	237,993,907
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,240,003	45,628,854
GuideStone International Equity Fund (Institutional Class)¥	17,257,664	266,630,915
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	7,274,134	71,213,774

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	4,188,138	$39,829,196
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,986,061	30,577,266

Total Mutual Funds (Cost $1,205,958,730)		1,249,410,549

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $21,585)	21,585	21,585

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $996,194)	$1,000,000	996,109

TOTAL INVESTMENTS — 100.1% (Cost $1,206,976,509)		1,250,428,243
Liabilities in Excess of Other Assets — (0.1)%		(649,875)

NET ASSETS — 100.0%		$1,249,778,368

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	55	$5,432,625	GSC	$78,038
MSCI Emerging Markets E-Mini	12/2018	25	1,312,125	GSC	27,381
S&P 500® E-Mini	12/2018	73	10,654,350	GSC	31,413
10-Year U.S. Treasury Note	12/2018	13	1,544,156	GSC	(21,080)
Long U.S. Treasury Bond	12/2018	8	1,124,000	GSC	(34,887)
5-Year U.S. Treasury Note	04/2019	14	1,574,672	GSC	(13,805)

Total Futures Contracts outstanding at September 30, 2018			$21,641,928		$67,060

19	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$21,585	$21,585	$—	$—
Mutual Funds	1,249,410,549	1,249,410,549	—	—
U.S. Treasury Obligation	996,109	—	996,109	—

Total Assets — Investments in Securities	$1,250,428,243	$1,249,432,134	$996,109	$—

Other Financial Instruments***
Futures Contracts	$136,832	$136,832	$—	$—

Total Assets — Other Financial Instruments	$136,832	$136,832	$—	$—

Liabilities:

Other Financial Instruments***
Futures Contracts	$(69,772)	$(69,772)	$—	$—

Total Liabilities — Other Financial Instruments	$(69,772)	$(69,772)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	20

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	18,354,726	$18,354,726
GuideStone Value Equity Fund (Institutional Class)¥	12,514,832	292,096,175
GuideStone Growth Equity Fund (Institutional Class)¥	9,799,073	291,816,390
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,743,686	55,888,878
GuideStone International Equity Fund (Institutional Class)¥	21,128,363	326,433,212
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	9,134,095	89,422,786

Total Mutual Funds (Cost $1,009,433,515)		1,074,012,167

MONEY MARKET FUNDS — 0.1%
Northern Institutional U.S. Government Portfolio, 1.87%Ø (Cost $1,523,910)	1,523,910	1,523,910

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $996,194)	$1,000,000	$996,109

TOTAL INVESTMENTS —100.0% (Cost $1,011,953,619)		1,076,532,186
Liabilities in Excess of Other Assets — (0.0)%		(451,174)

NET ASSETS — 100.0%		$1,076,081,012

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	63	$6,222,825	GSC	$88,856
MSCI Emerging Markets E-Mini	12/2018	34	1,784,490	GSC	37,041
S&P 500® E-Mini	12/2018	81	11,821,950	GSC	34,855

Total Futures Contracts outstanding at September 30, 2018			$19,829,265		$160,752

21	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$1,523,910	$1,523,910	$—	$—
Mutual Funds	1,074,012,167	1,074,012,167	—	—
U.S. Treasury Obligation	996,109	—	996,109	—

Total Assets — Investments in Securities	$1,076,532,186	$1,075,536,077	$996,109	$—

Other Financial Instruments***
Futures Contracts	$160,752	$160,752	$—	$—

Total Assets — Other Financial Instruments	$160,752	$160,752	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	22

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 51.1%
Federal Farm Credit Bank
(Floating, ICE LIBOR USD 1M - 0.08%), 2.18%, 07/30/19†	$5,720,000	$5,717,092
(Floating, ICE LIBOR USD 1M - 0.05%), 2.07%, 02/07/20†	13,700,000	13,699,810
(Floating, ICE LIBOR USD 1M + 0.00%), 2.17%, 06/19/20†	11,000,000	11,008,802
(Floating, ICE LIBOR USD 1M - 0.05%), 2.11%, 08/17/20†	4,255,000	4,255,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.09%, 09/11/20†	5,475,000	5,474,682
Federal Farm Credit Bank Discount Notes
2.08%, 11/19/18	17,290,000	17,241,756
2.18%, 12/24/18	4,120,000	4,099,331
2.16%, 01/04/19	6,010,000	5,976,220
2.17%, 01/16/19	11,545,000	11,471,568
2.24%, 02/04/19	7,060,000	7,005,391
2.16%, 02/08/19	1,285,000	1,275,116
2.25%, 03/11/19	6,510,000	6,445,367
2.26%, 03/19/19	6,510,000	6,441,849
2.24%, 04/12/19	1,740,000	1,719,291
2.43%, 06/17/19	6,955,000	6,834,910
2.44%, 06/28/19	4,815,000	4,727,969
2.56%, 07/22/19	6,240,000	6,111,581
2.55%, 07/23/19	12,250,000	11,997,693
2.43%, 08/15/19	6,560,000	6,420,928
Federal Home Loan Bank
(Floating, ICE LIBOR USD 1M - 0.12%), 1.99%, 10/03/18†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.10%, 10/22/18†	6,340,000	6,340,061
(Floating, ICE LIBOR USD 1M - 0.14%), 2.08%, 10/26/18†	16,000,000	16,000,000
(Floating, ICE LIBOR USD 1M - 0.10%), 2.16%, 11/02/18†	13,000,000	13,000,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.98%, 11/14/18†	11,060,000	11,060,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.03%, 11/16/18†	20,400,000	20,400,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.04%, 11/16/18†	17,755,000	17,754,934
(Floating, ICE LIBOR USD 1M - 0.13%), 2.04%, 11/20/18†	8,890,000	8,890,395
(Floating, ICE LIBOR USD 1M - 0.07%), 2.10%, 12/19/18†	18,000,000	18,000,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.13%, 01/25/19†	7,080,000	7,080,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.11%, 01/28/19†	5,525,000	5,525,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.13%, 02/01/19†	8,080,000	8,080,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.06%, 02/11/19†	2,825,000	2,825,364
(Floating, ICE LIBOR USD 1M - 0.12%), 2.10%, 02/25/19†	16,000,000	16,000,000
(Floating, ICE LIBOR USD 1M - 0.12%), 2.10%, 03/25/19†	30,000,000	30,000,000

	Par	Value
(Floating, ICE LIBOR USD 3M - 0.16%), 2.17%, 06/12/19†	$3,695,000	$3,694,331
(Floating, ICE LIBOR USD 1M - 0.09%), 2.04%, 06/14/19†	20,410,000	20,410,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.18%, 06/20/19†	21,140,000	21,140,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.06%, 07/19/19†	19,690,000	19,690,000
(Floating, ICE LIBOR USD 1M - 0.08%), - 2.15%, 08/27/19†	7,925,000	7,925,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.06%, 09/09/19†	16,095,000	16,095,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.07%, 09/11/19†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.17%, 09/27/19†	5,980,000	5,980,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.20%, 12/19/19†	4,765,000	4,765,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.15%, 02/24/20†	10,755,000	10,755,000
Federal Home Loan Bank Discount Notes
2.11%, 10/04/18	4,855,000	4,854,158
2.00%, 10/09/18	6,750,000	6,747,045
1.98%, 10/12/18	4,830,000	4,827,072
0.49%, 10/16/18	4,760,000	4,755,984
2.00%, 10/17/18	8,230,000	8,222,703
1.96%, 10/19/18	24,735,000	24,709,623
2.02%, 10/22/18	1,175,000	1,173,629
2.07%, 10/24/18	460,000	459,412
2.02%, 10/26/18	8,900,000	8,887,701
2.14%, 11/28/18	12,140,000	12,098,731
2.11%, 11/30/18	7,790,000	7,762,748
2.13%, 12/05/18	12,140,000	12,093,860
2.11%, 12/07/18	2,090,000	2,081,812
2.16%, 12/21/18	9,270,000	9,225,156
2.11%, 01/04/19	4,775,000	4,748,160
2.23%, 01/29/19	2,630,000	2,610,538
2.27%, 03/06/19	1,650,000	1,633,927
2.33%, 03/20/19	9,000,000	8,901,825
Federal Home Loan Mortgage Corporation
0.88%, 10/12/18	8,370,000	8,368,124
(Floating, ICE LIBOR USD 1M - 0.10%), 2.03%, 08/08/19†	10,510,000	10,505,558
Freddie Mac Discount Notes
1.98%, 10/18/18	14,720,000	14,706,411

Total Agency Obligations (Cost $608,708,618)		608,708,618

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Bills
1.88%, 10/11/18Ω	51,000,000	50,972,226
1.95%, 10/25/18Ω	13,330,000	13,312,355
2.16%, 12/27/18Ω	14,290,000	14,217,996
2.10%, 01/17/19Ω	65,000,000	64,582,700
2.17%, 02/07/19Ω	19,895,000	19,739,587

23	See Notes to Schedule of Investments.

	Par	Value
2.19%, 02/21/19Ω	$8,805,000	$8,728,579

		171,553,443

U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.23%, 07/31/20†	10,000,000	10,000,000

U.S. Treasury Notes
1.13%, 01/31/19	565,000	563,022
1.25%, 01/31/19	565,000	563,254

		1,126,276

Total U.S. Treasury Obligations (Cost $182,679,719)		182,679,719

	Shares
MONEY MARKET FUNDS — 0.0%
Northern Institutional Funds - U.S. Government Select Portfolio (Shares), 1.92% Ø (Cost $100,848)	100,848	100,848

	Par
REPURCHASE AGREEMENTS — 32.0%
Bank of Montreal
2.26% (dated 09/28/18, due 10/01/18, repurchase price $60,011,300, collateralized by Federal Home Loan Mortgage Corporation, Government National Mortgage Association, U.S. Treasury Bill, U.S. Treasury Bond, U.S. Treasury Notes, 0.000% to 4.630%, due 12/06/18 to 04/20/46, total market value $61,200,001)	$60,000,000	60,000,000
Bank of Nova Scotia
2.23% (dated 09/28/18, due 10/01/18, repurchase price $35,006,504, collateralized by U.S. Treasury Bond, U.S. Treasury Notes, 1.375% to 2.125%, due 11/30/20 to 02/15/44, total market value $35,706,666)	35,000,000	35,000,000
BNP Paribas
2.24% (dated 09/28/18, due 10/01/18, repurchase price $40,007,467, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes, 0.000% to 2.625%, due 10/31/19 to 11/15/39, total market value $40,800,000)	40,000,000	40,000,000

	Par	Value
2.26% (dated 09/28/18, due 10/01/18, repurchase price $13,002,448, collateralized by Federal Home Loan Mortgage Corporation, Government National Mortgage Association, U.S. Treasury Bond, 0.000% to 5.500%, due 02/15/40 to 05/20/48, total market value $13,269,708)	$13,000,000	$13,000,000
Citigroup Global Markets, Inc.
2.26% (dated 09/28/18, due 10/01/18, repurchase price $10,001,883, collateralized by Government National Mortgage Association, U.S. Treasury Note, 0.625% to 8.000%, due 01/15/26 to 12/20/47, total market value $10,200,000)	10,000,000	10,000,000
Credit Agricole
2.26% (dated 09/28/18, due 10/01/18, repurchase price $40,007,533, collateralized by U.S. Treasury Notes, 2.000% to 2.250%, due 10/31/21 to 02/15/27, total market value $40,800,064)	40,000,000	40,000,000
Goldman Sachs & Co.
2.21% (dated 09/28/18, due 10/01/18, repurchase price $20,003,683, collateralized by Federal National Mortgage Association, 4.000%, due 10/01/48, total market value $20,600,001)	20,000,000	20,000,000
2.20% (dated 09/25/18, due 10/02/18, repurchase price $21,008,983, collateralized by Federal National Mortgage Association, Government National Mortgage Association, 3.500% to 4.000%, due 09/20/42 to 07/01/56, total market value $21,470,556)	21,000,000	21,000,000
HSBC Securities USA, Inc.
2.25% (dated 09/28/18, due 10/01/18, repurchase price $20,003,750, collateralized by Government National Mortgage Association, 4.500%, due 06/20/42, total market value $20,400,018)	20,000,000	20,000,000

See Notes to Schedule of Investments.	24

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mitsubishi UFJ Securities USA, Inc.
2.20% (dated 09/28/18, due 10/01/18, repurchase price $32,005,867, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, 3.000% to 4.000%, due 10/01/43 to 12/01/47, total market value $32,960,001)	$32,000,000	$32,000,000
Mizuho Securities USA, Inc.
2.25% (dated 09/28/18, due 10/01/18, repurchase price $40,007,500, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, 5.000%, due 05/01/48 to 09/01/48, total market value $41,200,001)	40,000,000	40,000,000
Natixis S.A.
2.23% (dated 09/28/18, due 10/01/18, repurchase price $21,003,903, collateralized by U.S. Treasury Notes, 1.500% to 2.125%, due 06/15/20 to 06/30/24, total market value $21,420,013)	21,000,000	21,000,000
2.25% (dated 09/28/18, due 10/01/18, repurchase price $4,000,750, collateralized by Federal Farm Credit Banks, Federal National Mortgage Association, U.S. Treasury Bonds, U.S. Treasury Note, 0.125% to 3.625%, due 04/15/21 to 02/01/48, total market value $4,105,528)	4,000,000	4,000,000

	Par	Value
TD Securities USA LLC
2.27% (dated 09/28/18, due 10/01/18, repurchase price $25,004,729, collateralized by Government National Mortgage Association, 4.000%, due 09/20/48, total market value $25,500,000)	$25,000,000	$25,000,000

Total Repurchase Agreements (Cost $381,000,000)		381,000,000

TOTAL INVESTMENTS — 98.5% (Cost $1,172,489,185)		1,172,489,185
Other Assets in Excess of Liabilities — 1.5%		18,118,943

NET ASSETS — 100.0%		$1,190,608,128

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$608,708,618	$—	$608,708,618	$—
Money Market Funds	100,848	100,848	—	—
Repurchase Agreements	381,000,000	—	381,000,000	—
U.S. Treasury Obligations	182,679,719	—	182,679,719	—

Total Assets — Investments in Securities	$1,172,489,185	$100,848	$1,172,388,337	$—

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

25	See Notes to Schedule of Investments.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association
2.75%, 06/22/21 (Cost $2,979,374)	$2,980,000	$2,966,770

ASSET-BACKED SECURITIES — 15.3%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 3.44%, 07/15/26 144A†	800,000	800,097
Ally Auto Receivables Trust, Series 2018-1, Class A2
2.14%, 09/15/20	2,714,843	2,710,447
Ally Auto Receivables Trust, Series 2018-3, Class A2
2.72%, 05/17/21	1,030,000	1,029,704
ALM XII, Ltd., Series 2015-12A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.89%, 0.89% Floor), 3.23%, 04/16/27 144A†	440,000	439,153
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A3
1.60%, 11/09/20	214,097	213,768
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	230,000	229,547
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3
1.46%, 05/10/21	760,325	757,211
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3
1.87%, 08/18/21	210,000	208,836
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	540,000	535,948
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	650,000	649,282
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 3.60%, 07/24/29 144A†	2,000,000	2,003,343
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 3.26%, 07/18/27 144A†	3,215,000	3,212,878
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.70%), 3.86%, 09/15/26 144A†	490,000	490,598
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.46%, 04/15/27 144A†	1,610,000	1,618,459

	Par	Value
Atlas Senior Loan Fund IV, Ltd., Series 2013-2A, Class A1RR
(Floating, ICE LIBOR USD 3M + 0.68%), 2.99%, 02/17/26 144A†	$487,931	$486,116
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 09/15/23	560,000	558,774
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 3.15%, 01/20/28 144A†	1,200,000	1,192,958
Bayview Koitere Fund Trust, Series 2018-RN4, Class A1
(Step to 4.62% on 03/28/20), 3.62%, 03/28/33 144A STEP	209,797	209,268
Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1
(Step to 4.35% on 12/28/19), 3.35%, 11/28/32 144A STEP	84,773	84,560
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.22%, 10/25/37†	395,035	397,743
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 2.67%, 12/25/42†	39,333	39,130
BlueMountain CLO, Ltd., Series 2013-3A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 10/29/25 144A†	465,347	464,774
BlueMountain CLO, Ltd., Series 2013-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.01%), 3.35%, 04/15/25 144A†	568,619	568,612
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1
3.15%, 05/15/23 144A	830,000	828,355
BMW Vehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	966,984	960,424
Capital Auto Receivables Asset Trust, Series 2016-2, Class B
2.11%, 03/22/21	170,000	168,387
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	650,000	644,557
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2
2.08%, 03/15/23	90,000	88,735
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 06/15/22	2,320,000	2,290,586

See Notes to Schedule of Investments.	26

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	$1,554,033	$1,535,854
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	960,000	960,439
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 0.78%, 0.78% Floor), 3.12%, 04/15/27 144A†	1,000,000	995,263
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 08/07/22	1,690,000	1,655,154
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9
1.80%, 09/20/21	4,770,000	4,723,676
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 08/15/21	823,246	817,001
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	1,108,370	1,095,706
CNH Equipment Trust, Series 2017-B, Class A3
1.86%, 09/15/22	1,110,000	1,092,056
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	1,030,000	1,029,957
Colony Starwood Homes Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.41%, 12/17/33 144A†	1,055,691	1,058,564
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A
2.42%, 11/15/23 144A	1,187,801	1,186,677
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A
2.56%, 10/15/25 144A	1,020,000	1,015,282
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	1,380,000	1,366,647
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,800,000	1,799,304
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	800,000	798,042
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 04/25/19), 5.72%, 09/25/36 STEP	342,801	196,147
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.76%, 12/25/34†	1,122,795	1,123,825
Dell Equipment Finance Trust, Series 2017-2, Class A3
2.19%, 10/24/22 144A	560,000	554,619

	Par	Value
Drive Auto Receivables Trust, Series 2017-2, Class B
2.25%, 06/15/21	$282,497	$282,327
Drive Auto Receivables Trust, Series 2018-2, Class A3
2.88%, 06/15/21	980,000	980,982
Drive Auto Receivables Trust, Series 2018-4, Class A3
3.04%, 11/15/21	200,000	200,044
Drive Auto Receivables Trust, Series 2018-4, Class B
3.36%, 10/17/22	770,000	770,506
Drug Royalty II LP 2, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 3M + 2.85%, 2.85% Floor), 5.19%, 07/15/23 144A†	69,781	70,356
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.24%, 10/15/27 144A†	1,680,000	1,676,460
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 3.25%, 04/15/29 144A†	1,000,000	996,621
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 02/22/22 144A	587,525	585,590
Enterprise Fleet Financing LLC, Series 2016-2, Class A3
2.04%, 02/22/22 144A	730,000	721,110
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	241,280	240,092
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	250,000	248,184
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	1,012,356	1,003,615
Enterprise Fleet Financing, Series 2018-2, Class A2
3.14%, 02/20/24 144A	3,000,000	2,999,651
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M + 0.13%, 0.13% Floor), 2.35%, 08/25/31†	332,421	330,981
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 04/15/27 144A†	1,765,000	1,760,755
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%), 3.06%, 02/15/21†	625,000	627,013
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,569,671

27	See Notes to Schedule of Investments.

	Par	Value
GM Financial Automobile Leasing Trust, Series 2016-1, Class C
3.24%, 03/20/20	$800,000	$801,010
GM Financial Automobile Leasing Trust, Series 2018-2, Class A3
3.06%, 06/21/21	790,000	790,733
GM Financial Automobile Leasing Trust, Series 2018-3, Class A4
3.30%, 07/20/22	310,000	309,944
Greystone Commercial Real Estate Notes, Ltd., Series 2017-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.71%, 03/15/27 144A†	900,000	898,291
Honda Auto Receivables Owner Trust, Series 2017-3, Class A3
1.79%, 09/20/21	1,500,000	1,478,966
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 09/15/20	560,033	557,862
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	665,930
John Deere Owner Trust, Series 2017-B, Class A3
1.82%, 10/15/21	575,000	567,255
JP Morgan Mortgage Acquisition Corporation, Series 2006-FRE2, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.40%, 02/25/36†	22,955	23,004
Kubota Credit Owner Trust, Series 2017-1A, Class A3
1.88%, 08/16/21 144A	1,730,000	1,698,658
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	131,894	136,772
LCM XVII LP, Series 17A, Class AR
(Floating, ICE LIBOR USD 3M + 1.35%, 1.35% Floor), 3.69%, 10/15/26 144A†	1,250,000	1,250,091
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 3.38%, 10/20/27 144A†	1,220,000	1,220,000
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	959,358
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 3.29%, 05/15/28 144A†	630,000	631,185
Madison Park Funding XIV, Ltd., Series 2014-14A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.12%), 3.47%, 07/20/26 144A†	250,000	250,037

	Par	Value
Madison Park Funding XIV, Ltd., Series 2014-14A, Class BR
(Floating, ICE LIBOR USD 3M + 1.55%), 3.90%, 07/20/26 144A†	$1,370,000	$1,371,840
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 3.14%, 01/15/28 144A†	2,890,000	2,869,608
Magnetite VIII, Ltd.
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 3.32%, 04/15/31 144A†	530,000	528,980
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.31%, 06/15/28 144A†	290,000	290,434
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.75% Floor), 2.86%, 05/17/21 144A†	1,354,000	1,358,767
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A
(Floating, ICE LIBOR USD 1M + 0.42%), 2.58%, 05/16/22 144A†	1,750,000	1,755,828
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	991,974	972,779
MMAF Equipment Finance LLC, Series 2017-AA, Class A3
2.04%, 02/16/22 144A	2,210,000	2,180,845
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	771,965	747,282
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.86%, 09/16/24 144A†	45,369	45,429
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 2.97%, 03/25/66 144A†	1,500,000	1,513,924
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.27%, 12/27/66 144A†	1,149,651	1,166,496
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.02%, 07/26/66 144A†	1,273,248	1,287,333

See Notes to Schedule of Investments.	28

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 3.02%, 09/25/65 144A†	$1,327,816	$1,340,727
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 3.19%, 01/15/28 144A†	1,145,000	1,140,117
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A4
1.59%, 07/15/22	2,860,000	2,810,964
Nissan Master Owner Receivables Trust, Series 2016-A, Class A2
1.54%, 06/15/21	1,440,000	1,423,611
Nissan Master Owner Receivables Trust, Series 2017-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 2.59%, 04/18/22†	1,650,000	1,656,877
Nissan Master Owner Receivables Trust, Series 2017-C, Class A
(Floating, ICE LIBOR USD 1M + 0.32%), 2.48%, 10/17/22†	1,471,000	1,475,331
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	1,150,000	1,150,136
OneMain Financial Issuance Trust, Series 2015-2A, Class A
2.57%, 07/18/25 144A	13,573	13,588
Palmer Square CLO, Ltd., Series 2013-2A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.22%), 3.56%, 10/17/27 144A†	1,405,000	1,404,984
Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.74%), 3.08%, 10/15/25 144A†	675,892	673,388
PFS Financing Corporation, Series 2016-BA, Class A
1.87%, 10/15/21 144A	290,000	286,745
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,304,948
Prestige Auto Receivables Trust, Series 2018-1A, Class A3
3.29%, 09/15/22 144A	590,000	590,202
Regatta V Funding, Ltd., Series 2014-1A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.16%), 3.50%, 10/25/26 144A†	2,000,000	1,999,967
Santander Drive Auto Receivables Trust, Series 2015-1, Class D
3.24%, 04/15/21	320,000	320,391
Santander Drive Auto Receivables Trust, Series 2015-2, Class D
3.02%, 04/15/21	555,000	555,193
Santander Drive Auto Receivables Trust, Series 2016-2, Class C
2.66%, 11/15/21	640,000	638,523

	Par	Value
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3
1.77%, 09/15/20	$86,618	$86,548
Santander Drive Auto Receivables Trust, Series 2018-1, Class A3
2.32%, 08/16/21	350,000	348,767
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3
3.03%, 02/15/22	200,000	199,887
Securitized Asset-Backed Receivables LLC Trust, Series 2006-OP1, Class M1
(Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor), 2.59%, 10/25/35†	669,557	670,090
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A3
2.04%, 04/26/21 144A	1,390,000	1,373,190
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.43%, 09/15/26†	737,177	736,488
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 2.53%, 06/15/23†	1,466,764	1,464,915
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.41%, 05/16/44 144A†	520,702	530,057
SLM Private Education Loan Trust, Series 2011-B, Class A2
3.74%, 02/15/29 144A	413,587	415,186
SLM Private Education Loan Trust, Series 2014-A, Class A2A
2.59%, 01/15/26 144A	205,570	205,182
SLM Private Education Loan Trust, Series 2014-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.15%), 3.31%, 01/15/26 144A†	461,144	462,848
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, Euribor 3M + 0.27%), 0.00%, 06/17/24(E)†	296,849	343,781
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, Euribor 3M + 0.18%), 0.00%, 01/25/24(E)†	1,853,146	2,152,077
SLM Student Loan Trust, Series 2004-3, Class A5
(Floating, ICE LIBOR USD 3M + 0.17%, 0.17% Floor), 2.51%, 07/25/23†	698,478	698,543
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 2.89%, 01/25/28†	1,909,338	1,916,969
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	516,064	511,310

29	See Notes to Schedule of Investments.

	Par	Value
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	$396,482	$389,248
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	258,056	249,647
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	1,105,000	1,098,788
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 2.88%, 01/15/37 144A†	640,000	641,494
Sofi Consumer Loan Program, Series 2017-5, Class A1
2.14%, 09/25/26 144A	650,024	646,934
SoFi Professional Loan Program LLC, Series 2015-A, Class A1
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 3.42%, 03/25/33 144A †	279,023	281,687
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	1,093,573	1,074,620
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	382,181	376,173
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	210,000	205,082
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A
1.53%, 04/25/33 144A	58,695	58,574
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	190,000	184,335
Sofi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	1,231,696	1,198,404
Sofi Professional Loan Program LLC, Series 2017-C, Class A2A
1.75%, 07/25/40 144A	357,542	354,526
Springleaf Funding Trust, Series 2015-AA, Class A
3.16%, 11/15/24 144A	230,244	230,274
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.11%, 01/17/35 144A†	2,013,674	2,015,660
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.60%, 04/25/35†	254,962	250,523
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	591,998	580,111

	Par	Value
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3
1.30%, 04/15/20	$272,625	$271,451
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 05/16/22	1,250,000	1,236,431
Treman Park CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.37%), 3.72%, 04/20/27 144A†	1,000,000	1,001,228
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 04/15/29 144A†	3,070,000	3,057,568
USAA Auto Owner Trust, Series 2017-1, Class A3
1.70%, 05/17/21	660,000	654,304
Venture XVII CLO, Ltd.
(Floating, ICE LIBOR USD 3M + 0.88%), 3.22%, 04/15/27 144A†	360,000	358,916
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	3,000,000	2,957,904
Vibrant CLO III, Ltd., Series 2015-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.48%), 3.83%, 04/20/26 144A†	250,000	249,961
VOLT LIX LLC, Series 2017-NPL6, Class A1
(Step to 6.25% on 06/25/20), 3.25%, 05/25/47 144A STEP	492,961	491,437
VOLT LX LLC, Series 2017-NPL7, Class A1
(Step to 6.25% on 07/25/20), 3.25%, 06/25/47 144A STEP	231,337	222,580
VOLT LXI LLC, Series 2017-NPL8, Class A1
(Step to 6.13% on 06/25/20), 3.13%, 06/25/47 144A STEP	297,867	296,131
Westlake Automobile Receivables Trust, Series 2016-2A, Class D
4.10%, 06/15/21 144A	350,000	352,859
Westlake Automobile Receivables Trust, Series 2017-1A, Class C
2.70%, 10/17/22 144A	740,000	737,783
Wheels SPV 2 LLC, Series 2016-1A, Class A2
1.59%, 05/20/25 144A	56,304	56,133
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	170,578	169,347

Total Asset-Backed Securities (Cost $144,578,320)		144,130,705

See Notes to Schedule of Investments.	30

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
COMMERCIAL PAPER — 0.5%
Florida Power & Light Co.
0.00%, 11/28/18	$3,200,000	$3,186,482
UBS AG
(Floating, ICE LIBOR USD 3M + 0.33%), 2.67%, 04/04/19 144A†	1,500,000	1,501,916

Total Commercial Paper (Cost $4,686,080)		4,688,398

CORPORATE BONDS — 22.7%
AbbVie, Inc.
2.30%, 05/14/21	2,300,000	2,239,994
3.38%, 11/14/21	500,000	499,682
2.90%, 11/06/22	160,000	155,590
3.75%, 11/14/23	385,000	383,946
AES Corporation
4.00%, 03/15/21	850,000	850,000
Aetna, Inc.
2.20%, 03/15/19	75,000	74,836
Air Lease Corporation
2.63%, 07/01/22	150,000	143,702
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	415,000	413,618
American Electric Power Co., Inc.
2.15%, 11/13/20	530,000	518,966
2.95%, 12/15/22	220,000	215,272
American Express Co.
2.20%, 10/30/20	520,000	509,284
2.50%, 08/01/22	265,000	254,262
American Express Credit Corporation
1.88%, 05/03/19	390,000	388,204
2.20%, 03/03/20	735,000	726,919
2.38%, 05/26/20	1,550,000	1,531,167
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,579,357
3.50%, 01/31/23	95,000	93,528
Amphenol Corporation
2.20%, 04/01/20	365,000	358,715
Analog Devices, Inc.
2.85%, 03/12/20	110,000	109,347
Andeavor Logistics LP
6.25%, 10/15/22	199,000	204,721
3.50%, 12/01/22	265,000	261,188
Anthem, Inc.
3.13%, 05/15/22	165,000	162,539
Apache Corporation
3.63%, 02/01/21	71,000	70,981
3.25%, 04/15/22	236,000	232,504
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,296,509
Arizona Public Service Co.
2.20%, 01/15/20	1,580,000	1,562,287
Associated Bank NA
3.50%, 08/13/21	570,000	567,530
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 3.62%, 03/26/21†	710,000	711,415

	Par	Value
Astoria Financial Corporation
3.50%, 06/08/20	$480,000	$478,578
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.75%), 3.07%, 06/01/21†	2,800,000	2,826,200
(Floating, ICE LIBOR USD 3M + 0.95%), 3.29%, 07/15/21†	1,000,000	1,012,256
3.80%, 03/15/22	680,000	683,123
3.60%, 02/17/23	855,000	850,336
(Floating, ICE LIBOR USD 3M + 1.18%), 3.51%, 06/12/24†	600,000	603,165
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,427,252
AXA Equitable Holdings, Inc.
3.90%, 04/20/23 144A	70,000	69,560
Bank of America Corporation
5.49%, 03/15/19	200,000	202,491
2.65%, 04/01/19	2,500,000	2,500,364
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,840,000	1,808,182
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	748,657
(Floating, ICE LIBOR USD 3M + 0.38%), 2.73%, 01/23/22†	900,000	897,551
(Variable, ICE LIBOR USD 3M + 0.63%), 3.50%, 05/17/22^	425,000	424,925
(Floating, ICE LIBOR USD 3M + 0.65%), 3.02%, 06/25/22†	750,000	752,266
2.50%, 10/21/22Δ	775,000	742,534
BB&T Corporation
3.20%, 09/03/21	185,000	183,981
Becton Dickinson and Co.
2.13%, 06/06/19	1,275,000	1,267,646
2.40%, 06/05/20	325,000	320,197
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,435,878
BMW US Capital LLC
3.25%, 08/14/20 144AΔ	1,040,000	1,043,714
(Floating, ICE LIBOR USD 3M + 0.50%), 2.82%, 08/13/21 144A†	3,000,000	3,010,281
Broadcom Corporation
2.38%, 01/15/20	3,275,000	3,237,593
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	497,077
CA, Inc.
3.60%, 08/15/22	205,000	203,704
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	795,027
Capital One Bank USA NA
2.30%, 06/05/19Δ	250,000	249,162
Capital One Financial Corporation
2.40%, 10/30/20Δ	1,105,000	1,082,413
(Floating, ICE LIBOR USD 3M + 0.95%), 3.28%, 03/09/22†	995,000	1,001,339
3.75%, 04/24/24	135,000	132,785
Capital One NA
2.35%, 01/31/20	1,030,000	1,018,879

31	See Notes to Schedule of Investments.

	Par	Value
Caterpillar Financial Services Corporation
3.15%, 09/07/21	$125,000	$124,905
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	198,267
CenturyLink, Inc.
5.63%, 04/01/20Δ	530,000	541,262
Charter Communications Operating LLC
4.46%, 07/23/22	640,000	651,259
(Floating, ICE LIBOR USD 3M + 1.65%), 3.99%, 02/01/24†	2,700,000	2,753,764
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	663,862
CIT Group, Inc.
4.13%, 03/09/21	780,000	781,950
Citibank NA
2.10%, 06/12/20	1,050,000	1,031,478
2.13%, 10/20/20	800,000	781,465
Citigroup, Inc.
2.50%, 07/29/19	290,000	289,421
2.45%, 01/10/20Δ	820,000	813,094
2.75%, 04/25/22	1,100,000	1,067,868
(Variable, ICE LIBOR USD 3M + 0.95%), 2.88%, 07/24/23^	325,000	314,474
(Floating, ICE LIBOR USD 3M + 1.02%), 3.34%, 06/01/24†	1,000,000	1,005,565
Citizens Bank NA
2.45%, 12/04/19	600,000	596,064
2.25%, 03/02/20	285,000	281,263
2.20%, 05/26/20	370,000	362,989
(Floating, ICE LIBOR USD 3M + 0.57%), 2.88%, 05/26/20†	750,000	752,480
CNH Industrial Capital LLC
3.38%, 07/15/19	275,000	275,464
3.88%, 10/15/21	145,000	144,957
Continental Airlines Pass Through Trust, Series 2010-1, Class B
6.00%, 01/12/19	82,136	83,163
Continental Resources, Inc.
4.50%, 04/15/23	1,140,000	1,161,190
Cox Communications, Inc.
3.15%, 08/15/24 144A	480,000	454,844
Crown Castle International Corporation REIT
4.88%, 04/15/22	325,000	335,607
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,468,627
CVS Health Corporation
3.13%, 03/09/20	1,475,000	1,475,723
2.80%, 07/20/20	775,000	768,139
3.35%, 03/09/21	1,700,000	1,697,491
3.70%, 03/09/23	1,790,000	1,782,438
D.R. Horton, Inc.
4.00%, 02/15/20	1,100,000	1,107,006
Daimler Finance North America LLC
1.50%, 07/05/19 144A	1,600,000	1,584,480

	Par	Value
2.20%, 05/05/20 144A	$230,000	$225,931
2.70%, 08/03/20 144A	210,000	207,617
2.30%, 02/12/21 144AΔ	1,455,000	1,417,537
(Floating, ICE LIBOR USD 3M + 0.84%), 3.18%, 05/04/23 144A†Δ	3,000,000	3,013,762
DCP Midstream Operating LP
2.70%, 04/01/19	420,000	420,399
5.35%, 03/15/20 144A	275,000	281,875
Dell International LLC
3.48%, 06/01/19 144A	1,455,000	1,458,915
4.42%, 06/15/21 144A	1,325,000	1,345,804
5.88%, 06/15/21 144A	140,000	144,547
5.45%, 06/15/23 144A	1,200,000	1,263,229
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	461,400
3.63%, 03/15/22	2,100,000	2,075,393
Devon Energy Corporation
3.25%, 05/15/22	700,000	688,282
Diamondback Energy, Inc.
4.75%, 11/01/24 144A	350,000	351,312
Discover Bank
3.35%, 02/06/23	250,000	243,012
Discovery Communications LLC
4.38%, 06/15/21	220,000	224,333
DISH DBS Corporation
6.75%, 06/01/21	700,000	716,625
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.93%, 06/15/21†	1,800,000	1,799,759
Dominion Energy, Inc.
2.96%, 07/01/19 STEP	1,125,000	1,124,644
2.58%, 07/01/20	335,000	330,636
Dow Chemical Co.
4.25%, 11/15/20	175,000	178,281
DTE Energy Co.
1.50%, 10/01/19	400,000	393,772
3.70%, 08/01/23	240,000	239,860
Duke Energy Corporation
3.95%, 10/15/23	430,000	435,759
DXC Technology Co.
2.88%, 03/27/20	140,000	138,882
Elanco Animal Health, Inc.
3.91%, 08/27/21 144A	295,000	295,479
Emera US Finance LP
2.15%, 06/15/19	250,000	248,424
Enbridge Energy Partners LP
5.20%, 03/15/20	280,000	287,012
4.38%, 10/15/20	15,000	15,226
Energy Transfer Equity LP
4.25%, 03/15/23Δ	630,000	627,637
Energy Transfer Partners LP
4.15%, 10/01/20	1,115,000	1,129,859
3.60%, 02/01/23	105,000	103,293
EnLink Midstream Partners LP
2.70%, 04/01/19	685,000	682,848

See Notes to Schedule of Investments.	32

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
EOG Resources, Inc.
2.45%, 04/01/20	$290,000	$287,329
EQT Corporation
2.50%, 10/01/20	395,000	385,753
Exelon Corporation
2.45%, 04/15/21	175,000	170,176
Exelon Generation Co. LLC
5.20%, 10/01/19	240,000	245,091
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,280,534
Ford Motor Credit Co. LLC
2.94%, 01/08/19	1,300,000	1,301,370
2.26%, 03/28/19	535,000	533,224
2.02%, 05/03/19	420,000	417,522
1.90%, 08/12/19	2,200,000	2,176,666
2.43%, 06/12/20	1,135,000	1,112,452
3.16%, 08/04/20	225,000	222,895
3.34%, 03/18/21	640,000	631,259
3.81%, 10/12/21	241,000	239,454
(Floating, ICE LIBOR USD 3M + 1.27%), 3.66%, 03/28/22†	235,000	234,805
4.14%, 02/15/23	345,000	339,699
Fortive Corporation
1.80%, 06/15/19	24,000	23,775
Freeport-McMoRan, Inc.
3.55%, 03/01/22	200,000	194,000
General Electric Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 5.00%, 01/21/21^	700,000	682,850
General Mills, Inc.
(Floating, ICE LIBOR USD 3M + 1.01%), 3.35%, 10/17/23†	200,000	201,651
General Motors Financial Co., Inc.
3.10%, 01/15/19	175,000	175,149
2.40%, 05/09/19	780,000	778,072
2.65%, 04/13/20	460,000	455,703
(Floating, ICE LIBOR USD 3M + 0.93%), 3.27%, 04/13/20†	1,010,000	1,016,513
2.45%, 11/06/20	605,000	593,213
3.20%, 07/06/21	420,000	415,019
(Floating, ICE LIBOR USD 3M + 1.55%), 3.89%, 01/14/22†	895,000	912,972
(Floating, ICE LIBOR USD 3M + 1.31%), 3.70%, 06/30/22†	614,000	620,858
3.25%, 01/05/23	290,000	279,920
4.15%, 06/19/23	235,000	234,309
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	502,770
Gilead Sciences, Inc.
2.50%, 09/01/23	90,000	85,953
Glencore Funding LLC
(Floating, ICE LIBOR USD 3M + 1.36%), 3.70%, 01/15/19 144A†	680,000	681,367
Goldman Sachs Group, Inc.
2.60%, 04/23/20	980,000	970,474
2.60%, 12/27/20	990,000	974,630
3.00%, 04/26/22	2,660,000	2,607,401

	Par	Value
3.20%, 02/23/23	$510,000	$499,335
Halfmoon Parent, Inc.
3.20%, 09/17/20 144A	1,360,000	1,355,647
(Floating, ICE LIBOR USD 3M + 0.65%), 2.98%, 09/17/21 144A†	860,000	861,388
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 144A	260,000	255,612
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	263,000	276,049
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	399,000	399,015
2.10%, 10/04/19 144A	840,000	832,019
HSBC USA, Inc.
2.75%, 08/07/20	1,500,000	1,487,968
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	281,016
Huntington National Bank
2.38%, 03/10/20	1,240,000	1,227,390
Hyundai Capital America
2.40%, 10/30/18 144A	155,000	154,994
2.50%, 03/18/19 144A	30,000	29,937
1.75%, 09/27/19 144AΔ	435,000	428,989
2.55%, 04/03/20 144A	315,000	309,817
International Lease Finance Corporation
5.88%, 04/01/19	1,385,000	1,404,288
6.25%, 05/15/19	1,300,000	1,325,487
8.25%, 12/15/20	800,000	874,661
Interpublic Group of Cos., Inc. (The)
3.50%, 10/01/20	230,000	230,131
3.75%, 10/01/21	80,000	80,215
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	435,000	437,175
iStar, Inc. REIT
4.63%, 09/15/20	225,000	225,000
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 1.21%), 3.54%, 10/29/20†	4,735,000	4,826,097
(Floating, ICE LIBOR USD 3M + 0.68%), 3.00%, 06/01/21†	1,265,000	1,272,515
(Floating, ICE LIBOR USD 3M + 0.61%), 2.95%, 06/18/22†	540,000	541,397
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 04/25/23^	815,000	792,018
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	310,000	306,960
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 07/23/24†	625,000	627,563
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 02/01/21^	1,600,000	1,588,312
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	300,000	311,893
Kinder Morgan, Inc.
3.05%, 12/01/19	810,000	809,337

33	See Notes to Schedule of Investments.

	Par	Value
3.15%, 01/15/23	$220,000	$214,233
(Floating, ICE LIBOR USD 3M + 1.28%), 3.62%, 01/15/23†	695,000	707,178
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 3.16%, 08/10/22†	400,000	402,303
Lam Research Corporation
2.80%, 06/15/21	65,000	63,926
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	16,800
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,242,187
Marriott International, Inc.
3.00%, 03/01/19	225,000	225,012
Masco Corporation
5.95%, 03/15/22	683,000	729,789
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	193,910
Metropolitan Life Global Funding I
2.40%, 01/08/21 144A	790,000	775,315
Microchip Technology, Inc.
3.92%, 06/01/21 144A	475,000	472,513
Morgan Stanley
5.50%, 01/26/20	969,000	998,277
(Floating, ICE LIBOR USD 3M + 0.55%), 2.89%, 02/10/21†	1,500,000	1,505,098
2.75%, 05/19/22	755,000	732,523
(Floating, ICE LIBOR USD 3M + 0.93%), 3.28%, 07/22/22†	1,019,000	1,028,171
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	415,000	411,903
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,886,957
MPLX LP
3.38%, 03/15/23Δ	190,000	186,197
Nabors Industries, Inc.
4.63%, 09/15/21Δ	1,050,000	1,039,382
National Retail Properties, Inc. REIT
5.50%, 07/15/21	151,000	159,264
Navient Corporation
5.50%, 01/15/19	1,800,000	1,811,250
4.88%, 06/17/19	900,000	907,875
8.00%, 03/25/20	400,000	422,000
6.63%, 07/26/21	400,000	418,000
Newmont Mining Corporation
3.50%, 03/15/22	280,000	277,852
NextEra Energy Capital Holdings, Inc.
(Floating, ICE LIBOR USD 3M + 0.40%), 2.71%, 08/21/20†	1,000,000	1,000,821
3.34%, 09/01/20	1,815,000	1,819,842
Nissan Motor Acceptance Corporation
2.25%, 01/13/20 144A	310,000	305,871
2.13%, 03/03/20 144A	455,000	447,211
2.15%, 09/28/20 144A	515,000	502,266
3.65%, 09/21/21 144AΔ	5,460,000	5,476,096
Northwest Airlines Pass Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	67,004	68,552

	Par	Value
Nuance Communications, Inc.
5.38%, 08/15/20 144A	$182,000	$182,660
NuStar Logistics LP
6.75%, 02/01/21	250,000	262,500
Nuveen Finance LLC
2.95%, 11/01/19 144A	1,300,000	1,298,559
ONEOK, Inc.
4.25%, 02/01/22	300,000	304,156
Pacific Gas & Electric Co.
4.25%, 08/01/23 144A	720,000	724,480
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	511,638
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	760,000	756,691
3.20%, 07/15/20 144A	1,000,000	995,208
3.38%, 02/01/22 144A	755,000	745,020
4.25%, 01/17/23 144A	165,000	166,340
2.70%, 03/14/23 144A	255,000	241,354
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 2.91%, 02/26/21†Δ	595,000	595,772
Pioneer Natural Resources Co.
3.45%, 01/15/21Δ	300,000	300,085
Protective Life Global Funding
2.16%, 09/25/20 144A	1,565,000	1,528,956
QEP Resources, Inc.
6.88%, 03/01/21	543,000	572,865
QUALCOMM, Inc.
3.00%, 05/20/22	205,000	201,795
2.60%, 01/30/23	345,000	331,849
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,000,000	999,856
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	285,000	287,494
Ryder System, Inc.
3.75%, 06/09/23	250,000	249,695
S&P Global, Inc.
3.30%, 08/14/20	800,000	800,526
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,217,573
6.25%, 03/15/22Δ	1,100,000	1,183,203
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,230,000	1,214,636
3.70%, 03/28/22	815,000	805,631
Sempra Energy
1.63%, 10/07/19	385,000	379,519
2.40%, 02/01/20	290,000	286,477
(Floating, ICE LIBOR USD 3M + 0.50%), 2.84%, 01/15/21†	630,000	630,187
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	470,000	464,656
SLM Corporation
5.13%, 04/05/22	404,000	402,990
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	246,225
2.65%, 10/03/21 144A	495,000	472,035

See Notes to Schedule of Investments.	34

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Southern California Edison Co.
2.90%, 03/01/21	$1,000,000	$990,920
1.85%, 02/01/22	750,000	730,277
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	93,113
Sprint Communications, Inc.
9.00%, 11/15/18 144A	313,000	315,332
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	1,402,500	1,400,747
4.74%, 03/20/25 144A	445,000	445,912
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	270,000	265,275
5.00%, 12/15/21	275,000	277,750
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	130,000	133,465
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	1,515,000	1,499,827
Synchrony Bank
3.00%, 06/15/22	490,000	470,116
Synchrony Financial
3.00%, 08/15/19	390,000	389,288
(Floating, ICE LIBOR USD 3M + 1.23%), 3.58%, 02/03/20†	250,000	251,674
Targa Resources Partners LP
4.13%, 11/15/19	150,000	150,188
Texas Eastern Transmission LP
2.80%, 10/15/22 144A	340,000	326,228
Time Warner Cable LLC
8.75%, 02/14/19	150,000	153,113
8.25%, 04/01/19	95,000	97,440
Total System Services, Inc.
3.75%, 06/01/23	240,000	238,139
TRI Pointe Group, Inc.
4.88%, 07/01/21	300,000	300,750
Unit Corporation
6.63%, 05/15/21	175,000	175,875
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 2.97%, 08/16/21†	370,000	371,031
3.35%, 08/16/21	915,000	914,339
3.65%, 08/16/23	330,000	328,899
US Airways Pass-Through Trust, Series 2011-1, Class B
9.75%, 10/22/18	629,083	630,996
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	229,430	239,754
US Bank NA
2.13%, 10/28/19Δ	370,000	367,176
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%), 3.41%, 05/15/25†	1,900,000	1,918,137
Virginia Electric & Power Co.
5.00%, 06/30/19	175,000	177,585
Walgreen Co.
3.10%, 09/15/22Δ	370,000	361,862

	Par	Value
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	$925,000	$922,153
Warner Media LLC
4.70%, 01/15/21	170,000	174,681
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	259,379
WEC Energy Group, Inc.
3.38%, 06/15/21	555,000	555,481
Wells Fargo & Co.
2.13%, 04/22/19	325,000	323,996
(Floating, ICE LIBOR USD 3M + 0.93%), 3.27%, 02/11/22†	685,000	692,167
3.07%, 01/24/23	50,000	48,830
Wells Fargo Bank NA
(Floating, ICE LIBOR USD 3M + 0.25%), 2.59%, 04/05/19†	1,500,000	1,501,472
2.60%, 01/15/21	1,500,000	1,475,220
Welltower, Inc. REIT
6.13%, 04/15/20	784,000	815,037
WestRock Co.
3.75%, 03/15/25 144AΔ	115,000	113,175
Williams Cos., Inc.
4.00%, 11/15/21	175,000	176,726
3.70%, 01/15/23Δ	480,000	475,657
4.55%, 06/24/24	325,000	330,593
Williams Cos., Inc. (The)
3.60%, 03/15/22	895,000	889,892
Willis North America, Inc.
3.60%, 05/15/24	230,000	223,786
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	138,713
Xerox Corporation
3.50%, 08/20/20Δ	270,000	268,705
Xilinx, Inc.
2.13%, 03/15/19	325,000	324,452
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20	190,000	188,222
Zoetis, Inc.
3.45%, 11/13/20	300,000	301,429

Total Corporate Bonds (Cost $214,772,030)		213,606,314

FOREIGN BONDS — 14.0%
Australia — 1.1%
Australia & New Zealand Banking Group, Ltd.
2.25%, 11/09/20	250,000	244,734
Commonwealth Bank of Australia
2.05%, 09/18/20 144A	250,000	244,087
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 3.33%, 11/28/23 144A †	1,435,000	1,434,791
(Floating, ICE LIBOR USD 3M + 1.35%), 3.73%, 03/27/24 144A †	3,200,000	3,234,929
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,464,259

35	See Notes to Schedule of Investments.

	Par	Value
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	$1,700,000	$1,693,251
2.35%, 04/27/20 144A	420,000	413,911
2.38%, 11/09/20 144A	785,000	765,368
Virgin Australia Pass-Through Trust, Series 2013-1A
5.00%, 10/23/23 144A	245,978	249,978
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	406,297
3.70%, 09/15/26 144A	400,000	380,978

		10,532,583

Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	276,419

Brazil — 0.0%
Vale Overseas, Ltd.
4.38%, 01/11/22	119,000	120,190

Canada — 1.0%
Bank of Montreal
1.75%, 09/11/19	360,000	356,238
Cenovus Energy, Inc.
5.70%, 10/15/19	1,200,000	1,228,493
Enbridge, Inc.
2.90%, 07/15/22	15,000	14,562
Encana Corporation
3.90%, 11/15/21	450,000	452,226
Province of Alberta Canada
1.90%, 12/06/19	1,000,000	988,315
1.75%, 08/26/20 144AΔ	1,000,000	975,173
Royal Bank of Canada
2.20%, 09/23/19	247,000	245,405
2.10%, 10/14/20	1,050,000	1,027,671
Toronto-Dominion Bank
2.25%, 03/15/21 144A	800,000	781,491
2.50%, 01/18/22 144AΔ	2,600,000	2,531,009
TransCanada PipeLines, Ltd.
3.13%, 01/15/19Δ	115,000	115,126
3.75%, 10/16/23	330,000	330,266

		9,045,975

Chile — 0.2%
Banco del Estado de Chile
2.67%, 01/08/21 144A	725,000	708,713
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	624,681
Itau CorpBanca
3.88%, 09/22/19 144AΔ	500,000	501,706

		1,835,100

China — 0.1%
Baidu, Inc.
2.88%, 07/06/22Δ	235,000	226,312

	Par	Value
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	$135,000	$136,687
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144AΔ	970,000	956,910

		1,319,909

Denmark — 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	664,474

Finland — 0.3%
Nokia OYJ
5.38%, 05/15/19	79,000	80,402
3.38%, 06/12/22Δ	185,000	181,948
Nordea Bank AB
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 04/05/19†	1,500,000	1,501,472
1.63%, 09/30/19 144A	280,000	276,280
2.25%, 05/27/21 144A	335,000	324,724

		2,364,826

France — 0.6%
Banque Federative du Credit Mutuel
2.20%, 07/20/20 144A	1,230,000	1,205,944
BNP Paribas SA
(Floating, ICE LIBOR USD 3M + 0.25%), 2.59%, 04/08/19†	1,500,000	1,501,265
BPCE SA
(Floating, ICE LIBOR USD 3M + 1.22%), 3.53%, 05/22/22 144A†	545,000	550,782
Credit Agricole SA
3.38%, 01/10/22 144A	680,000	667,650
Dexia Credit Local SA
2.25%, 02/18/20Δ	2,100,000	2,077,999

		6,003,640

Germany — 0.9%
Deutsche Bank AG
3.15%, 01/22/21	1,405,000	1,373,726
Erste Abwicklungsanstalt
1.38%, 10/30/19	2,000,000	1,967,402
(Floating, ICE LIBOR USD 3M + 0.21%), 2.54%, 03/09/20†	4,000,000	4,010,738
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK 4.88%, 09/15/21 144A	400,000	397,000
KFW
1.88%, 11/30/20	1,095,000	1,070,948

		8,819,814

Hong Kong — 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144A	990,000	967,627

See Notes to Schedule of Investments.	36

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goodman HK Finance
4.38%, 06/19/24	$1,200,000	$1,197,739

		2,165,366

India — 0.3%
Export-Import Bank of India
2.75%, 04/01/20	1,300,000	1,279,469
ICICI Bank, Ltd.
3.13%, 08/12/20	1,000,000	982,121
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 3.29%, 04/06/20†	1,000,000	1,003,398

		3,264,988

Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,173,632

Ireland — 1.0%
AerCap Ireland Capital DAC
3.75%, 05/15/19	745,000	748,049
3.95%, 02/01/22	940,000	938,120
3.50%, 05/26/22	460,000	451,704
3.30%, 01/23/23	155,000	149,485
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	3,560,000	3,522,778
2.40%, 09/23/21	2,440,000	2,358,439
2.88%, 09/23/23	565,000	538,686
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144AΔ	390,000	376,100
3.00%, 07/15/22 144AΔ	540,000	519,122
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	137,402

		9,739,885

Italy — 0.3%
Intesa Sanpaolo SpA
3.38%, 01/12/23 144AΔ	200,000	185,337
Italy Buoni Ordinari del Tesoro
0.17%, 01/31/19(E) Ω	650,000	754,023
Italy Buoni Poliennali Del Tesoro
0.10%, 04/15/19(E)	1,300,000	1,507,643

		2,447,003

Japan — 1.7%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 3.18%, 09/14/21†	1,000,000	1,009,662
2.85%, 03/03/22	2,000,000	1,950,224
Japan Finance Organization for Municipalities
2.00%, 09/08/20 144A	200,000	195,261
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	246,657
3.54%, 07/26/21	65,000	65,077
(Floating, ICE LIBOR USD 3M + 0.79%), 3.13%, 07/25/22†	1,500,000	1,509,578

	Par	Value
(Floating, ICE LIBOR USD 3M + 0.74%), 3.06%, 03/02/23†	$900,000	$903,250
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/21	500,000	478,760
Mitsubishi UFJ Trust & Banking Corporation
2.45%, 10/16/19 144A	480,000	477,505
2.65%, 10/19/20 144A	700,000	688,993
Mizuho Bank, Ltd.
2.65%, 09/25/19 144A	320,000	319,178
2.40%, 03/26/20 144A	510,000	503,627
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.94%), 3.25%, 02/28/22†	3,000,000	3,026,090
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,057,984
2.85%, 01/11/22	335,000	326,944
(Floating, ICE LIBOR USD 3M + 0.74%), 3.07%, 10/18/22†	2,000,000	2,003,919
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 03/06/19 144A	420,000	418,852
1.95%, 09/19/19 144A	490,000	485,044
2.05%, 10/18/19 144A	520,000	514,312

		16,180,917

Luxembourg — 0.1%
ArcelorMittal
5.25%, 08/05/20	500,000	514,961

Malaysia — 0.1%
Petronas Capital, Ltd.
5.25%, 08/12/19	900,000	916,747

Netherlands — 2.1%
BNG Bank NV
2.50%, 02/28/20 144AΔ	2,000,000	1,988,463
1.75%, 10/05/20 144A	1,450,000	1,415,371
Cooperatieve Rabobank UA
(Floating, ICE LIBOR USD 3M + 0.20%), 2.54%, 04/05/19†	1,500,000	1,501,170
3.13%, 04/26/21	1,570,000	1,560,692
3.88%, 09/26/23 144A	800,000	798,253
Deutsche Telekom International Finance BV
6.00%, 07/08/19Δ	390,000	399,148
Enel Finance International NV
4.25%, 09/14/23 144A	1,250,000	1,236,121
ING Groep NV
(Floating, ICE LIBOR USD 3M + 1.15%), 3.54%, 03/29/22†	365,000	370,789
4.10%, 10/02/23	565,000	566,055
LeasePlan Corporation NV
2.88%, 01/22/19 144A	1,500,000	1,498,969
Mylan NV
2.50%, 06/07/19	336,000	334,826

37	See Notes to Schedule of Investments.

	Par	Value
Nederlandse Waterschapsbank NV
(Floating, ICE LIBOR USD 3M + 0.02%), 2.35%, 03/15/19 144A†	$6,000,000	$6,000,747
NXP BV
4.13%, 06/15/20 144A	275,000	277,406
4.13%, 06/01/21 144A	1,600,000	1,602,272
3.88%, 09/01/22 144A	200,000	198,500

		19,748,782

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	333,250

Norway — 0.3%
DNB Bank ASA
2.13%, 10/02/20 144A	950,000	925,483
DNB Boligkreditt AS
2.00%, 05/28/20 144A	1,500,000	1,473,804

		2,399,287

Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144AΔ	690,000	671,025

Qatar — 0.1%
QNB Finance, Ltd.
2.75%, 10/31/18Δ	900,000	899,865
2.13%, 09/07/21	200,000	190,747

		1,090,612

Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	673,214

South Korea — 0.5%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	512,433
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	2,999,766
KT Corporation
2.63%, 04/22/19	800,000	797,109

		4,309,308

Spain — 0.1%
El Corte Ingles SA
3.00%, 03/15/24(E) 144A	400,000	464,420

Sweden — 0.1%
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	971,182
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	154,148

		1,125,330

Switzerland — 0.6%
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	735,719
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/20	900,000	892,095

	Par	Value
3.80%, 09/15/22	$450,000	$448,250
UBS AG
2.38%, 08/14/19	250,000	249,006
2.20%, 06/08/20 144A	1,490,000	1,463,773
2.45%, 12/01/20 144A	755,000	740,286
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 4.12%, 04/14/21 144A †	900,000	928,350
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	365,000	350,707

		5,808,186

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	631,535
ADCB Finance Cayman, Ltd.
3.00%, 03/04/19	1,000,000	1,000,428

		1,631,963

United Kingdom — 1.7%
Aon PLC
2.80%, 03/15/21	225,000	221,115
Barclays PLC
2.75%, 11/08/19	700,000	696,768
3.25%, 01/12/21Δ	1,210,000	1,195,179
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 0.60%), 2.92%, 05/18/21†	900,000	901,958
(Floating, ICE LIBOR USD 3M + 0.65%), 2.98%, 09/11/21†	2,690,000	2,694,184
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	555,000	544,054
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144A	300,000	297,375
Lloyds Banking Group PLC
(Floating, ICE LIBOR USD 3M + 0.80%), 3.15%, 06/21/21†	2,000,000	2,008,621
4.50%, 11/04/24	370,000	363,922
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 3.78%, 05/15/23†	1,810,000	1,823,953
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,410,348
3.57%, 01/10/23	350,000	340,378
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	206,873
Sky PLC
2.63%, 09/16/19 144A	221,000	219,980
Standard Chartered PLC
2.10%, 08/19/19 144AΔ	580,000	575,294

See Notes to Schedule of Investments.	38

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.33%, 01/16/24†	$500,000	$501,580

		16,001,582

Total Foreign Bonds (Cost $132,804,130)		131,643,388

MORTGAGE-BACKED SECURITIES — 17.0%
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.76%, 11/25/46†	704,131	404,298
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.00%, 10/25/34†	44,429	44,559
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	470,736	473,860
Americold LLC, Series 2010-ARTA, Class A2FL
(Floating, ICE LIBOR USD 1M + 1.50%, 1.00% Floor), 3.63%, 01/14/29 144A†	1,686,220	1,686,563
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,308,852
Apollo Trust, Series 2009-1, Class A3
(Floating, Australian BBSW 1M + 1.30%), 3.16%, 10/03/40(A)†	63,514	45,978
Aventura Mall Trust, Series 2013-AVM, Class A
3.87%, 12/05/32 144A†g	1,770,000	1,794,260
Aventura Mall Trust, Series 2013-AVM, Class B
3.87%, 12/05/32 144A†g	1,410,000	1,429,325
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.93%, 01/20/47†g	241,844	232,426
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
3.78%, 01/25/34†g	84,864	84,345
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	28,425	29,715
Banc of America Mortgage Trust, Series 2004-I, Class 3A2
4.65%, 10/25/34†g	142,478	144,817
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap), 2.88%, 09/25/34†	716,558	704,265
Bear Stearns ALT-A Trust, Series 2004-13, Class A1
(Floating, ICE LIBOR USD 1M + 0.74%, 0.37% Floor, 11.50% Cap), 2.96%, 11/25/34†	31,481	31,567
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
4.14%, 01/25/34†g	137,944	139,285

	Par	Value
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.26%, 07/25/34†g	$133,956	$133,191
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45	155,200	155,606
BSPRT Issuer, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.51%, 06/15/27 144A†	306,212	307,338
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.21%, 03/15/28 144A†	950,000	950,808
BSPRT Issuer, Ltd., Series 2018-FL4, Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.43%, 09/15/35 144A †	1,520,000	1,520,000
BX Trust, Series 2017-APPL, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.04%, 07/15/34 144A†	2,170,496	2,173,796
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A
3.53%, 10/15/34 144A	585,000	585,096
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,475,800
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B
3.21%, 04/10/28 144A	850,000	847,071
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 2.76%, 02/25/35†	74,500	71,444
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 3.44%, 07/15/27 144A †	1,035,000	1,035,964
CLNS Trust, Series 2017-IKPR, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.93%, 06/11/32 144A†	420,000	420,494
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	594,457	585,442
COMM Mortgage Trust, Series 2013-CR12, Class A2
2.90%, 10/10/46	508,012	507,705
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	755,336
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	386,195	372,821

39	See Notes to Schedule of Investments.

	Par	Value
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	$1,525,000	$1,535,800
COMM Mortgage Trust, Series 2014-PAT, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 2.93%, 08/13/27 144A†	100,000	100,022
COMM Mortgage Trust, Series 2014-TWC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 2.98%, 02/13/32 144A†	1,728,000	1,730,989
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	1,055,000	1,054,778
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	390,000	391,072
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	480,000	478,219
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,162,000
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	466,921	458,781
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%, 02/10/34 144A	1,439,120	1,426,755
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.96%, 01/15/49† IOg	986,181	91,108
CSMC Trust Series 2017-1
4.50%, 03/25/21	429,455	416,040
CSMC Trust, Series 2013-IVR2, Class AD
1.55%, 04/25/43 144A	629,899	603,314
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.64% on 11/25/18), 5.87%, 10/25/36 STEP	214,311	203,627
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.63% on 11/25/18), 5.89%, 10/25/36 STEP	214,311	203,624
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.99%, 06/15/35 144A†	430,000	429,731
Fannie Mae Connecticut Avenue Securities, Series 2013-C01
(Floating, ICE LIBOR USD 1M + 2.00%), 4.22%, 10/25/23†	29,126	29,189
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.17%, 05/25/24†	115,009	115,229

	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2016-C02
(Floating, ICE LIBOR USD 1M + 2.15%), 4.37%, 09/25/28†	$99,875	$100,285
Fannie Mae Connecticut Avenue Securities, Series 2016-C05
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.57%, 01/25/29†	200,109	200,701
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 3.37%, 09/25/29†	561,235	564,810
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 3.07%, 11/25/29†	742,093	744,891
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor), 2.94%, 01/25/31†	994,198	996,404
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	3,034	3,074
5.00%, 02/01/19	4,750	4,814
5.00%, 12/01/19	26,375	26,911
5.50%, 05/01/22	92,818	94,268
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 13.11% Cap), 4.43%, 07/01/27†	4,716	4,951
2.50%, 11/01/27	1,498,747	1,456,501
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.99% Cap), 3.58%, 11/01/31†	36,076	38,039
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.93% Cap), 4.12%, 04/01/32†	5,872	6,132
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 9.71% Cap), 3.91%, 06/01/33†	439,071	459,659
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 9.48% Cap), 3.50%, 10/01/34†	86,922	92,031
(Floating, ICE LIBOR USD 1Y + 1.75%, 10.81% Cap), 4.40%, 08/01/35†	301,600	316,373
(Floating, ICE LIBOR USD 1Y + 1.35%, 10.34% Cap), 3.94%, 09/01/35†	143,958	148,903
(Floating, ICE LIBOR USD 1Y + 1.63%, 10.87% Cap), 3.67%, 10/01/35†	172,858	180,737
(Floating, ICE LIBOR USD 1Y + 1.52%, 11.80% Cap), 3.43%, 04/01/36†	225,704	234,146

See Notes to Schedule of Investments.	40

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.66%, 10/15/36†	$1,683,413	$1,701,965
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	146,655	152,863
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	365,781	379,664
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	409,542	422,761
Federal Home Loan Mortgage Corporation REMIC, Series 4274
3.50%, 10/15/35	338,968	340,882
Federal Home Loan Mortgage Corporation REMIC, Series 4390
3.50%, 06/15/50	451,248	450,910
Federal Home Loan Mortgage Corporation REMIC, Series 4446
3.50%, 12/15/50	879,384	876,130
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	656,563	640,057
Federal Home Loan Mortgage Corporation REMIC, Series 4482
3.00%, 06/15/42	367,212	364,147
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	503,966	497,537
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	602,249	608,948
Federal Home Loan Mortgage Corporation REMIC, Series 4593
4.00%, 04/15/54	1,083,518	1,106,715
Federal National Mortgage Association
5.00%, 07/01/19	4,533	4,672
5.00%, 05/01/21	21,010	21,654
5.00%, 11/01/21	14,107	14,540
3.74%, 09/01/23	2,777,764	2,802,979
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%, 10.58% Cap), 3.60%, 12/01/24 CONV†	9,995	10,040
2.50%, 12/01/27	892,757	868,779
3.00%, 02/01/31	2,094,387	2,071,346
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 11.64% Cap), 3.85%, 09/01/31†	46,241	47,941
2.50%, 10/01/31	867,124	837,617
2.50%, 11/01/31	1,710,524	1,652,315
2.50%, 01/01/32	16,069	15,530
3.00%, 03/01/32	1,297,628	1,283,352
3.00%, 06/01/32	—	(0)

	Par	Value
(Floating, ICE LIBOR USD 1M + 1.31%, 11.27% Cap), 3.43%, 08/01/32†	$342,342	$349,408
3.00%, 11/01/32	262,000	259,118
3.00%, 12/01/32	1,834,699	1,814,514
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.21%, 9.67% Cap), 3.56%, 12/01/32†	332,922	351,331
3.00%, 06/01/33	567,000	560,762
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 9.36% Cap), 4.43%, 06/01/33†	30,389	31,681
3.00%, 09/01/33	1,220,997	1,207,564
2.50%, 10/18/33 TBA	1,960,000	1,891,121
3.00%, 10/18/33 TBA	1,241,000	1,225,702
4.00%, 10/18/33 TBA	545,000	555,921
4.50%, 10/18/33 TBA	510,000	516,136
(Floating, ICE LIBOR USD 1Y + 1.66%, 10.09% Cap), 3.48%, 02/01/35†	159,783	167,432
(Floating, ICE LIBOR USD 1Y + 1.73%, 10.73% Cap), 3.68%, 09/01/35†	136,840	142,685
(Floating, ICE LIBOR USD 1Y + 1.74%, 11.11% Cap), 3.49%, 12/01/35†	5,044	5,095
(Floating, ICE LIBOR USD 1Y + 1.73%, 9.50% Cap), 4.07%, 05/01/38†	1,462,136	1,534,101
(Floating, ICE LIBOR USD 1Y + 1.62%, 9.38% Cap), 3.92%, 08/01/38†	135,000	140,435
(Floating, ICE LIBOR USD 1Y + 1.50%, 10.08% Cap), 4.08%, 10/01/38†	309,000	324,584
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 10.72% Cap), 2.95%, 08/01/42†	136,938	136,374
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.26% Cap), 2.95%, 08/01/42†	151,032	150,393
(Floating, ICE LIBOR USD 1Y + 1.73%, 8.42% Cap), 3.31%, 09/01/42†	682,961	688,447
(Floating, ICE LIBOR USD 1Y + 1.69%, 7.72% Cap), 2.72%, 07/01/43†	1,153,296	1,147,961
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 8.48% Cap), 2.95%, 07/01/44†	146,898	146,267
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.61% Cap), 2.95%, 10/01/44†	118,801	118,301
(Floating, ICE LIBOR USD 1Y + 1.59%, 7.67% Cap), 2.67%, 06/01/45†	1,326,303	1,316,010
Federal National Mortgage Association ACES, Series 2015-M4
0.50%, 07/25/22† IOg	20,192,390	249,851

41	See Notes to Schedule of Investments.

	Par	Value
Federal National Mortgage Association ACES, Series 2016-M6
1.79%, 06/25/19	$75,620	$75,153
Federal National Mortgage Association REMIC, Series 2004-80
4.00%, 11/25/19	1,417	1,415
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.65%, 10/25/36†	231,141	232,356
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 2.77%, 10/25/37†	408,623	412,081
Federal National Mortgage Association REMIC, Series 2010-72
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 6.50% Cap), 2.94%, 07/25/40†	1,029,128	1,047,150
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	226,041	235,261
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 6.50% Cap), 2.77%, 09/25/41†	1,148,396	1,157,937
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.67%, 07/25/42†	311,648	313,997
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 2.39%, 06/25/55†	424,674	424,375
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 2.58%, 03/25/46†	2,121,057	2,120,510
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.53%, 07/25/46†	2,576,857	2,574,230
Federal National Mortgage Association REMIC, Series 2018-49
4.00%, 12/25/42	1,628,815	1,649,171

	Par	Value
FHLMC Multifamily Structured Pass Through Certificates, Series KIR2
2.75%, 03/25/27	$452,338	$442,789
FHLMC Multifamily Structured Pass Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	387,910
FHLMC Multifamily Structured Pass Through Certificates, Series KW01
1.12%, 01/25/26† IOg	2,650,271	149,110
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA3
(Floating, ICE LIBOR USD 1M + 0.55%), 2.77%, 04/25/30†	793,656	793,861
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 3.22%, 05/25/43†	500,963	512,390
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.24%, 07/25/44†	620,708	625,257
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.10%, 06/25/34†g	182,896	182,441
Flagstar Mortgage Trust, Series 2018-4, Class A4
4.00%, 07/25/48 144A	2,067,578	2,078,660
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.57%, 08/19/34†	483,192	482,029
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.61%, 12/15/34 144A†	285,277	285,459
Gosforth Funding, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 2.71%, 08/25/60 144A†	800,000	802,160
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 3.63%, 06/20/21†	757	762
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 0.50% Floor, 10.50% Cap), 3.38%, 03/20/22†	49,457	49,811
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.38%, 03/20/22†	6,443	6,499

See Notes to Schedule of Investments.	42

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.38%, 01/20/23†	$10,118	$10,267
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 3.63%, 05/20/24†	22,646	23,121
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.75%, 07/20/25†	30,119	30,883
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 2.75%, 08/20/25†	8,930	9,159
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.13%, 11/20/25†	31,462	32,302
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.13%, 12/20/26†	44,208	45,505
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 2.75%, 07/20/27†	1,027	1,058
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 3.13%, 10/20/27†	16,557	17,070
8.50%, 10/15/29	20,726	21,092
8.50%, 03/15/30	399	400
8.50%, 04/15/30	4,073	4,119
8.50%, 05/15/30	56,250	57,930
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.63%, 05/20/30†	24,874	25,695
8.50%, 07/15/30	41,734	43,463
8.50%, 08/15/30	4,846	4,911
8.50%, 11/15/30	6,727	6,956
8.50%, 12/15/30	25,045	27,671
8.50%, 02/15/31	15,026	15,485
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.47%, 05/20/37†	122,158	121,797
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 2.68%, 02/20/61†	1,104,616	1,109,405
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	1,500,000	1,503,067
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 2.87%, 05/20/63†	1,760,680	1,763,443

	Par	Value
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 2.85%, 02/20/66†	$789,597	$792,274
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 2.85%, 10/20/66†	2,293,364	2,326,497
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.25%, 04/20/67†	2,949,790	3,031,862
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 3.25%, 04/20/67†	3,348,385	3,439,837
Government National Mortgage Association, Series 2018-36
3.00%, 02/20/46	778,927	761,977
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,850,000	1,851,746
Great Wolf Trust, Series 2017-WOLF, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 1.00% Floor), 3.16%, 09/15/34 144A†	390,000	390,479
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.76%, 11/25/45†	137,514	122,263
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.40%, 01/25/37†	418,391	402,452
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	2,607,085	2,628,886
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
4.72%, 09/25/34†g	187,956	193,143
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.90%, 09/25/35†g	121,733	124,522
Holmes Master Issuer PLC, Series 2018-2A, Class A2
(Floating, ICE LIBOR USD 3M + 0.42%), 2.56%, 10/15/54 144A†	3,200,000	3,202,352
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 3.02%, 03/25/33†	74,893	74,723

43	See Notes to Schedule of Investments.

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.41%, 09/25/46†	$510,016	$482,343
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 2.49%, 06/25/37†	244,484	234,720
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,310,000	1,312,287
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	800,000	801,396
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	1,192,168	1,174,430
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA
0.94%, 12/15/49† IOg	1,973,218	78,622
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	194,459
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.22%, 02/25/35†g	37,303	37,252
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.50%, 03/25/43 144A	175,249	168,723
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.73%, 06/25/46 144A†g	933,495	927,385
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	1,046,971	1,043,025
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	906,382	902,966
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	2,529,909	2,482,275
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	2,270,457	2,257,066
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	365,000	368,406
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,476,268

	Par	Value
Lanark Master Issuer PLC, Series 2018-2A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 2.85%, 12/22/69 144A†	$1,370,000	$1,369,927
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
6.11%, 07/15/40	78,405	78,388
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1
2.42%, 03/10/50 144A	1,006,747	989,455
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 2.39%, 12/25/36†	497,215	453,444
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1 3.63%, 12/25/33†g	201,592	203,429
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2006-1, Class 2A1
4.10%, 02/25/36†g	261,954	263,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	1,500,000	1,518,836
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	545,000	549,857
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	274,724	271,166
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	520,000	523,314
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	1,968,523
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.90%, 12/15/49† IOg	1,971,521	91,619
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	815,067
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 2.94%, 06/20/44(A)†	139,370	101,082
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 2.65%, 03/09/21†	696,881	694,175

See Notes to Schedule of Investments.	44

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	$1,963,761	$1,977,019
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,978,472	1,992,729
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 2.75%, 07/15/58 144A†	830,000	829,136
RAIT Trust, Series 2017-FL7, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 3.11%, 06/15/37 144A†	278,826	278,947
Resource Capital Corporation, Ltd., Series 2017-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.96%, 07/15/34 144A†	299,515	299,559
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	7,290	7,516
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	642,668	636,888
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 08/25/47 144A	724,138	715,790
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.87%, 01/25/42	77,034	77,619
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.45%, 02/25/43	215,935	209,173
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.55%, 04/25/43	374,778	356,500
Sequoia Mortgage Trust, Series 2017-CH1, Class A11
3.50%, 08/25/47 144A	1,216,384	1,212,831
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	1,051,675	1,060,305
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 3.02%, 12/25/30 144A†	1,620,000	1,625,731
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 3.87%, 04/25/43 144A†	1,143,141	1,157,059
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 3A1
4.36%, 08/25/34†g	269,784	266,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
0.49%, 09/25/34	69,089	65,056

	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.42%, 07/19/35†	$60,321	$59,107
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 2.50%, 02/25/36†	396,607	378,246
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.79% on 11/25/18), 6.01%, 07/25/37 STEP	269,527	192,764
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 2.79%, 04/12/44(A)†	695,807	502,443
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.51%, 06/15/29 144A†	210,000	210,328
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.24%, 06/25/42†	8,358	8,165
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR8, Class A
4.21%, 08/25/33†g	201,371	204,820
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 2.53%, 01/25/45†	376,579	378,884
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 2.58%, 01/25/47†	354,339	336,096
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.82%, 06/25/46†	701,450	712,491
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.35%, 02/25/37†g	278,379	258,129
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A1
3.39%, 05/25/37†g	322,726	274,239

45	See Notes to Schedule of Investments.

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A1
3.54%, 07/25/37†g	$822,160	$684,252
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 2.68%, 05/25/47†	93,286	24,896
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%, 11/15/43 144A	350,413	351,483
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	940,000	944,511
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 3.71%, 01/15/59 144A†	2,000,000	2,102,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1
4.37%, 12/25/34†g	138,652	141,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
4.26%, 08/25/33†g	25,662	26,220
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class AFL
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 3.61%, 06/15/44 144A†	3,000,000	3,051,753
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.16%, 08/15/45 144A†	665,000	675,438
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	775,000	775,429
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	702,000	705,242

Total Mortgage-Backed Securities (Cost $161,902,291)		159,622,972

MUNICIPAL BONDS — 1.5%
California Earthquake Authority, Revenue Bond
2.81%, 07/01/19	546,000	546,115
New York City Transitional Finance Authority Future Tax Secured, Revenue Bond
1.90%, 02/01/20	4,560,000	4,500,674

	Par	Value
North Texas Higher Education Authority, Inc., Series 2011-1, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 3.50%, 04/01/40†	$1,708,911	$1,738,578
South Carolina Public Service Authority
2.39%, 12/01/23	715,000	665,186
3.72%, 12/01/23	400,000	395,030
State of California, General Obligation, Series B
(Floating, ICE LIBOR USD 1M + 0.76%), 2.34%, 12/01/31†	3,000,000	3,027,975
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.78%), 3.04%, 04/01/47†	1,500,000	1,509,172
State of Texas, General Obligation, Series C-2
(Floating, ICE LIBOR USD 1M + 0.40%), 2.66%, 06/01/19†	1,710,000	1,710,351

Total Municipal Bonds (Cost $14,075,537)		14,093,081

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $126.00, Expires 11/23/18 (Citi)	1	$118,781	1
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $126.50, Expires 11/23/18 (Citi)	12	1,425,375	12
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $129.00, Expires 11/23/18 (Citi)	2	237,563	2
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $129.50, Expires 11/23/18 (Citi)	17	2,019,281	17

See Notes to Schedule of Investments.	46

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $132.50, Expires 11/23/18 (Citi)	7	$831,469	$7
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $133.00, Expires 11/23/18 (Citi)	1	118,781	1
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $134.00, Expires 11/23/18 (Citi)	75	8,908,594	75
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $116.20, Expires 11/23/18 (Citi)	2	224,953	16
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $116.70, Expires 11/23/18 (Citi)	12	1,349,719	12
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $117.20, Expires 11/23/18 (Citi)	80	8,998,125	80
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $117.70, Expires 11/23/18 (Citi)	64	7,198,500	64
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $118.20, Expires 11/23/18 (Citi)	8	899,813	8
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $118.70, Expires 11/23/18 (Citi)	56	6,298,687	56

	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $120.20, Expires 11/23/18 (Citi)	40	$4,499,062	$40
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $121.00, Expires 11/23/18 (Citi)	124	13,947,094	124
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $121.20, Expires 11/23/18 (Citi)	15	1,687,148	15
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $121.50, Expires 11/23/18 (Citi)	313	35,205,164	313

			843

Call Swaptions — 0.0%
Pay 3-Month LIBOR (Quarterly); Receive 2.75% (Semiannually): Interest Rate Swap Maturing 11/1/2020 USD, Strike Price $2.75, Expires 10/30/18 (UBS)	1	61,400,000	862
Pay 3-Month LIBOR (Quarterly); Receive 2.85% (Semiannually): Interest Rate Swap Maturing 2/26/2021 USD, Strike Price $2.85, Expires 02/24/20 (MSCS)	1	76,360,000	108,323
Pay 3-Month LIBOR (Quarterly); Receive 2.90% (Semiannually): Interest Rate Swap Maturing 12/18/2020 USD, Strike Price $2.90, Expires 12/14/18 (GSC)	1	16,700,000	7,552

			116,737

47	See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Put Options — 0.0%
2-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $104.20, Expires 11/23/18 (Citi)	17	$3,582,485	$17
2-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $104.30, Expires 11/23/18 (Citi)	174	36,667,781	174
2-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $104.50, Expires 11/23/18 (Citi)	126	26,552,531	126
Great British Pound vs. U.S. Dollar, Strike Price $1.17, Expires 10/05/18 (Citi)	1	4,350,000	102
Japanese Yen vs. U.S. Dollar, Strike Price $101.00, Expires 10/04/18 (Citi)	1	6,840,000	97

			516

Total Purchased Options (Premiums paid $253,892)			118,096

	Par
U.S. TREASURY OBLIGATIONS — 29.0%
U.S. Treasury Inflationary Indexed Bonds
0.75%, 07/15/28	$1,700,000	1,680,509

U.S. Treasury Notes
1.25%, 08/31/19	8,670,000	8,562,132
1.75%, 09/30/19	6,800,000	6,739,572
1.25%, 10/31/19‡‡	32,000,000	31,515,008
1.50%, 10/31/19‡‡	114,600,000	113,169,735
2.00%, 01/31/20	19,280,000	19,098,874
2.63%, 07/31/20‡‡	22,000,000	21,929,534
2.63%, 08/31/20Δ	32,720,000	32,605,611
2.63%, 06/15/21	900,000	894,129
2.63%, 07/15/21	20,000,000	19,863,670

	Par	Value
2.75%, 08/15/21‡‡	$17,230,000	$17,167,739

		271,546,004

Total U.S. Treasury Obligations (Cost $273,879,254)		273,226,513

	Shares
MONEY MARKET FUNDS — 2.8%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	14,500,005	14,500,005
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	11,241,101	11,241,101
Northern Institutional U.S. Government Portfolio, 1.87%Ø	561,805	561,805

Total Money Market Funds (Cost $26,302,911)		26,302,911

	Par
REPURCHASE AGREEMENT — 0.2%
Bank of New York Mellon Corporation (The) 2.34% (dated 09/28/18, due 10/01/18, repurchase price $2,200,429, collateralized by U.S. Treasury Notes, 2.000%, due 04/30/2024, total market value $2,246,934) (Cost $2,200,000)	$2,200,000	2,200,000

TOTAL INVESTMENTS — 103.3% (Cost $978,433,819)		972,599,148

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.0)%
Pay 2.35% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $2.35, Expires 02/21/20 (MSCS)	1	$(40,520,000)	(58,485)

See Notes to Schedule of Investments.	48

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Pay 2.35% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 2/26/2021 USD, Strike Price $2.35, Expires 02/24/20 (MSCS)	1	$(76,360,000)	$(43,479)
Pay 2.60% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 2/26/2021 USD, Strike Price $2.60, Expires 02/24/20 (MSCS)	1	(76,360,000)	(68,684)
Pay 3-Month LIBOR (Quarterly); Receive 2.80% (Semiannually): Interest Rate Swap Maturing 11/1/2028 USD, Strike Price $2.80, Expires 10/30/18 (UBS)	1	(14,200,000)	(1,672)
Pay 3-Month LIBOR (Quarterly); Receive 2.90% (Semiannually): Interest Rate Swap Maturing 12/28/2023 USD, Strike Price $2.90, Expires 12/14/18 (GSC)	1	(7,200,000)	(10,323)

			(182,643)

	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.1)%
Pay 3-Month LIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $3.35, Expires 02/21/20 (MSCS)	1	$(40,520,000)	$(165,952)
Pay 3-Month LIBOR (Quarterly); Receive 3.1% (Semiannually): Interest Rate Swap Maturing 3/4/2021 USD, Strike Price $3.10, Expires 02/28/19 (MSCS)	1	(44,495,000)	(113,093)

			(279,045)

Total Written Options (Premiums received $(678,497))			(461,688)

	Par
SECURITY SOLD SHORT — (0.2)%
U.S. Treasury Notes
2.88%, 08/15/28 (Proceeds $(1,875,537))	$(1,900,000)	(1,871,017)

Liabilities in Excess of Other Assets — (3.0)%		(28,662,563)

NET ASSETS — 100.0%		$941,603,880

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	12/2018	(22)	$(4,055,989)	GSC	$42,077
10-Year U.S. Treasury Note	12/2018	(22)	(2,772,000)	UBS	50,758
Long GILT	12/2018	(95)	(14,975,155)	CITI	199,714
10-Year U.S. Treasury Note	12/2018	(96)	(11,403,000)	CITI	120,117
10-Year U.S. Treasury Note	12/2018	(49)	(5,820,281)	UBS	60,780
2-Year U.S. Treasury Note	12/2018	145	30,556,484	GSC	(88,122)
2-Year U.S. Treasury Note	12/2018	510	107,474,531	UBS	(240,553)
2-Year U.S. Treasury Note	12/2018	1,651	347,922,453	CITI	(766,026)
Long U.S. Treasury Bond	12/2018	3	421,500	UBS	(10,594)
Ultra Long U.S. Treasury Bond	12/2018	(28)	(4,319,875)	CITI	118,915
Ultra Long U.S. Treasury Bond	12/2018	(3)	(462,844)	UBS	16,592
5-Year U.S. Treasury Note	04/2019	(714)	(80,308,266)	CITI	441,410
5-Year U.S. Treasury Note	04/2019	(371)	(41,728,805)	UBS	166,022
5-Year U.S. Treasury Note	04/2019	(56)	(6,298,687)	GSC	49,875

49	See Notes to Schedule of Investments.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
90-Day Bank Acceptance	06/2019	146	$27,529,362	CITI	$(59,944)
90-Day Bank Acceptance	09/2019	29	5,462,548	CITI	(6,902)
90-Day Bank Acceptance	12/2019	108	20,328,649	CITI	(52,962)
90-Day Bank Acceptance	03/2020	143	26,906,951	CITI	(15,723)

Total Futures Contracts outstanding at September 30, 2018			$394,457,576		$25,434

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/18	U.S. Dollars	6,548,660	Japanese Yen	726,928,815	BNP	$150,766
11/02/18	U.S. Dollars	9,165,710	Euro	7,763,000	BNP	128,460
10/02/18	U.S. Dollars	3,342,646	Euro	2,837,000	BAR	48,747
11/02/18	U.S. Dollars	6,745,102	Japanese Yen	759,528,815	JPM	43,815
10/02/18	U.S. Dollars	3,479,278	British Pounds	2,637,000	BNP	42,212
10/02/18	U.S. Dollars	5,660,586	Euro	4,841,000	UBS	39,943
11/15/18	Norwegian Kroner	3,585,000	U.S. Dollars	430,398	HSBC	10,922
11/19/18	Canadian Dollars	480,000	Swiss Francs	352,879	BOA	10,783
11/19/18	Norwegian Kroner	3,154,152	Swiss Francs	370,000	TD	9,592
11/19/18	Norwegian Kroner	6,221,851	Euro	650,000	BOA	8,305
11/19/18	Swedish Kronor	6,769,621	Euro	650,000	BOA	7,166
10/02/18	U.S. Dollars	293,958	Japanese Yen	32,600,000	GSC	7,037
10/02/18	British Pounds	4,390,000	U.S. Dollars	5,718,435	GSC	3,491
11/19/18	Japanese Yen	44,228,124	Swiss Francs	380,000	BOA	1,731
10/04/18	Australian Dollars	406,000	U.S. Dollars	292,843	BNP	642
11/19/18	Canadian Dollars	476,624	Australian Dollars	510,000	WEST	606
11/19/18	Canadian Dollars	958,963	New Zealand Dollars	1,120,000	BOA	599
10/02/18	U.S. Dollars	98,931	Euro	85,000	UBS	241
11/19/18	Japanese Yen	40,565,035	Swiss Francs	350,000	JPM	80

Subtotal Appreciation						$515,138

01/31/19	U.S. Dollars	449	Euro	383	CIBC	$(1)
10/26/18	U.S. Dollars	1,603	Mexican Pesos	30,189	JPM	(3)
10/04/18	U.S. Dollars	315,881	Australian Dollars	437,000	BNP	(14)
11/15/18	U.S. Dollars	443,615	Norwegian Kroner	3,605,000	UBS	(167)
10/02/18	U.S. Dollars	183,025	Canadian Dollars	237,000	GSC	(461)
11/19/18	Australian Dollars	1,030,000	New Zealand Dollars	1,124,039	HSBC	(491)
11/05/18	U.S. Dollars	292,898	Australian Dollars	406,000	BNP	(657)
04/15/19	U.S. Dollars	1,534,862	Euro	1,300,000	RBS	(964)
11/19/18	Norwegian Kroner	2,985,904	Australian Dollars	510,000	BOA	(1,157)
01/31/19	U.S. Dollars	760,439	Euro	649,617	RBS	(2,041)
11/19/18	Australian Dollars	510,000	Norwegian Kroner	3,014,287	CITI	(2,338)
11/19/18	Japanese Yen	83,496,600	U.S. Dollars	750,000	BOA	(12,375)

Subtotal Depreciation						$(20,669)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$494,469

See Notes to Schedule of Investments.	50

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2018:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index		Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + 0.14%(Quarterly)	3- MonthLIBOR	(Quarterly)	5/10/2021	CME	USD	50,720,000	$(23,368)	$—	$(23,368)
1-Month LIBOR + 0.14%(Quarterly)	3- MonthLIBOR	(Quarterly)	5/11/2021	CME	USD	25,400,000	(10,139)	—	(10,139)
1-Month LIBOR + 0.14%(Quarterly)	3- MonthLIBOR	(Quarterly)	5/14/2021	CME	USD	31,480,000	(16,204)	—	(16,204)

Total Swap agreements outstanding at September 30, 2018							$(49,711)	$—	$(49,711)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligation	$2,966,770	$—	$2,966,770	$—
Asset-Backed Securities	144,130,705	—	144,130,705	—
Commercial Paper	4,688,398	—	4,688,398	—
Corporate Bonds	213,606,314	—	213,606,314	—
Foreign Bonds	131,643,388	—	131,643,388	—
Money Market Funds	26,302,911	26,302,911	—	—
Mortgage-Backed Securities	159,622,972	—	159,622,972	—
Municipal Bonds	14,093,081	—	14,093,081	—
Purchased Options:
Call Options	843	843	—	—
Call Swaptions	116,737	—	116,737	—
Put Options	516	317	199	—

Total Purchased Options	118,096	1,160	116,936	—

Repurchase Agreement	2,200,000	—	2,200,000	—
U.S. Treasury Obligations	273,226,513	—	273,226,513	—

Total Assets — Investments in Securities	$972,599,148	$26,304,071	$946,295,077	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$515,138	$—	$515,138	$—
Futures Contracts	1,266,260	1,266,260	—	—

Total Assets — Other Financial Instruments	$1,781,398	$1,266,260	$515,138	$—

Liabilities:
Investments in Securities:
Securities Sold Short	$(1,871,017)	$—	$(1,871,017)	$—
Written Options:
Call Swaptions	(182,643)	—	(182,643)	—

51	See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Put Swaptions	$(279,045)	$—	$(279,045)	$—

Total Written Options	(461,688)	—	(461,688)	—

Total Liabilities — Investments in Securities	$(2,332,705)	$—	$(2,332,705)	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(20,669)	$—	$(20,669)	$—
Futures Contracts	(1,240,826)	(1,240,826)	—	—
Swap Agreements	(49,711)	—	(49,711)	—

Total Liabilities — Other Financial Instruments	$(1,311,206)	$(1,240,826)	$(70,380)	$—

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedule of Investments.	52

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.8%
Federal Home Loan Bank
2.13%, 02/11/20	$270,000	$267,778
3.38%, 12/08/23	200,000	203,518
Federal Home Loan Bank Discount Notes
1.97%, 10/15/18Ω	2,490,000	2,487,966
1.96%, 10/19/18Ω	1,910,000	1,908,119
2.07%, 10/24/18Ω	4,500,000	4,493,919
2.03%, 11/01/18Ω	1,750,000	1,746,775
2.04%, 11/07/18Ω	800,000	798,240
2.08%, 11/23/18Ω	460,000	458,551
2.16%, 12/21/18Ω	2,110,000	2,099,698
Federal National Mortgage Association
2.51%, 10/09/19Ω	3,350,000	3,258,163
(Floating, United States SOFR + 0.16%), 2.41%, 01/30/20†	4,910,000	4,898,700
2.63%, 09/06/24Δ	200,000	195,337
1.88%, 09/24/26	2,200,000	1,997,158
6.25%, 05/15/29	500,000	631,266
6.63%, 11/15/30	1,170,000	1,543,724
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	300,870
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,022,154

Total Agency Obligations (Cost $28,450,062)		28,311,936

ASSET-BACKED SECURITIES — 6.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2
(Floating, ICE LIBOR USD 1M + 1.10%), 3.32%, 12/27/44 144A †	1,144,348	1,154,094
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.92%, 07/25/56 144A †	285,865	286,287
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.67%, 01/25/36†	2,900,000	2,870,427
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 3.35%, 04/30/31 144A †	1,210,000	1,205,228
Ares XXXIII CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.35%), 3.67%, 12/05/25 144A †	1,000,000	1,001,729

	Par	Value
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 5.51%, 04/20/31 144A †	$750,000	$747,970
Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1
3.67%, 03/28/33 144A STEP	194,732	194,147
Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR1, Class A1
3.72%, 02/28/33 144A STEP	1,436,042	1,430,783
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	1,166,463	915,460
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,182,544	1,679,245
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 3.59%, 07/15/29 144A †	1,400,000	1,402,277
BlueMountain CLO, Ltd., Series 2012-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.42%, 1.42% Floor), 3.74%, 11/20/28 144A †	1,250,000	1,251,242
BlueMountain CLO, Ltd., Series 2014-2A, Class DR
(Floating, ICE LIBOR USD 3M + 3.00%), 5.35%, 07/20/26 144A †	1,250,000	1,249,865
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 3.67%, 04/13/27 144A †	1,000,000	1,000,484
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 4.20%, 04/20/27 144A †	800,000	797,262
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.18%, 09/15/35 144A †	2,600,000	2,605,978
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.45%), 2.61%, 02/15/22†	800,000	801,820
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 3.19%, 05/25/35†	2,700,000	2,727,105

53	See Notes to Schedule of Investments.

	Par	Value
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 3.19%, 01/27/28 144A †	$1,600,000	$1,593,010
Chapel BV, Series 2007, Class A2
(Floating, 0.36% - Euribor 3M), 0.04%, 07/17/66(E) †	356,148	412,385
Community Funding CLO, Series 2015-1A, Class A
(Step to 6.40% on 11/01/20), 5.75%, 11/01/27 144A Y ††† STEP	846,785	852,443
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.52%, 07/25/36†	675,048	675,125
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 2.97%, 03/25/34†	499,310	502,934
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 2.40%, 12/15/35†	72,836	64,166
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 2.30%, 07/15/36†	205,028	195,978
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.57%, 07/26/66 144A †	705,388	720,055
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 3.42%, 12/27/66 144A †	1,735,097	1,760,561
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 2.97%, 02/27/68 144A †	3,509,184	3,511,537
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 2.82%, 02/25/36 144A †	782,440	783,108
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.57%, 03/25/36 144A †	1,200,000	1,221,985

	Par	Value
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 3.22%, 04/25/33 144A †	$2,100,000	$2,112,546
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 2.64%, 02/27/35 144A †	881,251	839,890
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
7.00%, 09/25/37	13,584	13,740
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37	71,067	71,987
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 09/15/21 144A	900,000	889,916
Golden Credit Card Trust, Series 2017-2A, Class A
1.98%, 04/15/22 144A	500,000	491,380
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 3.07%, 02/25/47†	260,026	259,139
Hertz Vehicle Financing II LP, Series 2018-1A, Class A
3.29%, 02/25/24 144A	1,550,000	1,508,491
Hertz Vehicle Financing II LP, Series 2018-1A, Class C
4.39%, 02/25/24 144A	580,000	566,422
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 3.36%, 05/25/34 144A †	954,580	961,253
Jackson Mill CLO, Ltd.
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 5.14%, 04/15/27 144A †	750,000	747,866
Kabbage Asset Securitization LLC, Series 2017-1, Class B
5.79%, 03/15/22 144A	1,240,000	1,260,239
KKR CLO, Series 21, Class A
(Floating, ICE LIBOR USD 3M + 1.00%), 3.34%, 04/15/31 144A †	550,000	547,617
LCM XXIII, Ltd., Series 23A, Class A1
(Floating, ICE LIBOR USD 3M + 1.40%), 3.75%, 10/20/29 144A †	1,000,000	1,003,477
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.62%, 08/20/24 144A †	1,065,195	1,065,195

See Notes to Schedule of Investments.	54

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 3.09%, 04/15/29 144A †	$2,750,000	$2,722,400
Marlette Funding Trust, Series 2018-2A, Class A
3.06%, 07/17/28 144A	2,344,389	2,343,930
Midocean Credit CLO VII, Series 2017-7A, Class B
(Floating, ICE LIBOR USD 3M + 1.90%), 4.24%, 07/15/29 144A †	1,500,000	1,503,425
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.90%, 10/25/35†	536,214	537,120
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 3.22%, 07/20/43†	700,000	709,630
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.47%, 06/25/65 144A †	1,736,869	1,783,240
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 3.37%, 03/25/66 144A †	851,590	866,542
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 3.27%, 12/27/66 144A †	1,724,477	1,749,744
Nelnet Student Loan Trust, Series 2006-1, Class A6
(Floating, ICE LIBOR USD 3M + 0.45%, 0.45% Floor), 2.76%, 08/23/36 144A †	1,200,000	1,187,680
Nelnet Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.44%, 01/25/30†	483,641	483,413
OHA Loan Funding, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.41%), 3.72%, 08/15/29 144A †	1,000,000	1,003,332
OZLM VII, Ltd., Series 2014-7RA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.60%, 1.60% Floor), 3.94%, 07/17/29 144A †	1,250,000	1,249,974
OZLM XV, Ltd., Series 2016-15A, Class B
(Floating, ICE LIBOR USD 3M + 2.70%), 5.05%, 01/20/29 144A †	1,000,000	1,005,056

	Par	Value
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 18.00% Cap), 3.53%, 10/01/35†	$280,180	$282,078
Park Place Securities, Inc. Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 3.06%, 01/25/36†	56,561	56,738
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 2.77%, 05/25/57 144A †	792,319	793,716
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.37%, 09/25/65 144A †	686,760	693,723
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 3.17%, 11/25/65 144A †	1,460,762	1,480,963
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A
2.56%, 06/15/23 144A	69,474	69,463
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 2.86%, 11/25/35†	1,810,265	1,818,916
Ready Capital Mortgage Financing, Series 2018-FL2, Class A
(Floating, ICE LIBOR USD 1M + 0.85%), 3.07%, 06/25/35 144A †	600,000	600,894
RMAT LP, Series 2018-NPL1, Class A1
(Step to 7.09% on 06/25/21), 4.09%, 05/25/48 144A STEP	1,097,905	1,099,633
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 3.01%, 03/25/35†	360,840	353,451
SBA Small Business Investment Cos., Series 2016-10A, Class 1
2.51%, 03/10/26	322,024	310,491
SBA Small Business Investment Cos., Series 2018-10A, Class 1
3.19%, 03/10/28	402,812	396,866
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/11/28	220,000	220,136
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 3.09%, 10/28/41 144A †	262,435	261,312

55	See Notes to Schedule of Investments.

	Par	Value
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.45%, 06/15/29†	$751,694	$748,154
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.41%, 05/16/44 144A †	216,959	220,857
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	111,644	109,932
SLM Student Loan Trust, Series 2003-7A, Class A5A
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.53%, 12/15/33 144A †	835,555	848,565
SLM Student Loan Trust, Series 2004-8A, Class A6
(Floating, ICE LIBOR USD 3M + 0.63%, 0.40% Floor), 2.97%, 01/25/40 144A †	600,000	605,489
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.46%, 01/25/27†	131,796	131,468
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 2.48%, 10/25/28†	874,573	872,819
SLM Student Loan Trust, Series 2007-7, Class A4
(Floating, ICE LIBOR USD 3M + 0.33%), 2.67%, 01/25/22†	414,367	407,292
SLM Student Loan Trust, Series 2008-2, Class A3
(Floating, ICE LIBOR USD 3M + 0.75%), 3.09%, 04/25/23†	137,569	136,705
SLM Student Loan Trust, Series 2008-4, Class A4
(Floating, ICE LIBOR USD 3M + 1.65%), 3.99%, 07/25/22†	380,444	388,526
SLM Student Loan Trust, Series 2008-5, Class A4
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 4.04%, 07/25/23†	845,091	867,702
SLM Student Loan Trust, Series 2008-6, Class A4
(Floating, ICE LIBOR USD 3M + 1.10%), 3.44%, 07/25/23†	584,721	588,067
SLM Student Loan Trust, Series 2008-8, Class A4
(Floating, ICE LIBOR USD 3M + 1.50%), 3.84%, 04/25/23†	400,000	408,160
SoFi Consumer Loan Program, Series 2017-4, Class A
2.50%, 05/26/26 144A	619,583	612,375
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.40%, 05/25/36†	458,110	458,129

	Par	Value
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 3.15%, 07/25/35†	$1,809,042	$1,805,857
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 3.00%, 02/25/35 144A †	2,700,000	2,667,176
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.63%, 04/20/29 144A †	3,950,000	3,957,062
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 3.24%, 04/15/29 144A †	2,690,000	2,679,107
Upstart Securitization Trust, Series 2017-2, Class A
2.51%, 03/20/25 144A	789,523	787,731
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.82%, 02/25/43†	487,374	488,410
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 3.58%, 06/20/29 144A †	2,750,000	2,755,287
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 3.58%, 07/20/30 144A †	4,150,000	4,156,008
Voya CLO, Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.90%, 0.90% Floor), 3.23%, 01/18/29 144A †	500,000	498,537
Voya CLO, Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 3.48%, 10/15/31 144A †	1,500,000	1,500,000
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1
2.53%, 09/16/19 144A	1,623,564	1,623,615
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A
2.98%, 01/18/22 144A	1,900,000	1,899,477
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 6.08%, 10/15/31 144A †	750,000	750,000

Total Asset-Backed Securities (Cost $106,353,007)		106,510,221

See Notes to Schedule of Investments.	56

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CERTIFICATES OF DEPOSIT — 0.8%
Canadian Imperial Bank of Commerce
0.00%, 10/04/18	$2,100,000	$1,625,599
Firstbank
0.00%, 10/01/18	2,100,000	1,625,827
0.00%, 10/17/18	1,700,000	1,315,161
HSBC Bank Canada
0.00%, 10/04/18	2,100,000	1,625,594
0.00%, 10/09/18	1,800,000	1,393,033
0.00%, 10/19/18	1,700,000	1,315,021
Toronto Dominion Bank
0.00%, 10/22/18	3,500,000	2,707,099

Total Certificates Of Deposit (Cost $11,476,897)		11,607,334

COMMERCIAL PAPER — 0.7%
AT&T, Inc.
0.00%, 10/09/18	800,000	799,415
Bell Canada, Inc.
0.00%, 01/22/19	1,149,000	1,139,259
HP, Inc.
0.00%, 10/15/18	1,893,000	1,891,050
Keurig Dr. Pepper, Inc.
0.00%, 11/09/18	1,417,000	1,413,208
Marriott International, Inc.
0.00%, 10/17/18	1,450,000	1,448,453
0.00%, 11/19/18	1,000,000	996,597
Mondelez International, Inc.
0.00%, 10/01/18 144A	1,700,000	1,699,664
VW Credit, Inc.
0.00%, 03/20/19	1,350,000	1,332,056

Total Commercial Paper (Cost $10,720,539)		10,719,702

CORPORATE BONDS — 19.1%
21st Century Fox America, Inc.
3.70%, 09/15/24	625,000	627,796
6.15%, 03/01/37	175,000	218,184
6.65%, 11/15/37	150,000	198,902
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	40,675
Abbott Laboratories
3.75%, 11/30/26	260,000	259,723
4.75%, 11/30/36	170,000	181,470
4.90%, 11/30/46	210,000	228,963
AbbVie, Inc.
3.38%, 11/14/21	750,000	749,523
2.85%, 05/14/23	1,050,000	1,012,075
3.75%, 11/14/23	525,000	523,563
3.60%, 05/14/25	440,000	426,482
3.20%, 05/14/26	300,000	279,805
Aetna, Inc.
2.80%, 06/15/23	225,000	215,820
Aircastle, Ltd.
5.50%, 02/15/22	1,300,000	1,352,278
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	374,277
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	274,084

	Par	Value
4.25%, 06/15/28 144A	$75,000	$74,616
Allison Transmission, Inc.
5.00%, 10/01/24 144A	200,000	199,500
Amazon.com, Inc.
3.15%, 08/22/27	1,170,000	1,123,192
3.88%, 08/22/37	160,000	157,168
4.95%, 12/05/44	220,000	246,972
4.05%, 08/22/47	890,000	880,424
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 7.40%, 02/12/23 144A †	1,799,937	1,824,686
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	519,321
American Express Credit Corporation
2.38%, 05/26/20	310,000	306,233
American International Group, Inc.
3.90%, 04/01/26Δ	525,000	514,076
4.20%, 04/01/28Δ	1,050,000	1,040,969
(Variable, ICE LIBOR USD 3M + 2.06%), 6.25%, 03/15/87^	278,000	280,085
American Tower Corporation REIT
3.40%, 02/15/19	200,000	200,365
3.38%, 10/15/26	1,500,000	1,399,458
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	918,726
Amgen, Inc.
2.13%, 05/01/20	70,000	68,929
3.63%, 05/22/24	50,000	50,013
4.66%, 06/15/51	34,000	33,777
Anadarko Petroleum Corporation
4.85%, 03/15/21	290,000	298,198
3.45%, 07/15/24Δ	95,000	91,567
5.55%, 03/15/26	785,000	834,195
6.45%, 09/15/36	280,000	320,390
6.60%, 03/15/46	470,000	554,606
Anthem, Inc.
2.95%, 12/01/22	390,000	379,551
3.35%, 12/01/24	130,000	126,236
3.65%, 12/01/27	520,000	494,945
Apache Corporation
3.25%, 04/15/22	24,000	23,644
5.10%, 09/01/40	180,000	178,610
4.25%, 01/15/44	1,300,000	1,156,669
Apple, Inc.
2.00%, 11/13/20	260,000	255,451
1.55%, 08/04/21	230,000	220,719
2.40%, 05/03/23	350,000	336,713
2.75%, 01/13/25Δ	650,000	623,267
2.45%, 08/04/26	1,620,000	1,495,521
2.90%, 09/12/27	600,000	566,121
4.65%, 02/23/46	350,000	379,014
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	223,901
AT&T, Inc.
4.45%, 05/15/21	80,000	81,986
3.00%, 02/15/22	170,000	166,636

57	See Notes to Schedule of Investments.

	Par	Value
3.00%, 06/30/22	$475,000	$463,644
3.60%, 02/17/23	825,000	820,499
4.45%, 04/01/24	725,000	740,256
3.40%, 05/15/25	1,805,000	1,720,998
4.13%, 02/17/26Δ	175,000	173,188
4.25%, 03/01/27	1,400,000	1,384,337
5.25%, 03/01/37	225,000	224,905
4.35%, 06/15/45	290,000	250,755
4.75%, 05/15/46	90,000	82,531
5.45%, 03/01/47Δ	175,000	175,472
4.50%, 03/09/48	430,000	376,652
AXA Equitable Holdings, Inc.
4.35%, 04/20/28 144A	1,300,000	1,260,089
Bank of America Corporation
2.60%, 01/15/19	47,000	46,995
3.30%, 01/11/23	120,000	118,404
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	319,461
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	524,234
4.00%, 04/01/24	420,000	424,511
(Floating, ICE LIBOR USD 3M + 0.96%), 3.31%, 07/23/24†	900,000	904,773
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	875,000	875,567
4.20%, 08/26/24	390,000	392,128
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24^	300,000	316,500
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24Δ^	150,000	162,113
4.00%, 01/22/25	440,000	434,579
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,097,460
4.45%, 03/03/26	420,000	421,166
3.50%, 04/19/26	2,760,000	2,671,026
4.25%, 10/22/26	440,000	435,398
3.25%, 10/21/27	275,000	255,368
4.18%, 11/25/27	825,000	806,740
(Variable, ICE LIBOR USD 3M + 1.58%), 3.82%, 01/20/28^	575,000	560,135
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	1,300,000	1,252,718
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	1,360,000	1,298,077
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28Δ^	694,000	652,142
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	524,993
5.00%, 01/21/44	790,000	843,427
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49Δ^	270,000	247,668
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	162,757
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144AΔ	80,000	74,000
Becton Dickinson and Co.
4.67%, 06/06/47Δ	75,000	74,472
Becton, Dickinson and Co.
(Floating, ICE LIBOR USD 3M + 0.88%), 3.26%, 12/29/20†	800,000	801,235

	Par	Value
2.89%, 06/06/22	$700,000	$681,158
3.36%, 06/06/24	855,000	827,142
3.73%, 12/15/24	171,000	167,702
4.69%, 12/15/44	345,000	341,446
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	825,000	782,019
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	604,760
BMW US Capital LLC
1.85%, 09/15/21 144AΔ	60,000	57,324
Boeing Capital Corporation
4.70%, 10/27/19	230,000	234,404
Boeing Co. (The)
4.88%, 02/15/20	50,000	51,269
6.63%, 02/15/38	210,000	277,201
Brighthouse Financial, Inc.
3.70%, 06/22/27	1,600,000	1,422,965
4.70%, 06/22/47	310,000	257,476
Broadcom Corporation
3.00%, 01/15/22	550,000	536,258
2.65%, 01/15/23	225,000	212,785
3.63%, 01/15/24Δ	775,000	753,877
3.13%, 01/15/25	320,000	297,718
3.88%, 01/15/27	940,000	886,499
Cardinal Health, Inc.
2.62%, 06/15/22	130,000	124,487
3.08%, 06/15/24	640,000	605,359
Catholic Health Initiatives
4.35%, 11/01/42	40,000	36,168
CCO Holdings LLC
5.13%, 05/01/27 144A	130,000	123,500
Celgene Corporation
2.25%, 08/15/21	270,000	261,139
3.55%, 08/15/22Δ	170,000	169,643
3.88%, 08/15/25	710,000	700,491
5.00%, 08/15/45	110,000	109,717
Centene Corporation
5.63%, 02/15/21	80,000	81,600
4.75%, 05/15/22	150,000	152,438
6.13%, 02/15/24	220,000	231,550
4.75%, 01/15/25	50,000	50,000
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,480,021
Charles Schwab Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27^	1,000,000	967,500
Charter Communications Operating LLC
3.58%, 07/23/20	895,000	895,877
4.46%, 07/23/22	725,000	737,755
4.50%, 02/01/24	600,000	604,378
4.91%, 07/23/25	2,310,000	2,348,907
3.75%, 02/15/28	1,800,000	1,660,733
4.20%, 03/15/28	1,710,000	1,639,109
6.48%, 10/23/45	90,000	97,066
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	150,000	150,938

See Notes to Schedule of Investments.	58

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chesapeake Energy Corporation
6.13%, 02/15/21	$160,000	$164,800
Chevron Corporation
2.95%, 05/16/26	540,000	516,197
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	88,390
3.35%, 05/03/26	120,000	116,758
Cimarex Energy Co.
3.90%, 05/15/27Δ	470,000	449,804
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	175,740
3.70%, 04/01/27	690,000	673,220
Cisco Systems, Inc.
5.50%, 01/15/40	225,000	268,839
CIT Group, Inc.
5.25%, 03/07/25	1,040,000	1,063,400
Citibank NA
3.05%, 05/01/20	975,000	974,700
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.19%), 3.54%, 08/02/21†Δ	1,300,000	1,325,699
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	170,000	173,990
3.50%, 05/15/23	220,000	216,635
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	180,000	177,075
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	1,700,000	1,705,332
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	690,000	696,900
4.40%, 06/10/25	450,000	450,463
5.50%, 09/13/25	290,000	309,394
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26^	150,000	156,750
3.20%, 10/21/26	500,000	467,192
4.30%, 11/20/26	1,675,000	1,654,118
4.45%, 09/29/27	1,480,000	1,464,510
4.13%, 07/25/28Δ	125,000	120,911
(Variable, ICE LIBOR USD 3M + 1.19%), 4.08%, 04/23/29^	800,000	786,120
6.63%, 06/15/32	50,000	59,137
8.13%, 07/15/39	20,000	28,955
6.68%, 09/13/43	10,000	12,300
5.30%, 05/06/44	24,000	25,185
4.65%, 07/30/45	894,000	905,647
4.75%, 05/18/46	40,000	39,166
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	729,992
Comcast Corporation
3.38%, 08/15/25	275,000	265,788
3.30%, 02/01/27	344,000	325,518
3.15%, 02/15/28	950,000	881,980
5.65%, 06/15/35	420,000	465,920
3.20%, 07/15/36	380,000	317,692
3.90%, 03/01/38	30,000	27,551
Compass Bank
5.50%, 04/01/20	300,000	308,163
Concho Resources, Inc.
3.75%, 10/01/27	30,000	28,689

	Par	Value
4.30%, 08/15/28	$610,000	$608,742
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	275,028
Continental Resources, Inc.
4.50%, 04/15/23	1,350,000	1,375,093
4.38%, 01/15/28	130,000	129,273
Cott Holdings, Inc.
5.50%, 04/01/25 144A	170,000	166,388
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	485,406
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	550,920
3.15%, 07/15/23	725,000	699,431
3.65%, 09/01/27	50,000	47,065
CVS Health Corporation
3.35%, 03/09/21	210,000	209,690
2.75%, 12/01/22	210,000	202,736
3.70%, 03/09/23	720,000	716,958
4.00%, 12/05/23	800,000	802,536
4.10%, 03/25/25	590,000	589,251
3.88%, 07/20/25	1,013,000	999,729
4.30%, 03/25/28	2,890,000	2,872,877
4.78%, 03/25/38	400,000	399,339
5.13%, 07/20/45	350,000	361,126
5.05%, 03/25/48	400,000	410,711
CVS Pass-Through Trust
6.94%, 01/10/30	618,813	691,626
DAE Funding LLC
4.50%, 08/01/22 144AΔ	70,000	68,425
5.00%, 08/01/24 144A	80,000	78,500
DaVita, Inc.
5.13%, 07/15/24Δ	1,000,000	970,000
Dell International LLC
3.48%, 06/01/19 144A	1,010,000	1,012,717
4.42%, 06/15/21 144A	2,320,000	2,356,426
5.45%, 06/15/23 144A	725,000	763,201
Delta Air Lines Pass Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	270,777	296,744
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A ^	750,000	765,937
Devon Energy Corporation
3.25%, 05/15/22	220,000	216,317
5.85%, 12/15/25	250,000	272,849
5.60%, 07/15/41	437,000	464,952
4.75%, 05/15/42	130,000	124,521
5.00%, 06/15/45Δ	660,000	652,509
Diamondback Energy, Inc.
4.75%, 11/01/24	800,000	803,000
Digital Realty Trust LP REIT
3.40%, 10/01/20	900,000	901,270
Discover Financial Services
3.75%, 03/04/25	450,000	429,563

59	See Notes to Schedule of Investments.

	Par	Value
DISH DBS Corporation
5.88%, 07/15/22Δ	$130,000	$127,375
5.88%, 11/15/24Δ	70,000	63,000
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	319,242
4.20%, 05/15/28	400,000	389,271
Duke Energy Carolinas LLC
3.95%, 03/15/48	300,000	286,906
Duke Energy Corporation
3.75%, 04/15/24	200,000	200,705
3.15%, 08/15/27	550,000	512,486
3.95%, 08/15/47Δ	30,000	27,151
Duke Energy Progress LLC
3.38%, 09/01/23	600,000	598,690
Eaton Corporation
2.75%, 11/02/22	710,000	689,712
4.15%, 11/02/42	200,000	190,159
Ecolab, Inc.
4.35%, 12/08/21	82,000	84,510
3.95%, 12/01/47	68,000	64,880
Elanco Animal Health, Inc.
3.91%, 08/27/21 144A	550,000	550,893
4.27%, 08/28/23 144A	225,000	226,155
Eli Lilly & Co.
3.10%, 05/15/27	140,000	134,999
Enable Midstream Partners LP
4.95%, 05/15/28	900,000	894,816
Energy Transfer Partners LP
4.65%, 06/01/21	650,000	666,040
5.88%, 03/01/22	100,000	105,888
4.20%, 09/15/23	625,000	630,650
4.50%, 11/01/23	310,000	314,550
4.95%, 06/15/28	70,000	71,401
5.30%, 04/15/47	225,000	218,779
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,306,485
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	68,103
EOG Resources, Inc.
4.15%, 01/15/26	140,000	143,387
EQT Midstream Partners LP
4.75%, 07/15/23Δ	850,000	863,469
4.13%, 12/01/26	1,800,000	1,694,885
ERP Operating LP REIT
4.63%, 12/15/21Δ	150,000	154,709
Exelon Corporation
5.63%, 06/15/35	415,000	465,441
Expedia Group, Inc.
3.80%, 02/15/28	300,000	277,046
Exxon Mobil Corporation
3.04%, 03/01/26Δ	280,000	271,858
4.11%, 03/01/46	530,000	538,590
Financial & Risk US Holdings, Inc.
6.25%, 05/15/26 144A	600,000	602,964
First Data Corporation
5.38%, 08/15/23 144A	70,000	71,243

	Par	Value
FirstEnergy Corporation
4.25%, 03/15/23	$490,000	$498,096
3.90%, 07/15/27	2,190,000	2,134,263
7.38%, 11/15/31	1,800,000	2,328,571
Fiserv, Inc.
3.80%, 10/01/23	225,000	225,198
4.20%, 10/01/28	375,000	376,534
Florida Power & Light Co.
3.80%, 12/15/42	425,000	405,440
3.95%, 03/01/48	275,000	269,979
Ford Motor Credit Co. LLC
2.46%, 03/27/20	800,000	786,846
3.16%, 08/04/20	225,000	222,895
3.20%, 01/15/21	200,000	197,144
5.75%, 02/01/21	200,000	208,022
3.34%, 03/18/21	250,000	246,585
5.88%, 08/02/21	800,000	837,212
Freeport-McMoRan, Inc.
6.88%, 02/15/23	10,000	10,700
3.88%, 03/15/23Δ	10,000	9,692
4.55%, 11/14/24	10,000	9,750
5.45%, 03/15/43	122,000	111,630
General Electric Co.
6.00%, 08/07/19	301,000	308,838
5.50%, 01/08/20	40,000	41,163
4.38%, 09/16/20	198,000	202,340
5.30%, 02/11/21	104,000	108,408
4.65%, 10/17/21	140,000	144,623
3.15%, 09/07/22	230,000	226,859
6.88%, 01/10/39	500,000	625,626
4.50%, 03/11/44Δ	790,000	746,791
General Mills, Inc.
4.20%, 04/17/28Δ	600,000	591,971
General Motors Co.
5.15%, 04/01/38	50,000	46,643
General Motors Financial Co., Inc.
3.50%, 07/10/19	300,000	301,353
(Floating, ICE LIBOR USD 3M + 1.27%), 3.61%, 10/04/19†	400,000	403,109
3.20%, 07/13/20Δ	1,000,000	997,540
2.45%, 11/06/20	130,000	127,467
4.38%, 09/25/21	400,000	407,372
3.45%, 04/10/22	230,000	226,393
4.25%, 05/15/23	40,000	40,071
4.35%, 01/17/27Δ	860,000	823,029
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	79,218
3.70%, 04/01/24	230,000	231,095
4.50%, 02/01/45	400,000	398,309
4.75%, 03/01/46	20,000	20,663
4.15%, 03/01/47Δ	300,000	284,916
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	88,878
4.13%, 05/30/23 144A	375,000	374,936
4.63%, 04/29/24 144A	175,000	176,733
4.00%, 03/27/27 144A	480,000	451,336

See Notes to Schedule of Investments.	60

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/13/18†	$3,000	$2,513
Goldman Sachs Group, Inc. (The)
5.38%, 03/15/20	200,000	206,201
6.00%, 06/15/20	540,000	564,686
5.25%, 07/27/21	560,000	586,549
3.85%, 07/08/24	150,000	149,244
4.25%, 10/21/25	1,470,000	1,457,922
3.50%, 11/16/26	2,180,000	2,070,965
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	690,000	658,977
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	700,000	691,097
6.75%, 10/01/37	110,000	132,552
6.25%, 02/01/41	750,000	903,201
5.15%, 05/22/45	330,000	337,528
4.75%, 10/21/45	530,000	540,334
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	936,537
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	225,000	226,696
Halfmoon Parent, Inc.
3.40%, 09/17/21 144A	240,000	239,211
3.75%, 07/15/23 144A	2,240,000	2,235,574
4.13%, 11/15/25 144A	780,000	778,968
4.38%, 10/15/28 144A	460,000	459,585
Halliburton Co.
3.80%, 11/15/25	670,000	665,290
4.85%, 11/15/35	30,000	31,471
5.00%, 11/15/45Δ	730,000	782,553
Harris Corporation
5.05%, 04/27/45	110,000	116,163
HCA, Inc.
5.25%, 04/15/25	120,000	124,050
7.69%, 06/15/25	250,000	280,625
5.25%, 06/15/26	10,000	10,313
5.38%, 09/01/26Δ	1,600,000	1,620,000
5.63%, 09/01/28	20,000	20,150
5.50%, 06/15/47	50,000	50,813
HCP, Inc. REIT
2.63%, 02/01/20	300,000	297,516
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	425,000	437,504
Hilton Worldwide Finance LLC
4.88%, 04/01/27	110,000	108,705
Humana, Inc.
3.15%, 12/01/22	70,000	68,578
3.95%, 03/15/27	150,000	147,698
4.63%, 12/01/42	60,000	59,624
4.95%, 10/01/44	70,000	72,958
4.80%, 03/15/47	10,000	10,239
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	549,856
Intel Corporation
3.70%, 07/29/25	805,000	811,100
3.73%, 12/08/47	76,000	71,007

	Par	Value
International Lease Finance Corporation
8.63%, 01/15/22	$420,000	$477,690
John Deere Capital Corporation
2.25%, 04/17/19	160,000	159,607
1.70%, 01/15/20	80,000	78,877
Johnson & Johnson
2.45%, 03/01/26	1,060,000	992,074
3.63%, 03/03/37	720,000	694,139
JPMorgan Chase & Co.
6.30%, 04/23/19	900,000	917,894
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20 Δ^	550,000	563,750
4.40%, 07/22/20	980,000	1,000,918
2.55%, 03/01/21	300,000	294,719
2.40%, 06/07/21Δ	1,100,000	1,072,914
4.35%, 08/15/21	70,000	71,810
2.97%, 01/15/23	475,000	462,910
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,600,000	1,598,836
3.88%, 09/10/24	860,000	852,465
3.13%, 01/23/25	900,000	864,075
3.90%, 07/15/25	700,000	700,373
2.95%, 10/01/26	700,000	651,461
4.25%, 10/01/27	780,000	777,564
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,520,000	1,441,426
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	379,324
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	175,000	163,768
4.95%, 06/01/45	400,000	420,408
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	326,951
7.88%, 09/15/31	280,000	349,493
Keurig Dr. Pepper, Inc.
4.06%, 05/25/23 144A	475,000	476,321
Kilroy Realty LP REIT
3.80%, 01/15/23	400,000	396,970
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	183,996
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	523,826
4.25%, 09/01/24	980,000	989,017
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	900,000	961,738
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	31,024
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	229,414
(Floating, ICE LIBOR USD 3M + 0.57%), 2.91%, 02/10/21†	1,000,000	1,001,356
3.50%, 07/15/22	90,000	89,393
4.00%, 06/15/23	20,000	20,078
3.95%, 07/15/25	110,000	108,557
3.00%, 06/01/26Δ	1,830,000	1,673,242
5.00%, 07/15/35	100,000	99,060
5.00%, 06/04/42	50,000	47,904

61	See Notes to Schedule of Investments.

	Par	Value
4.38%, 06/01/46	$100,000	$88,656
Kroger Co. (The)
6.15%, 01/15/20	360,000	373,481
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	147,188
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	5,600
0.00%, 07/19/17y †††#	150,000	—
0.00%, 12/28/17y †††#	3,340,000	—
0.00%, 01/24/49#	2,300,000	64,860
0.00%, 11/29/49†††#	2,330,000	—
Lennar Corporation
4.75%, 11/29/27Δ	150,000	144,563
Life Storage LP REIT
3.88%, 12/15/27	900,000	848,594
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	39,614
3.55%, 01/15/26	310,000	306,853
4.50%, 05/15/36	50,000	52,275
Marathon Oil Corporation
4.40%, 07/15/27Δ	400,000	400,684
McDonald’s Corporation
3.70%, 01/30/26	240,000	238,184
3.50%, 03/01/27	500,000	486,474
Medtronic Global Holdings SCA
3.35%, 04/01/27	750,000	733,051
Medtronic, Inc.
3.50%, 03/15/25	30,000	29,776
4.63%, 03/15/45	250,000	265,401
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	369,000
MetLife, Inc.
4.75%, 02/08/21	209,000	215,670
6.40%, 12/15/36Δ	50,000	53,125
4.05%, 03/01/45	25,000	23,445
Microchip Technology, Inc.
3.92%, 06/01/21 144A	350,000	348,167
Microsoft Corporation
1.55%, 08/08/21	400,000	384,089
2.40%, 02/06/22	600,000	586,386
2.88%, 02/06/24	470,000	459,812
2.70%, 02/12/25	120,000	115,179
3.13%, 11/03/25	450,000	440,904
2.40%, 08/08/26Δ	2,040,000	1,882,980
3.30%, 02/06/27	800,000	785,512
3.45%, 08/08/36	10,000	9,553
4.10%, 02/06/37	50,000	51,746
3.95%, 08/08/56	130,000	127,551
Moody’s Corporation
4.50%, 09/01/22	800,000	823,586
Morgan Stanley
5.50%, 07/24/20	550,000	570,887
(Floating, ICE LIBOR USD 3M + 1.40%), 3.75%, 04/21/21†	100,000	102,545
(Floating, ICE LIBOR USD 3M + 1.40%), 3.74%, 10/24/23†	225,000	231,334
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	500,000	496,269

	Par	Value
3.88%, 04/29/24	$275,000	$273,955
3.70%, 10/23/24Δ	450,000	443,430
3.63%, 01/20/27	1,475,000	1,417,906
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	630,000	605,437
MPLX LP
4.88%, 12/01/24	230,000	238,937
4.88%, 06/01/25	100,000	103,416
4.50%, 04/15/38	580,000	548,386
4.70%, 04/15/48	695,000	650,172
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	238,465
Navient Corporation
5.88%, 03/25/21	300,000	308,244
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	40,000	40,350
Newell Brands, Inc.
3.15%, 04/01/21	230,000	226,447
3.85%, 04/01/23	200,000	195,949
4.20%, 04/01/26	150,000	142,802
NiSource, Inc.
3.65%, 06/15/23 144A	400,000	395,434
3.49%, 05/15/27	925,000	878,880
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 01/13/22 144A †	1,900,000	1,920,520
Noble Energy, Inc.
4.15%, 12/15/21	620,000	627,991
3.85%, 01/15/28	230,000	217,668
4.95%, 08/15/47Δ	110,000	105,738
Northrop Grumman Corporation
2.93%, 01/15/25	1,620,000	1,541,116
3.25%, 01/15/28	1,595,000	1,502,777
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	451,579
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	369,601
3.85%, 09/30/47 144A	250,000	229,701
Nuveen Finance LLC
2.95%, 11/01/19 144A	170,000	169,812
Oasis Petroleum, Inc.
6.88%, 03/15/22	57,000	58,068
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	99,057
2.70%, 02/15/23	20,000	19,353
3.40%, 04/15/26	500,000	489,326
3.00%, 02/15/27Δ	150,000	142,666
4.63%, 06/15/45	130,000	135,379
4.40%, 04/15/46	60,000	61,178
4.10%, 02/15/47	210,000	204,008
ONEOK, Inc.
4.55%, 07/15/28	1,100,000	1,107,615
Oracle Corporation
4.00%, 07/15/46	375,000	358,258
Pacific Gas & Electric Co.
4.25%, 08/01/23 144A	1,850,000	1,861,512

See Notes to Schedule of Investments.	62

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.30%, 03/15/27	$175,000	$161,286
4.65%, 08/01/28 144A	2,350,000	2,371,338
6.05%, 03/01/34	670,000	763,526
5.80%, 03/01/37	210,000	234,939
4.00%, 12/01/46	200,000	175,848
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	900,000	888,103
3.95%, 03/10/25 144A	1,000,000	981,160
Phillips 66
3.90%, 03/15/28	600,000	592,927
Phillips 66 Partners LP
3.55%, 10/01/26	175,000	165,340
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,244,564
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	75,677
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	197,722
4.50%, 12/15/26	600,000	600,410
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,886,686
Progress Energy, Inc.
7.75%, 03/01/31	350,000	459,112
Prudential Financial, Inc.
3.88%, 03/27/28	675,000	670,476
QEP Resources, Inc.
5.63%, 03/01/26	10,000	9,600
Range Resources Corporation
5.00%, 03/15/23	130,000	128,050
4.88%, 05/15/25Δ	10,000	9,513
Raytheon Co.
3.13%, 10/15/20	200,000	200,430
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	100,000	98,999
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,284,694
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	698,910
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	160,000	159,400
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	523,530
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	497,018
Sabine Pass Liquefaction LLC
6.25%, 03/15/22Δ	475,000	510,929
5.75%, 05/15/24	1,000,000	1,074,713
5.63%, 03/01/25	450,000	480,572
salesforce.com, Inc.
3.25%, 04/11/23	300,000	298,016
3.70%, 04/11/28	100,000	99,263
Santander Holdings USA, Inc.
4.50%, 07/17/25	60,000	59,335
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	248,360
4.00%, 12/21/25 144A	190,000	190,257

	Par	Value
Select Income REIT
3.60%, 02/01/20	$125,000	$124,367
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.84%, 01/15/21†	625,000	625,186
2.90%, 02/01/23	1,125,000	1,086,943
3.40%, 02/01/28	275,000	257,914
Sherwin-Williams Co. (The)
2.75%, 06/01/22	125,000	121,333
3.13%, 06/01/24	75,000	72,129
3.45%, 06/01/27	350,000	333,688
4.50%, 06/01/47Δ	200,000	193,120
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,789,881
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,307,914
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	280,958
Southern Copper Corporation
5.25%, 11/08/42	960,000	973,837
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	514,904
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	110,000	111,650
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28Δ	1,295,883	1,294,262
Sprint Corporation
7.25%, 09/15/21	30,000	31,800
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	150,000	149,813
4.74%, 03/20/25 144A	900,000	901,845
5.15%, 03/20/28 144AΔ	1,100,000	1,108,140
Starbucks Corporation
3.80%, 08/15/25	625,000	621,802
Stryker Corporation
2.63%, 03/15/21	125,000	123,183
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	99,792
5.95%, 12/01/25	800,000	861,520
5.40%, 10/01/47	425,000	421,927
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	875,000	866,236
Synchrony Financial
2.70%, 02/03/20	200,000	197,821
4.50%, 07/23/25	332,000	320,768
Targa Resources Partners LP
5.38%, 02/01/27	10,000	10,050
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	60,484
4.90%, 09/15/44 144A	655,000	697,381
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	100,000	97,052
3.65%, 12/15/25	200,000	196,131

63	See Notes to Schedule of Investments.

	Par	Value
Time Warner Cable LLC
4.13%, 02/15/21	$400,000	$403,415
7.30%, 07/01/38	620,000	712,124
5.88%, 11/15/40	100,000	101,271
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	485,469
TJX Cos, Inc. (The)
2.25%, 09/15/26Δ	40,000	36,263
T-Mobile USA, Inc.
4.50%, 02/01/26	350,000	334,467
Toll Brothers Finance Corporation
4.38%, 04/15/23Δ	120,000	119,550
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	426,931
Transocean Pontus, Ltd.
6.13%, 08/01/25 144A	79,000	80,480
Union Pacific Corporation
3.75%, 07/15/25	210,000	210,324
3.95%, 09/10/28	680,000	684,356
4.50%, 09/10/48	510,000	522,287
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	778,855	728,230
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	778,855	726,726
United Parcel Service, Inc.
2.50%, 04/01/23	120,000	115,782
3.05%, 11/15/27Δ	100,000	95,769
United Rentals North America, Inc.
5.50%, 07/15/25	90,000	92,138
4.88%, 01/15/28	40,000	37,600
United Technologies Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 2.97%, 08/16/21†	250,000	250,696
3.35%, 08/16/21	225,000	224,838
3.95%, 08/16/25	380,000	378,766
4.13%, 11/16/28	440,000	437,892
4.50%, 06/01/42	120,000	119,063
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	169,197
2.70%, 07/15/20	280,000	278,312
2.88%, 12/15/21	180,000	178,039
3.75%, 07/15/25	270,000	271,526
4.63%, 07/15/35	150,000	159,957
Univision Communications, Inc.
5.13%, 02/15/25 144AΔ	150,000	140,625
US Bank NA
3.15%, 04/26/21	300,000	299,464
Valero Energy Corporation
4.35%, 06/01/28	275,000	277,534
VEREIT Operating Partnership LP REIT
3.00%, 02/06/19	500,000	499,976
4.13%, 06/01/21	200,000	201,944
Verizon Communications, Inc.
3.50%, 11/01/24	150,000	148,115

	Par	Value
3.38%, 02/15/25	$1,095,000	$1,064,399
(Floating, ICE LIBOR USD 3M + 1.10%), 3.41%, 05/15/25†	1,100,000	1,110,501
2.63%, 08/15/26Δ	3,455,000	3,138,185
4.13%, 03/16/27	460,000	462,917
4.33%, 09/21/28 144A	2,443,000	2,461,033
5.25%, 03/16/37	680,000	727,175
4.13%, 08/15/46	160,000	144,109
4.86%, 08/21/46	190,000	190,250
5.50%, 03/16/47Δ	40,000	43,963
5.01%, 04/15/49	541,000	554,676
Visa, Inc.
3.15%, 12/14/25	900,000	873,495
4.30%, 12/14/45	460,000	476,781
VMware, Inc.
3.90%, 08/21/27	500,000	473,916
Voya Financial, Inc.
5.70%, 07/15/43	170,000	187,171
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 11/05/18†	560,000	555,380
Walmart, Inc.
3.70%, 06/26/28	620,000	620,923
4.05%, 06/29/48	250,000	251,011
Warner Media LLC
6.10%, 07/15/40	140,000	149,449
Washington Prime Group LP REIT
5.95%, 08/15/24Δ	1,400,000	1,326,629
Waste Management, Inc.
3.50%, 05/15/24	140,000	138,446
7.38%, 05/15/29	140,000	173,621
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	758,954
Wells Fargo & Co.
4.60%, 04/01/21	70,000	72,011
3.45%, 02/13/23	200,000	196,655
(Floating, ICE LIBOR USD 3M + 1.23%), 3.57%, 10/31/23†	600,000	612,252
4.48%, 01/16/24	2,196,000	2,250,078
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25^	600,000	631,884
3.00%, 04/22/26	900,000	838,394
4.10%, 06/03/26	440,000	435,358
3.00%, 10/23/26	3,700,000	3,437,039
4.30%, 07/22/27	1,590,000	1,586,861
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 05/22/28^	600,000	576,320
5.38%, 11/02/43	190,000	204,557
4.65%, 11/04/44	70,000	68,288
4.90%, 11/17/45	370,000	375,708
4.40%, 06/14/46	70,000	66,093
4.75%, 12/07/46	260,000	259,604
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 07/23/21^	1,100,000	1,099,002
Wells Fargo Capital X
5.95%, 12/15/36	140,000	150,500

See Notes to Schedule of Investments.	64

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Welltower, Inc. REIT
4.25%, 04/01/26Δ	$900,000	$898,590
Western Gas Partners LP
3.95%, 06/01/25	200,000	190,991
WestRock Co.
3.75%, 03/15/25 144AΔ	500,000	492,064
4.00%, 03/15/28 144AΔ	1,100,000	1,083,729
WestRock RKT Co.
3.50%, 03/01/20	150,000	150,056
4.00%, 03/01/23	30,000	30,066
Whiting Petroleum Corporation
6.25%, 04/01/23	50,000	51,875
6.63%, 01/15/26Δ	140,000	146,125
Williams Cos., Inc. (The)
5.25%, 03/15/20	140,000	143,728
3.60%, 03/15/22	155,000	154,115
3.90%, 01/15/25	350,000	342,887
7.50%, 01/15/31	100,000	121,872
7.75%, 06/15/31	885,000	1,070,999
8.75%, 03/15/32	181,000	242,017
5.10%, 09/15/45	105,000	105,929
Wm.Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	59,995
2.90%, 10/21/19 144A	230,000	229,595
WPX Energy, Inc.
6.00%, 01/15/22	10,000	10,413
8.25%, 08/01/23	30,000	34,200

Total Corporate Bonds (Cost $301,226,664)		297,662,489

FOREIGN BONDS — 13.3%
Argentina — 0.4%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 43.08%, 06/21/20(ZA)†	1,110,000	32,019
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,930,000	269,894
Argentine Republic Government International Bond
6.25%, 04/22/19	1,600,000	1,606,416
5.63%, 01/26/22	1,650,000	1,491,187
5.88%, 01/11/28	1,210,000	960,740
7.13%, 07/06/36	720,000	576,450
6.88%, 01/11/48	1,970,000	1,526,750
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	202,115
7.88%, 06/15/27 144A	180,000	150,572

		6,816,143

Australia — 0.3%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	19,689
5.00%, 09/30/43	540,000	600,785
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	966,900

	Par	Value
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	$1,300,000	$1,282,727
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	51,041
3.90%, 07/12/47 144AΔ	520,000	481,437
Westpac Banking Corporation
2.30%, 05/26/20	50,000	49,401
2.60%, 11/23/20	310,000	305,616
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	168,915

		3,926,511

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	7,392	1,850,793
10.00%, 01/01/23(B)	7,128	1,717,393
10.00%, 01/01/27(B)	1,013	230,689
Brazilian Government International Bond
4.63%, 01/13/28	480,000	440,285
5.63%, 01/07/41Δ	750,000	684,938
5.00%, 01/27/45	350,000	289,322
Vale Overseas, Ltd.
6.88%, 11/21/36	591,000	689,224

		5,902,644

Canada — 0.3%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	264,580
3.55%, 07/26/27 144A	75,000	70,680
Bank of Montreal
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32Δ^	100,000	93,559
Bank of Nova Scotia (The)
1.88%, 04/26/21	1,600,000	1,547,562
Barrick Gold Corporation
5.25%, 04/01/42Δ	560,000	585,177
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	280,000	296,520
Brookfield Finance, Inc.
3.90%, 01/25/28	800,000	761,881
Canadian Natural Resources, Ltd.
3.85%, 06/01/27	350,000	341,475
Cenovus Energy, Inc.
4.25%, 04/15/27	275,000	266,299
Nutrien, Ltd.
4.88%, 03/30/20	110,000	112,261
Royal Bank of Canada
2.15%, 10/26/20	270,000	264,676
3.20%, 04/30/21	300,000	299,558
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	370,022

		5,274,250

65	See Notes to Schedule of Investments.

	Par	Value
Chile — 0.1%
Latam Airlines Pass Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	$770,041	$745,014

China — 0.1%
China Evergrande Group
8.75%, 06/28/25	200,000	179,799
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	142,339
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	60,000	60,750
5.50%, 02/15/24 144A	80,000	82,200
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	761,186

		1,226,274

Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	480,000	517,200
Ecopetrol SA
5.88%, 05/28/45Δ	720,000	714,780

		1,231,980

Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	8	16,545
14.50%, 02/10/23(V)	13	29,818
11.38%, 07/06/29(V)	7	14,985

		61,348

Ecuador — 0.0%
Ecuador Government International Bond
7.88%, 01/23/28 144A	370,000	334,045

Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	398,448

Finland — 0.1%
Nokia OYJ
4.38%, 06/12/27	259,000	249,935
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	654,822

		904,757

France — 0.6%
BNP Paribas SA
3.50%, 03/01/23 144AΔ	925,000	903,146
3.38%, 01/09/25 144A	450,000	426,589
4.40%, 08/14/28 144AΔ	1,340,000	1,317,597
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144AΔ^	440,000	419,258
BPCE SA
4.00%, 09/12/23 144A	750,000	740,699
4.63%, 09/12/28 144A	375,000	370,654

	Par	Value
Credit Agricole SA
2.50%, 04/15/19 144A	$250,000	$249,673
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A^	510,000	531,866
4.38%, 03/17/25	275,000	269,329
4.13%, 01/10/27 144AΔ	450,000	436,172
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144AΔ^	250,000	232,448
Danone SA
2.59%, 11/02/23 144A	650,000	612,142
2.95%, 11/02/26 144A	310,000	285,139
Unibail-Rodamco SE REIT
(Floating, ICE LIBOR USD 3M + 0.77%), 3.11%, 04/16/19†	1,600,000	1,604,925
XLIT, Ltd.
4.45%, 03/31/25	349,000	346,232

		8,745,869

Germany — 0.3%
Deutsche Bank AG
2.50%, 02/13/19	100,000	99,761
2.85%, 05/10/19	1,600,000	1,595,934
4.25%, 10/14/21	1,500,000	1,491,630
KFW
1.50%, 09/09/19	1,490,000	1,473,888

		4,661,213

Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	196,579

India — 0.0%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144AΔ	330,000	306,218
Reliance Industries, Ltd.
3.67%, 11/30/27 144AΔ	250,000	230,175

		536,393

Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21Δ	770,000	794,414
4.75%, 01/08/26 144A	250,000	253,971
3.85%, 07/18/27 144AΔ	500,000	477,298
3.50%, 01/11/28	450,000	419,411
5.13%, 01/15/45 144A	200,000	200,825
5.25%, 01/08/47 144A	200,000	204,462
4.35%, 01/11/48Δ	500,000	458,559

		2,808,940

Ireland — 0.8%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	154,395
4.63%, 07/01/22	550,000	561,659
3.30%, 01/23/23	1,625,000	1,567,182
3.50%, 01/15/25	600,000	566,188
4.45%, 10/01/25	800,000	792,752

See Notes to Schedule of Investments.	66

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of Ireland
(Variable, EUR Swap Rate 5Y + 6.96%), 7.38%, 06/18/20(E)^	$1,000,000	$1,258,729
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,723,000	1,684,087
3.37%, 11/15/25	597,000	568,859
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	494,772
2.40%, 09/23/21	1,000,000	966,573
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	902,093
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24(U) Δ	2,200,000	2,884,479

		12,401,768

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,329,708
5.50%, 12/04/23	200,000	222,466
5.50%, 04/26/24	500,000	559,468

		2,111,642

Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144AΔ	580,000	539,412
3.38%, 01/12/23 144AΔ	1,070,000	991,555
5.02%, 06/26/24 144A	1,310,000	1,183,558
5.71%, 01/15/26 144AΔ	200,000	182,201
3.88%, 07/14/27 144A	1,000,000	854,943
Wind Tre SpA
5.00%, 01/20/26 144AΔ	1,025,000	896,521

		4,648,190

Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144AΔ	300,000	251,625

Japan — 1.3%
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,240,892
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,058,982
Japan Treasury Discount Bill
0.00%, 12/03/18(J) Ω	1,770,000,000	15,581,764
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	246,657
3.00%, 02/22/22	180,000	176,216
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	250,069
4.44%, 04/02/24 144A	350,000	350,055

		19,904,635

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	233,388

	Par	Value
Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	$1,200,000	$1,189,440

Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	203,860

Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24	200,000	200,920
7.25%, 02/28/28 144A	200,000	195,264

		396,184

Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,463,031

Luxembourg — 0.0%
Altice Financing SA
6.63%, 02/15/23 144AΔ	350,000	353,500
ArcelorMittal
6.25%, 02/25/22Δ	50,000	53,666
7.00%, 10/15/39	70,000	81,603

		488,769

Mexico — 0.6%
America Movil SAB de CV
6.00%, 06/09/19(M)	3,030,000	159,879
5.00%, 03/30/20	240,000	245,985
Mexican Bonos
8.00%, 06/11/20(M)	51,200	274,760
6.50%, 06/10/21(M)	14,155	73,406
8.00%, 12/07/23(M)	1,218	6,577
10.00%, 12/05/24(M)	251,300	1,489,645
8.50%, 11/18/38(M)	314,785	1,751,032
7.75%, 11/13/42(M)	498,852	2,568,072
8.00%, 11/07/47(M)	199,522	1,054,048
Petroleos Mexicanos
6.38%, 02/04/21	11,000	11,561
5.13%, 03/15/23(E)	110,000	141,589
6.88%, 08/04/26	200,000	211,480
6.50%, 03/13/27	80,000	81,920
6.63%, 06/15/35	19,000	18,971
5.50%, 06/27/44	170,000	144,313
6.38%, 01/23/45	500,000	464,250
6.75%, 09/21/47	290,000	277,440

		8,974,928

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	433,688

Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	200,898
Alcoa Nederland Holding BV
7.00%, 09/30/26 144A	200,000	215,750

67	See Notes to Schedule of Investments.

	Par	Value
Cooperatieve Rabobank UA
(Variable, ICE LIBOR USD 3M + 10.87%), 11.00%, 06/30/19 144A ^	$487,000	$515,855
4.75%, 01/15/20 144A	540,000	550,431
4.63%, 12/01/23	400,000	406,562
4.38%, 08/04/25	920,000	912,383
5.25%, 08/04/45Δ	620,000	653,607
Equate Petrochemical BV
4.25%, 11/03/26 144A	260,000	256,269
ING Bank NV
5.80%, 09/25/23 144A	340,000	358,865
(Variable, USD ICE Swap Rate 5Y + 2.70%), 4.13%, 11/21/23^	600,000	600,930
ING Groep NV
4.10%, 10/02/23	1,100,000	1,102,054
Myriad International Holdings BV
4.85%, 07/06/27 144A Δ	420,000	414,666
NXP BV
3.88%, 09/01/22 144A	275,000	272,937
Petrobras Global Finance BV
6.13%, 01/17/22	51,000	52,777
6.25%, 03/17/24	380,000	382,185
5.30%, 01/27/25	2,446,000	2,290,679
7.38%, 01/17/27	120,000	121,758
5.75%, 02/01/29	210,000	187,814
6.85%, 06/05/15pΔ	550,000	473,000
Shell International Finance BV
4.38%, 03/25/20	320,000	326,384
2.88%, 05/10/26Δ	1,210,000	1,150,335
4.55%, 08/12/43	120,000	126,368
4.38%, 05/11/45	230,000	239,417
4.00%, 05/10/46	190,000	186,383
Stichting AK Rabobank Certificaten
6.50%, 03/29/18(E)	700,000	946,308
Syngenta Finance NV
3.70%, 04/24/20 144A	565,000	563,930
3.93%, 04/23/21 144A	2,800,000	2,793,809
4.44%, 04/24/23 144AΔ	1,075,000	1,069,538
5.18%, 04/24/28 144A	200,000	191,698
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	200,000	200,250

		17,763,840

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27 144AΔ	200,000	193,135
7.14%, 02/23/30 144A	250,000	244,963

		438,098

Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,109,499

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50Δ	330,000	392,535

	Par	Value
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	$1,180,000	$1,204,825

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37	100,000	111,875
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	502,256
7.00%, 08/16/23(Q)	52,440,000	768,983
7.75%, 09/16/26(Q)	9,710,000	143,476
8.15%, 02/03/27(Q)	63,930,000	963,914
7.05%, 01/19/28(Q)	169,471,000	2,370,500

		4,861,004

Saudi Arabia — 0.2%
Saudi Government International Bond
4.00%, 04/17/25 144A	3,000,000	3,007,158
4.63%, 10/04/47 144A	700,000	676,302

		3,683,460

Singapore — 0.0%
ABJA Investment Co., Pte, Ltd.
5.45%, 01/24/28Δ	200,000	181,634

South Africa — 0.1%
Republic of South Africa Government Bond
8.00%, 01/31/30(S)	780,000	49,868
7.00%, 02/28/31(S)	2,020,000	117,368
8.25%, 03/31/32(S)	5,580,000	355,635
8.88%, 02/28/35(S)Δ	720,000	47,412
6.25%, 03/31/36(S)	915,000	46,200
9.00%, 01/31/40(S)	90,000	5,868
6.50%, 02/28/41(S)	390,000	19,224
8.75%, 01/31/44(S)	1,500,000	94,602

		736,177

South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	939,905

Spain — 0.1%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 3.46%, 04/12/23†	200,000	200,520
3.85%, 04/12/23Δ	400,000	391,201
4.38%, 04/12/28	800,000	760,230
Telefonica Emisiones SAU
5.88%, 07/15/19	70,000	71,554
4.57%, 04/27/23	325,000	334,553
5.21%, 03/08/47	400,000	392,780

		2,150,838

Supranational — 1.2%
African Development Bank
(Floating, ICE LIBOR USD 3M + 0.19%), 2.52%, 06/15/20†	2,700,000	2,708,342
2.63%, 03/22/21	5,530,000	5,481,977
2.31%, 07/14/21	6,000,000	5,889,324

See Notes to Schedule of Investments.	68

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
International Bank for Reconstruction & Development
1.63%, 09/04/20	$5,210,000	$5,088,779

		19,168,422

Sweden — 0.1%
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	890,367
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	249,694

		1,140,061

Switzerland — 0.8%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	240,771
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,800,000	1,752,634
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A^	425,000	400,405
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21Δ	800,000	797,273
3.80%, 09/15/22	1,300,000	1,294,945
4.55%, 04/17/26	2,440,000	2,455,596
4.88%, 05/15/45	350,000	356,101
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,478,283
2.65%, 02/01/22 144A	300,000	290,132
(Floating, ICE LIBOR USD 3M + 1.53%), 3.87%, 02/01/22 144A †	200,000	205,824
3.49%, 05/23/23 144A	880,000	862,825
4.13%, 09/24/25 144A	440,000	437,660
4.25%, 03/23/28 144A	1,490,000	1,477,982

		12,050,431

Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,237,463	1,122,998

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	610,000	588,147
3.13%, 10/11/27 144A	500,000	473,640
DP World, Ltd.
5.63%, 09/25/48 144A	820,000	813,928

		1,875,715

United Kingdom — 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	667,144
4.00%, 09/11/27 144A	220,000	203,072
Barclays Bank PLC
7.63%, 11/21/22	1,700,000	1,845,988
Barclays PLC
(Variable, EUR Swap Rate 5Y + 5.88%), 6.50%, 09/15/19(E) ^	800,000	959,027
(Variable, USD Swap 5Y + 5.02%), 6.63%, 09/15/19^	200,000	201,331

	Par	Value
(Floating, ICE LIBOR USD 3M + 2.11%), 4.45%, 08/10/21†	$1,600,000	$1,660,099
(Floating, ICE LIBOR USD 3M + 1.38%), 3.70%, 05/16/24†	1,600,000	1,592,834
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	1,400,000	1,384,480
3.25%, 02/12/27(U)	500,000	633,280
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,045,725
BP Capital Markets PLC
3.56%, 11/01/21Δ	30,000	30,210
3.22%, 11/28/23	370,000	363,256
3.81%, 02/10/24	330,000	334,132
3.54%, 11/04/24	60,000	59,704
3.51%, 03/17/25	330,000	326,644
3.12%, 05/04/26	570,000	544,066
Ensco PLC
8.00%, 01/31/24Δ	10,000	10,125
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	220,000	216,410
5.25%, 12/19/33(U)	100,000	171,414
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	132,863
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	205,762
HSBC Holdings PLC
3.40%, 03/08/21	610,000	609,023
(Floating, ICE LIBOR USD 3M + 0.60%), 2.92%, 05/18/21†	400,000	400,870
(Floating, ICE LIBOR USD 3M + 1.50%), 3.84%, 01/05/22†	400,000	410,664
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	525,000	514,646
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23^	540,000	538,650
4.25%, 03/14/24	240,000	239,014
(Floating, ICE LIBOR USD 3M + 1.00%), 3.32%, 05/18/24†	900,000	899,091
4.25%, 08/18/25	220,000	216,157
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	700,000	675,054
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28^	540,000	521,775
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	1,000,000	1,001,183
6.50%, 09/15/37	1,000,000	1,189,353
Lloyds Bank PLC
(Variable, ICE LIBOR USD 3M + 11.76%), 12.00%, 12/16/24 144AΔ^	1,200,000	1,471,796
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,549,299
Lloyds Banking Group PLC
4.05%, 08/16/23	1,400,000	1,392,301
2.25%, 10/16/24(U)	400,000	501,253
4.50%, 11/04/24	240,000	236,057
4.38%, 03/22/28Δ	800,000	781,866
4.55%, 08/16/28	230,000	227,191

69	See Notes to Schedule of Investments.

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28^	$200,000	$183,548
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	1,953,354
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,294,593
Reckitt Benckiser Group PLC
2.75%, 06/26/24 144A	600,000	569,196
Royal Bank of Scotland Group PLC
6.13%, 12/15/22Δ	180,000	188,381
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	416,041
(Floating, ICE LIBOR USD 3M + 1.47%), 3.78%, 05/15/23†	1,300,000	1,310,022
3.88%, 09/12/23	579,000	563,043
6.00%, 12/19/23	110,000	114,563
5.13%, 05/28/24	280,000	280,554
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,201,057
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	1,500,000	1,443,301
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	800,000	736,120
Santander UK PLC
2.38%, 03/16/20	160,000	158,032
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	170,679
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A^	1,200,000	1,200,459
5.70%, 03/26/44 144AΔ	680,000	706,595
Vodafone Group PLC
3.75%, 01/16/24	1,025,000	1,014,590
4.38%, 05/30/28	1,200,000	1,184,581
5.25%, 05/30/48	580,000	584,510

		42,236,028

Total Foreign Bonds (Cost $214,999,070)		207,527,026

LOAN AGREEMENTS — 1.2%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.38%, 04/28/22†	464,124	457,577
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.16%, 12/14/23†	346,500	345,130
American Airlines, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.98%, 06/27/25†	350,000	343,906

	Par	Value
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 2M + 2.25%, 0.75% Floor), 4.45%, 04/06/24†	$26,756	$26,800
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.47%, 04/06/24†	39,396	39,460
American Builders & Contractors Supply Co., Inc. Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.24%, 10/31/23†	692,965	691,860
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.17%, 01/15/25†	941,858	945,889
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.38%, 01/02/25†	698,490	698,197
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 2M + 2.00%), 4.19%, 10/01/22†	225,408	226,144
Berry Global, Inc. Term R Loan
(Floating, ICE LIBOR USD 2M + 2.00%), 4.19%, 01/19/24†	458,421	459,471
BWay Holding Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%), 5.58%, 04/03/24†	424,625	424,791
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.49%, 05/20/24†	230,640	232,424
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 01/31/25†	292,811	291,127
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.25%, 04/30/25†	982,525	985,094
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.25%, 09/07/23†	714,600	716,894
Delos Finance S.a r.l. New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.14%, 10/06/23†	700,000	703,500
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.21%, 04/26/24†	911,932	913,719
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.14%, 10/30/22†	410,000	412,747

See Notes to Schedule of Investments.	70

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 11/30/23†	$402,825	$403,645
HCA, Inc. Tranche B-10 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 03/13/25†	114,137	115,120
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.97%, 10/25/23†	607,629	611,047
Jaguar Holding Company I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.74%, 08/18/22†	692,839	694,218
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.66%, 01/30/23†	255,540	254,370
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.71%, 01/30/23†	44,059	43,857
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.74%, 01/30/23†	678,750	675,642
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.14%, 06/07/23†	624,345	626,368
Numericable U.S. LLC USD TLB Term Loan
(Floating, ICE LIBOR USD 1M + 3.69%), 5.85%, 01/31/26†	512,130	507,147
ON Semiconductor Corporation 2018 New Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.99%, 03/31/23†	79,193	79,396
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.12%, 03/11/22†	979,747	857,611
Post Holdings, Inc. Series A Incremental Term Loan
0.00%, 05/24/24† S	325	325
(Floating, ICE LIBOR USD 1M + 2.00%), 4.22%, 05/24/24†	128,375	128,581
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 05/02/22†	690,956	694,949
Realogy Group LLC Extended 2025 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.40%, 02/08/25†	53,378	53,598
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 02/05/23†	207,884	209,053

	Par	Value
RPI Finance Trust Initial Term Loan B-6
(Floating, ICE LIBOR USD 3M + 2.00%), 4.39%, 03/27/23†	$673,370	$676,559
Sprint Communications, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.75%, 02/02/24†	456,367	458,078
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 04/10/23†	469,573	471,188
Unitymedia Finance LLC Facility D Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.41%, 01/15/26†	250,000	250,485
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 03/15/24†	978,609	953,532
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.66%, 01/15/26†	466,430	466,636

Total Loan Agreements (Cost $18,343,561)		18,146,135

MORTGAGE-BACKED SECURITIES — 38.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 3.04%, 09/15/34 144A †	1,200,000	1,202,649
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.98%, 04/24/49(U) †	654,141	857,039
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.97%, 03/17/39(U) †	766,678	946,757
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.41%, 09/25/46†	438,595	403,611
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 4.02%, 09/25/45†	518,199	520,350
Banc of America Funding Trust, Series 2005-D, Class A1
4.20%, 05/25/35† g	638,493	672,084
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
4.49%, 07/25/34† g	53,871	55,248

71	See Notes to Schedule of Investments.

	Par	Value
Bancorp Commercial Mortgage, Series 2018-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.95% Floor), 3.07%, 09/15/35 144A †	$800,000	$800,955
BANK, Series 2017-BNK9, Class XA
0.96%, 11/15/54† IO g	9,989,128	571,623
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,617,614
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A † g	390,000	374,289
BBCCRE Trust, Series 2015-GTP, Class E
4.71%, 08/10/33 144A † g	1,210,000	1,075,683
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	1,285,460	1,283,716
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.27%, 01/26/38 144A †	1,090,059	1,046,471
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.97%, 05/25/35† g	185,860	189,200
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
3.82%, 02/25/33† g	8,761	8,852
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.38%, 05/25/34	19,311	18,187
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
4.11%, 01/26/36† g	529,215	465,382
BX Trust, Series 2017-IMC, Class F
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 6.41%, 10/15/32 144A †	1,000,000	1,007,282
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
3.80%, 02/19/34† g	295,300	299,499
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
4.34%, 04/20/35† g	376,081	374,939
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.88% Floor), 3.09%, 11/15/36 144A †	540,000	540,823
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA
1.36%, 05/10/47† IO g	1,009,119	50,486
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 02/10/48	650,000	632,874

	Par	Value
Cold Storage Trust, Series 2017-ICE3, Class B
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 3.41%, 04/15/36 144A †	$460,000	$462,544
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	51,254
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	41,019
COMM Mortgage Trust, Series 2013-CR12, Class C
5.25%, 10/10/46† g	20,000	20,012
COMM Mortgage Trust, Series 2013-CR13, Class XA
1.02%, 11/10/46† IO g	1,038,575	29,610
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	381,573
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † g	160,000	160,914
COMM Mortgage Trust, Series 2015-DC1, Class B
4.04%, 02/10/48	100,000	99,227
COMM Mortgage Trust, Series 2015-DC1, Class C
4.50%, 02/10/48† g	80,000	77,279
Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-AR20, Class 2X
0.00%, 08/25/33 IO	9,828	—
CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2003-AR18, Class 2X
0.00%, 07/25/33 IO	26,765	—
CSMC Mortgage Pass Through Certificates, Series 2018-PLUM, Class A
5.36%, 08/15/20	2,300,000	2,302,930
CSMC Trust, Series 2010-16, Class B9
3.64%, 06/25/50 144A † g	2,186,001	1,625,040
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † g	5,617,596	5,491,700
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	514,143
DBCG Mortgage Trust, Series 2017-BBG, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.86%, 06/15/34 144A †	310,000	310,618
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.72%, 02/25/36† g	844,438	810,971

See Notes to Schedule of Investments.	72

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Exantas Capital Corporation, Ltd., Series 2018-RSO6, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.99%, 06/15/35 144A†	$1,400,000	$1,399,125
Fannie Mae Connecticut Avenue Securities, Series 2016-C04
(Floating, ICE LIBOR USD 1M + 4.25%), 6.47%, 01/25/29†	200,000	225,845
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	786	830
4.00%, 10/01/25	153,899	157,565
5.50%, 02/01/27	28,312	30,180
4.50%, 10/01/29	2,160	2,231
7.50%, 11/01/29	3,369	3,798
7.50%, 12/01/29	3,626	4,075
7.50%, 02/01/31	4,304	4,440
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 11.36% Cap), 4.48%, 07/01/31†	2,967	3,052
7.50%, 11/01/31	8,002	8,019
(Floating, ICE LIBOR USD 1Y + 1.98%, 10.46% Cap), 4.35%, 04/01/32†	1,504	1,565
3.50%, 08/01/33	691,075	689,266
5.00%, 08/01/33	4,463	4,725
5.00%, 09/01/33	878	930
5.00%, 10/01/33	2,544	2,692
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.35%, 9.31% Cap), 4.17%, 03/01/34†	1,199	1,270
5.00%, 12/01/34	73,359	77,653
5.50%, 05/01/35	246,386	266,749
5.00%, 07/01/35	3,827	4,063
5.00%, 11/01/35	109,185	115,632
5.50%, 11/01/35	25,468	27,578
5.00%, 12/01/35	10,508	11,198
5.50%, 01/01/36	15,060	16,317
6.00%, 02/01/36	196,117	213,203
5.00%, 02/01/37	9,469	10,045
5.50%, 07/01/37	30,171	32,712
3.00%, 02/01/38	288,511	278,648
3.00%, 04/01/38	193,406	186,949
5.50%, 04/01/38	7,051	7,603
7.00%, 02/01/39	95,164	109,692
7.00%, 03/01/39	16,603	18,652
5.50%, 04/01/39	214,458	230,696
4.50%, 06/01/39	87,569	91,147
6.50%, 09/01/39	35,183	39,337
5.50%, 08/01/40	154,826	167,050
4.00%, 02/01/41	63,168	64,360
5.00%, 06/01/41	3,059	3,251
3.50%, 10/01/42	118,169	117,002
4.00%, 10/01/42	51,596	52,606
3.50%, 11/01/42	260,839	258,252
3.50%, 12/01/42	68,965	68,280
3.50%, 01/01/43	408,136	404,089

	Par	Value
3.50%, 02/01/43	$278,365	$275,606
3.50%, 03/01/43	654,851	648,388
4.00%, 04/01/43	123,910	126,340
3.50%, 05/01/43	449,625	446,155
4.00%, 05/01/43	55,899	57,036
4.00%, 06/01/43	65,770	67,108
4.00%, 07/01/43	219,812	224,154
4.00%, 08/01/43	124,905	127,379
4.50%, 12/01/43	828,924	866,558
3.50%, 02/01/44	65,200	64,556
4.50%, 02/01/44	673,531	704,189
4.50%, 03/01/44	197,237	206,255
3.50%, 03/01/45	701,752	694,827
4.00%, 12/01/45	503,059	509,096
4.00%, 09/01/46	1,597,220	1,616,451
4.50%, 01/01/47	994,649	1,027,734
3.50%, 04/01/47	11,849,709	11,695,490
4.00%, 07/01/47	778,331	787,705
5.00%, 07/01/47	500,000	527,340
4.00%, 08/01/47	182,202	184,761
3.00%, 09/01/47	1,200,009	1,146,157
3.50%, 04/01/48	2,000,001	1,970,460
4.00%, 04/01/48	291,433	294,618
4.00%, 05/01/48	1,855,928	1,876,214
4.50%, 08/01/48	5,941,668	6,161,557
5.00%, 08/01/48	499,999	527,951
4.50%, 09/01/48	4,979,880	5,147,859
5.00%, 10/01/48	99,619	104,765
3.00%, 10/18/48 TBA	200,000	191,372
4.00%, 10/18/48 TBA	7,600,000	7,675,084
5.00%, 10/18/48 TBA	400,000	420,031
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	173,290	189,256
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 2.66%, 06/15/37†	126,973	127,817
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 4.07%, 01/15/40† IO	243,468	30,275
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.79%, 10/15/41† IO	160,649	22,398
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 4.33%, 12/15/41† IO	297,828	51,247

73	See Notes to Schedule of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 08/15/42† IO	$242,426	$39,235
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	890,434	145,794
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	344,685	302,306
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	330,958	30,820
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	285,800	40,589
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.79%, 02/15/44† IO	119,077	17,045
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 05/15/44† IO	124,303	18,465
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.55%, 04/15/41† IOg	195,055	9,248
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 2.52%, 07/15/40†	479,514	478,737
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	1,443,259	1,386,808
3.00%, 06/15/48	1,066,711	1,019,132
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	1,475,458	1,409,055
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 12/15/46Ω† IO	427,330	70,490
Federal National Mortgage Association
2.68%, 04/01/19	495,669	495,012
9.50%, 05/01/22	103	104
(Floating, COF 11th District San Francisco + 1.25%, 12.75% Cap), 2.15%, 07/01/22†	1,253	1,245
5.50%, 09/01/23	24,516	25,292
5.50%, 10/01/23	5,520	5,686
9.50%, 07/01/24	119	123
2.81%, 04/01/25	50,000	48,369
5.50%, 05/01/25	16,374	16,607
(Floating, COF 11th District San Francisco + 1.25%, 12.05% Cap), 2.18%, 07/01/27†	9,335	9,243

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 11.86% Cap), 3.88%, 08/01/27†	$15,233	$15,838
(Floating, COF 11th District San Francisco + 1.25%, 10.61% Cap), 2.18%, 11/01/27 CONV†	10,032	9,968
2.84%, 01/01/28	820,000	773,225
3.08%, 01/01/28	140,000	134,389
3.15%, 03/01/28	150,000	145,346
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 12.39% Cap), 4.89%, 02/01/30†	72,239	73,761
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 10.65% Cap), 4.63%, 06/01/30 CONV†	12,024	12,146
8.00%, 10/01/30	10,199	11,832
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 12.62% Cap), 3.76%, 12/01/30 CONV†	3,551	3,592
(Floating, COF 11th District San Francisco + 1.25%, 10.55% Cap), 2.18%, 01/01/31†	5,097	5,027
4.50%, 04/01/31	49,786	51,577
4.50%, 05/01/31	178,617	185,041
4.50%, 06/01/31	53,810	55,747
4.50%, 11/01/31	78,460	81,290
6.00%, 11/01/31	1,964	2,161
4.50%, 12/01/31	123,906	128,341
6.00%, 01/01/32	54,967	59,410
6.00%, 03/01/32	4,252	4,598
6.00%, 04/01/32	109,608	118,626
(Floating, COF 11th District San Francisco + 1.25%, 10.95% Cap), 2.18%, 06/01/32†	6,804	6,706
(Floating, COF 11th District San Francisco + 1.25%, 12.22% Cap), 2.15%, 08/01/32†	6,926	6,827
6.00%, 08/01/32	735	794
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 9.75% Cap), 3.88%, 02/01/33†	920	929
5.50%, 04/01/33	20,026	22,113
(Floating, COF 11th District San Francisco + 1.25%, 11.98% Cap), 2.15%, 05/01/33†	17,704	17,482
3.50%, 05/01/33	345,405	347,458
6.00%, 05/01/33	403	435
5.00%, 07/01/33	22,758	24,172
5.00%, 08/01/33	2,064	2,194
5.00%, 09/01/33	75,478	80,175
5.50%, 09/01/33	1,125	1,222
3.50%, 10/18/33 TBA	8,000,000	8,040,936
3.50%, 11/01/33	2,154,595	2,166,723
5.50%, 12/01/33	4,724	5,129
6.00%, 12/01/33	206	223

See Notes to Schedule of Investments.	74

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 02/01/34	$1,374	$1,491
5.50%, 04/01/34	263	286
3.50%, 05/01/34	152,298	152,926
5.50%, 08/01/34	2,166	2,359
5.50%, 10/01/34	98	107
6.00%, 10/01/34	27,025	29,192
(Floating, ICE LIBOR USD 1Y + 1.60%, 9.80% Cap), 3.35%, 12/01/34†	33,910	35,778
5.50%, 12/01/34	8,326	9,012
6.00%, 05/01/35	426,337	469,343
5.50%, 07/01/35	125	134
6.00%, 07/01/35	82,172	89,762
5.50%, 08/01/35	200	218
5.50%, 09/01/35	59,334	63,374
5.00%, 10/01/35	77,814	82,658
6.00%, 10/01/35	21,952	23,999
(Floating, COF 11th District San Francisco + 1.25%, 10.54% Cap), 2.18%, 11/01/35†	3,563	3,565
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.97%, 8.98% Cap), 3.72%, 11/01/35†	42,172	43,207
6.00%, 11/01/35	342,550	372,687
5.50%, 12/01/35	909	990
6.00%, 12/01/35	4,209	4,627
6.00%, 02/01/36	1,837	2,024
6.00%, 03/01/36	850	918
5.50%, 04/01/36	4,896	5,055
6.00%, 04/01/36	3,366	3,707
(Floating, COF 11th District San Francisco + 1.25%, 3.54% Floor, 12.94% Cap), 4.00%, 05/01/36†	35,039	36,616
5.50%, 11/01/36	64,010	69,107
6.00%, 01/01/37	108,148	116,821
5.50%, 02/01/37	110	119
6.00%, 02/01/37	251,639	276,918
5.50%, 03/01/37	3,887	4,196
6.00%, 03/01/37	14,678	16,176
5.50%, 04/01/37	112	119
5.50%, 06/01/37	42	45
6.00%, 07/01/37	591,064	650,637
5.50%, 08/01/37	189,262	204,509
6.00%, 08/01/37	22,289	24,076
6.00%, 09/01/37	91,952	101,160
6.50%, 10/01/37	51,781	56,820
7.00%, 10/01/37	1,349	1,441
7.00%, 11/01/37	5,054	5,444
(Floating, COF 11th District San Francisco + 1.25%, 10.65% Cap), 2.18%, 12/01/37†	23,920	23,568
3.00%, 12/01/37	188,772	183,251
6.00%, 12/01/37	149,999	164,649
7.00%, 12/01/37	3,348	3,777
(Floating, COF 11th District San Francisco + 1.25%, 10.52% Cap), 2.18%, 01/01/38†	15,016	14,890
6.00%, 01/01/38	132,568	145,893
5.50%, 02/01/38	2,257	2,439

	Par	Value
7.00%, 02/01/38	$1,759	$1,891
4.50%, 03/01/38	4,969	5,170
5.50%, 03/01/38	326	354
6.00%, 03/01/38	771	832
4.50%, 04/01/38	78,717	82,029
5.00%, 04/01/38	77,896	82,306
5.50%, 05/01/38	111	119
6.00%, 05/01/38	16,533	18,096
5.00%, 06/01/38	84,539	89,280
5.50%, 06/01/38	134	143
5.50%, 07/01/38	46,435	50,391
5.50%, 08/01/38	45,309	49,193
5.50%, 09/01/38	197	212
6.00%, 11/01/38	20,674	22,785
7.00%, 11/01/38	17,793	20,000
5.50%, 12/01/38	85	92
6.00%, 12/01/38	24,894	27,439
7.00%, 02/01/39	7,541	8,497
7.00%, 03/01/39	63,098	70,126
6.00%, 09/01/39	14,215	15,669
6.00%, 12/01/39	266,039	293,282
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 9.69% Cap), 3.15%, 06/01/40†	31,678	32,612
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.67% Cap), 3.15%, 10/01/40†	5,051	5,113
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.51% Cap), 3.15%, 10/01/40†	99,180	99,078
(Floating, COF 11th District San Francisco + 1.25%, 10.25% Cap), 2.18%, 11/01/40†	13,740	13,572
4.50%, 04/01/41	99,253	103,321
6.00%, 05/01/41	522,885	576,066
4.50%, 08/01/41	61,266	63,759
4.50%, 11/01/41	321,296	334,373
4.00%, 06/01/42	54,242	55,245
3.50%, 09/01/42	55,124	54,416
2.50%, 10/01/42	388,738	361,796
4.00%, 10/01/42	217,583	220,659
2.50%, 11/01/42	23,193	21,584
4.00%, 11/01/42	1,784,024	1,817,869
2.50%, 12/01/42	16,711	15,551
3.00%, 12/01/42	17,416	16,821
4.00%, 12/01/42	123,142	125,344
2.50%, 01/01/43	16,705	15,546
3.00%, 01/01/43	319,044	307,907
3.50%, 01/01/43	1,680,572	1,656,920
2.50%, 02/01/43	19,814	18,439
2.50%, 03/01/43	1,471,739	1,369,637
3.00%, 03/01/43	199,453	192,648
2.50%, 04/01/43	1,215,962	1,131,603
3.00%, 04/01/43	301,320	291,021
4.00%, 04/01/43	57,718	58,919
2.50%, 05/01/43	28,240	26,281
3.00%, 05/01/43	191,266	184,687
2.50%, 06/01/43	27,111	25,230
3.00%, 06/01/43	58,080	56,065

75	See Notes to Schedule of Investments.

	Par	Value
4.00%, 06/01/43	$526,475	$536,734
3.00%, 07/01/43	518,833	501,018
4.00%, 07/01/43	541,339	551,480
2.50%, 08/01/43	844,154	784,467
4.00%, 08/01/43	182,552	185,176
4.50%, 09/01/43	585,183	607,577
2.50%, 10/01/43	39,188	36,403
4.50%, 10/01/43	192,445	199,955
4.50%, 11/01/43	130,528	135,633
4.50%, 12/01/43	182,138	189,226
4.50%, 01/01/44	115,964	120,481
4.50%, 02/01/44	834,368	866,086
4.50%, 07/01/44	107,108	111,716
4.50%, 10/01/44	454,160	473,566
4.00%, 01/01/45	173,612	176,807
4.50%, 02/01/45	1,105,258	1,159,282
4.50%, 04/01/45	639,146	669,834
4.50%, 05/01/45	73,274	76,633
3.50%, 06/01/45	668,951	661,361
4.50%, 06/01/45	842,601	874,579
3.00%, 11/01/45	1,550,384	1,487,140
3.50%, 12/01/45	1,921,008	1,899,209
3.50%, 01/01/46	460,300	455,077
3.00%, 05/01/46	540,924	518,055
3.00%, 08/01/46	724,866	694,228
3.00%, 11/01/46	3,243,431	3,109,085
4.50%, 11/01/46	839,974	867,833
5.00%, 11/01/46	1,121,222	1,187,219
4.50%, 03/01/47	1,033,401	1,069,374
4.00%, 04/01/47	774,447	785,291
4.00%, 05/01/47	179,684	182,200
4.50%, 05/01/47	894,031	923,441
5.00%, 05/01/47	48,224	50,759
4.50%, 06/01/47	808,347	841,197
4.50%, 07/01/47	1,600,826	1,660,737
4.00%, 08/01/47	1,618,663	1,636,177
3.50%, 09/01/47	19,812,430	19,517,967
3.50%, 10/01/47	20,066,004	19,767,773
4.50%, 10/01/47	940,694	971,486
3.50%, 11/01/47	25,225,342	24,850,430
4.50%, 11/01/47	366,856	380,586
3.50%, 12/01/47	25,720,332	25,338,012
4.00%, 12/01/47	607,450	617,415
4.00%, 01/01/48	599,557	609,451
3.00%, 02/01/48	99,999	95,797
4.00%, 02/01/48	2,018,089	2,049,419
4.00%, 03/01/48	1,672,751	1,697,299
4.00%, 04/01/48	5,888,656	5,952,003
4.00%, 05/01/48	980,042	993,942
5.00%, 05/01/48	457,540	480,640
4.00%, 06/01/48	980,698	997,620
4.50%, 06/01/48	7,380,032	7,620,580
5.00%, 06/01/48	900,000	946,448
4.00%, 07/01/48	2,962,262	3,007,872
3.50%, 08/01/48	10,959,254	10,797,457

	Par	Value
4.00%, 08/01/48	$3,994,222	$4,048,062
5.00%, 08/01/48	756,661	795,740
4.50%, 09/01/48	995,675	1,038,667
3.00%, 10/18/48 TBA	22,020,000	21,069,925
4.00%, 10/18/48 TBA	7,600,000	7,674,814
4.50%, 10/18/48 TBA	10,600,000	10,935,866
5.00%, 10/18/48 TBA	5,700,000	5,984,142
3.00%, 11/18/48 TBA	46,000,000	43,971,538
3.50%, 11/18/48 TBA	24,100,000	23,691,553
4.00%, 11/18/48 TBA	500,000	504,258
4.50%, 11/18/48 TBA	4,400,000	4,532,576
4.00%, 02/01/56	582,730	593,518
4.50%, 04/01/56	910,570	949,997
5.50%, 09/01/56	863,364	934,928
4.00%, 01/01/57	350,853	357,349
3.50%, 03/01/57	2,604,275	2,557,129
4.00%, 06/01/57	648,055	658,030
4.50%, 09/01/57	1,057,284	1,096,596
Federal National Mortgage Association ACES Series 2015-M1
0.65%, 09/25/24† IOg	3,825,985	99,198
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	266,443	254,830
Federal National Mortgage Association ACES, Series 2017-M15
3.20%, 11/25/27†g	340,000	327,727
Federal National Mortgage Association ACES, Series 2018-M2
3.00%, 01/25/28†g	230,000	218,752
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	277,027	23,298
4.50%, 11/25/39Ω IO	46,255	10,562
3.50%, 11/25/41Ω IO	178,134	35,124
4.00%, 11/25/41Ω IO	219,598	47,463
4.00%, 04/25/42Ω IO	409,145	81,883
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	27	264
Federal National Mortgage Association REMIC, Series 1991-97
1,009.25%, 08/25/21 IO	16	187
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 2.61%, 10/18/30†	7,587	7,615

See Notes to Schedule of Investments.	76

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	$376,015	$414,378
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 4.53%, 03/25/37† IO	534,266	75,283
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	324,242	343,291
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	985,781	1,062,178
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 6.50% Cap), 2.77%, 09/25/41†	1,358,935	1,370,226
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 4.33%, 10/25/41† IO	405,198	56,070
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	167,749	14,899
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	27,545	31,233
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	255,275	27,274
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.93%, 12/25/42† IO	138,425	21,485
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	93,261	104,951
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	12,033	12,781
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.28%, 04/25/42† IO	135,430	22,006

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	$139,025	$151,007
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.43%, 02/25/41† IO	27,215	3,039
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.43%, 03/25/42† IO	172,857	19,611
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 4.38%, 07/25/42† IO	49,131	7,988
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 3.73%, 12/25/43† IO	510,436	82,863
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	207,227	41,576
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	1,060,271	92,511
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	574,396	117,551
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.93%, 06/25/43† IO	233,115	39,213
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	593,360	638,344
6.50%, 07/25/42	242,156	270,458
Federal National Mortgage Association REMIC, Series 2014-47
1.56%, 08/25/44† IOg	514,437	25,930
Federal National Mortgage Association REMIC, Series 2015-55
1.35%, 08/25/55† IOg	172,869	7,597

77	See Notes to Schedule of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 3.93%, 08/25/45† IO	$70,525	$12,834
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.88%, 10/25/57† IO	996,570	163,772
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 3.98%, 11/25/47† IO	327,440	46,657
FHLMC Multifamily Structured Pass-Through Certificates, Series K015
1.75%, 07/25/21† IO g	586,003	21,697
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.67%, 10/25/21† IO g	190,560	7,094
FHLMC Multifamily Structured Pass-Through Certificates, Series K044
0.87%, 01/25/25† IO g	1,280,197	49,284
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.57%, 08/25/27† IO g	2,442,102	80,924
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.08%, 08/25/23† IO g	3,290,695	123,867
FHLMC Multifamily Structured Pass-Through Certificates, Series KF11
(Floating, ICE LIBOR USD 1M + 0.65%), 2.76%, 09/25/25†	689,086	691,675
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ17
2.98%, 11/25/25	590,000	576,783
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1
(Floating, ICE LIBOR USD 1M + 4.15%), 6.37%, 01/25/25†	326,834	351,152
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 6.02%, 03/25/29†	250,000	281,801
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.37%, 11/25/28†	300,000	356,224

	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.24%, 07/25/44†	$626,250	$630,840
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
4.10%, 06/25/34† g	243,861	243,254
Flagstar Mortgage Trust, Series 2018-2, Class A4
3.50%, 04/25/48 144A† g	1,295,077	1,261,272
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,364,560	31,957
Government National Mortgage Association
7.00%, 01/15/26	2,762	2,899
7.00%, 07/15/27	28,692	31,587
7.00%, 01/15/28	12,133	12,274
7.00%, 03/15/28	38,589	42,525
7.00%, 07/15/28	5,652	5,967
7.50%, 07/15/28	10,445	10,604
6.50%, 08/15/28	2,475	2,717
7.00%, 08/15/28	7,033	7,443
7.50%, 08/15/28	7,212	7,767
6.50%, 09/15/28	4,764	5,246
7.00%, 10/15/28	12,004	12,087
7.50%, 03/15/29	12,251	13,871
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.13%, 11/20/29†	22,281	23,040
8.50%, 08/15/30	561	582
8.50%, 11/20/30	5,562	6,289
6.50%, 08/15/31	31,601	34,700
7.50%, 08/15/31	8,789	9,572
6.50%, 10/15/31	52,655	58,032
6.00%, 11/15/31	103,831	113,358
6.50%, 11/15/31	67,216	73,769
6.00%, 12/15/31	21,836	23,827
6.00%, 01/15/32	73,785	79,980
6.00%, 02/15/32	101,163	109,370
6.50%, 02/15/32	90,239	99,053
6.00%, 04/15/32	40,125	43,381
7.50%, 04/15/32	36,939	37,505
6.50%, 06/15/32	55,394	60,822
6.50%, 08/15/32	122,821	134,830
6.50%, 09/15/32	98,960	109,474
6.00%, 10/15/32	79,633	87,436
5.50%, 11/15/32	10,643	11,455
6.00%, 11/15/32	61,713	66,912
6.00%, 12/15/32	28,125	30,552
6.50%, 12/15/32	8,823	9,687
5.50%, 01/15/33	6,054	6,501
6.00%, 01/15/33	30,400	33,289
5.50%, 02/15/33	15,991	17,374
6.00%, 02/15/33	27,591	30,165

See Notes to Schedule of Investments.	78

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.50%, 03/15/33	$15,250	$16,560
6.50%, 04/15/33	177,624	199,870
6.00%, 06/15/33	18,857	20,387
5.50%, 07/15/33	16,302	17,660
5.50%, 08/15/33	7,565	8,151
5.50%, 09/15/33	4,089	4,391
6.00%, 10/15/33	36,509	39,471
6.50%, 10/15/33	80,427	88,301
6.00%, 12/15/33	76,373	82,570
5.50%, 04/15/34	10,851	11,767
5.50%, 05/15/34	2,660	2,854
6.50%, 08/15/34	139,984	154,016
5.50%, 09/15/34	69,757	75,766
5.50%, 12/15/34	69,317	75,327
5.50%, 01/15/35	50,486	54,860
6.00%, 09/20/38	162,391	176,552
5.00%, 07/20/40	13,896	14,883
5.00%, 09/20/40	60,120	64,066
4.00%, 10/20/40	7,810	8,018
6.00%, 10/20/40	24,471	26,737
6.00%, 01/20/41	22,232	24,298
4.50%, 04/20/41	270,024	283,162
4.00%, 08/20/43	458,716	470,404
4.00%, 10/20/43	1,503,407	1,541,672
3.00%, 01/15/45	3,813,134	3,698,353
3.00%, 02/15/45	156,611	152,252
3.50%, 04/15/45	833,176	828,410
4.00%, 05/20/45	42,436	43,604
4.00%, 08/20/45	846,547	868,058
4.00%, 10/20/45	362,708	371,937
3.50%, 09/20/46	2,839,722	2,834,390
4.00%, 06/20/47	890,350	909,745
4.00%, 08/20/47	1,959,464	2,002,848
3.00%, 09/20/47	1,408,712	1,365,938
3.50%, 10/20/47	1,146,234	1,141,737
3.00%, 11/20/47	6,086,946	5,901,498
3.50%, 11/20/47	95,030	94,594
5.00%, 11/20/47	100,001	104,600
3.00%, 02/20/48	2,069,855	2,006,624
4.50%, 03/20/48	999,999	1,034,936
5.00%, 03/20/48	2,297,438	2,403,116
4.00%, 05/20/48	1,400,002	1,425,669
4.50%, 05/20/48	987,792	1,022,301
5.00%, 05/20/48	785,844	822,624
5.00%, 06/20/48	1,486,654	1,557,725
4.50%, 07/20/48	24,946,538	25,818,083
5.00%, 07/20/48	297,583	311,760
4.50%, 09/20/48	400,000	413,990
5.00%, 09/20/48	1,000,000	1,046,254
3.50%, 10/18/48 TBA	2,000,000	1,988,828
4.00%, 10/18/48 TBA	7,800,000	7,933,146
4.50%, 10/18/48 TBA	23,140,000	23,916,590
5.00%, 10/18/48 TBA	4,100,000	4,282,122
4.00%, 10/20/48	800,000	814,313

	Par	Value
5.00%, 11/18/48 TBA	$700,000	$730,164
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.47%, 05/20/37†	126,099	125,726
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 4.41%, 08/20/37† IO	1,136,074	170,268
Government National Mortgage Association, Series 2010-31
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 4.33%, 03/20/39† IO	18,931	699
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.48%, 01/20/40† IO	41,736	3,758
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.48%, 12/20/60†	255,870	255,981
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.56%, 03/20/61†	343,921	344,702
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 2.58%, 03/20/61†	237,954	238,590
Government National Mortgage Association, Series 2012-144
0.41%, 01/16/53† IO g	8,071,802	233,876
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 3.88%, 03/20/42† IO	42,143	5,528
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	153,567	12,644
Government National Mortgage Association, Series 2012-H27
(Variable, ICE LIBOR USD 1M + 0.00%), 1.75%, 10/20/62† IO	799,991	43,690
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 2.43%, 12/20/62†	1,122,832	1,121,934

79	See Notes to Schedule of Investments.

	Par	Value
Government National Mortgage Association, Series 2013-113
(Floating, 6.70% - ICE LIBOR USD 1M, 6.70% Cap), 4.54%, 08/16/43† IO	$146,272	$22,065
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	131,867	20,102
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.43%, 08/20/44† IO	90,313	10,310
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 4.03%, 08/20/44† IO	244,028	41,507
Government National Mortgage Association, Series 2014-135
0.83%, 01/16/56† IO g	6,448,794	339,900
Government National Mortgage Association, Series 2014-93
0.77%, 11/16/55† IO g	3,138,797	137,487
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	128,097	25,750
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 2.63%, 05/20/65†	2,471,460	2,482,877
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.51%, 05/20/65†	2,536,460	2,539,774
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 2.65%, 06/20/65†	4,108,978	4,130,221
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 2.66%, 06/20/65†	1,577,373	1,587,013
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.68%, 06/20/65†	3,836,066	3,861,255
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.68%, 07/20/65†	3,979,291	4,005,914
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.56%, 06/20/65†	607,494	608,863
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.68%, 07/20/65†	589,853	593,702

	Par	Value
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.68%, 08/20/65†	$616,641	$620,705
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.68%, 09/20/65†	610,141	614,421
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 2.70%, 09/20/65†	729,487	734,989
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 2.60%, 10/20/65†	1,397,159	1,405,981
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.76%, 08/20/61†	166,079	166,328
Government National Mortgage Association, Series 2016-152
0.93%, 08/15/58† IO g	5,372,946	404,277
Government National Mortgage Association, Series 2017-190
0.69%, 03/16/60† IO g	7,355,768	439,389
Government National Mortgage Association, Series 2017-H15
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.22%, 07/20/67† IO	597,177	86,603
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 3.52%, 07/20/67†	1,891,864	1,952,026
Government National Mortgage Association, Series 2017-H18
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.19%, 09/20/67† IO	4,608,301	435,556
Government National Mortgage Association, Series 2017-H20
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.10%, 10/20/67† IO	200,470	24,096
Government National Mortgage Association, Series 2017-H22
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.64%, 11/20/67† IO	1,697,584	211,137
Government National Mortgage Association, Series 2018-118
3.20%, 05/16/49	300,000	293,954
Government National Mortgage Association, Series 2018-123
3.25%, 09/16/52	70,000	68,765
Government National Mortgage Association, Series 2018-129
3.10%, 11/16/25	590,000	576,426
Government National Mortgage Association, Series 2018-98
3.00%, 10/16/50	378,896	368,136

See Notes to Schedule of Investments.	80

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association, Series 2018-99
3.20%, 01/16/52	$269,367	$261,160
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 2.38%, 05/20/68†	1,165,551	1,162,912
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 3.07%, 11/21/35 144A †	2,200,000	2,203,300
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.40%, 01/25/37†	529,962	509,773
GS Mortgage Securities Corporation II, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	367,145
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.46%, 09/15/31 144A †	1,530,000	1,534,550
GS Mortgage Securities Trust, Series 2007-GG10, Class AM
5.98%, 08/10/45† g	52,215	53,165
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	137,139
GS Mortgage Securities Trust, Series 2015-GC28, Class C
4.47%, 02/10/48† g	290,000	279,215
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.90%, 09/25/35† g	587,184	600,634
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.60%, 08/20/56(U) †	624,444	814,026
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 2.94%, 10/25/34†	36,513	36,016
IndyMac ARM Trust, Series 2001-H2, Class A1
3.30%, 01/25/32† g	5,866	5,826
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.41%, 09/25/46†	638,103	603,480
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.52%, 0.26% Floor, 11.50% Cap), 2.74%, 01/25/36†	131,390	130,547

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.31%, 05/15/45† g	$280,000	$274,335
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 0.83%, 0.83% Floor), 2.96%, 07/15/34 144A†	4,000,000	4,007,344
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
4.22%, 02/25/35 † g	48,960	48,893
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † g	2,904,038	2,845,908
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † g	1,140,217	1,118,135
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.05%, 01/15/47 † g	50,000	52,151
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	840,000	840,893
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.80%, 08/15/48	440,000	444,353
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	797,276
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 2.50%, 06/14/40†	923,346	900,470
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 1.65%, 11/15/49(U) †	1,511,609	1,972,215
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.96%, 01/01/61(U) †	797,952	988,326
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.28%, 01/01/61(U)†	637,438	816,521
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A1
(Floating, ICE LIBOR GBP 3M + 2.48%), 3.24%, 03/12/20(U) 144A † Y†††	987,912	1,255,454

81	See Notes to Schedule of Investments.

	Par	Value
Magnolia Finance X, Ltd., Series 2015-3GNA, Class A2
(Floating, ICE LIBOR GBP 3M + 3.75%), 4.51%, 03/12/20(U) 144A † Y †††	$368,046	$467,718
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.93%, 04/15/47(U) †	780,710	975,618
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
4.42%, 11/21/34† g	271,371	279,656
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.96%, 05/25/34† g	100,391	100,336
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1
4.10%, 11/25/35 144A † g	429,148	352,981
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 05/15/46	300,000	294,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	137,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	362,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	470,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,376,157
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	802,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C
4.27%, 09/15/49† g	450,000	434,517
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.56%, 07/13/29 144A † g	800,000	792,231
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 2.50%, 10/25/35†	353,034	350,007
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † g	580,000	559,743

	Par	Value
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	$331,500	$329,698
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.26%, 12/26/35 144A †	457,962	455,036
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 2.87%, 06/25/57 144A †	1,137,876	1,141,198
One Market Plaza Trust, Series 2017-1MKT, Class A
3.61%, 02/10/32 144A	1,020,000	1,015,231
Prime Mortgage Trust, Series 2006-DR1, Class 2A1
5.50%, 05/25/35 144A	2,098,086	1,782,322
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00%, 05/25/35 144A	1,685,591	1,385,253
ResLoC UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 0.00%, 12/15/43(E) †	1,127,579	1,250,747
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.96%, 12/15/43(U) †	281,895	348,412
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.60%, 08/20/56(U) †	181,320	236,096
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 1.60%, 08/20/56(U) †	1,968,620	2,563,328
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 3.11%, 06/15/33 144A †	450,000	451,064
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 3.17%, 07/20/33†	72,518	68,916
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 2.81%, 04/19/27†	340,150	324,611
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	321,585

See Notes to Schedule of Investments.	82

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Station Place Securitization Trust, Series 2015-2, Class A
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor), 2.68%, 07/15/19 144A †	$350,000	$350,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.52%, 10/25/35†	627,296	626,058
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.42%, 07/19/35†	79,171	77,578
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 2.86%, 09/25/43†	8,028	8,014
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.57%, 04/25/45† g	69,910	70,596
Towd Point Mortgage Funding Vantage1 PLC, Series 2016-V1A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 2.00%, 02/20/54(U) 144A †	421,958	552,823
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 2.91%, 02/15/35 144A †	1,000,000	1,000,877
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.90%, 07/15/51(U) 144A †	250,511	329,248
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D 4.63%, 12/10/45 144A † g	320,000	286,364
VNDO Mortgage Trust, Series 2012-6AVE, Class A 3.00%, 11/15/30 144A	100,000	98,509
Warwick Finance Residential Mortgages Number One PLC, Series 1, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.80%, 09/21/49(U) †	1,144,707	1,498,257
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A7
3.42%, 02/25/33† g	4,636	4,670
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 3.24%, 06/25/42†	9,926	9,696

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor, 10.50% Cap), 3.00%, 01/25/45†	$1,328,139	$1,325,521
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 2.51%, 10/25/45†	971,595	983,572
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.76%, 07/25/45†	641,103	647,081
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 2.80%, 07/25/45†	129,142	131,543
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.35%, 02/25/37† g	278,735	258,459
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3
3.44%, 02/25/37† g	177,685	174,356
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 2.60%, 04/25/47†	606,074	601,332
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	205,218	203,514
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
4.43%, 12/28/37† g	526,201	524,186
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.42%, 07/15/46† g	20,000	20,126
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA
1.50%, 08/15/50† IO g	2,837,944	125,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2
3.93%, 03/25/35† g	57,082	58,577
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.57%, 06/15/45 144A † IO g	278,231	10,921
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.34%, 05/15/45 144A † IO g	2,435,942	110,608

83	See Notes to Schedule of Investments.

	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.26%, 03/15/47† IO g	$982,907	$40,410
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.23%, 08/15/47† IO g	3,436,682	152,733
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	290,342
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	285,125

Total Mortgage-Backed Securities (Cost $602,951,185)		596,309,564

MUNICIPAL BONDS — 0.4%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	942,657
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	304,266
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	891,580
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	382,106
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%), 2.44%, 04/28/30†	159,326	158,593
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	328,608
State of California, General Obligation
7.95%, 03/01/36	265,000	282,539
7.55%, 04/01/39	410,000	599,887
State of Illinois, General Obligation
5.10%, 06/01/33	315,000	302,822
6.63%, 02/01/35	495,000	522,710
7.35%, 07/01/35	465,000	512,842
Utah State Board of Regents, Series 2016-1, Class A
(Floating, OID, ICE LIBOR USD 1M + 0.75%), 2.97%, 09/25/56†	1,394,989	1,396,007

Total Municipal Bonds (Cost $6,458,244)		6,624,617

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.2%
Call Options — 0.0%
1 Year Mid Curve, Strike Price $97.12, Expires 12/14/18 (GSC)	3	$726,450	188

	Number of Contracts	Notional Amount	Value
1 Year Mid Curve, Strike Price $97.37, Expires 12/14/18 (GSC)	148	$35,838,200	$3,700
10-Year U.S. Treasury Note Future expiration date 10/2018, Strike Price $119.00, Expires 10/05/18 (GSC)	76	9,027,375	9,500
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $118.75, Expires 10/26/18 (GSC)	38	4,513,687	16,031
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $119.00, Expires 10/26/18 (GSC)	112	13,303,500	35,000
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $119.50, Expires 10/26/18 (GSC)	19	2,256,844	2,969
1-Year Midcurve Future expiration date 12/2018, Strike Price $96.87, Expires 12/14/18 (GSC)	94	22,762,100	19,975
5-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $112.50, Expires 10/26/18 (GSC)	190	21,370,547	44,531
Long U.S. Treasury Bond Futures expiration date 11/2018, Strike Price $140.50, Expires 10/26/18 (GSC)	105	14,752,500	101,719
Long U.S. Treasury Bond Futures expiration date 11/2018, Strike Price $141.00, Expires 10/26/18 (GSC)	67	9,413,500	49,203

			282,816

See Notes to Schedule of Investments.	84

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Call Swaptions — 0.1%
Pay 2-year Treasury (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.00, Expires 12/19/18 (GSC)	1	$60,000,000	$97
Pay 2-year Treasury (Quarterly); Receive 2.15% (Semiannually): Interest Rate Swap Maturing 2/4/2021 USD, Strike Price $2.15, Expires 02/04/19 (GSC)	1	72,500,000	1,718
Pay 3-Month LIBOR (Quarterly); Receive 1.65% (Semiannually): Interest Rate Swap Maturing 11/19/2020 USD, Strike Price $1.65, Expires 11/15/18 (MSCS)	1	22,800,000	0
Pay 3-Month LIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 11/30/2018 USD, Strike Price $1.85, Expires 11/30/18 (CS)	1	57,100,000	9
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 7/13/2021 USD, Strike Price $3.02, Expires 07/09/20 (DEUT)	1	115,100,000	299,149
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	211,400,000	547,549

	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (MSCS)	1	$30,200,000	$78,221
Pay 3-Month LIBOR (Quarterly); Receive 3.04% (Semiannually): Interest Rate Swap Maturing 6/24/2021 USD, Strike Price $3.04, Expires 06/22/20 (GSC)	1	70,500,000	182,603

			1,109,346

Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 10/2018, Strike Price $118.50, Expires 10/05/18 (GSC)	38	4,513,688	4,156
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $118.50, Expires 10/26/18 (GSC)	118	14,016,188	33,188
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $106.00, Expires 11/23/18 (MSCS)	71	8,433,469	71
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $110.00, Expires 11/23/18 (MSCS)	309	36,703,406	309
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $104.20, Expires 11/23/18 (MSCS)	100	11,247,656	100

85	See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $104.70, Expires 11/23/18 (MSCS)	82	$9,223,078	$82
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $108.70, Expires 11/23/18 (GSC)	583	65,573,836	583

			38,489

Put Swaptions — 0.1%
Pay 2.30% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	7,700,000	1,312,024
Pay 2.50% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	421,323

			1,733,347

Total Purchased Options (Premiums paid $3,372,874)			3,163,998

	Par
U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bills
2.03%, 11/15/18Ω Δ	$7,930,000	7,909,418
2.04%, 11/29/18Ω Δ	4,560,000	4,544,174
2.10%, 01/17/19Ω	12,510,000	12,428,134
2.19%, 02/21/19Ω Δ	7,210,000	7,145,132

		32,026,858

U.S. Treasury Bonds
4.25%, 05/15/39	5,300,000	6,182,575
4.38%, 11/15/39	200,000	237,391
2.75%, 08/15/42	600,000	555,809
2.75%, 11/15/42	1,080,000	999,823
3.13%, 02/15/43	650,000	642,294
2.88%, 05/15/43	800,000	756,516
3.75%, 11/15/43	24,520,000	26,854,194
3.63%, 02/15/44	400,000	429,781
3.13%, 08/15/44	760,000	750,649

	Par	Value
3.00%, 11/15/44	$3,800,000	$3,668,928
2.50%, 02/15/45	3,780,000	3,311,486
3.00%, 05/15/45	690,000	665,958
2.88%, 08/15/45	4,950,000	4,662,185
2.88%, 11/15/46‡‡	7,290,000	6,857,728
3.00%, 05/15/47	8,130,000	7,831,954
2.75%, 08/15/47	2,220,000	2,033,598
2.75%, 11/15/47	3,480,000	3,186,443
3.00%, 02/15/48	20,000	19,252
3.13%, 05/15/48Δ	3,960,000	3,908,179
3.00%, 08/15/48	15,030,000	14,467,547

		88,022,290

U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/22	700,000	748,652
0.13%, 07/15/24	6,300,000	6,424,686
0.63%, 01/15/26‡‡	4,100,000	4,256,286
0.13%, 07/15/26	400,000	396,642
0.50%, 01/15/28	10,000,000	9,808,173
0.75%, 07/15/28	4,100,000	4,052,991
2.13%, 02/15/40	920,000	1,298,301
0.75%, 02/15/42	380,000	398,521
1.38%, 02/15/44	1,040,000	1,206,924

		28,591,176

U.S. Treasury Notes
3.00%, 09/30/25	4,730,000	4,725,197
1.13%, 06/30/21	11,280,000	10,762,705
1.13%, 07/31/21	3,430,000	3,267,476
2.00%, 12/31/21‡‡	1,500,000	1,458,398
1.88%, 03/31/22‡‡	8,800,000	8,499,392
1.75%, 05/31/22	10,480,000	10,058,138
1.88%, 07/31/22	5,000,000	4,811,425
1.88%, 09/30/22‡‡	3,000,000	2,881,348
2.00%, 10/31/22‡‡	2,700,000	2,603,813
2.75%, 08/31/23	2,810,000	2,785,686
2.00%, 06/30/24	3,260,000	3,092,161
2.13%, 07/31/24Δ	28,890,000	27,568,514
2.38%, 08/15/24	440,000	425,563
2.13%, 09/30/24	8,550,000	8,147,547
2.25%, 11/15/24	11,210,000	10,745,177
2.13%, 11/30/24Δ	29,360,000	27,930,990
2.25%, 12/31/24	17,080,000	16,359,771
2.00%, 02/15/25	9,700,000	9,137,516
2.75%, 06/30/25	2,480,000	2,440,572
2.88%, 07/31/25	5,120,000	5,077,000
2.25%, 11/15/25	170,000	161,623
2.00%, 11/15/26	14,000,000	12,954,648
2.25%, 02/15/27	7,718,000	7,266,227
2.38%, 05/15/27	10,970,000	10,416,788
2.25%, 08/15/27Δ	33,000,000	30,952,333
2.75%, 02/15/28‡‡	1,402,000	1,367,142
2.88%, 05/15/28Δ	1,733,000	1,707,140
2.88%, 08/15/28Δ	90,000	88,627

		227,692,917

See Notes to Schedule of Investments.	86

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
U.S. Treasury Strips
2.26%, 02/15/40Ω	$8,060,000	$4,054,929
2.23%, 11/15/40Ω	4,030,000	1,976,298
2.21%, 08/15/41Ω	4,030,000	1,927,406

		7,958,633

Total U.S. Treasury Obligations (Cost $398,071,668)		384,291,874

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I (Variable, ICE LIBOR USD 3M + 5.79%),
8.10%, 02/15/40† (Cost $173,227)	6,979	183,548

MONEY MARKET FUNDS — 5.1%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø ¥	62,924,254	62,924,253
Northern Institutional Liquid Assets Portfolio, 2.05%Ø §	5,931,340	5,931,340
Northern Institutional U.S. Government Portfolio, 1.87%Ø	10,293,628	10,293,628

Total Money Market Funds (Cost $79,149,221)		79,149,221

	Par
REPURCHASE AGREEMENT — 0.5%
Merrill Lynch Pierce Fenner & Smith 2.29% (dated 09/28/18, due 10/02/18, repurchase price $7,401,883, collateralized by U.S. Treasury Bond, 2.875%, due 11/15/46, total market value $8,025,000) (Cost $7,400,000)	$7,400,000	7,400,000

TOTAL INVESTMENTS — 112.9% (Cost $1,789,146,219)		1,757,607,665

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.3)%
Call Options — (0.0)%
1Year Mid Curve, Strike Price $97.50, Expires 12/14/18 (GSC)	(380)	$(92,017,000)	(4,750)
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $119.25, Expires 10/26/18 (GSC)	(76)	(9,027,375)	(16,625)

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $120.00, Expires 10/26/18 (GSC)	(19)	$(2,256,844)	$(1,484)
2 Year Mid Curve, Strike Price $97.37, Expires 12/14/18 (GSC)	(148)	(35,828,950)	(4,625)
5-Year U.S. Treasury Note Future expiration date 11/2018, Strike Price $113.20, Expires 10/26/18 (GSC)	(152)	(17,096,437)	(5,938)
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $113.00, Expires 11/23/18 (GSC)	(76)	(8,548,219)	(13,063)
5-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $114.50, Expires 11/23/18 (GSC)	(57)	(6,411,164)	(1,781)
Long U.S. Treasury Bond Futures expiration date 11/2018, Strike Price $143.00, Expires 10/26/18 (GSC)	(58)	(8,149,000)	(10,875)
Long U.S. Treasury Bond Futures expiration date 12/2018, Strike Price $143.00, Expires 11/23/18 (GSC)	(38)	(5,339,000)	(18,406)
Long U.S. Treasury Bond Futures expiration date 12/2018, Strike Price $144.00, Expires 11/23/18 (GSC)	(76)	(10,678,000)	(23,750)
Turkish Lira vs. U.S. Dollar, Strike Price $7.28, Expires 11/02/18 (GSC)	1	(2,700,000)	(8,479)

			(109,776)

87	See Notes to Schedule of Investments.

	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.1)%
Pay 10-year Treasury (Quarterly); Receive 2.19% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.19, Expires 12/19/18 (GSC)	1	$(12,630,000)	$ (619)
Pay 3-Month LIBOR (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 11/19/2028 USD, Strike Price $2.00, Expires 11/15/18 (MSCS)	1	(4,900,000)	(3)
Pay 3-Month LIBOR (Quarterly); Receive 2.21% (Semiannually): Interest Rate Swap Maturing 2/4/2029 USD, Strike Price $2.21, Expires 02/04/19 (GSC)	1	(14,500,000)	(3,237)
Pay 3-Month LIBOR (Quarterly); Receive 2.96% (Semiannually): Interest Rate Swap Maturing 7/13/2022 USD, Strike Price $2.96, Expires 07/09/21 (DEUT)	1	(115,100,000)	(428,226)
Pay 3-Month LIBOR (Quarterly); Receive 3.015% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (GSC)	1	(70,500,000)	(273,471)
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	(211,400,000)	(823,382)

	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 3.02% (Semiannually): Interest Rate Swap Maturing 6/23/2022 USD, Strike Price $3.02, Expires 06/21/21 (MSCS)	1	$(30,200,000)	$(117,626)

			(1,646,564)

Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $117.00, Expires 11/23/18 (GSC)	(122)	(14,491,313)	(13,344)
10-Year U.S. Treasury Note Future expiration date 12/2018, Strike Price $120.00, Expires 11/23/18 (GSC)	(72)	(8,552,250)	(14,625)
Brazilian Real vs. U.S. Dollar, Strike Price $3.75, Expires 11/21/18 (CITI)	1	(3,070,000)	(27,837)
Canadian Dollar vs. U.S. Dollar, Strike Price $1.28, Expires 10/26/18 (BNP)	1	(5,400,000)	(23,437)
Mexican Peso vs. U.S. Dollar, Strike Price $18.90, Expires 10/09/18 (HSBC)	1	(2,200,000)	(27,977)
Russian Ruble vs. U.S. Dollar, Strike Price $66.74, Expires 10/02/18 (BNP)	1	(2,200,000)	(42,032)
Russian Ruble vs. U.S. Dollar, Strike Price $68.50, Expires 10/26/18 (DEUT)	1	(2,300,000)	(104,593)
Swedish Krona vs. U.S. Dollar, Strike Price $8.83, Expires 10/17/18 (JPM)	1	(2,200,000)	(11,765)

			(265,610)

See Notes to Schedule of Investments.	88

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.2)%
Pay 2.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	$(38,500,000)	$(2,011,203)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(648,364)

			(2,659,567)

Total Written Options (Premiums received $ (3,798,741))			(4,681,517)

	Par	Value
TBA SALE COMMITMENTS — (0.5)%
Government National Mortgage Association 3.00%,
10/18/48 TBA	$(1,000,000)	$(968,828)
Federal National Mortgage Association 4.50%,
10/18/48 TBA	(6,000,000)	(6,190,113)
Government National Mortgage Association 4.00%,
10/18/48 TBA	(1,000,000)	(1,017,070)

Total TBA Sale Commitments (Proceeds $(8,200,625))		(8,176,011)

Liabilities in Excess of Other Assets — (12.1)%		(187,970,689)

NET ASSETS — 100.0%		$1,556,779,448

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2018	(12)	$(2,428,731)	GSC	$8,947
Euro-BTP	12/2018	59	8,483,282	GSC	148,022
Euro-BTP	12/2018	(3)	(380,534)	GSC	(11)
Euro-BTP	12/2018	(185)	(26,600,121)	MSCS	(509,910)
Euro-Bund	12/2018	(420)	(77,432,519)	GSC	569,335
Euro-Bund	12/2018	(50)	(9,218,157)	GSC	90,004
Euro-Bund	12/2018	127	23,414,119	MSCS	(196,903)
Euro-OAT	12/2018	(46)	(8,067,324)	MSCS	88,919
Euro-OAT	12/2018	(4)	(701,506)	GSC	6,819
10-Year Japanese Treasury Bond	12/2018	(9)	(11,888,840)	GSC	10,332
10-Year Japanese Treasury Bond	12/2018	8	10,567,858	GSC	(14,031)
90-Day Eurodollar	12/2018	(128)	(31,148,800)	GSC	200,000
Euro FX	12/2018	(8)	(1,168,200)	GSC	1,053
10-Year CAN Bond	12/2018	(33)	(3,388,271)	MSCS	23,266
10-Year U.S. Treasury Note	12/2018	1	126,000	GSC	(2,163)
10-Year U.S. Treasury Note	12/2018	32	4,032,000	GSC	(64,033)
10-Year U.S. Treasury Note	12/2018	(390)	(46,324,688)	GSC	345,344
10-Year U.S. Treasury Note	12/2018	(14)	(1,662,938)	GSC	(437)
10-Year U.S. Treasury Note	12/2018	897	106,546,781	MSCS	(1,269,558)
2-Year U.S. Treasury Note	12/2018	170	35,824,844	GSC	7,969
2-Year U.S. Treasury Note	12/2018	162	34,138,969	GSC	(95,527)
Long U.S. Treasury Bond	12/2018	(479)	(67,299,500)	GSC	1,464,249
Long U.S. Treasury Bond	12/2018	60	8,430,000	MSCS	(191,719)
Long U.S. Treasury Bond	12/2018	75	10,537,500	GSC	(263,088)
Ultra Long U.S. Treasury Bond	12/2018	95	14,656,719	GSC	(371,398)
Ultra Long U.S. Treasury Bond	12/2018	214	33,016,187	MSCS	(1,128,383)
Ultra Long U.S. Treasury Bond	12/2018	210	32,399,063	GSC	(1,220,335)

89	See Notes to Schedule of Investments.

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
90-Day Eurodollar	03/2019	(54)	$(13,116,600)	GSC	$79,650
5-Year U.S. Treasury Note	04/2019	60	6,748,594	GSC	6,594
5-Year U.S. Treasury Note	04/2019	1,387	156,004,992	GSC	(1,165,948)
5-Year U.S. Treasury Note	04/2019	1,439	161,853,773	MSCS	(1,289,633)
90-Day Eurodollar	06/2019	(34)	(8,245,850)	GSC	84,150
90-Day Eurodollar	12/2019	(290)	(70,223,500)	MSCS	431,375
90-Day Eurodollar	12/2019	(87)	(21,067,050)	GSC	31,190
90-Day Eurodollar	12/2019	1,386	335,619,900	GSC	(822,585)
90-Day Eurodollar	03/2020	(464)	(112,328,600)	MSCS	678,600
90-Day Eurodollar	06/2020	345	83,515,875	GSC	(468,100)
90-Day Eurodollar	12/2020	(168)	(40,670,700)	GSC	78,519
90-Day Eurodollar	03/2021	42	10,169,775	GSC	(60,900)

Total Futures Contracts outstanding at September 30, 2018			$522,723,802		$(4,780,325)

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/03/18	U.S. Dollars	16,060,249	Japanese Yen	1,770,000,000	BAR	$404,944
10/02/18	U.S. Dollars	15,881,205	Japanese Yen	1,770,000,000	BAR	302,962
10/10/18	Russian Rubles	445,939,718	U.S. Dollars	6,524,900	BAR	274,826
12/17/18	U.S. Dollars	8,859,257	Japanese Yen	970,000,000	GSC	266,181
11/14/18	Mexican Pesos	102,025,000	U.S. Dollars	5,195,606	HSBC	215,594
10/18/18	Mexican Pesos	112,111,184	U.S. Dollars	5,823,958	BAR	147,798
10/02/18	Canadian Dollars	17,815,000	U.S. Dollars	13,645,498	HSBC	146,938
11/15/18	Swedish Kronor	48,250,000	U.S. Dollars	5,308,179	HSBC	141,819
11/15/18	U.S. Dollars	5,064,785	Japanese Yen	557,900,000	JPM	137,666
10/18/18	U.S. Dollars	5,288,936	Chinese Yuan Renminbi	35,528,427	BAR	128,924
11/14/18	Mexican Pesos	68,008,000	U.S. Dollars	3,494,021	GSC	112,987
11/02/18	U.S. Dollars	10,574,531	British Pounds	8,016,000	JPM	110,708
11/15/18	Turkish Lira	10,837,210	U.S. Dollars	1,637,634	BAR	103,844
11/15/18	U.S. Dollars	3,419,997	Japanese Yen	377,300,000	JPM	87,856
11/02/18	U.S. Dollars	5,509,108	Euro	4,666,000	BNP	77,212
10/18/18	U.S. Dollars	4,605,214	Euro	3,906,506	CITI	62,978
10/18/18	Mexican Pesos	63,610,000	U.S. Dollars	3,326,448	CITI	61,826
10/29/18	Russian Rubles	57,568,800	U.S. Dollars	816,000	DEUT	60,012
11/02/18	South African Rand	12,165,000	U.S. Dollars	800,972	HSBC	55,406
10/18/18	U.S. Dollars	3,576,654	Euro	3,034,000	CITI	48,912
10/19/18	Turkish Lira	8,393,886	U.S. Dollars	1,327,323	BNP	46,179
10/03/18	U.S. Dollars	408,136	Argentine Pesos	15,350,000	CITI	37,887
10/18/18	U.S. Dollars	1,716,238	Australian Dollars	2,323,400	BAR	36,545
10/18/18	U.S. Dollars	1,220,738	Australian Dollars	1,638,537	BAR	36,164
11/15/18	U.S. Dollars	2,140,639	Swedish Kronor	18,675,000	JPM	31,235
10/24/18	U.S. Dollars	696,745	South African Rand	9,449,674	JPM	30,699
11/14/18	Mexican Pesos	23,579,000	U.S. Dollars	1,222,425	GSC	28,158
10/18/18	Canadian Dollars	2,389,664	U.S. Dollars	1,823,350	BAR	27,493
10/03/18	U.S. Dollars	469,941	Argentine Pesos	18,370,000	CITI	26,848
10/03/18	Russian Rubles	39,296,340	U.S. Dollars	573,000	BNP	26,647
11/15/18	U.S. Dollars	3,103,369	Japanese Yen	348,600,000	BAR	24,693
10/02/18	Turkish Lira	2,822,952	U.S. Dollars	444,000	BNP	23,756
10/02/18	Turkish Lira	1,908,000	U.S. Dollars	292,641	GSC	23,509

See Notes to Schedule of Investments.	90

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/18	U.S. Dollars	1,442,153	British Pounds	1,089,161	BAR	$21,370
11/14/18	Mexican Pesos	18,120,000	U.S. Dollars	941,627	GSC	19,422
11/15/18	Turkish Lira	4,863,419	U.S. Dollars	764,448	JPM	17,076
10/18/18	U.S. Dollars	444,534	Chinese Offshore Yuan	2,957,482	CITI	14,966
12/19/18	Swedish Kronor	11,572,695	Euro	1,109,377	UBS	14,620
11/01/18	British Pounds	549,467	U.S. Dollars	703,680	SS	13,543
10/18/18	Taiwan Dollars	42,150,000	U.S. Dollars	1,372,964	CITI	11,612
11/01/18	U.S. Dollars	1,511,004	British Pounds	1,149,397	SS	10,687
10/02/18	Brazilian Reals	1,279,916	U.S. Dollars	308,000	BNP	8,925
11/15/18	U.S. Dollars	1,138,528	Swedish Kronor	10,010,000	GSC	7,865
12/19/18	Norwegian Kroner	1,510,439	Swiss Francs	173,956	SS	7,581
12/19/18	Norwegian Kroner	4,002,368	Euro	416,076	CITI	7,069
10/02/18	U.S. Dollars	2,766,858	Euro	2,377,000	BAR	7,042
11/05/18	U.S. Dollars	583,960	Brazilian Reals	2,338,000	DEUT	6,695
10/18/18	U.S. Dollars	4,419,764	Philippine Pesos	238,833,000	CITI	5,753
12/19/18	New Zealand Dollars	1,441,934	U.S. Dollars	950,905	UBS	5,342
12/19/18	Norwegian Kroner	1,511,242	Euro	155,008	UBS	5,121
12/19/18	Australian Dollars	1,276,146	U.S. Dollars	918,155	JPM	4,898
12/19/18	Euro	262,627	Swiss Francs	294,291	BOA	4,787
12/19/18	U.S. Dollars	505,870	Euro	429,341	BOA	3,906
11/05/18	Brazilian Reals	1,279,916	U.S. Dollars	312,342	DEUT	3,676
11/15/18	U.S. Dollars	2,201,569	Swedish Kronor	19,465,000	JPM	2,932
12/19/18	Norwegian Kroner	1,513,024	Swedish Kronor	1,620,600	UBS	2,889
12/19/18	Euro	155,008	Swiss Francs	173,771	UBS	2,748
10/15/18	Russian Rubles	4,247,753	U.S. Dollars	62,011	RBS	2,724
10/02/18	U.S. Dollars	999,782	Euro	859,000	UBS	2,440
12/19/18	Norwegian Kroner	748,519	U.S. Dollars	89,984	SS	2,315
12/19/18	U.S. Dollars	120,030	Japanese Yen	13,289,499	JPM	2,273
12/19/18	Canadian Dollars	231,948	Norwegian Kroner	1,441,416	CITI	2,159
12/19/18	Euro	76,949	Japanese Yen	9,918,992	UBS	2,075
10/02/18	U.S. Dollars	250,310	Euro	214,000	BAR	1,845
10/02/18	U.S. Dollars	210,719	Euro	180,000	BNP	1,730
12/19/18	U.S. Dollars	132,733	Euro	112,090	JPM	1,683
12/19/18	Indian Rupees	213,390,925	U.S. Dollars	2,902,804	BNP	1,672
12/19/18	U.S. Dollars	90,691	British Pounds	68,038	RBC	1,654
12/19/18	Swedish Kronor	809,041	U.S. Dollars	90,053	JPM	1,643
12/19/18	Norwegian Kroner	733,470	Euro	76,056	UBS	1,522
12/19/18	U.S. Dollars	179,011	Euro	152,019	JPM	1,277
12/19/18	U.S. Dollars	89,985	Japanese Yen	10,011,752	SS	1,272
12/19/18	Australian Dollars	126,143	Euro	76,981	DEUT	1,238
12/19/18	Norwegian Kroner	730,028	Euro	75,960	UBS	1,209
12/19/18	Canadian Dollars	131,862	U.S. Dollars	101,131	SS	1,140
12/19/18	Canadian Dollars	116,148	U.S. Dollars	89,009	RBC	1,075
10/19/18	U.S. Dollars	1,317,751	Canadian Dollars	1,700,000	JPM	1,037
12/19/18	U.S. Dollars	89,937	Euro	76,050	UBS	1,022
12/19/18	Euro	77,054	Swiss Francs	86,731	UBS	1,007
12/19/18	New Zealand Dollars	137,003	U.S. Dollars	89,894	CITI	962
12/19/18	U.S. Dollars	87,874	Japanese Yen	9,808,640	SS	961
12/19/18	Australian Dollars	125,682	Euro	76,982	UBS	903
12/19/18	Australian Dollars	80,269	U.S. Dollars	57,160	JPM	899
12/19/18	British Pounds	68,588	Euro	76,040	CITI	854
12/19/18	New Zealand Dollars	87,568	U.S. Dollars	57,230	CITI	842
12/19/18	U.S. Dollars	89,746	Euro	76,048	DEUT	834
12/19/18	U.S. Dollars	89,693	British Pounds	67,931	DEUT	797
12/19/18	U.S. Dollars	89,636	New Zealand Dollars	133,981	CITI	784
12/19/18	Canadian Dollars	117,142	Euro	77,041	RBC	781

91	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Euro	153,056	Japanese Yen	20,112,005	DEUT	$737
12/19/18	U.S. Dollars	91,338	Euro	77,502	UBS	726
12/19/18	U.S. Dollars	89,010	Japanese Yen	9,964,077	CITI	720
12/19/18	U.S. Dollars	89,579	New Zealand Dollars	133,996	CITI	717
11/05/18	U.S. Dollars	148,000	Brazilian Reals	596,558	GSC	707
12/19/18	Australian Dollars	125,423	Euro	77,013	SS	681
12/19/18	Australian Dollars	248,162	Euro	152,967	BOA	658
12/19/18	U.S. Dollars	89,551	British Pounds	67,958	CITI	619
12/19/18	U.S. Dollars	89,437	Euro	75,971	JPM	615
12/19/18	British Pounds	68,319	Euro	75,951	RBC	606
12/19/18	U.S. Dollars	87,660	Australian Dollars	120,380	SS	588
12/19/18	Australian Dollars	125,275	Euro	77,013	CITI	573
12/19/18	Australian Dollars	50,290	U.S. Dollars	35,850	JPM	525
12/19/18	Japanese Yen	10,090,382	Euro	76,036	DEUT	512
12/19/18	Euro	152,973	U.S. Dollars	178,397	JPM	453
12/19/18	Canadian Dollars	74,618	U.S. Dollars	57,422	JPM	451
12/19/18	U.S. Dollars	89,283	New Zealand Dollars	133,968	CITI	439
12/19/18	U.S. Dollars	43,037	New Zealand Dollars	64,265	CITI	418
12/19/18	U.S. Dollars	43,056	Australian Dollars	59,004	JPM	377
12/19/18	U.S. Dollars	50,328	Japanese Yen	5,641,874	JPM	336
12/19/18	New Zealand Dollars	69,958	Australian Dollars	63,690	CITI	326
12/19/18	U.S. Dollars	89,309	Australian Dollars	123,032	JPM	318
12/19/18	U.S. Dollars	50,543	Swedish Kronor	443,182	CITI	313
12/19/18	New Zealand Dollars	136,008	U.S. Dollars	89,902	CITI	294
12/19/18	Australian Dollars	251,039	U.S. Dollars	181,308	RBC	272
12/19/18	Euro	152,973	U.S. Dollars	178,609	JPM	241
12/19/18	Euro	76,015	British Pounds	67,766	BOA	193
12/19/18	Euro	76,021	British Pounds	67,778	SS	184
12/19/18	Australian Dollars	159,572	U.S. Dollars	115,256	CITI	164
12/19/18	U.S. Dollars	57,922	British Pounds	44,141	JPM	158
12/19/18	Euro	88,951	Swedish Kronor	916,256	BOA	149
12/19/18	Canadian Dollars	51,163	U.S. Dollars	39,540	CITI	142
12/19/18	Euro	76,053	British Pounds	67,852	RBC	125
12/19/18	U.S. Dollars	35,821	Norwegian Kroner	289,746	JPM	93
12/19/18	Japanese Yen	20,059,193	Euro	151,949	BOA	90
12/19/18	U.S. Dollars	57,368	Swedish Kronor	505,362	CITI	90
12/19/18	U.S. Dollars	178,927	Euro	152,965	BOA	88
12/19/18	Euro	75,952	British Pounds	67,835	RBC	29
12/19/18	Australian Dollars	64,046	New Zealand Dollars	69,815	DEUT	26
12/19/18	U.S. Dollars	39,503	Norwegian Kroner	320,190	JPM	21
12/19/18	U.S. Dollars	88,936	British Pounds	67,954	DEUT	10
12/19/18	U.S. Dollars	35,846	British Pounds	27,386	JPM	8
12/19/18	U.S. Dollars	35,854	Swedish Kronor	316,278	JPM	7

Subtotal Appreciation						$3,619,159

12/19/18	Australian Dollars	122,974	U.S. Dollars	88,976	CITI	$(27)
12/19/18	Japanese Yen	10,014,401	Euro	75,939	SS	(49)
12/19/18	Norwegian Kroner	493,181	Canadian Dollars	78,473	BOA	(50)
12/19/18	Japanese Yen	10,156,979	Euro	77,046	BOA	(79)
12/19/18	Australian Dollars	49,982	New Zealand Dollars	54,638	RBC	(82)
12/19/18	Euro	77,013	British Pounds	68,882	RBC	(101)
12/19/18	Japanese Yen	10,836,937	U.S. Dollars	96,128	UBS	(103)
12/19/18	Euro	75,951	British Pounds	67,952	RBC	(126)
12/19/18	Japanese Yen	10,003,808	Euro	75,954	DEUT	(160)
12/19/18	Swiss Francs	86,385	Euro	76,037	UBS	(174)
10/02/18	U.S. Dollars	1,943,424	Euro	1,674,000	BAR	(174)

See Notes to Schedule of Investments.	92

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Euro	77,043	U.S. Dollars	90,296	DEUT	$(221)
12/19/18	Japanese Yen	4,039,222	U.S. Dollars	36,017	CITI	(226)
12/19/18	Euro	82,659	Japanese Yen	10,933,484	DEUT	(238)
12/19/18	New Zealand Dollars	134,015	U.S. Dollars	89,120	DEUT	(245)
12/19/18	British Pounds	73,251	U.S. Dollars	96,108	JPM	(250)
12/19/18	Australian Dollars	122,989	U.S. Dollars	89,210	RBC	(250)
12/19/18	U.S. Dollars	57,506	Norwegian Kroner	468,445	CITI	(257)
12/19/18	Euro	125,976	Norwegian Kroner	1,196,632	CITI	(269)
12/19/18	Euro	75,968	Norwegian Kroner	722,884	UBS	(319)
12/19/18	Euro	76,068	British Pounds	68,229	RBC	(351)
12/19/18	British Pounds	66,943	U.S. Dollars	87,955	UBS	(352)
12/19/18	Euro	75,980	U.S. Dollars	89,209	CITI	(377)
10/02/18	U.S. Dollars	416,432	Euro	359,000	JPM	(385)
12/19/18	Swiss Francs	87,263	U.S. Dollars	90,017	CITI	(389)
12/19/18	Euro	76,016	U.S. Dollars	89,280	JPM	(405)
12/19/18	Japanese Yen	4,005,476	U.S. Dollars	35,903	CITI	(412)
12/19/18	Euro	152,542	U.S. Dollars	178,776	JPM	(430)
12/19/18	Japanese Yen	9,988,574	U.S. Dollars	88,943	SS	(436)
12/19/18	New Zealand Dollars	135,008	U.S. Dollars	90,003	CITI	(470)
12/19/18	U.S. Dollars	89,914	Australian Dollars	124,986	JPM	(490)
12/19/18	Euro	75,972	U.S. Dollars	89,314	DEUT	(491)
12/19/18	Swiss Francs	171,362	Euro	151,023	DEUT	(564)
12/19/18	U.S. Dollars	93,716	New Zealand Dollars	142,169	UBS	(566)
10/18/18	U.S. Dollars	1,384,009	Taiwan Dollars	42,150,000	CITI	(567)
12/19/18	U.S. Dollars	178,233	Euro	152,936	DEUT	(573)
12/19/18	U.S. Dollars	88,965	Canadian Dollars	115,451	RBC	(579)
12/19/18	Swiss Francs	85,950	Euro	76,027	UBS	(609)
12/19/18	Japanese Yen	6,451,349	U.S. Dollars	57,775	CITI	(610)
12/19/18	Japanese Yen	9,665,156	U.S. Dollars	86,264	JPM	(623)
12/19/18	New Zealand Dollars	135,043	U.S. Dollars	90,190	RBC	(634)
12/19/18	U.S. Dollars	57,537	Norwegian Kroner	471,789	JPM	(638)
12/19/18	Euro	75,990	Norwegian Kroner	725,839	BOA	(658)
12/19/18	Swiss Francs	87,047	Euro	77,068	BOA	(699)
12/19/18	New Zealand Dollars	270,016	U.S. Dollars	179,899	CITI	(833)
12/19/18	Swiss Francs	86,852	Euro	77,029	DEUT	(853)
12/19/18	Euro	77,059	Swedish Kronor	802,657	BOA	(879)
12/19/18	Japanese Yen	6,422,677	U.S. Dollars	57,807	CITI	(896)
12/19/18	Euro	77,012	British Pounds	69,504	DEUT	(916)
12/19/18	Euro	75,989	U.S. Dollars	89,849	SS	(1,007)
12/19/18	U.S. Dollars	57,708	Swedish Kronor	518,198	CITI	(1,025)
12/19/18	Canadian Dollars	233,704	New Zealand Dollars	275,049	UBS	(1,145)
12/19/18	British Pounds	67,941	U.S. Dollars	90,066	SS	(1,156)
12/19/18	Indian Rupees	92,087,200	U.S. Dollars	1,254,697	GSC	(1,292)
10/02/18	U.S. Dollars	214,000	Brazilian Reals	869,589	GSC	(1,322)
12/19/18	Euro	152,972	Swedish Kronor	1,589,864	BOA	(1,348)
12/19/18	Euro	77,015	Norwegian Kroner	741,697	JPM	(1,415)
12/19/18	Swiss Francs	86,018	Norwegian Kroner	727,970	UBS	(1,416)
12/19/18	Euro	77,054	Swedish Kronor	807,594	SS	(1,445)
12/19/18	Japanese Yen	20,156,848	Euro	154,047	BOA	(1,497)
11/21/18	Euro	194,000	U.S. Dollars	227,841	CITI	(1,648)
12/19/18	U.S. Dollars	88,741	Australian Dollars	124,967	SS	(1,650)
10/18/18	U.S. Dollars	2,526,065	Mexican Pesos	47,454,397	CITI	(1,659)
12/19/18	Euro	77,028	Norwegian Kroner	744,372	UBS	(1,729)
12/19/18	U.S. Dollars	89,802	New Zealand Dollars	138,036	BOA	(1,740)
12/19/18	Euro	77,034	Swedish Kronor	810,925	UBS	(1,846)
10/29/18	U.S. Dollars	421,000	Russian Rubles	27,788,273	GSC	(1,848)

93	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Euro	77,003	Norwegian Kroner	745,576	UBS	$(1,908)
12/19/18	Euro	152,057	U.S. Dollars	179,729	BOA	(1,952)
12/19/18	Euro	77,028	Swedish Kronor	811,949	UBS	(1,968)
12/19/18	Swiss Francs	87,005	Norwegian Kroner	741,737	JPM	(2,100)
10/15/18	U.S. Dollars	62,547	Russian Rubles	4,247,753	UBS	(2,188)
11/14/18	U.S. Dollars	660,615	Mexican Pesos	12,501,000	HSBC	(2,412)
12/19/18	U.S. Dollars	180,084	Norwegian Kroner	1,482,186	BOA	(2,682)
11/14/18	U.S. Dollars	588,979	Mexican Pesos	11,157,000	HSBC	(2,766)
12/19/18	U.S. Dollars	178,823	New Zealand Dollars	274,014	SS	(2,895)
12/19/18	U.S. Dollars	177,019	Australian Dollars	248,958	UBS	(3,056)
12/19/18	U.S. Dollars	178,429	Australian Dollars	251,057	RBC	(3,164)
12/19/18	British Pounds	337,195	U.S. Dollars	444,506	SS	(3,243)
11/16/18	U.S. Dollars	270,955	Mexican Pesos	5,173,101	SS	(3,336)
10/02/18	U.S. Dollars	313,168	Brazilian Reals	1,279,916	DEUT	(3,757)
10/29/18	U.S. Dollars	759,000	Russian Rubles	50,135,745	GSC	(3,905)
12/19/18	Indian Rupees	9,281,163	U.S. Dollars	130,561	BNP	(4,234)
12/19/18	Japanese Yen	19,820,247	U.S. Dollars	180,030	JPM	(4,406)
12/14/18	U.S. Dollars	261,119	Russian Rubles	17,540,808	UBS	(4,474)
10/03/18	U.S. Dollars	100,000	Russian Rubles	6,858,980	GSC	(4,665)
10/18/18	U.S. Dollars	343,869	Euro	300,000	BAR	(4,952)
10/22/18	U.S. Dollars	2,705,647	Canadian Dollars	3,500,000	HSBC	(5,421)
10/02/18	Euro	581,000	U.S. Dollars	680,427	GSC	(5,857)
11/23/18	Brazilian Reals	3,392,354	U.S. Dollars	842,465	CITI	(6,170)
11/14/18	U.S. Dollars	666,357	Mexican Pesos	12,682,000	GSC	(6,270)
10/02/18	U.S. Dollars	10,441,680	British Pounds	8,016,000	GSC	(6,375)
10/17/18	U.S. Dollars	1,310,064	Canadian Dollars	1,700,000	BAR	(6,591)
10/02/18	Euro	416,000	U.S. Dollars	490,145	BAR	(7,148)
10/18/18	U.S. Dollars	434,443	Euro	380,000	CITI	(7,397)
11/14/18	U.S. Dollars	4,208,357	Mexican Pesos	79,491,000	GSC	(7,686)
10/12/18	U.S. Dollars	1,268,254	Canadian Dollars	1,652,000	HSBC	(11,079)
10/18/18	Euro	900,000	U.S. Dollars	1,061,189	CITI	(14,727)
10/02/18	U.S. Dollars	765,217	Turkish Lira	4,730,952	JPM	(18,689)
12/19/18	U.S. Dollars	876,459	Canadian Dollars	1,154,371	RBC	(18,863)
10/02/18	U.S. Dollars	559,089	Brazilian Reals	2,338,000	DEUT	(19,831)
11/15/18	Russian Rubles	430,808,304	U.S. Dollars	6,564,000	JPM	(20,378)
10/09/18	U.S. Dollars	473,000	Russian Rubles	32,367,390	JPM	(20,594)
10/18/18	Euro	1,561,394	U.S. Dollars	1,836,101	CITI	(20,612)
11/15/18	Japanese Yen	357,500,000	U.S. Dollars	3,178,282	JPM	(21,005)
10/18/18	Euro	1,820,065	U.S. Dollars	2,141,696	CITI	(25,441)
10/09/18	U.S. Dollars	1,368,375	Canadian Dollars	1,800,000	UBS	(25,477)
11/14/18	U.S. Dollars	1,629,103	Mexican Pesos	31,210,000	JPM	(26,212)
10/18/18	Japanese Yen	158,450,376	U.S. Dollars	1,423,608	BAR	(27,170)
10/04/18	U.S. Dollars	1,598,749	Canadian Dollars	2,100,000	GSC	(27,227)
03/26/19	Argentine Pesos	18,370,000	U.S. Dollars	398,119	CITI	(30,304)
10/01/18	U.S. Dollars	1,594,579	Canadian Dollars	2,100,000	BNP	(31,249)
10/04/18	U.S. Dollars	1,594,331	Canadian Dollars	2,100,000	HSBC	(31,644)
11/14/18	U.S. Dollars	2,402,461	Mexican Pesos	45,899,000	JPM	(31,930)
10/18/18	U.S. Dollars	817,000	Russian Rubles	55,743,910	GSC	(32,253)
10/02/18	U.S. Dollars	1,664,007	Canadian Dollars	2,193,000	BNP	(33,822)
10/18/18	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,522,664	BAR	(38,437)
03/26/19	Argentine Pesos	15,350,000	U.S. Dollars	346,579	CITI	(39,232)
10/18/18	Brazilian Reals	11,180,600	U.S. Dollars	2,821,389	CITI	(56,818)
10/29/18	U.S. Dollars	816,000	Russian Rubles	57,568,555	JPM	(60,009)
10/18/18	Russian Rubles	140,806,000	U.S. Dollars	2,245,620	BAR	(100,454)
10/03/18	Argentine Pesos	5,160,000	U.S. Dollars	233,273	CITI	(108,811)
10/03/18	Argentine Pesos	5,200,000	U.S. Dollars	234,975	CITI	(109,549)

See Notes to Schedule of Investments.	94

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/18	U.S. Dollars	5,387,576	Euro	4,734,936	CITI	$(117,905)
11/01/18	U.S. Dollars	6,373,428	British Pounds	4,985,703	SS	(134,450)
10/03/18	Argentine Pesos	7,550,000	U.S. Dollars	341,166	CITI	(159,056)
10/17/18	Indian Rupees	285,290,000	U.S. Dollars	4,099,892	BAR	(177,618)
12/17/18	Japanese Yen	970,000,000	U.S. Dollars	8,794,437	GSC	(201,361)
11/15/18	Japanese Yen	871,200,000	U.S. Dollars	7,906,810	UBS	(212,769)
10/03/18	Argentine Pesos	15,810,000	U.S. Dollars	714,738	CITI	(333,393)
10/02/18	Japanese Yen	1,769,400,000	U.S. Dollars	15,954,900	GSC	(381,937)

Subtotal Depreciation						$(2,889,557)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$792,602

Swap agreements outstanding at September 30, 2018:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	430,000	$(1,978)	$(2,679)	$701
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	220,000	(1,012)	(1,463)	451
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(874)	(657)	(217)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(874)	(517)	(357)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	180,000	(828)	(454)	(374)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	140,000	(644)	(788)	144
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	130,000	(598)	(228)	(370)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	120,000	(552)	(233)	(319)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	JPM	USD	120,000	(552)	(407)	(145)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	80,000	(368)	(332)	(36)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	JPM	USD	60,000	(276)	(233)	(43)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	3/20/2019	CITI	USD	20,000	(92)	(133)	41
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	950,000	(6,498)	—	(6,498)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	250,000	(1,710)	(1,704)	(6)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	210,000	(1,436)	(1,522)	86
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(821)	(781)	(40)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(821)	(793)	(28)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(821)	(1,567)	746
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	80,000	(547)	(1,231)	684

95	See Notes to Schedule of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	$(410)	$(387)	$(23)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	(410)	(392)	(18)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	JPM	USD	50,000	(342)	(353)	11
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	BOA	USD	30,000	(205)	(184)	(21)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	BOA	USD	20,000	(137)	(137)	—
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2019	JPM	USD	10,000	(68)	(63)	(5)
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly)	(1.00)%	9/20/2020	GSC	USD	300,000	(2,743)	6,900	(9,643)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	340,000	(5,907)	574	(6,481)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(5,212)	1,691	(6,903)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	270,000	(4,691)	2,259	(6,950)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	100,000	(1,738)	805	(2,543)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	90,000	(1,564)	793	(2,357)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	60,000	(1,042)	404	(1,446)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	60,000	(1,043)	323	(1,366)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(8,881)	5,499	(14,380)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(9,995)	(4,609)	(5,386)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	270,000	(5,212)	1,372	(6,584)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(3,089)	1,566	(4,655)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(3,089)	349	(3,438)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	150,000	(2,896)	762	(3,658)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	130,000	(2,510)	1,411	(3,921)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	110,000	(2,123)	253	(2,376)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	90,000	(1,738)	874	(2,612)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	80,000	(1,545)	870	(2,415)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	70,000	(1,351)	796	(2,147)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	60,000	(1,158)	578	(1,736)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,159)	714	(1,873)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	60,000	(1,158)	577	(1,735)

See Notes to Schedule of Investments.	96

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	60,000	$(1,159)	$216	$(1,375)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,158)	223	(1,381)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(773)	411	(1,184)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(773)	87	(860)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	30,000	(579)	(252)	(327)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	30,000	(579)	291	(870)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	410,000	(8,696)	1,508	(10,204)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	JPM	USD	220,000	(4,666)	846	(5,512)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	20,000	(424)	131	(555)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	GSC	USD	180,000	(3,911)	(3,428)	(483)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	GSC	USD	170,000	(3,694)	(2,226)	(1,468)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	GSC	USD	130,000	(2,825)	(2,277)	(548)

						$(121,955)	$3,053	$(125,008)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issuers — Sell Protection
Federal Republic of Brazil, 4.25% due 1/7/2025 (Receive Quarterly)	2.45%	1.00%	06/20/2023	BAR	USD	5,810,000	$(351,891)	$(323,379)	$(28,512)

							$(351,891)	$(323,379)	$(28,512)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers — Sell Protection
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	0.33%	1.00%	12/20/2021	ICE	USD	400,000	$8,354	$5,258	$3,096
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Receive Quarterly)	0.41%	1.00%	6/20/2022	ICE	USD	100,000	2,125	1,852	273

							$10,479	$7,110	$3,369

97	See Notes to Schedule of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap on Credit Indexes — Buy Protection
Markit CDX.NA.HY.30 Index (Pay Quarterly)	(5.00)%	6/20/2023	ICE	USD	4,720,000	$(374,029)	$(360,691)	$(13,338)
Markit CDX.NA.IG.30 Index (Pay Quarterly)	(1.00)%	6/20/2023	ICE	USD	4,500,000	(90,630)	(90,380)	(250)
Markit CDX.NA.IG.30 Index (Pay Quarterly)	(1.00)%	6/20/2023	ICE	USD	2,250,000	(45,190)	(45,065)	(125)
Markit CDX.NA.IG.30 Index (Pay Quarterly)	(1.00)%	6/20/2023	ICE	USD	2,230,000	(45,356)	(44,675)	(681)
Markit CDX.NA.HY.31 Index (Pay Quarterly)	(5.00)%	12/20/2023	ICE	USD	2,590,000	(192,120)	(191,401)	(719)
Markit CDX.NA.HY.31 Index (Pay Quarterly)	(5.00)%	12/20/2023	ICE	USD	1,530,000	(113,263)	(112,838)	(425)
Markit CDX.NA.HY.31 Index (Pay Quarterly)	(5.00)%	12/20/2023	ICE	USD	820,000	(60,862)	(60,443)	(419)
Markit CDX.NA.HY.31 Index (Pay Quarterly)	(5.00)%	12/20/2023	ICE	USD	600,000	(44,387)	(44,220)	(167)

						$(965,837)	$(949,713)	$(16,124)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes — Sell Protection
Markit CDX.NA.IG30 Index (Receive Quarterly)	0.55%	1.00%	6/20/2023	CITI	USD	14,080,000	$283,026	$229,349	$53,677
Markit CMBX.NA.AAA.7 Index (Receive Monthly)	0.25%	0.50%	1/17/2047	GSC	USD	1,700,000	19,982	(75,677)	95,659
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.31%	0.50%	10/17/2057	DEUT	USD	600,000	6,398	(41,341)	47,739
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.31%	0.50%	10/17/2057	DEUT	USD	1,100,000	11,731	(75,584)	87,315
Markit CMBX.NA.AAA.8 Index (Receive Monthly)	0.31%	0.50%	10/17/2057	GSC	USD	1,700,000	18,128	(102,782)	120,910

							$339,265	$(66,035)	$405,300

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes — Sell Protection
Markit CDX.NA.HY29 Index (Receive Quarterly)	3.07%	5.00%	12/20/2022	ICE	USD	3,900,000	$309,049	$242,274	$66,775
Markit CDX.NA.HY.30 Index (Receive Quarterly)	3.07%	5.00%	6/20/2023	ICE	USD	2,590,000	205,070	204,351	719
Markit CDX.NA.HY.30 Index (Receive Quarterly)	3.08%	5.00%	6/20/2023	ICE	USD	1,530,000	120,913	120,488	425
Markit CDX.NA.HY.30 Index (Receive Quarterly)	3.08%	5.00%	6/20/2023	ICE	USD	600,000	47,387	47,220	167
Markit CDX.NA.IG30 Index (Receive Quarterly)	0.55%	1.00%	6/20/2023	ICE	USD	34,900,000	701,536	648,421	53,115
Markit CDX.EM.29 (Receive Quarterly)	1.79%	1.00%	6/20/2023	ICE	USD	2,850,000	(94,014)	(73,915)	(20,099)
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.60%	1.00%	12/20/2023	ICE	USD	8,980,000	175,100	171,494	3,606
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.60%	1.00%	12/20/2023	ICE	USD	4,500,000	87,884	87,634	250
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.60%	1.00%	12/20/2023	ICE	USD	2,230,000	43,985	43,303	682

See Notes to Schedule of Investments.	98

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.61%	1.00%	12/20/2023	ICE	USD	2,250,000	$43,789	$43,664	$125
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.60%	1.00%	12/20/2023	ICE	USD	2,625,000	51,184	47,822	3,362
Markit CDX.NA.IG.31 Index (Receive Quarterly)	0.60%	1.00%	12/20/2023	ICE	USD	1,375,000	26,817	26,817	—

							$1,718,700	$1,609,573	$109,127

Pay Rate Index/ Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.41% (Upon termination)	1/2/2020	CITI	BRL	47,090,000	$75,722	$—	$75,722
3-Month LIBOR (Quarterly)	2.25% (Semiannually)	5/31/2022	DEUT	USD	13,923,000	(314,921)	25,855	(340,776)

						$(239,199)	$25,855	$(265,054)

Pay Rate Index/ Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.50% (Upon termination)	1/2/2020	CME	BRL	100,989,718	$(135,756)	$(114,646)	$(21,110)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.48% (Upon termination)	1/2/2020	CME	BRL	99,275,906	107,939	50,723	57,216
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.75% (Upon termination)	1/2/2020	CME	BRL	52,569,896	(25,811)	121	(25,932)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.85% (Upon termination)	1/2/2020	CME	BRL	5,721,549	11,712	8,701	3,011
MXN-TIIE-Banxico (Monthly)	7.60% (Monthly)	6/17/2020	CME	MXN	20,000,000	(8,794)	(884)	(7,910)
3-Month JIBAR (Quarterly)	7.50% (Quarterly)	9/19/2020	LCH	ZAR	9,300,000	91	602	(511)
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2020	LCH	GBP	5,710,000	(3,504)	(9,362)	5,858
6-Month NIBOR (Semiannually)	1.60% (Annually)	12/19/2020	LCH	NOK	53,630,000	(5,769)	(5,016)	(753)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.20% (Upon termination)	1/4/2021	CME	BRL	42,983,525	28,272	124,140	(95,868)
0.05% (Annually)	3-Month STIBOR (Quarterly)	1/16/2021	LCH	SEK	224,930,000	42,381	(2,448)	44,829
0.10% (Quarterly)	3-Month EURIBOR (Annually)	1/16/2021	LCH	EUR	27,460,000	(16,938)	11,588	(28,526)
28-Day Mexico Interbank TIIE (Monthly)	7.35% (Monthly)	4/5/2021	CME	MXN	766,870,000	(526,126)	(33,173)	(492,953)
3-Month EURIBOR (Quarterly)	0.24% (Annually)	8/10/2021	LCH	EUR	85,990,000	(56,570)	40	(56,610)

99	See Notes to Schedule of Investments.

Pay Rate Index/ Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	8/24/2021	LCH	EUR	37,230,000	$(55,690)	$(9,514)	$(46,176)
0.50% (Annually)	3-Month STIBOR (Quarterly)	12/16/2021	LCH	SEK	166,690,000	17,527	84,369	(66,842)
6-Month EURIBOR (Semiannually)	0.35% (Annually)	12/16/2021	LCH	EUR	18,300,000	19,925	(66,008)	85,933
6-Month CDOR (Semiannually)	2.03% (Semiannually)	7/18/2022	LCH	CAD	8,190,000	(132,139)	(25,043)	(107,096)
3-Month LIBOR (Quarterly)	2.85% (Semiannually)	8/31/2022	CME	USD	38,640,000	(294,224)	(11,017)	(283,207)
6.75% (Lunar)	MXN-TIIE-Banxico (Lunar)	12/14/2022	CME	MXN	10,000	24	24	—
0.50% (Annually)	3-Month STIBOR (Quarterly)	12/19/2022	LCH	SEK	114,450,000	9,872	(64,766)	74,638
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	1/9/2023	LCH	JPY	2,160,000,000	(91,268)	105,498	(196,766)
2.55% (Annually)	6-Month WIBOR (Semiannually)	3/21/2023	LCH	PLN	8,600,000	(41,048)	5,497	(46,545)
1.10% (Annually)	6-Month SONIA (Annually)	8/1/2023	LCH	GBP	4,540,000	23,339	(3,946)	27,285
6-Month EURIBOR (Semiannually)	0.67% (Annually)	8/3/2023	LCH	EUR	8,030,000	(1,379)	13,386	(14,765)
3-Month LIBOR (Quarterly)	2.80% (Semiannually)	8/22/2023	CME	USD	9,400,000	(113,292)	—	(113,292)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	9/19/2023	CME	USD	17,803,000	(52,500)	(49,637)	(2,863)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	9/19/2023	CME	USD	16,179,000	(47,711)	(44,221)	(3,490)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	9/19/2023	CME	USD	13,992,000	(41,262)	(38,277)	(2,985)
1-Day US Federal Fund Effective Rate + 0.36% (Quarterly)	3-Month LIBOR (Quarterly)	9/19/2023	CME	USD	4,657,000	(13,733)	(12,738)	(995)
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	9/19/2023	CME	USD	52,631,000	156,690	—	156,690
0.75% (Annually)	3-Month STIBOR (Quarterly)	12/19/2023	LCH	SEK	170,900,000	(44,940)	(182,611)	137,671
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2023	LCH	GBP	6,500,000	(5,566)	(38,266)	32,700
2.50% (Semiannually)	3-Month CDOR (Semiannually)	12/19/2023	LCH	CAD	4,840,000	41,772	20,206	21,566
2.75% (Semiannually)	6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	12/19/2023	LCH	AUD	9,320,000	(73,400)	(78,227)	4,827
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	12/19/2023	CME	USD	17,803,000	(72)	—	(72)
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	12/19/2023	CME	USD	16,179,000	(65)	—	(65)
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	12/19/2023	CME	USD	13,992,000	408	—	408
3-Month LIBOR (Quarterly)	1-Day US Federal Fund Effective Rate + 0.31% (Quarterly)	12/19/2023	CME	USD	4,657,000	(19)	—	(19)
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	12/19/2023	LCH	USD	11,820,000	(190,476)	(127,105)	(63,371)
6-Month EURIBOR (Semiannually)	0.75% (Annually)	12/19/2023	LCH	EUR	26,520,000	453,663	549,862	(96,199)

See Notes to Schedule of Investments.	100

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/ Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	1.20% (Annually)	8/24/2025	LCH	EUR	7,050,000	$(21,994)	$(5,852)	$(16,142)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2025	LCH	USD	1,500,000	46,851	(20,888)	67,739
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	LCH	USD	4,800,000	450,073	273,340	176,733
1.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2026	CME	USD	400,000	38,252	23,697	14,555
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/21/2027	CME	USD	4,600,000	559,019	310,356	248,663
2.00% (Annually)	3-Month STIBOR (Quarterly)	11/2/2027	LCH	SEK	13,780,000	(11,829)	1,268	(13,097)
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2027	CME	USD	2,200,000	98,280	49,008	49,272
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	LCH	USD	51,000,000	3,418,120	3,014,781	403,339
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/20/2028	CME	USD	41,700,000	2,906,450	2,813,960	92,490
1.90% (Semiannually)	6-Month LIBOR (Semiannually)	8/3/2028	LCH	GBP	2,010,000	(2,904)	(3,390)	486
6-Month LIBOR (Semiannually)	1.05% (Annually)	8/7/2028	LCH	CHF	3,170,000	(3,016)	(2,374)	(642)
1.25% (Annually)	3-Month STIBOR (Quarterly)	12/19/2028	LCH	SEK	11,250,000	10,735	(4,672)	15,407
3-Month CDOR (Semiannually)	2.75% (Semiannually)	12/19/2028	LCH	CAD	1,550,000	(9,751)	5,244	(14,995)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2029	LCH	GBP	14,200,000	356,803	228,808	127,995
2.04% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	LCH	GBP	2,100,000	(24,200)	(29,582)	5,382
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	LCH	GBP	3,300,000	(41,558)	(57,133)	15,575
6-Month EURIBOR (Semiannually)	2.05% (Annually)	2/3/2037	LCH	EUR	5,600,000	3,678	26,701	(23,023)
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	12/14/2037	LCH	GBP	2,780,000	48,849	24,446	24,403
1.50% (Annually)	6-Month EURIBOR (Semiannually)	12/19/2038	LCH	EUR	3,030,000	959	(16,859)	17,818
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2045	CME	USD	8,200,000	603,724	(76,299)	680,023
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/15/2046	CME	USD	4,700,000	577,144	(59,355)	636,499
2.25% (Semiannually)	3-Month LIBOR (Quarterly)	12/21/2046	CME	USD	600,000	104,036	58,844	45,192
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/20/2047	CME	USD	3,200,000	244,018	(116,555)	360,573
2.54% (Semiannually)	3-Month LIBOR (Quarterly)	3/23/2048	CME	USD	500,000	62,691	—	62,691
2.54% (Semiannually)	6-Month CDOR (Semiannually)	7/18/2048	LCH	CAD	1,200,000	62,642	4,616	58,026
2.91% (Semiannually)	3-Month LIBOR (Quarterly)	8/22/2048	CME	USD	1,600,000	83,727	—	83,727
2.94% (Semiannually)	3-Month LIBOR (Quarterly)	8/22/2048	CME	USD	500,000	22,624	—	22,624
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2048	LCH	JPY	427,400,000	(15,345)	(58,699)	43,354
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2048	LCH	GBP	1,200,000	95,855	86,069	9,786
1.75% (Annually)	6-Month EURIBOR (Semiannually)	12/19/2048	LCH	EUR	1,410,000	(81,619)	(77,537)	(4,082)

						$8,517,877	$6,449,795	$2,068,082

Total Swap agreements outstanding at September 30, 2018						$8,907,439	$6,756,259	$2,151,180

101	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$28,311,936	$—	$28,311,936	$—
Asset-Backed Securities	106,510,221	—	105,657,778	852,443
Certificates Of Deposit	11,607,334	—	11,607,334	—
Commercial Paper	10,719,702	—	10,719,702	—
Corporate Bonds	297,662,489	—	297,662,489	—
Foreign Bonds	207,527,026	—	207,527,026	—
Loan Agreements	18,146,135	—	18,146,135	—
Money Market Funds	79,149,221	79,149,221	—	—
Mortgage-Backed Securities	596,309,564	—	594,586,392	1,723,172
Municipal Bonds	6,624,617	—	6,624,617	—
Preferred Stock	183,548	183,548	—	—
Purchased Options:
Call Options	282,816	282,816	—	—
Call Swaptions	1,109,346	—	1,109,346	—
Put Options	38,489	38,489	—	—
Put Swaptions	1,733,347	—	1,733,347	—

Total Purchased Options	3,163,998	321,305	2,842,693	—

Repurchase Agreement	7,400,000	—	7,400,000	—
U.S. Treasury Obligations	384,291,874	—	384,291,874	—

Total Assets — Investments in Securities	$1,757,607,665	$79,654,074	$1,675,377,976	$2,575,615

Other Financial Instruments***
Forward Foreign Currency Contracts	$3,619,159	$—	$3,619,159	$—
Futures Contracts	4,354,337	4,354,337	—	—
Swap Agreements	12,946,325	—	12,946,325	—

Total Assets — Other Financial Instruments	$20,919,821	$4,354,337	$16,565,484	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(8,176,011)	$—	$(8,176,011)	$—
Written Options:
Call Options	(109,776)	(101,297)	(8,479)	—
Call Swaptions	(1,646,564)	—	(1,646,564)	—
Put Options	(265,610)	(27,969)	(237,641)	—
Put Swaptions	(2,659,567)	—	(2,659,567)	—

Total Written Options	(4,681,517)	(129,266)	(4,552,251)	—

Total Liabilities — Investments in Securities	$(12,857,528)	$(129,266)	$(12,728,262)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,889,557)	$—	$(2,889,557)	$—
Futures Contracts	(9,134,662)	(9,134,662)	—	—

See Notes to Schedule of Investments.	102

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Swap Agreements	$(4,038,886)	$—	$(4,038,886)	$—

Total Liabilities — Other Financial Instruments	$(16,063,105)	$(9,134,662)	$(6,928,443)	$—

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended September 30, 2018.

There were no transfers between Level 2 and Level 3 during the period ended September 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended September 30, 2018.

103	See Notes to Schedule of Investments.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.2%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $583,962)	$590,917	$576,961

CORPORATE BONDS — 33.5%
21st Century Fox America, Inc.
4.75%, 09/15/44	623,000	669,700
AbbVie, Inc.
4.70%, 05/14/45	558,000	538,118
AES Corporation
4.88%, 05/15/23	145,000	146,994
Aflac, Inc.
6.45%, 08/15/40	328,000	399,972
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	80,431
Ally Financial, Inc.
8.00%, 11/01/31	177,000	215,276
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	367,236	393,096
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	575,811	594,917
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	267,626	258,649
American Airlines Pass Through Trust, Series 2017-1, Class B
4.95%, 02/15/25Δ	118,463	119,486
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	100,000	96,595
American International Group, Inc.
3.90%, 04/01/26Δ	1,800,000	1,762,547
Anadarko Holding Co.
7.15%, 05/15/28	250,000	281,965
Antares Holdings LP
6.00%, 08/15/23 144A	255,000	256,267
Antero Resources Corporation
5.38%, 11/01/21	125,000	126,913
5.13%, 12/01/22	35,000	35,630
Apple, Inc.
4.38%, 05/13/45	676,000	704,547
3.85%, 08/04/46	367,000	352,826
4.25%, 02/09/47	242,000	247,560
AT&T, Inc.
4.30%, 02/15/30 144A	2,000,000	1,927,661
4.50%, 05/15/35	529,000	495,639
4.30%, 12/15/42	1,242,000	1,079,171
4.75%, 05/15/46	1,153,000	1,057,315
AXA Equitable Holdings, Inc.
5.00%, 04/20/48 144A	1,328,000	1,245,145
Bank of America Corporation
3.50%, 04/19/26	964,000	932,924
6.11%, 01/29/37	900,000	1,038,032
Bank of America NA
6.00%, 10/15/36	1,315,000	1,565,893

	Par	Value
Booking Holdings, Inc.
0.90%, 09/15/21 CONVΔ	$110,000	$130,784
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	869,015
CenturyLink, Inc.
6.88%, 01/15/28Δ	65,000	62,732
Chesapeake Energy Corporation
6.63%, 08/15/20	25,000	26,250
6.88%, 11/15/20	15,000	15,788
4.88%, 04/15/22	70,000	68,338
5.75%, 03/15/23	20,000	19,575
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	170,000	159,375
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,242,159
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48Δ^	533,000	511,691
Continental Airlines Pass Through Trust, Series 1999-2, Class B
7.57%, 03/15/20	45	47
Continental Resources, Inc.
4.50%, 04/15/23	40,000	40,744
3.80%, 06/01/24	125,000	122,737
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	239,399
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	191,000
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,752,754
CVS Health Corporation
5.13%, 07/20/45	240,000	247,629
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	515,113
Dell International LLC
6.02%, 06/15/26 144A	140,000	149,862
8.10%, 07/15/36 144A	180,000	216,556
8.35%, 07/15/46 144A	130,000	162,314
Dillard’s, Inc.
7.00%, 12/01/28	500,000	528,402
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	961,291
Dow Chemical Co.
9.40%, 05/15/39	374,000	571,258
Enable Midstream Partners LP
5.00%, 05/15/44	445,000	401,947
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	404,443
Energy Transfer Partners LP
5.15%, 03/15/45	446,000	422,521
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	629,076
EQT Corporation
3.90%, 10/01/27	1,800,000	1,689,767
Foot Locker, Inc.
8.50%, 01/15/22	425,000	481,313

See Notes to Schedule of Investments.	104

EXTENDED-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Ford Motor Co.
6.63%, 10/01/28	$680,000	$718,828
6.38%, 02/01/29	1,255,000	1,300,431
General Electric Co.
5.88%, 01/14/38	150,000	167,737
General Motors Co.
5.20%, 04/01/45	1,085,000	989,058
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	127,961
5.25%, 03/01/26	250,000	256,560
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	2,755,000	2,617,206
6.75%, 10/01/37	500,000	602,510
Goodyear Tire & Rubber Co.
4.88%, 03/15/27Δ	355,000	327,044
HCA, Inc.
5.38%, 09/01/26	140,000	141,750
7.05%, 12/01/27	500,000	538,750
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	139,181
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	175,000	170,561
Jefferies Group LLC
6.45%, 06/08/27	50,000	54,253
6.25%, 01/15/36	185,000	187,618
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	255,624
5.60%, 07/15/41	1,813,000	2,096,974
KB Home
1.38%, 02/01/19 CONV	80,000	81,486
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	306,632
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,640,565
Lockheed Martin Corporation
4.70%, 05/15/46Δ	903,000	966,426
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	124,000	122,072
Marathon Petroleum Corporation
3.63%, 09/15/24Δ	1,500,000	1,482,179
Masco Corporation
7.75%, 08/01/29	129,000	153,308
6.50%, 08/15/32	15,000	16,479
McDonald’s Corporation
4.88%, 12/09/45	625,000	656,100
MetLife, Inc.
6.40%, 12/15/36Δ	310,000	329,375
5.88%, 02/06/41	300,000	352,386
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	128,860
Microsoft Corporation
4.45%, 11/03/45	595,000	639,714
3.70%, 08/08/46	594,000	569,604
Morgan Stanley
4.75%, 11/16/18(A)	295,000	213,891
3.13%, 08/05/21(C)	235,000	182,092

	Par	Value
3.63%, 01/20/27	$1,500,000	$1,441,939
MPLX LP
4.50%, 04/15/38	809,000	764,904
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	124,894
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	175,000	183,750
Navient Corporation
5.88%, 10/25/24Δ	30,000	29,550
6.75%, 06/15/26	155,000	153,450
5.63%, 08/01/33	1,460,000	1,230,050
New Albertsons LP
6.63%, 06/01/28	35,000	26,688
7.45%, 08/01/29	65,000	53,950
8.70%, 05/01/30	200,000	177,500
8.00%, 05/01/31Δ	370,000	314,500
Newell Brands, Inc.
5.38%, 04/01/36	417,000	402,583
5.50%, 04/01/46	483,000	461,115
NGL Energy Partners LP
6.88%, 10/15/21	15,000	15,281
7.50%, 11/01/23	100,000	100,500
6.13%, 03/01/25	220,000	207,350
Noble Energy, Inc.
5.05%, 11/15/44	600,000	583,271
Nuance Communications, Inc.
1.25%, 04/01/25 CONVΔ	60,000	62,059
1.00%, 12/15/35 CONV	85,000	80,402
Old Republic International Corporation
4.88%, 10/01/24	230,000	236,932
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	98,819
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,622
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,311,558
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	688,116
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	965,110
Quicken Loans, Inc.
5.75%, 05/01/25 144A	60,000	60,225
5.25%, 01/15/28 144A	65,000	60,613
Qwest Corporation
7.25%, 09/15/25	490,000	529,358
6.88%, 09/15/33	1,918,000	1,912,152
Radian Group, Inc.
4.50%, 10/01/24	90,000	88,875
Rockwell Collins, Inc.
4.35%, 04/15/47	236,000	226,125
RPM International, Inc.
2.25%, 12/15/20 CONV	22,000	27,169
Sempra Energy
6.00%, 10/15/39	991,000	1,142,903

105	See Notes to Schedule of Investments.

	Par	Value
Sherwin-Williams Co. (The)
4.50%, 06/01/47Δ	$646,000	$623,776
SM Energy Co.
1.50%, 07/01/21 CONV	80,000	87,967
5.00%, 01/15/24Δ	15,000	14,681
Southern Co.
4.40%, 07/01/46	1,356,000	1,296,753
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	170,000
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	1,032,688
8.75%, 03/15/32	20,000	22,550
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	40,900
Sprint Corporation
7.13%, 06/15/24	15,000	15,600
Tenet Healthcare Corporation
5.13%, 05/01/25	310,000	306,125
Textron, Inc.
6.63%, 04/07/20(U)	160,000	223,228
Time Warner Cable LLC
5.50%, 09/01/41	25,000	24,156
4.50%, 09/15/42	45,000	38,535
Toro Co.
6.63%, 05/01/37	300,000	342,195
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	555,010
Transocean, Inc.
5.80%, 10/15/22	205,000	204,744
6.80%, 03/15/38	20,000	17,400
Tyson Foods, Inc.
4.55%, 06/02/47	357,000	332,993
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	67,002	64,188
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	92,639	93,836
United Rentals North America, Inc.
4.88%, 01/15/28	30,000	28,200
United States Steel Corporation
6.65%, 06/01/37	95,000	85,381
United Technologies Corporation
3.95%, 08/16/25	400,000	398,701
Unum Group
5.75%, 08/15/42	800,000	841,388
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	318,013	341,864
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,624,955
5.25%, 03/16/37	999,000	1,068,306
5.50%, 03/16/47	1,000,000	1,099,082
Visa, Inc.
4.30%, 12/14/45	700,000	725,537

	Par	Value
Walmart, Inc.
3.63%, 12/15/47	$261,000	$244,909
Western Digital Corporation
1.50%, 02/01/24 144A CONV	40,000	37,115
WestRock MWV LLC
7.55%, 03/01/47	515,000	662,674
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	709,088
Windstream Services LLC
7.75%, 10/15/20	25,000	18,500
7.50%, 04/01/23	5,000	2,700
8.75%, 12/15/24 144AΔ	14,000	7,420

Total Corporate Bonds (Cost $71,862,014)		76,160,822

FOREIGN BONDS — 11.7%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	571,000	628,031
New South Wales Treasury Corporation
3.50%, 03/20/19(A)	60,000	43,688

		671,719

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	657,267

Canada — 3.8%
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	515,000	518,883
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C)Ω	3,685,000	2,439,578
Enbridge, Inc.
5.50%, 12/01/46Δ	549,000	615,213
MEG Energy Corporation
7.00%, 03/31/24 144A	340,000	311,950
Province of Ontario Generic Residual STRIP
2.90%, 03/08/29(C)Ω	4,600,000	2,563,699
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C)Ω	3,000,000	2,126,803

		8,576,126

Ireland — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47	160,000	154,072

Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	751,638

Luxembourg — 0.6%
ArcelorMittal
7.00%, 10/15/39	215,000	250,639

See Notes to Schedule of Investments.	106

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.75%, 03/01/41	$975,000	$1,116,003

		1,366,642

Mexico — 1.4%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	128,737
8.46%, 12/18/36(M)	12,000,000	565,916
Mexican Bonos
8.00%, 12/07/23(M)	213,000	1,150,171
10.00%, 12/05/24(M)	35,000	207,471
7.50%, 06/03/27(M)	35,000	182,131
8.50%, 05/31/29(M)	5,000	27,746
7.75%, 05/29/31(M)	10,000	52,338
Petroleos Mexicanos
6.50%, 03/13/27	362,000	370,688
6.35%, 02/12/48 144A	507,000	466,947

		3,152,145

Netherlands — 1.3%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	466,418
5.25%, 05/24/41	632,000	711,033
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	81,700
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	545,478
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	97,650
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,039,821

		2,942,100

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	635,842

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	265,000	33,330
3.75%, 05/25/21(K) 144A	196,000	25,648

		58,978

Saudi Arabia — 0.2%
Saudi Government International Bond
4.50%, 10/26/46 144A	520,000	496,283

Spain — 0.3%
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	524,000	633,864

Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A^	1,188,000	1,119,251

United Kingdom — 2.3%
Barclays PLC
4.38%, 01/12/26	865,000	840,761

	Par	Value
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	$645,000	$645,763
Lloyds Banking Group PLC
4.34%, 01/09/48	1,056,000	921,557
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,761,000	1,712,468
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 3.33%, 01/16/24†	1,197,000	1,200,782

		5,321,331

Total Foreign Bonds (Cost $28,279,914)		26,537,258

MORTGAGE-BACKED SECURITIES — 6.4%
Federal National Mortgage Association
4.50%, 12/01/47	1,112,960	1,149,393
3.50%, 01/01/48	7,857,048	7,738,705
JP Morgan Mortgage Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A†g	2,995,007	2,971,009
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	2,631,688	2,621,769

Total Mortgage-Backed Securities (Cost $14,863,379)		14,480,876

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $188,528)	235,000	225,915

U.S. TREASURY OBLIGATIONS — 44.7%
U.S. Treasury Bill
2.00%, 11/29/18ΩΔ	680,000	677,640

U.S. Treasury Bonds
5.00%, 05/15/37	215,000	272,151
4.63%, 02/15/40	11,876,000	14,564,804
2.88%, 05/15/43	4,176,000	3,949,011
2.50%, 05/15/46	5,000,000	4,361,328
2.75%, 08/15/47	15,577,000	14,269,077
2.75%, 11/15/47	1,639,300	1,501,016

		38,917,387

U.S. Treasury Notes
1.25%, 10/31/19	4,875,000	4,801,114
1.75%, 11/30/19	14,922,000	14,761,126
2.00%, 01/31/20	2,000,000	1,981,211
2.25%, 03/31/20	5,000,000	4,962,987
2.00%, 11/30/22	25,392,000	24,467,579
2.63%, 02/28/23	2,000,000	1,974,610
2.25%, 11/15/27	2,800,000	2,621,282
2.75%, 02/15/28	4,300,000	4,193,089

107	See Notes to Schedule of Investments.

	Par	Value
2.88%, 08/15/28	$2,407,000	$2,370,284

		62,133,282

Total U.S. Treasury Obligations (Cost $105,646,372)		101,728,309

	Shares
COMMON STOCK — 0.0%
Industrials — 0.0%
Arconic, Inc. (Cost $80,543)	2,606	57,358

PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, 07/31/18 CONVΔ	620	38,211
5.75%, 07/31/18 144A CONV	80	47,906
El Paso Energy Capital Trust I
4.75%, 09/13/18 CONV	5,350	251,396

Total Preferred Stocks (Cost $354,717)		337,513

	Shares	Value
MONEY MARKET FUNDS — 2.8%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	5,729,654	$5,729,654
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	695,726	695,726

Total Money Market Funds (Cost $6,425,380)		6,425,380

TOTAL INVESTMENTS — 99.5% (Cost $228,284,809)		226,530,392
Other Assets in Excess of Liabilities — 0.5%		1,117,384

NET ASSETS — 100.0%		$227,647,776

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$576,961	$—	$576,961	$—
Common Stock	57,358	57,358	—	—
Corporate Bonds	76,160,822	—	76,160,822	—
Foreign Bonds	26,537,258	—	26,537,258	—
Money Market Funds	6,425,380	6,425,380	—	—
Mortgage-Backed Securities	14,480,876	—	14,480,876	—
Municipal Bond	225,915	—	225,915	—
Preferred Stocks	337,513	251,396	86,117	—
U.S. Treasury Obligations	101,728,309	—	101,728,309	—

Total Assets — Investments in Securities	$226,530,392	$6,734,134	$219,796,258	$—

Management has determined that the amount of transfers between Level 1 and Level 2 as well as the amount of Level 3 securities compared to total net assets are not material; therefore, the amount of transfers between Level 1 and Level 2 and the reconciliation of Level 3 securities and assumptions are not shown for the period ended September 30, 2018.

See Notes to Schedule of Investments.	108

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 1.1%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.62%, 07/25/36 144A†	$880,000	$824,207
Hertz Vehicle Financing II LP, Series 2016-3A, Class B
3.11%, 07/25/20 144A	309,000	307,983
Hertz Vehicle Financing II LP, Series 2017-1A, Class B
3.56%, 10/25/21 144A	610,000	605,518
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.18%, 01/22/35 144A†g	1,062,575	1,075,567
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 3.08%, 03/15/33 144A†	257,629	257,968
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 2.49%, 03/25/44†	480,000	462,861
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.39%, 07/25/47†	2,997,495	2,397,702

Total Asset-Backed Securities (Cost $5,389,654)		5,931,806

CORPORATE BONDS — 32.5%
Abbott Laboratories
3.75%, 11/30/26	700,000	699,255
Allison Transmission, Inc.
5.00%, 10/01/24 144A	800,000	798,000
4.75%, 10/01/27 144A	210,000	198,713
Ally Financial, Inc.
8.00%, 12/31/18	104,000	105,170
8.00%, 03/15/20	161,000	171,063
5.13%, 09/30/24	920,000	949,900
8.00%, 11/01/31	345,000	419,606
Amazon.com, Inc.
3.88%, 08/22/37	870,000	854,604
American Airlines Pass Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	456,550	466,160
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	1,461,367	1,509,859
American Airlines Pass Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	659,508	637,385
American Airlines Pass Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	245,000	236,657
Anadarko Petroleum Corporation
3.45%, 07/15/24Δ	135,000	130,122
4.50%, 07/15/44	215,000	197,650

	Par	Value
Andeavor Logistics LP
6.38%, 05/01/24	$190,000	$201,875
Antares Holdings LP
6.00%, 08/15/23 144A	415,000	417,062
Antero Resources Corporation
5.38%, 11/01/21	365,000	370,585
5.13%, 12/01/22	475,000	483,550
5.63%, 06/01/23	155,000	159,069
Apple, Inc.
1.55%, 02/07/20	165,000	162,273
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	343,613
4.13%, 08/15/25 144A	274,000	261,670
Avon Products, Inc.
8.95%, 03/15/43	115,000	104,075
Bank of America Corporation
5.49%, 03/15/19	100,000	101,246
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24Δ^	490,000	529,567
4.25%, 10/22/26	100,000	98,954
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28Δ^	860,000	808,130
6.11%, 01/29/37	1,300,000	1,499,380
Barrick North America Finance LLC
5.75%, 05/01/43Δ	1,890,000	2,108,393
Bausch Health Cos., Inc.
9.25%, 04/01/26 144A	60,000	64,875
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 144AΔ	310,000	286,750
Beazer Homes USA, Inc.
7.25%, 02/01/23	3,000	2,970
Berry Petroleum Corporation (Escrow)
6.38%, 09/15/22††† #Δ	60,000	—
Blue Cube Spinco LLC
10.00%, 10/15/25	1,525,000	1,761,375
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	206,250
Booking Holdings, Inc.
0.90%, 09/15/21 CONVΔ	570,000	677,700
Braskem America Finance Co.
7.13%, 07/22/41	2,290,000	2,654,339
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	68,338
California Resources Corporation
8.00%, 12/15/22 144AΔ	1,390,000	1,330,925
Care Capital Properties LP REIT
5.13%, 08/15/26	220,000	215,716
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	328,400
CCO Holdings LLC
5.38%, 05/01/25 144A	380,000	378,100
Celgene Corporation
5.00%, 08/15/45	1,120,000	1,117,114
Centene Corporation
4.75%, 05/15/22	550,000	558,937
6.13%, 02/15/24	200,000	210,500

109	See Notes to Schedule of Investments.

	Par	Value
4.75%, 01/15/25	$260,000	$260,000
CenturyLink, Inc.
5.63%, 04/01/20	295,000	301,269
6.75%, 12/01/23Δ	600,000	624,750
5.63%, 04/01/25Δ	90,000	88,227
7.60%, 09/15/39	490,000	439,775
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	323,554
5.75%, 04/01/48Δ	1,000,000	1,004,164
Chemours Co.
6.63%, 05/15/23	37,000	38,742
Chesapeake Energy Corporation
6.63%, 08/15/20	145,000	152,250
6.88%, 11/15/20	5,000	5,263
6.13%, 02/15/21	665,000	684,950
5.38%, 06/15/21	80,000	80,000
4.88%, 04/15/22	2,570,000	2,508,962
5.75%, 03/15/23	870,000	851,512
5.50%, 09/15/26 CONV	40,000	39,610
Cincinnati Bell, Inc.
7.00%, 07/15/24 144AΔ	355,000	327,488
8.00%, 10/15/25 144A	405,000	379,687
CIT Group, Inc.
5.00%, 08/15/22	412,000	421,270
5.00%, 08/01/23	670,000	685,142
5.25%, 03/07/25	750,000	766,875
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	435,157
3.50%, 05/15/23	1,305,000	1,285,037
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	1,180,000	1,160,825
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24^	1,330,000	1,359,925
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	250,000	252,500
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	347,156
CME Group, Inc.
5.30%, 09/15/43	860,000	992,832
Comcast Corporation
5.15%, 03/01/20	170,000	174,818
3.15%, 03/01/26	1,010,000	954,460
ConocoPhillips
6.50%, 02/01/39Δ	20,000	26,012
Consolidated Communications, Inc.
6.50%, 10/01/22	50,000	47,500
Continental Airlines Pass Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	382,238	404,401
Continental Resources, Inc.
5.00%, 09/15/22	76,000	77,184
4.50%, 04/15/23	525,000	534,758
3.80%, 06/01/24	315,000	309,298
4.90%, 06/01/44	370,000	366,688
Covey Park Energy LLC
7.50%, 05/15/25 144AΔ	1,360,000	1,385,500

	Par	Value
CSC Holdings LLC
5.38%, 02/01/28 144A	$265,000	$253,075
CTR Partnership LP REIT
5.25%, 06/01/25	600,000	586,500
Cummins, Inc.
5.65%, 03/01/98	860,000	930,474
CVS Health Corporation
4.10%, 03/25/25	1,800,000	1,797,715
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,425,238
DAE Funding LLC
4.50%, 08/01/22 144AΔ	365,000	356,788
5.00%, 08/01/24 144A	750,000	735,937
DaVita, Inc.
5.00%, 05/01/25	90,000	86,288
Dell International LLC
4.42%, 06/15/21 144A	610,000	619,578
5.88%, 06/15/21 144A	500,000	516,238
7.13%, 06/15/24 144A	290,000	311,136
6.02%, 06/15/26 144A	260,000	278,315
8.10%, 07/15/36 144A	440,000	529,359
8.35%, 07/15/46 144A	240,000	299,657
Delta Air Lines Pass Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	35,858	39,394
Dillard’s, Inc.
7.75%, 07/15/26	890,000	983,824
DISH DBS Corporation
5.88%, 07/15/22Δ	600,000	587,886
5.00%, 03/15/23Δ	975,000	888,469
5.88%, 11/15/24Δ	1,370,000	1,233,000
7.75%, 07/01/26Δ	2,020,000	1,913,041
DISH Network Corporation
2.38%, 03/15/24 CONV	1,785,000	1,588,800
DJO Finance LLC
8.13%, 06/15/21 144A	830,000	851,787
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	102,737
8.38%, 06/15/32	75,000	94,893
Embarq Corporation
8.00%, 06/01/36	595,000	597,975
Enable Midstream Partners LP
5.00%, 05/15/44	260,000	234,846
Enbridge Energy Partners LP
7.38%, 10/15/45	175,000	232,057
Energy Transfer Partners LP
5.88%, 03/01/22	340,000	360,018
5.00%, 10/01/22	80,000	82,925
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	436,803
EP Energy LLC
9.38%, 05/01/24 144A	110,000	91,300
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,337,561
Evolent Health, Inc.
2.00%, 12/01/21 CONV	95,000	127,853

See Notes to Schedule of Investments.	110

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 144A	$1,220,000	$1,085,800
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	600,000	597,720
First Data Corporation
7.00%, 12/01/23 144A	260,000	271,375
5.00%, 01/15/24 144A	590,000	595,900
FirstEnergy Corporation
7.38%, 11/15/31	185,000	239,325
Ford Motor Co.
6.63%, 10/01/28	850,000	898,535
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	2,942,424
Freeport-McMoRan, Inc.
3.55%, 03/01/22	380,000	368,600
5.45%, 03/15/43	1,670,000	1,528,050
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	791,848
Frontier Communications Corporation
11.00%, 09/15/25Δ	295,000	231,489
7.88%, 01/15/27	405,000	238,950
General Electric Co.
3.15%, 09/07/22	95,000	93,702
6.75%, 03/15/32	30,000	36,329
6.88%, 01/10/39	161,000	201,451
General Motors Co.
5.20%, 04/01/45	210,000	191,431
General Motors Financial Co., Inc.
3.45%, 04/10/22	300,000	295,295
5.25%, 03/01/26	625,000	641,399
Genesis Energy LP
5.63%, 06/15/24	130,000	123,500
GEO Group, Inc. REIT
5.88%, 10/15/24	400,000	385,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	880,693
Gilead Sciences, Inc.
4.00%, 09/01/36	940,000	907,288
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	45,450
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/13/18†	58,000	48,575
Goldman Sachs Group, Inc. (The)
6.75%, 10/01/37	355,000	427,782
5.15%, 05/22/45	810,000	828,477
Goodyear Tire & Rubber Co.
4.88%, 03/15/27Δ	835,000	769,244
7.00%, 03/15/28	690,000	721,050
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	156,300
4.88%, 05/15/26 144A	783,000	752,659
Harris Corporation
5.05%, 04/27/45	870,000	918,746
HCA, Inc.
7.50%, 02/15/22	40,000	43,900

	Par	Value
5.88%, 05/01/23	$30,000	$31,725
5.00%, 03/15/24	50,000	51,375
8.36%, 04/15/24	90,000	102,825
7.69%, 06/15/25	275,000	308,688
7.58%, 09/15/25	715,000	799,012
5.25%, 06/15/26	500,000	515,625
4.50%, 02/15/27	450,000	441,562
7.05%, 12/01/27	20,000	21,550
5.63%, 09/01/28	620,000	624,650
7.50%, 11/06/33	205,000	223,220
7.75%, 07/15/36	120,000	131,400
Hercules LLC
6.50%, 06/30/29	250,000	253,750
Hilton Worldwide Finance LLC
4.63%, 04/01/25	250,000	244,063
4.88%, 04/01/27	720,000	711,526
Intelsat Jackson Holdings SA
5.50%, 08/01/23Δ	330,000	304,838
International Business Machines Corporation
1.63%, 05/15/20	720,000	705,188
International Lease Finance Corporation
6.25%, 05/15/19	75,000	76,470
4.63%, 04/15/21	300,000	306,640
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	918,431
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	430,000	419,093
J.C. Penney Corporation, Inc.
6.38%, 10/15/36	480,000	194,400
7.63%, 03/01/97Δ	815,000	313,775
Jaguar Holding Co. II
6.38%, 08/01/23 144A	190,000	191,900
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	282,563
6.88%, 04/15/22 144A	200,000	202,000
Jefferies Group LLC
6.88%, 04/15/21	270,000	289,755
5.13%, 01/20/23	305,000	315,667
6.45%, 06/08/27	35,000	37,977
6.25%, 01/15/36	1,135,000	1,151,060
6.50%, 01/20/43	510,000	526,814
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	239,025
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24^	260,000	270,075
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	695,625
KB Home
1.38%, 02/01/19 CONV	370,000	376,874
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	84,360
6.95%, 01/15/38	90,000	109,408
Kinder Morgan, Inc.
7.75%, 01/15/32	780,000	987,795
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	199,403

111	See Notes to Schedule of Investments.

	Par	Value
5.20%, 07/15/45	$750,000	$735,750
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	431,750
4.88%, 11/01/26 144A	1,430,000	1,406,762
Lennar Corporation
4.75%, 11/15/22	315,000	317,142
4.75%, 11/29/27Δ	1,000,000	963,750
Leonardo US Holdings, Inc.
6.25%, 01/15/40 144A	143,000	150,150
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	500,000	515,000
Lockheed Martin Corporation
3.80%, 03/01/45	1,090,000	1,024,125
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20Y†††	470,000	—
Masco Corporation
7.75%, 08/01/29	117,000	139,047
6.50%, 08/15/32	47,000	51,633
Match Group, Inc.
5.00%, 12/15/27 144AΔ	970,000	970,097
MBIA Insurance Corporation
13.60%, 01/15/33 144A	435,000	269,156
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	424,481
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	903,350
Morgan Stanley
4.75%, 11/16/18(A)	275,000	199,390
5.75%, 01/25/21	205,000	215,549
3.13%, 08/05/21(C)	535,000	414,551
4.10%, 05/22/23	370,000	372,681
6.25%, 08/09/26	400,000	450,363
4.35%, 09/08/26	940,000	934,300
3.95%, 04/23/27	125,000	120,192
MPLX LP
4.50%, 07/15/23	20,000	20,526
4.88%, 06/01/25	75,000	77,562
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	339,575
5.00%, 10/15/27	1,090,000	1,053,212
Murray Energy Corporation Cash coupon 9.00% or PIK
3.00%, 04/15/24 144A	20,000	13,500
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,498,723
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	415,000	435,750
Navient Corporation
8.00%, 03/25/20	600,000	633,000
5.88%, 03/25/21	320,000	328,794
5.50%, 01/25/23Δ	1,720,000	1,722,150
6.13%, 03/25/24	1,495,000	1,502,475
5.88%, 10/25/24Δ	360,000	354,600
6.75%, 06/15/26	335,000	331,650
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	468,000	472,095

	Par	Value
New Albertsons LP
7.75%, 06/15/26	$410,000	$358,750
6.63%, 06/01/28	70,000	53,375
7.45%, 08/01/29	1,405,000	1,166,150
8.70%, 05/01/30	320,000	284,000
8.00%, 05/01/31Δ	1,310,000	1,113,500
Newell Brands, Inc.
3.85%, 04/01/23	680,000	666,226
4.00%, 12/01/24	445,000	430,744
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,011,106
Newmont Mining Corporation
4.88%, 03/15/42	575,000	561,652
NGL Energy Partners LP
6.88%, 10/15/21	50,000	50,938
7.50%, 11/01/23	785,000	788,925
6.13%, 03/01/25	740,000	697,450
NGPL PipeCo LLC
4.38%, 08/15/22 144A	600,000	607,500
7.77%, 12/15/37 144A	200,000	246,000
Noble Holding International, Ltd.
7.88%, 02/01/26 144A	215,000	223,869
NRG Energy, Inc.
7.25%, 05/15/26	230,000	250,700
NRG REMA LLC
9.68%, 07/02/26	185,973	132,041
Nuance Communications, Inc.
1.25%, 04/01/25 CONVΔ	155,000	160,319
1.50%, 11/01/35 CONV	5,000	5,091
1.00%, 12/15/35 CONV	1,430,000	1,352,650
Oasis Petroleum, Inc.
6.88%, 03/15/22	313,000	318,862
6.88%, 01/15/23	95,000	96,781
Old Republic International Corporation
4.88%, 10/01/24	520,000	535,673
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	749,859
ONEOK Partners LP
4.90%, 03/15/25	60,000	62,360
6.20%, 09/15/43	20,000	22,489
Outfront Media Capital LLC
5.25%, 02/15/22	70,000	71,138
5.88%, 03/15/25	170,000	172,338
Owens Corning
7.00%, 12/01/36	1,043,000	1,191,524
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A	1,500,000	1,490,625
Pactiv LLC
8.38%, 04/15/27	200,000	217,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	904,810
Pride International, Inc.
7.88%, 08/15/40	270,000	257,850
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,621,875

See Notes to Schedule of Investments.	112

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.38%, 05/15/33	$470,000	$453,602
6.00%, 02/15/35	180,000	170,550
QEP Resources, Inc.
5.38%, 10/01/22	315,000	317,363
5.25%, 05/01/23	1,500,000	1,468,125
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,895,000	1,902,106
5.25%, 01/15/28 144A	140,000	130,550
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	226,142
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,117,524
Radian Group, Inc.
4.50%, 10/01/24	225,000	222,188
Range Resources Corporation
5.00%, 08/15/22	520,000	516,750
5.00%, 03/15/23	1,450,000	1,428,250
4.88%, 05/15/25Δ	240,000	228,300
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	546,815
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	58,147	58,365
5.13%, 07/15/23 144A	940,000	936,475
Rovi Corporation
0.50%, 03/01/20 CONV	985,000	939,671
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	58,043
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,344
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,262,219
SM Energy Co.
1.50%, 07/01/21 CONV	235,000	258,404
5.00%, 01/15/24Δ	40,000	39,150
Southern Copper Corporation
5.25%, 11/08/42Δ	1,210,000	1,227,440
Southwestern Energy Co.
6.20%, 01/23/25Δ	280,000	278,950
Spectrum Brands, Inc.
5.75%, 07/15/25	910,000	923,650
Springleaf Finance Corporation
6.13%, 05/15/22	1,165,000	1,207,231
8.25%, 10/01/23	55,000	60,913
6.88%, 03/15/25	525,000	525,000
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,886,487
8.75%, 03/15/32	765,000	862,537
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	671,175
Sprint Corporation
7.88%, 09/15/23	680,000	735,250
Targa Resources Partners LP
4.25%, 11/15/23	430,000	421,937
6.75%, 03/15/24	1,050,000	1,111,687
5.13%, 02/01/25	60,000	60,750
5.88%, 04/15/26 144A	870,000	901,537

	Par	Value
5.38%, 02/01/27Δ	$50,000	$50,250
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	413,075
Tenet Healthcare Corporation
7.50%, 01/01/22 144A	400,000	419,000
8.13%, 04/01/22	20,000	21,151
6.75%, 06/15/23Δ	285,000	285,000
5.13%, 05/01/25	950,000	938,125
6.88%, 11/15/31	115,000	103,523
Textron, Inc.
6.63%, 04/07/20(U)	130,000	181,373
Time Warner Cable LLC
8.75%, 02/14/19	190,000	193,943
8.25%, 04/01/19	40,000	41,027
5.50%, 09/01/41	60,000	57,975
4.50%, 09/15/42	105,000	89,915
Time Warner, Inc.
4.00%, 01/15/22	50,000	50,593
TransDigm, Inc.
6.50%, 07/15/24	199,000	204,373
6.50%, 05/15/25	195,000	199,144
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,364,250	1,393,240
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	429,462
6.80%, 03/15/38Δ	80,000	69,600
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	100,875
5.88%, 06/15/24	5,000	4,981
TRU Taj LLC
11.00%, 01/22/19 144A	145,000	152,250
United Airlines Pass Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	157,934	151,299
United Airlines Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	148,952	156,586
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	201,389	203,992
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	64,674	65,011
United Rentals North America, Inc.
5.75%, 11/15/24	540,000	557,577
4.63%, 10/15/25	150,000	145,875
5.50%, 05/15/27	890,000	882,212
4.88%, 01/15/28	445,000	418,300
United States Steel Corporation
6.65%, 06/01/37	760,000	683,050
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	219,433	235,891
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	383,475	400,731

113	See Notes to Schedule of Investments.

	Par	Value
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	$185,125	$189,669
Valvoline, Inc.
4.38%, 08/15/25	650,000	605,312
Vantiv LLC
4.38%, 11/15/25 144A	625,000	596,094
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	130,000	127,179
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	390,000	376,756
Wells Fargo & Co.
4.48%, 01/16/24	124,000	127,054
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25^	240,000	252,754
Western Digital Corporation
1.50%, 02/01/24 144A CONV	100,000	92,787
WestRock MWV LLC
8.20%, 01/15/30	145,000	188,670
7.95%, 02/15/31	45,000	58,226
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	496,633
6.95%, 10/01/27	55,000	64,601
7.38%, 03/15/32	370,000	469,033
6.88%, 12/15/33	490,000	599,057
Whiting Petroleum Corporation
5.75%, 03/15/21	420,000	432,075
6.25%, 04/01/23	980,000	1,016,750
6.63%, 01/15/26Δ	615,000	641,906
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,425
Williams Cos., Inc. (The)
7.50%, 01/15/31	60,000	73,123
5.75%, 06/24/44	440,000	472,488
Windstream Services LLC
10.50%, 06/30/24 144A	255,000	219,300
9.00%, 06/30/25 144A	530,000	412,075
WPX Energy, Inc.
8.25%, 08/01/23	430,000	490,200
XPO Logistics, Inc.
6.50%, 06/15/22 144A	14,000	14,508
6.13%, 09/01/23 144A	490,000	509,600
ZF North America Capital, Inc.
4.75%, 04/29/25 144A	550,000	550,613

Total Corporate Bonds (Cost $172,206,048)		178,657,045

FOREIGN BONDS — 31.4%
Argentina — 1.3%
Argentina POM Politica Monetaria
(Floating, Argentina Blended Historical Policy Rate + 0.00%), 43.08%, 06/21/20(ZA) †	5,680,000	163,847
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	91,281,000	1,768,570
Argentine Republic Government International Bond
6.88%, 04/22/21	310,000	297,212

	Par	Value
7.50%, 04/22/26	$850,000	$759,900
7.63%, 04/22/46	950,000	774,022
Pampa Energia SA
7.50%, 01/24/27 144A	1,810,000	1,610,176
Provincia de Buenos Aires
7.88%, 06/15/27 144A	780,000	652,478
YPF SA
8.50%, 03/23/21 144A	980,000	991,025

		7,017,230

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	530,816

Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	374,162

Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	25,097	6,283,734
10.00%, 01/01/27(B)	927	211,104
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,366,595
4.63%, 01/13/28	1,000,000	917,260
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A^	1,060,000	985,800
Ultrapar International SA
5.25%, 10/06/26 144AΔ	420,000	390,604
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	690,391

		10,845,488

Canada — 1.8%
1011778 BC ULC
5.00%, 10/15/25 144A	40,000	38,400
Bausch Health Cos., Inc.
7.50%, 07/15/21 144A	20,000	20,425
5.50%, 03/01/23 144AΔ	270,000	260,888
5.88%, 05/15/23 144A	10,000	9,788
6.13%, 04/15/25 144AΔ	1,470,000	1,400,175
5.50%, 11/01/25 144A	380,000	381,425
Baytex Energy Corporation
5.13%, 06/01/21 144A	110,000	108,900
5.63%, 06/01/24 144A	110,000	105,600
Bombardier, Inc.
6.00%, 10/15/22 144AΔ	1,200,000	1,209,048
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	275,625
7.50%, 04/01/25 144A	650,000	619,125
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	470,000	490,918
Hudbay Minerals, Inc.
7.63%, 01/15/25 144AΔ	1,220,000	1,265,750

See Notes to Schedule of Investments.	114

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MEG Energy Corporation
6.38%, 01/30/23 144A	$45,000	$41,175
7.00%, 03/31/24 144A	635,000	582,612
Methanex Corporation
5.25%, 03/01/22	75,000	76,837
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C)Ω	2,600,000	1,815,843
2.90%, 03/08/29(C)Ω	2,400,000	1,337,582
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	60,750

		10,100,866

Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	210,921

China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	310,000	313,875
4.50%, 03/15/23 144A	260,000	254,475
5.50%, 02/15/24 144A	1,160,000	1,191,900

		1,760,250

Colombia — 1.6%
Colombia Government International Bond
5.63%, 02/26/44	4,427,000	4,770,092
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,197
Ecopetrol SA
5.88%, 09/18/23	190,000	202,920
4.13%, 01/16/25	920,000	894,700
5.38%, 06/26/26	80,000	82,700
Millicom Internatinal Cellular
5.13%, 01/15/28 144A	1,820,000	1,681,225
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	1,190,000	1,211,420

		8,852,254

Ecuador — 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 144A	810,000	809,554

France — 1.0%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	200,000	222,778
Altice France SA
5.63%, 05/15/24(E) 144A	160,000	194,581
5.63%, 05/15/24(E)	500,000	608,065
7.38%, 05/01/26 144A	1,100,000	1,104,125
BNP Paribas SA
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144AΔ^	300,000	302,775

	Par	Value
Burger King France SAS
(Floating, Euribor 3M + 5.25%), 5.25%, 05/01/23(E) 144A †	$130,000	$153,138
6.00%, 05/01/24(E) 144A	120,000	148,277
Europcar Mobility Group
5.75%, 06/15/22(E) 144A	810,000	969,793
Hercule Debtco S.a.r.l.
Cash coupon 6.75% or PIK
7.50%, 06/30/24(E) 144A	480,000	544,447
XLIT, Ltd.
6.38%, 11/15/24	585,000	653,698
6.25%, 05/15/27	640,000	726,565

		5,628,242

Germany — 0.8%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	1,530,000	1,878,644
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	210,000	208,425
Cash coupon 4.75% or PIK
5.50%, 09/15/26 144A	210,000	198,450
KME AG
6.75%, 02/01/23(E) 144A	670,000	767,402
Nidda BondCo GmbH
5.00%, 09/30/25(E)Δ	710,000	818,818
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	480,000	552,578

		4,424,317

Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144A	900,000	904,237
10.75%, 10/14/30 144A	540,000	674,034

		1,578,271

Greece — 0.0%
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	74,790

Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	760,000	715,350

Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	496,929
6.25%, 01/19/27 144A	620,000	639,437

		1,136,366

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	928,820

115	See Notes to Schedule of Investments.

	Par	Value
Indonesia — 1.4%
Indonesia Government International Bond
5.88%, 01/15/24 144A	$400,000	$429,524
6.63%, 02/17/37	2,125,000	2,491,492
5.25%, 01/17/42 144A	2,710,000	2,770,349
Indonesia Treasury Bond
7.00%, 05/15/27(I)	30,479,000,000	1,897,076

		7,588,441

Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	294,589
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	248,125
7.25%, 05/15/24 144A	460,000	483,000
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	234,404
4.42%, 11/15/35	569,000	536,461

		1,796,579

Italy — 1.9%
Enel SpA
(Variable, GBP Swap Rate 5Y + 5.66%), 7.75%, 09/10/75(U)^	440,000	624,776
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21(E)^	770,000	920,343
Italy Buoni Poliennali Del Tesoro
2.05%, 08/01/27(E)	4,000,000	4,321,405
Nexi Capital SpA
4.13%, 11/01/23(E) 144A	870,000	1,021,015
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	704,275
6.00%, 09/30/34	200,000	191,500
Telecom Italia SpA
5.30%, 05/30/24 144A	1,800,000	1,759,500
UniCredit SpA
(Variable, EUR Swap Rate 5Y + 6.39%), 6.63%, 06/03/23(E)^	700,000	804,600

		10,347,414

Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 144A Δ STEP	721,500	683,996

Jersey — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144AΔ	740,000	661,375
Delphi Technologies PLC
5.00%, 10/01/25 144A	290,000	273,688
LHC3 PLC
Cash coupon 4.13% or PIK
4.88%, 08/15/24(E)	660,000	767,476

		1,702,539

Kazakhstan — 0.4%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	509,650

	Par	Value
6.38%, 10/24/48 144A	$560,000	$589,445
KazTransGas JSC
4.38%, 09/26/27 144A	880,000	841,068

		1,940,163

Kenya — 0.3%
Kenya Government International Bond
6.88%, 06/24/24 144A	1,180,000	1,185,428
7.25%, 02/28/28 144A	200,000	195,264

		1,380,692

Luxembourg — 0.6%
Altice Luxembourg SA
7.75%, 05/15/22 144AΔ	660,000	643,500
ArcelorMittal
5.50%, 03/01/21	30,000	31,149
7.00%, 10/15/39	510,000	594,538
6.75%, 03/01/41	690,000	789,787
Eurofins Scientific SE
(Variable, 7.01% - Euribor 3M), 4.88%, 04/29/23(E)^	780,000	964,140

		3,023,114

Mexico — 3.9%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144AΔ^	260,000	261,368
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A^	880,000	804,100
Mexican Bonos
6.50%, 06/09/22(M)	458,031	2,351,270
8.00%, 12/07/23(M)	415,000	2,240,942
10.00%, 12/05/24(M)	315,000	1,867,243
7.50%, 06/03/27(M)	1,549,000	8,060,611
8.50%, 05/31/29(M)	20,000	110,985
7.75%, 05/29/31(M)	30,000	157,013
7.75%, 11/13/42(M)	631,600	3,251,454
Mexichem SAB de CV
5.88%, 09/17/44 144A	1,530,000	1,471,936
Petroleos Mexicanos
5.50%, 01/21/21	750,000	775,433

		21,352,355

Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144AΔ	550,000	566,293
4.50%, 10/22/25 144A	520,000	501,150

		1,067,443

Netherlands — 2.9%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	1,067,343
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	403,750

See Notes to Schedule of Investments.	116

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 09/30/26 144A	$250,000	$269,688
CBR Fashion Finance BV
5.13%, 10/01/22(E)	540,000	531,706
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	986,124
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,622,864
4.13%, 01/15/20 144A	540,000	544,011
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	255,313
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	571,677
Myriad International Holdings BV
4.85%, 07/06/27 144A	1,670,000	1,648,791
OCI NV
6.63%, 04/15/23 144A	840,000	872,550
Petrobras Global Finance BV
4.38%, 05/20/23Δ	250,000	238,075
6.25%, 03/17/24	3,860,000	3,882,195
6.88%, 01/20/40	106,000	98,898
5.63%, 05/20/43	275,000	223,781
Syngenta Finance NV
4.44%, 04/24/23 144AΔ	920,000	915,326
UPC Holding BV
5.50%, 01/15/28 144A	710,000	675,615
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	250,313
VEON Holdings BV
7.50%, 03/01/22	200,000	214,616
7.50%, 03/01/22 144A	630,000	676,040

		15,948,676

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,604,745

Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	431,134
7.63%, 11/28/47 144A	1,310,000	1,257,286

		1,688,420

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19(K) 144A	172,000	21,634
3.75%, 05/25/21(K) 144A	129,000	16,880

		38,514

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,762

	Par	Value
Peru — 0.6%
Peruvian Government International Bond
6.55%, 03/14/37	$890,000	$1,128,075
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	2,330,000	2,295,050

		3,423,125

Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	203,857

Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	204,924

Russia — 1.7%
Russian Federal Bond - OFZ
8.15%, 02/03/27(Q)	257,799,000	3,887,000
7.05%, 01/19/28(Q)	385,541,000	5,392,810

		9,279,810

Saudi Arabia — 0.2%
Saudi Government International Bond
2.38%, 10/26/21 144AΔ	395,000	381,793
3.25%, 10/26/26 144A	875,000	823,992

		1,205,785

Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	991,924

South Africa — 0.9%
Republic of South Africa Government Bond
6.50%, 02/28/41(S)	68,700,000	3,386,358
Republic of South Africa Government International Bond
5.88%, 06/22/30Δ	1,320,000	1,315,224

		4,701,582

Spain — 0.2%
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	77,111
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	710,000	785,086
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24(E) 144A†	260,000	290,907

		1,153,104

Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	900,000	886,528

117	See Notes to Schedule of Investments.

	Par	Value
Switzerland — 0.1%
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A^	$330,000	$340,313

Turkey — 1.2%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	2,640,000	2,321,067
Turkey Government Bond
10.60%, 02/11/26(T)	17,580,000	1,998,290
Turkey Government International Bond
6.00%, 03/25/27	2,190,000	1,999,084
4.88%, 04/16/43	500,000	365,835

		6,684,276

United Arab Emirates — 0.2%
DP World, Ltd.
5.63%, 09/25/48 144A	1,350,000	1,340,005

United Kingdom — 3.0%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	195,247
Barclays Bank PLC
7.63%, 11/21/22	1,660,000	1,802,552
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E)^	300,000	354,574
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	322,067
Garfunkelux Holdco 3 SA
7.50%, 08/01/22(E)	680,000	779,290
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	326,424
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25^	600,000	596,250
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	760,000	999,377
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	511,650
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	413,741
Lloyds Banking Group PLC
4.34%, 01/09/48	1,581,000	1,379,717
Monitchem Holdco 2 SA
6.88%, 06/15/22(E)	220,000	231,528
Pinewood Finco PLC
3.75%, 12/01/23(U) 144A	780,000	1,020,955
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	810,000	1,089,505
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	142,223
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,963,507
6.00%, 12/19/23	275,000	286,407

	Par	Value
(Variable, EUR Swap Rate 5Y + 2.65%), 3.63%, 03/25/24(E) ^	$547,000	$644,013
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U)^	390,000	535,202
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	377,619
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	325,211
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	273,133	407,781
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	581,358	841,008
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	393,963
Virgin Media Secured Finance PLC
5.50%, 01/15/25(U)	378,000	506,860
5.50%, 08/15/26 144A	200,000	198,000

		16,644,671

Total Foreign Bonds (Cost $192,898,856)		172,214,454

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.3%
Brazil — 0.3%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50(B) (Cost $2,573,635)	2,063,000	1,616,228

LOAN AGREEMENTS — 3.0%
1011778 B.C. Unlimited Liability Co. Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.49%, 02/16/24†	206,554	206,916
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.38%, 04/28/22†	293,239	289,103
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.16%, 12/14/23†	198,000	197,217
American Airlines, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.98%, 06/27/25†	975,019	958,044
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 2M + 2.25%, 0.75% Floor), 4.45%, 04/06/24†	16,014	16,041
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.47%, 04/06/24†	23,580	23,618

See Notes to Schedule of Investments.	118

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Builders & Contractors Supply Co., Inc. Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.24%, 10/31/23†	$535,407	$534,553
Avolon TLB Borrower 1 (US) LLC Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.17%, 01/15/25†	376,207	377,817
Bausch Health Companies Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 5.10%, 06/02/25†	349,435	351,603
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.38%, 01/02/25†	447,750	447,562
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 2M + 2.00%), 4.19%, 10/01/22†	232,322	233,081
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.49%, 05/20/24†	379,341	382,275
CBS Radio, Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.96%, 11/18/24†	456,550	453,573
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 01/31/25†	188,252	187,169
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.25%, 04/30/25†	159,973	160,391
CSC Holdings LLC March 2017 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.41%, 07/17/25†	259,219	259,650
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.25%, 09/07/23†	476,499	478,029
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.21%, 04/26/24†	499,476	500,455
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.14%, 10/30/22†	380,000	382,546
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 11/30/23†	676,557	677,934
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.97%, 10/25/23†	522,266	525,204

	Par	Value
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 4.74%, 08/18/22†	$348,201	$348,894
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.43%, 02/22/24†	150,000	150,594
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.14%, 06/07/23†	142,916	143,379
ON Semiconductor Corporation 2018 New Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.99%, 03/31/23†	320,535	321,357
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.75% Floor), 5.00%, 08/19/22†	73,803	74,423
(Floating, ICE LIBOR USD 3M + 2.75%, 1.75% Floor), 5.28%, 08/19/22†	72,964	73,576
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 5.59%, 01/26/23†	401,759	326,883
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.12%, 03/11/22†	967,500	846,892
Post Holdings, Inc. Series A Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.22%, 05/24/24†	435,589	436,288
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 05/02/22†	894,716	899,888
Quikrete Holdings, Inc. Initial Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 11/15/23†	145,650	146,151
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.99%, 02/05/23†	616,836	620,305
TDC A/S Facility B1
(Floating, ICE LIBOR USD 1M + 3.50%), 3.50%, 06/04/25†	820,000	959,797
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 04/10/23†	236,605	237,419

119	See Notes to Schedule of Investments.

	Par	Value
Unitymedia Hessen GmbH & Co. KG Facility B
(Floating, ICE LIBOR USD 1M + 2.25%), 4.41%, 09/30/25†	$590,000	$591,218
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.99%, 03/15/24†	718,613	700,198
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.66%, 01/15/26†	416,456	416,639
Virgin Media Bristol LLC K Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 4.66%, 01/15/26†	175,000	175,487
Vistra Operations Co. LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.24%, 08/04/23†	25,291	25,354
Western Digital Corporation U.S. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 3.99%, 04/29/23†	280,504	281,381
XPO Logistics, Inc. Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 4.23%, 02/24/25†	380,000	382,470
Ziggo Secured Finance Partnership Term Loan E Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 4.66%, 04/15/25†	650,000	639,031

Total Loan Agreements (Cost $16,705,176)		16,440,405

MORTGAGE-BACKED SECURITIES — 3.9%
Commercial Mortgage Trust, Series 2007-CD4, Class AJ
5.40%, 12/11/49	3,645	2,681
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	121,187	88,951
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	94,401	91,676
CSMC Mortgage Pass Through Certificates, Series 2018-PLUM, Class A
5.36%, 08/15/20	1,800,000	1,802,293
CSMC, Series 2015-2R, Class 3A2
2.27%, 04/27/36 144A†g	729,605	556,736
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 2.60%, 2.60% Floor), 4.82%, 05/25/24†	1,380,058	1,464,142
Fannie Mae Connecticut Avenue Securities, Series 2015-C03
(Floating, ICE LIBOR USD 1M + 5.00%), 7.22%, 07/25/25†	297,857	340,097

	Par	Value
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3
(Floating, ICE LIBOR USD 1M + 4.70%, 4.70% Floor), 6.92%, 04/25/28†	$830,000	$992,051
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 7.17%, 07/25/29†	1,060,000	1,225,857
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.37%, 10/25/29†	560,000	658,726
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3
(Floating, ICE LIBOR USD 1M + 2.50%), 4.72%, 03/25/30†	1,590,000	1,665,853
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 5.91%, 09/15/31 144A†	2,220,000	2,226,551
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 3.32%, 08/25/36†	630,000	617,644
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.10%, 02/15/51†g	5,712	5,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 10.37%, 06/15/35 144A†	2,500,000	2,501,427
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, ICE LIBOR USD 1M + 7.22%, 7.22% Floor), 9.35%, 09/15/20 144A†	482,546	484,001
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, ICE LIBOR USD 1M + 6.90%, 6.90% Floor), 9.31%, 09/15/28 144A†	767,900	774,138
LSTAR Securities Investment Trust, Series 2018-2, Class A2
(Floating, ICE LIBOR USD 1M + 2.50%), 4.58%, 04/01/23 144A†	1,790,000	1,790,456
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 2.58%, 07/26/45 144A†	549,410	337,246

See Notes to Schedule of Investments.	120

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	$ 610,000	$ 597,038
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	800,000	744,500
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class C
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 3.93%, 11/15/29 144A†	2,337,973	2,339,269

Total Mortgage-Backed Securities (Cost $20,589,395)		21,307,065

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $128,361)	160,000	153,814

Number of Contracts		Notional Amount
PURCHASED OPTION — 0.0%
Put Option — 0.0%
Hungarian Forint vs.
U.S. Dollar, Strike Price $275.00, Expires 10/09/18 (CITI) (Premiums paid $19,443)	3,790,000	$3,790,000	5,741

		Par
U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bills
2.00%, 11/29/18ΩΔ		$8,000,000	7,972,236
2.18%, 04/25/19Ω		3,500,000	3,453,186

			11,425,422

U.S. Treasury Bonds
3.50%, 02/15/39		860,000	906,309
4.25%, 05/15/39		40,000	46,661
3.88%, 08/15/40		30,000	33,319
2.75%, 08/15/42		120,000	111,162
3.13%, 02/15/43		9,716,000	9,600,812
2.88%, 05/15/43		120,000	113,477
3.00%, 05/15/45		40,000	38,606
3.00%, 11/15/45		920,000	887,477
2.50%, 05/15/46		820,000	715,258
2.25%, 08/15/46		960,000	792,975
2.88%, 11/15/46		2,120,000	1,994,291
3.00%, 05/15/47		80,000	77,067
2.75%, 08/15/47		120,000	109,924
3.13%, 05/15/48		60,000	59,215

			15,486,553

U.S. Treasury Notes
1.50%, 12/31/18		5,875,000	5,864,475
1.25%, 03/31/19		10,000,000	9,941,995
1.25%, 06/30/19Δ		3,000,000	2,971,583

	Par	Value
1.63%, 06/30/19	$ 10,000	$ 9,934
1.25%, 10/31/19	110,000	108,333
3.63%, 02/15/21	14,549,000	14,802,465
1.88%, 01/31/22	710,000	686,883
2.00%, 02/15/22	120,000	116,550
1.63%, 08/15/22	17,580,000	16,747,007
2.75%, 02/15/24	6,650,000	6,580,514
2.25%, 11/15/24	20,630,000	19,774,577
2.00%, 02/15/25	100,000	94,201
1.63%, 02/15/26	180,000	163,371
1.63%, 05/15/26	470,000	425,240
2.00%, 11/15/26	1,220,000	1,128,905

		79,416,033

Total U.S. Treasury Obligations (Cost $108,006,058)		106,328,008

	Shares
COMMON STOCKS — 0.9%
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	895,853

Energy — 0.0%
Berry Petroleum Corporation	2,350	41,407
Blue Ridge Mountain Resources, Inc.*	24,163	120,815
Hercules Offshore, Inc.Y†††Δ*	46,644	13,154

		175,376

Financials — 0.0%
Tricer Holdco SCAY††† *	4,654	17,034

Health Care — 0.2%
Bristol-Myers Squibb Co.	15,400	956,032

Industrials — 0.1%
Arconic, Inc.	14,757	324,801

Information Technology — 0.4%
Corning, Inc.	70,534	2,489,850

Total Common Stocks (Cost $5,684,813)		4,858,946

PREFERRED STOCKS — 0.4%
Bank of America Corporation
7.25%, 09/28/18 CONV	602	779,139
Chesapeake Energy Corporation
5.00%, 07/31/18 CONVΔ	3,950	243,439
5.75%, 07/31/18 CONV	30	17,965
5.75%, 07/31/18 CONV	780	490,690
5.75%, 07/31/18 144A CONV	50	29,941
4.50%, 08/30/18 CONVΔ	1,229	66,243
El Paso Energy Capital Trust I
4.75%, 09/13/18 CONVΔ	11,315	531,692
iStar, Inc. REIT
4.50%, 08/31/18 CONV	50	2,386

121	See Notes to Schedule of Investments.

	Shares	Value
Tricer Holdco SCA
0.00%, 12/31/49Y †††	2,233,838	$22,338

Total Preferred Stocks (Cost $2,020,836)		2,183,833

MONEY MARKET FUNDS — 7.0%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	26,784,689	26,784,689
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	11,075,526	11,075,526
Northern Institutional U.S. Government Portfolio, 1.87%Ø	789,829	789,829

Total Money Market Funds (Cost $38,650,044)		38,650,044

TOTAL INVESTMENTS — 99.9% (Cost $564,872,319)		548,347,389
Other Assets in Excess of Liabilities — 0.1%		487,959

NET ASSETS — 100.0%		$548,835,348

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2018	(3)	$(607,183)	GSC	$2,237
Euro-Bund	12/2018	(98)	(18,067,588)	GSC	147,513
10-Year U.S. Treasury Note	12/2018	73	8,671,031	GSC	(122,829)
2-Year U.S. Treasury Note	12/2018	3	632,203	GSC	(2,338)
5-Year U.S. Treasury Note	12/2018	120	13,497,188	GSC	(122,601)
90-Day Eurodollar	12/2019	324	78,456,600	GSC	(274,470)

Total Futures Contracts outstanding at September 30, 2018			$82,582,251		$(372,488)

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/18	British Pounds	1,593,751	U.S. Dollars	2,114,589	CITI	$35,582
10/18/18	U.S. Dollars	3,013,610	Polish Zloty	11,160,000	CITI	14,578
10/18/18	Brazilian Reals	2,539,000	U.S. Dollars	640,709	CITI	12,903
10/18/18	Polish Zloty	11,160,000	U.S. Dollars	3,038,719	CITI	10,531
10/18/18	Euro	3,200,000	U.S. Dollars	3,729,315	BAR	8,560
10/18/18	Australian Dollars	293,200	U.S. Dollars	216,580	BAR	4,612
10/18/18	Australian Dollars	206,800	U.S. Dollars	154,070	BAR	4,564
10/18/18	U.S. Dollars	870,351	Euro	750,000	BAR	1,701
10/18/18	U.S. Dollars	32,510	Polish Zloty	120,000	BAR	51

Subtotal Appreciation						$93,082

10/18/18	U.S. Dollars	353,364	Euro	300,000	CITI	$(4,543)
10/18/18	U.S. Dollars	353,730	Euro	300,000	CITI	(4,909)
11/16/18	U.S. Dollars	1,515,181	Indian Rupees	110,000,000	CITI	(10,574)
10/18/18	British Pounds	1,200,000	U.S. Dollars	1,554,282	BAR	(11,087)

See Notes to Schedule of Investments.	122

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/18/18	Euro	800,000	U.S. Dollars	919,060	BAR	$(11,129)
10/18/18	U.S. Dollars	3,953,752	Mexican Pesos	74,000,000	CITI	(12,041)
10/18/18	Euro	680,000	U.S. Dollars	772,292	BAR	(18,368)
10/18/18	U.S. Dollars	5,686,443	Euro	4,860,000	CITI	(35,545)
10/18/18	Mexican Pesos	37,234,921	U.S. Dollars	1,941,999	CITI	(41,370)
10/18/18	Russian Rubles	64,370,000	U.S. Dollars	937,518	CITI	(43,153)
10/18/18	U.S. Dollars	1,840,595	Indonesian Rupiahs	26,810,100,000	BAR	(46,463)
10/18/18	Mexican Pesos	36,570,000	U.S. Dollars	1,865,816	CITI	(82,135)
10/18/18	South African Rand	14,380,000	U.S. Dollars	926,248	CITI	(88,136)
10/18/18	Mexican Pesos	71,270,000	U.S. Dollars	3,701,184	CITI	(95,110)
10/18/18	U.S. Dollars	857,725	Turkish Lira	4,332,800	CITI	(148,272)
10/18/18	U.S. Dollars	17,586,125	Euro	14,917,940	CITI	(240,498)
10/17/18	U.S. Dollars	6,080,606	Indian Rupees	423,117,535	BAR	(263,427)
10/18/18	U.S. Dollars	30,987,538	Japanese Yen	3,448,975,000	BAR	(591,415)

Subtotal Depreciation						$(1,748,175)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$(1,655,093)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$5,931,806	$—	$5,931,806	$—
Common Stocks:
Energy	175,376	162,222	—	13,154
Financials	17,034	—	—	17,034
Other^^	4,666,536	4,666,536	—	—

Total Common Stocks	4,858,946	4,828,758	—	30,188

Corporate Bonds	178,657,045	—	178,657,045	—
Foreign Bonds	172,214,454	—	172,214,454	—
Foreign Government Inflation-Linked Bond	1,616,228	—	1,616,228	—
Loan Agreements	16,440,405	—	16,440,405	—
Money Market Funds	38,650,044	38,650,044	—	—
Mortgage-Backed Securities	21,307,065	—	21,307,065	—
Municipal Bond	153,814	—	153,814	—
Preferred Stocks	2,183,833	1,310,831	850,664	22,338
Purchased Option:
Put Option	5,741	—	5,741	—
U.S. Treasury Obligations	106,328,008	—	106,328,008	—

Total Assets — Investments in Securities	$548,347,389	$44,789,633	$503,505,230	$52,526

123	See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$93,082	$—	$93,082	$—
Futures Contracts	149,750	149,750	—	—

Total Assets — Other Financial Instruments	$242,832	$149,750	$93,082	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,748,175)	$—	$(1,748,175)	$—
Futures Contracts	(522,238)	(522,238)	—	—

Total Liabilities — Other Financial Instruments	$(2,270,413)	$(522,238)	$(1,748,175)	$—

^^ Classifications as defined in the Schedule of Investments.

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” and “Forwards Foreign Currency Contracts outstanding” disclosures.

Management has determined that the amount of transfers between Level 1, Level 2 and Level 3 compared to total net assets is not material; therefore, the amount of transfers between Level 1, Level 2 and Level 3 is not shown for the period ended September 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2018.

See Notes to Schedule of Investments.	124

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 41.3%
Communication Services — 1.8%
Activision Blizzard, Inc.	1,339	$111,392
Alphabet, Inc. Class A*	3,054	3,686,422
Alphabet, Inc. Class C*	566	675,504
AT&T, Inc.	19,889	667,873
Cable One, Inc.Δ	120	106,033
CBS Corporation Class B (Non-Voting Shares)	817	46,937
CenturyLink, Inc.	2,272	48,166
Charter Communications, Inc. Class A*	375	122,205
Comcast Corporation Class A	8,825	312,493
Discovery, Inc. Class A*	454	14,528
Discovery, Inc. Class C*	631	18,665
Electronic Arts, Inc.*	5,600	674,744
Facebook, Inc. Class A*	18,781	3,088,723
Interpublic Group of Cos., Inc. (The)	849	19,417
Netflix, Inc.*	1,544	577,657
News Corporation Class A	567	7,479
Omnicom Group, Inc.	506	34,418
Take-Two Interactive Software, Inc.*	175	24,148
TripAdvisor, Inc.*	203	10,367
Twenty-First Century Fox, Inc. Class A	2,177	100,860
Twenty-First Century Fox, Inc. Class B	766	35,098
Twitter, Inc.*	1,120	31,875
Verizon Communications, Inc.	130,887	6,988,057
Walt Disney Co. (The)	19,301	2,257,059

		19,660,120

Consumer Discretionary — 2.9%
Advance Auto Parts, Inc.	152	25,586
Amazon.com, Inc.*	2,000	4,006,000
AutoZone, Inc.*	38	29,477
Best Buy Co., Inc.	3,815	302,758
Booking Holdings, Inc.*	614	1,218,176
BorgWarner, Inc.	232	9,925
CarMax, Inc.*	253	18,892
Carnival Corporation	33,756	2,152,620
Chipotle Mexican Grill, Inc.*	55	24,999
Cracker Barrel Old Country Store, Inc.Δ	12,200	1,794,986
D.R. Horton, Inc.	870	36,697
Darden Restaurants, Inc.	10,008	1,112,790
Dollar General Corporation	458	50,059
Dollar Tree, Inc.*	490	39,960
Domino’s Pizza, Inc.	2,436	718,133
eBay, Inc.*	1,618	53,426
Expedia Group, Inc.	332	43,319
Foot Locker, Inc.	320	16,314
Ford Motor Co.	7,983	73,843
Gap, Inc. (The)	503	14,512
General Motors Co.	2,563	86,296
Genuine Parts Co.	21,528	2,139,883
Goodyear Tire & Rubber Co. (The)	280	6,549
H&R Block, Inc.	774	19,931
Hanesbrands, Inc.	827	15,242

	Shares	Value
Harley-Davidson, Inc.	372	$16,852
Hasbro, Inc.	1,294	136,025
Hilton Worldwide Holdings, Inc.	368	29,727
Home Depot, Inc. (The)	14,632	3,031,019
Kohl’s Corporation	339	25,272
L Brands, Inc.	411	12,453
Leggett & Platt, Inc.	135	5,912
Lennar Corporation Class A	374	17,462
LKQ Corporation*	551	17,450
Lowe’s Cos., Inc.	2,496	286,591
Lululemon Athletica, Inc.*	12,805	2,080,684
Macy’s, Inc.	736	25,561
Marriott International, Inc. Class A	619	81,727
Mattel, Inc.*	1,029	16,155
McDonald’s Corporation	34,440	5,761,468
Michael Kors Holdings, Ltd.*	280	19,197
Mohawk Industries, Inc.*	105	18,412
Newell Brands, Inc.	2,917	59,215
NIKE, Inc. Class B	16,221	1,374,243
Nordstrom, Inc.	287	17,165
Norwegian Cruise Line Holdings, Ltd.*	444	25,499
O’Reilly Automotive, Inc.*	165	57,308
Pool CorporationΔ	865	144,351
PulteGroup, Inc.	555	13,747
PVH Corporation	138	19,927
Ralph Lauren Corporation	137	18,844
Ross Stores, Inc.	5,774	572,203
Royal Caribbean Cruises, Ltd.	380	49,377
Starbucks Corporation	22,095	1,255,880
Tapestry, Inc.	641	32,223
Target Corporation	964	85,034
Tiffany & Co.	162	20,893
TJX Cos., Inc. (The)	8,541	956,763
Tractor Supply Co.	240	21,811
Ulta Beauty, Inc.*	534	150,652
Under Armour, Inc. Class A*	210	4,456
Under Armour, Inc. Class C*	211	4,106
VF Corporation	555	51,865
Whirlpool Corporation	160	19,000
Yum! Brands, Inc.	13,566	1,233,285
		31,780,187
Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	1,013	50,924
Campbell Soup Co.	418	15,311
Church & Dwight Co., Inc.	655	38,887
Clorox Co. (The)Δ	4,379	658,645
Coca-Cola Co. (The)	73,219	3,381,986
Colgate-Palmolive Co.	30,573	2,046,862
Conagra Brands, Inc.	599	20,348
Costco Wholesale Corporation	7,692	1,806,697
Coty, Inc. Class A	1,328	16,680
Estee Lauder Cos., Inc. (The) Class A	15,340	2,229,209
Flowers Foods, Inc.Δ	26,461	493,762
General Mills, Inc.	7,190	308,595
Hershey Co. (The)	43,087	4,394,874
Hormel Foods CorporationΔ	20,100	791,940

125	See Notes to Schedule of Investments.

	Shares	Value
Ingredion, Inc.	2,921	$306,588
J.M. Smucker Co. (The)	250	25,652
Kellogg Co.	848	59,377
Kimberly-Clark Corporation	5,485	623,315
Kraft Heinz Co. (The)	1,315	72,470
Kroger Co. (The)	1,673	48,701
Lamb Weston Holdings, Inc.	8,045	535,797
McCormick & Co., Inc. (Non-Voting Shares)	9,381	1,235,947
Mondelez International, Inc. Class A	56,136	2,411,603
Monster Beverage Corporation*	22,638	1,319,343
Nu Skin Enterprises, Inc. Class A	2,721	224,265
PepsiCo, Inc.	73,719	8,241,784
Procter & Gamble Co. (The)	141,965	11,815,747
Sysco Corporation	28,529	2,089,749
Tyson Foods, Inc. Class A	661	39,349
Walgreens Boots Alliance, Inc.	1,718	125,242
Walmart, Inc.	48,813	4,584,029

		50,013,678

Energy — 1.0%
Anadarko Petroleum Corporation	970	65,388
Andeavor	259	39,756
Apache Corporation	795	37,898
Baker Hughes a GE Co.	985	33,323
Cabot Oil & Gas Corporation	793	17,858
Chevron Corporation	60,181	7,358,933
Cimarex Energy Co.	158	14,685
Concho Resources, Inc.*	225	34,369
ConocoPhillips	2,998	232,045
Devon Energy Corporation	909	36,305
EOG Resources, Inc.	7,555	963,791
EQT Corporation	356	15,746
Exxon Mobil Corporation	17,165	1,459,368
Halliburton Co.	1,400	56,742
Helmerich & Payne, Inc.	350	24,069
Hess Corporation	541	38,725
HollyFrontier Corporation	313	21,879
Kinder Morgan, Inc.	1,482	26,276
Marathon Oil Corporation	6,867	159,864
Marathon Petroleum Corporation	1,025	81,969
National Oilwell Varco, Inc.	635	27,356
Newfield Exploration Co.*	284	8,188
Noble Energy, Inc.	607	18,932
Occidental Petroleum Corporation	1,528	125,556
ONEOK, Inc.	903	61,214
Phillips 66	752	84,765
Pioneer Natural Resources Co.	361	62,883
Valero Energy Corporation	835	94,981
Williams Cos., Inc. (The)	1,532	41,655

		11,244,519

Financials — 7.4%
Affiliated Managers Group, Inc.	93	12,715
Aflac, Inc.	3,194	150,342
Alleghany Corporation	1,248	814,357
Allstate Corporation (The)	54,118	5,341,447
American Express Co.	7,014	746,921
American Financial Group, Inc.	9,156	1,016,041

	Shares	Value
American International Group, Inc.	1,829	$97,376
Ameriprise Financial, Inc.	269	39,721
Arch Capital Group, Ltd.*	24,987	744,862
Arthur J. Gallagher & Co.	451	33,572
Assurant, Inc.	75	8,096
Bank of America Corporation	18,205	536,319
Bank of Hawaii CorporationΔ	4,834	381,451
Bank of New York Mellon Corporation (The)	89,165	4,546,523
Bank OZKΔ	11,349	430,808
BB&T Corporation	11,072	537,435
Berkshire Hathaway, Inc. Class B*	3,599	770,582
BlackRock, Inc.	3,980	1,875,893
Brighthouse Financial, Inc.*	405	17,917
Capital One Financial Corporation	901	85,532
Capitol Federal Financial, Inc.	269,400	3,432,156
Cboe Global Markets, Inc.	6,004	576,144
Charles Schwab Corporation (The)	2,042	100,364
Cincinnati Financial Corporation	334	25,655
Citigroup, Inc.	4,997	358,485
Citizens Financial Group, Inc.	836	32,245
CME Group, Inc.	14,026	2,387,365
Comerica, Inc.	302	27,240
Commerce Bancshares, Inc.	12,942	854,431
Credit Acceptance CorporationΔ*	943	413,100
Discover Financial Services	9,426	720,618
E*TRADE Financial Corporation*	326	17,079
East West Bancorp, Inc.	7,479	451,507
Erie Indemnity Co. Class A	1,309	166,937
Everest Re Group, Ltd.	96	21,933
Fidelity National Financial, Inc.	42,598	1,676,231
Fifth Third Bancorp	1,381	38,558
Franklin Resources, Inc.	595	18,094
Goldman Sachs Group, Inc. (The)	615	137,908
Hartford Financial Services Group, Inc. (The)	633	31,625
Huntington Bancshares, Inc.	1,372	20,470
Intercontinental Exchange, Inc.	5,078	380,291
Invesco, Ltd.	90,416	2,068,718
Jefferies Financial Group, Inc.	558	12,254
JPMorgan Chase & Co.	57,881	6,531,292
KeyCorp	1,880	37,393
Legg Mason, Inc.	50,100	1,564,623
Lincoln National Corporation	388	26,252
Loews Corporation	373	18,736
M&T Bank Corporation	7,078	1,164,614
Markel Corporation*	1,365	1,622,289
MarketAxess Holdings, Inc.	282	50,334
Marsh & McLennan Cos., Inc.	81,906	6,775,264
MetLife, Inc.	10,446	488,037
Moody’s Corporation	247	41,298
Morgan Stanley	2,432	113,258
Nasdaq, Inc.	251	21,536
Northern Trust Corporation	10,870	1,110,153
People’s United Financial, Inc.	674	11,539
PNC Financial Services Group, Inc. (The)	61,129	8,325,158
Principal Financial Group, Inc.	631	36,970

See Notes to Schedule of Investments.	126

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Progressive Corporation (The)	49,242	$3,498,152
Prudential Financial, Inc.	855	86,629
Raymond James Financial, Inc.	240	22,092
Regions Financial Corporation	2,436	44,701
S&P Global, Inc.	1,008	196,953
SEI Investments Co.	5,739	350,653
State Street Corporation	650	54,457
SunTrust Banks, Inc.	60,369	4,032,046
SVB Financial Group*	2,043	635,026
Synchrony Financial	1,366	42,455
T. Rowe Price Group, Inc.	7,764	847,674
TFS Financial Corporation	6,114	91,771
Torchmark Corporation	219	18,985
Travelers Cos., Inc. (The)	17,969	2,330,759
U.S. Bancorp	72,931	3,851,486
Unum Group	295	11,526
W.R. Berkley Corporation	6,388	510,593
Wells Fargo & Co.	75,085	3,946,468
Zions Bancorporation	159	7,974

		80,676,464

Health Care — 5.2%
Abbott Laboratories	4,948	362,985
AbbVie, Inc.	3,024	286,010
ABIOMED, Inc.*	4,325	1,945,169
Aetna, Inc.	649	131,650
Agilent Technologies, Inc.	577	40,702
Alexion Pharmaceuticals, Inc.*	484	67,281
Align Technology, Inc.*	4,850	1,897,417
Amgen, Inc.	3,173	657,731
Anthem, Inc.	6,078	1,665,676
Baxter International, Inc.	9,958	767,662
Becton, Dickinson and Co.	3,267	852,687
Biogen, Inc.*	1,998	705,913
Boston Scientific Corporation*	2,122	81,697
Bristol-Myers Squibb Co.	48,342	3,001,071
Cardinal Health, Inc.	23,650	1,277,100
Celgene Corporation*	1,539	137,725
Centene Corporation*	305	44,158
Cerner Corporation*	527	33,944
Cigna Corporation	4,840	1,007,930
Cooper Cos., Inc. (The)	88	24,389
CVS Health Corporation	2,007	157,991
Danaher Corporation	6,583	715,309
DaVita, Inc.*	265	18,982
DENTSPLY SIRONA, Inc.	472	17,813
Edwards Lifesciences Corporation*	2,990	520,559
Eli Lilly & Co.	57,673	6,188,890
Express Scripts Holding Co.*	1,154	109,642
Gilead Sciences, Inc.	2,517	194,338
HCA Healthcare, Inc.	500	69,560
Henry Schein, Inc.*	273	23,213
Hologic, Inc.*	508	20,818
Humana, Inc.	5,750	1,946,490
IDEXX Laboratories, Inc.*	1,453	362,756
Illumina, Inc.*	3,650	1,339,769
Intuitive Surgical, Inc.*	4,719	2,708,706
IQVIA Holdings, Inc.*	250	32,435

	Shares	Value
Johnson & Johnson	94,824	$13,101,832
Laboratory Corporation of America Holdings*	237	41,162
McKesson Corporation	399	52,927
Mettler-Toledo International, Inc.*	2,038	1,241,101
Nektar Therapeutics*	1,189	72,481
PerkinElmer, Inc.	318	30,932
Quest Diagnostics, Inc.	30,265	3,265,896
Regeneron Pharmaceuticals, Inc.*	143	57,778
ResMed, Inc.	4,073	469,780
Stryker Corporation	11,784	2,093,781
Thermo Fisher Scientific, Inc.	3,703	903,828
UnitedHealth Group, Inc.	13,849	3,684,388
Universal Health Services, Inc. Class B	174	22,244
Varian Medical Systems, Inc.*	4,093	458,129
Vertex Pharmaceuticals, Inc.*	2,108	406,296
Waters Corporation*	589	114,667
WellCare Health Plans, Inc.*	60	19,229
Zimmer Biomet Holdings, Inc.	334	43,911
Zoetis, Inc.	7,819	715,908

		56,212,438

Industrials — 5.8%
3M Co.	49,151	10,356,607
Alaska Air Group, Inc.	219	15,080
American Airlines Group, Inc.	801	33,105
AMETEK, Inc.	278	21,995
Arconic, Inc.	1,067	23,485
Boeing Co. (The)	6,928	2,576,523
C.H. Robinson Worldwide, Inc.	2,486	243,429
Caterpillar, Inc.	1,105	168,501
Cintas Corporation	4,601	910,124
Copart, Inc.*	7,550	389,052
CSX Corporation	1,596	118,184
Cummins, Inc.	798	116,564
Curtiss-Wright Corporation	795	109,249
Deere & Co.	524	78,773
Delta Air Lines, Inc.	1,312	75,873
Dover Corporation	3,261	288,696
Emerson Electric Co.	37,404	2,864,398
Equifax, Inc.	234	30,553
Expeditors International of Washington, Inc.	15,263	1,122,288
Fastenal Co.	713	41,368
FedEx Corporation	2,361	568,505
Flowserve Corporation	291	15,915
Fluor Corporation	406	23,589
Fortive CorporationΔ	3,879	326,612
Fortune Brands Home & Security, Inc.	191	10,001
General Dynamics Corporation	5,821	1,191,675
General Electric Co.	17,028	192,246
Harris Corporation	191	32,319
Honeywell International, Inc.	15,834	2,634,778
Huntington Ingalls Industries, Inc.	917	234,825
IDEX Corporation	1,348	203,090
IHS Markit, Ltd.*	500	26,980
Illinois ToolWorks, Inc.	15,066	2,126,114

127	See Notes to Schedule of Investments.

	Shares	Value
J.B. Hunt Transport Services, Inc.	166	$19,744
Jacobs Engineering Group, Inc.	78	5,967
Kansas City Southern	154	17,445
L3 Technologies, Inc.	139	29,554
Landstar System, Inc.	8,170	996,740
Lockheed Martin Corporation	5,294	1,831,512
Masco Corporation	401	14,677
Norfolk Southern Corporation	12,756	2,302,458
Northrop Grumman Corporation	4,084	1,296,139
PACCAR, Inc.	655	44,664
Parker-Hannifin Corporation	254	46,718
Quanta Services, Inc.*	139	4,640
Raytheon Co.	14,686	3,035,009
Republic Services, Inc.	126,528	9,193,525
Robert Half International, Inc.	7,443	523,838
Rockwell Automation, Inc.	3,263	611,878
Rockwell Collins, Inc.	275	38,629
Rollins, Inc.	24,562	1,490,668
Roper Technologies, Inc.	165	48,875
Snap-on, Inc.	112	20,563
Southwest Airlines Co.	20,462	1,277,852
Stanley Black & Decker, Inc.	256	37,489
Stericycle, Inc.*	234	13,731
Teledyne Technologies, Inc.*	5,042	1,243,761
Textron, Inc.	272	19,440
TransDigm Group, Inc.*	70	26,061
Union Pacific Corporation	7,318	1,191,590
United Continental Holdings, Inc.*	462	41,146
United Parcel Service, Inc. Class B	27,859	3,252,538
United Rentals, Inc.*	123	20,123
United Technologies Corporation	6,080	850,045
Verisk Analytics, Inc.*	707	85,229
W.W. Grainger, Inc.	1,062	379,569
Waste Management, Inc.	66,579	6,016,078
Xylem, Inc.	293	23,402

		63,221,793

Information Technology — 6.5%
Adobe Systems, Inc.*	9,203	2,484,350
Advanced Micro Devices, Inc.*	1,790	55,293
Akamai Technologies, Inc.*	312	22,823
Alliance Data Systems Corporation	101	23,852
Amdocs, Ltd.	1,249	82,409
Amphenol Corporation Class A	6,664	626,549
Analog Devices, Inc.	634	58,620
ANSYS, Inc.*	1,340	250,151
Apple, Inc.	16,824	3,797,850
Applied Materials, Inc.	47,296	1,827,990
Arista Networks, Inc.*	1,341	356,518
Autodesk, Inc.*	417	65,098
Automatic Data Processing, Inc.	43,782	6,596,196
Broadcom, Inc.	787	194,177
Broadridge Financial Solutions, Inc.	3,582	472,645
CA, Inc.	706	31,170
Cadence Design Systems, Inc.*	3,618	163,968
Cisco Systems, Inc.	125,727	6,116,619

	Shares	Value
Citrix Systems, Inc.*	271	$30,124
Cognizant Technology Solutions Corporation Class A	20,370	1,571,546
Corning, Inc.	1,580	55,774
Dolby Laboratories, Inc. Class A	2,230	156,033
DXC Technology Co.	501	46,854
F5 Networks, Inc.*	10,306	2,055,223
Fidelity National Information Services, Inc.	549	59,879
Fiserv, Inc.*	7,396	609,283
FleetCor Technologies, Inc.*	133	30,303
FLIR Systems, Inc.	20,603	1,266,466
Fortinet, Inc.*	2,034	187,677
Gartner, Inc.*	125	19,813
Global Payments, Inc.	200	25,480
Hewlett Packard Enterprise Co.	3,316	54,084
HP, Inc.	2,972	76,588
Intel Corporation	62,331	2,947,633
International Business Machines Corporation	8,101	1,224,952
Intuit, Inc.	13,910	3,163,134
Jack Henry & Associates, Inc.	6,869	1,099,590
Juniper Networks, Inc.	762	22,837
KLA-Tencor Corporation	1,433	145,750
Lam Research Corporation	290	43,993
Manhattan Associates, Inc.*	1,564	85,394
Mastercard, Inc. Class A	16,818	3,743,855
Maxim Integrated Products, Inc.	80,792	4,555,861
Microchip Technology, Inc.	461	36,378
Micron Technology, Inc.*	2,018	91,274
Microsoft Corporation	51,422	5,881,134
Motorola Solutions, Inc.	226	29,412
National Instruments Corporation	4,818	232,854
NetApp, Inc.	478	41,055
NVIDIA Corporation	5,424	1,524,253
Oracle Corporation	55,766	2,875,295
Paychex, Inc.	47,019	3,462,949
PayPal Holdings, Inc.*	4,104	360,495
Qorvo, Inc.*	254	19,530
QUALCOMM, Inc.	2,850	205,286
Red Hat, Inc.*	3,173	432,416
salesforce.com, Inc.*	1,344	213,736
Skyworks Solutions, Inc.	4,409	399,940
Square, Inc. Class A*	4,462	441,783
Symantec Corporation	1,116	23,748
Synopsys, Inc.*	600	59,166
Teradata Corporation*	1,040	39,218
Teradyne, Inc.Δ	1,060	39,199
Texas Instruments, Inc.	26,098	2,800,054
Total System Services, Inc.	261	25,771
VeriSign, Inc.*	1,528	244,663
Visa, Inc. Class AΔ	25,586	3,840,203
Western Digital Corporation	642	37,583
Western Union Co. (The)	864	16,468
Xerox Corporation	523	14,111

See Notes to Schedule of Investments.	128

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xilinx, Inc.	6,231	$499,539

		70,391,917

Materials — 1.2%
Air Products & Chemicals, Inc.	6,321	1,055,923
Albemarle Corporation	215	21,453
Ball Corporation	452	19,884
Bemis Co., Inc.	44,000	2,138,400
CF Industries Holdings, Inc.	530	28,853
DowDuPont, Inc.	36,485	2,346,350
Eastman Chemical Co.	225	21,537
Ecolab, Inc.	7,513	1,177,888
FMC Corporation	211	18,395
Freeport-McMoRan, Inc.	2,471	34,396
International Flavors & Fragrances, Inc.	127	17,668
International Paper Co.	22,998	1,130,352
Martin Marietta Materials, Inc.	4,407	801,854
Mosaic Co. (The)	713	23,158
Newmont Mining Corporation	1,042	31,468
Nucor Corporation	550	34,898
Packaging Corporation of America	176	19,305
PPG Industries, Inc.	6,926	755,834
Praxair, Inc.	12,953	2,081,936
Sealed Air Corporation	225	9,034
Sherwin-Williams Co. (The)	1,781	810,729
Vulcan Materials Co.	331	36,807
WestRock Co.	597	31,904

		12,648,026

Real Estate — 0.6%
Alexandria Real Estate Equities, Inc. REIT	172	21,636
American Tower Corporation REIT	6,163	895,484
Apartment Investment & Management Co. Class A REIT	481	21,227
AvalonBay Communities, Inc. REIT	351	63,584
Boston Properties, Inc. REIT	1,957	240,887
CBRE Group, Inc. Class A*	534	23,549
Crown Castle International Corporation REIT	826	91,959
Digital Realty Trust, Inc. REIT	362	40,718
Equinix, Inc. REIT	132	57,141
Equity Residential REIT	647	42,870
Essex Property Trust, Inc. REIT	109	26,891
Extra Space Storage, Inc. REIT	205	17,761
Federal Realty Investment Trust REIT	105	13,279
HCP, Inc. REIT	1,147	30,189
Host Hotels & Resorts, Inc. REIT	1,879	39,647
Iron Mountain, Inc. REIT	754	26,028
Kimco Realty Corporation REIT	934	15,635
Macerich Co. (The) REIT	275	15,205
Mid-America Apartment Communities, Inc. REIT	202	20,236
Prologis, Inc. REIT	1,007	68,265
Public Storage REIT	8,877	1,789,870
Realty Income Corporation REIT	579	32,939

	Shares	Value
SBA Communications Corporation REIT*	154	$24,737
Simon Property Group, Inc. REIT	677	119,660
SL Green Realty Corporation REIT	174	16,970
UDR, Inc. REIT	300	12,129
Ventas, Inc. REIT	810	44,048
Vornado Realty Trust REIT	299	21,827
Welltower, Inc. REIT	825	53,064
Weyerhaeuser Co. REIT	88,307	2,849,667

		6,737,102

Utilities — 4.3%
AES Corporation	1,420	19,880
Alliant Energy Corporation	4,100	174,537
Ameren Corporation	32,091	2,028,793
American Electric Power Co., Inc.	29,986	2,125,408
American Water Works Co., Inc.	25,822	2,271,561
Aqua America, Inc.	15,173	559,884
Atmos Energy Corporation	65,904	6,189,045
CenterPoint Energy, Inc.	1,091	30,166
CMS Energy Corporation	8,819	432,131
Consolidated Edison, Inc.	18,667	1,422,239
Dominion Energy, Inc.	14,558	1,023,136
DTE Energy Co.	9,627	1,050,594
Duke Energy Corporation	18,867	1,509,737
Edison International	22,486	1,521,852
Entergy Corporation	480	38,942
Evergy, Inc.	31,489	1,729,376
Eversource Energy	44,678	2,745,016
Exelon Corporation	6,555	286,191
FirstEnergy Corporation	1,116	41,482
NextEra Energy, Inc.	18,388	3,081,829
NiSource, Inc.	357	8,896
NRG Energy, Inc.	569	21,281
ONE Gas, Inc.	61,742	5,080,132
PG&E Corporation*	1,381	63,540
Pinnacle West Capital Corporation	44,903	3,555,420
PPL Corporation	1,308	38,272
Public Service Enterprise Group, Inc.	11,028	582,168
SCANA Corporation	365	14,195
Sempra Energy	543	61,766
Southern Co. (The)	18,676	814,274
Spire, Inc.	61,522	4,524,943
UGI Corporation	27,520	1,526,810
WEC Energy Group, Inc.	21,216	1,416,380
Xcel Energy, Inc.	25,599	1,208,529

		47,198,405

Total Common Stocks (Cost $344,063,213)		449,784,649

FOREIGN COMMON STOCKS — 5.3%
Curacao — 0.6%
Schlumberger, Ltd.	106,392	6,481,401

France — 0.8%
Sodexo SA	7,000	742,352

129	See Notes to Schedule of Investments.

	Shares	Value
TOTAL SA	121,023	$7,846,289

		8,588,641

Ireland — 1.4%
Accenture PLC Class A	18,269	3,109,384
Allegion PLC	156	14,129
Eaton Corporation PLC	16,316	1,415,087
Ingersoll-Rand PLC	551	56,367
Johnson Controls International PLC	1,898	66,430
Medtronic PLC	103,482	10,179,524
Pentair PLC	294	12,745
Seagate Technology PLC	660	31,251
Willis Towers Watson PLC	205	28,893

		14,913,810

Japan — 0.1%
Honda Motor Co., Ltd.	24,300	735,501
Toyota Motor Corporation	6,600	412,137

		1,147,638

Jersey — 0.0%
Aptiv PLC	3,999	335,516

Netherlands — 0.2%
LyondellBasell Industries NV Class A	7,370	755,499
Mylan NV*	4,025	147,315
Unilever NV CVA	26,000	1,447,934

		2,350,748

Sweden — 0.2%
Atlas Copco AB, B Shares	67,100	1,790,486

Switzerland — 1.8%
ABB, Ltd.	42,600	1,006,617
Chubb, Ltd.	54,848	7,329,886
Garmin, Ltd.	9,459	662,603
Nestle SA	106,500	8,878,979
Roche Holding AG	6,000	1,453,536
TE Connectivity, Ltd.	617	54,253

		19,385,874

United Kingdom — 0.2%
Aon PLC	9,318	1,432,922
Nielsen Holdings PLC	803	22,211
Royal Dutch Shell PLC, A Shares	10,500	360,549
Smiths Group PLC	36,300	707,572
TechnipFMC PLC	1,083	33,844

		2,557,098

Total Foreign Common Stocks (Cost $52,595,725)		57,551,212

PREFERRED STOCKS — 1.6%
Bank of America Corporation,
7.25%, 09/28/18 CONVΔ	4,250	5,500,563
International Flavors & Fragrances, Inc.,
6.00%, 11/28/18 CONVΔ*	40,678	2,338,985
Stanley Black & Decker, Inc.,
5.38%, 10/31/18 CONVΔ	57,240	6,274,076
Wells Fargo & Co.,
7.50%, 08/30/18 CONV	1,180	1,523,238

	Shares	Value
Welltower, Inc. REIT, 6.50%, 09/27/18 CONV	28,485	$1,723,912

Total Preferred Stocks (Cost $17,273,482)		17,360,774

MUTUAL FUNDS — 0.0%
iShares Russell 1000 Value ETFΔ (Cost $406,335)	3,307	418,732

SYNTHETIC CONVERTIBLE INSTRUMENT — 0.1%
Goldman Sachs International CONV* (Cost $1,017,244)	5,100	971,694

	Par
CERTIFICATES OF DEPOSIT — 0.2%
UBS AG
0.00%, 06/24/20Ω††† (Cost $2,031,237)	$24,300	2,111,184

CORPORATE BONDS — 24.4%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	185,000	718,642
Akamai Technologies, Inc.
0.13%, 05/01/25 144A CONV	5,049,000	4,977,925
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONVΔ	4,626,000	4,880,504
Altaba, Inc.
0.00%, 12/01/18Ω CONV	600,000	763,942
Arconic, Inc.
1.63%, 10/15/19 CONVΔ	1,298,000	1,326,413
Ares Capital Corporation
3.75%, 02/01/22 CONVΔ	4,376,000	4,433,579
Atlassian, Inc.
0.63%, 05/01/23 144A CONV	1,855,000	2,432,018
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28^	447,000	441,971
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/20 CONVΔ	531,000	639,644
0.60%, 08/01/24 CONVΔ	4,541,000	4,850,932
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	4,351,000	4,346,927
BofA Finance LLC
0.25%, 05/01/23 CONV	1,340,000	1,252,069
Booking Holdings, Inc.
0.35%, 06/15/20 CONV	1,662,000	2,526,403
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	933,000	1,331,904
Chegg, Inc.
0.25%, 05/15/23 144A CONVΔ	990,000	1,194,930

See Notes to Schedule of Investments.	130

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV	$2,103,000	$2,082,489
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	3,105,000	3,177,874
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	1,137,000	1,749,154
Clearway Energy, Inc.
3.25%, 06/01/20 144A CONV	3,411,000	3,416,799
Clovis Oncology, Inc.
1.25%, 05/01/25 CONVΔ	1,555,000	1,206,874
Cypress Semiconductor Corporation
2.00%, 02/01/23 144A CONV	2,171,000	2,159,060
DexCom, Inc.
0.75%, 05/15/22 CONV	1,176,000	1,809,570
DISH Network Corporation
3.38%, 08/15/26 CONV	4,872,000	4,658,928
Dycom Industries, Inc.
0.75%, 09/15/21 CONVΔ	2,313,000	2,576,886
Empire State Realty OP LP REIT
2.63%, 08/15/19 144A CONV	1,332,000	1,339,371
Envestnet, Inc.
1.75%, 06/01/23 144A CONV	2,621,000	2,824,660
Euronet Worldwide, Inc.
1.50%, 10/01/44 CONV	498,000	694,745
Exact Sciences Corporation
1.00%, 01/15/25 CONV	2,572,000	3,184,458
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONV	4,345,000	4,609,741
Finisar Corporation
0.50%, 12/15/36 CONV	1,395,000	1,281,367
FireEye, Inc.
0.88%, 06/01/24 144A CONV	712,000	710,140
Five9, Inc.
0.13%, 05/01/23 144A CONV	567,000	685,671
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 3.83%), 5.30%, 11/10/26Δ^	2,516,000	2,523,548
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,174,000	1,394,174
HubSpot, Inc.
0.25%, 06/01/22 CONVΔ	445,000	732,496
IAC FinanceCo, Inc.
0.88%, 10/01/22 144A CONV	1,721,000	2,562,170
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	2,456,000	2,711,623
Illumina, Inc.
0.50%, 06/15/21 CONV	495,000	748,736

	Par	Value
0.00%, 08/15/23 144AΩ CONVΔ	$2,630,000	$2,915,760
Infinera Corporation
2.13%, 09/01/24 CONV	857,000	869,349
Insulet Corporation
1.38%, 11/15/24 144A CONV	1,883,000	2,385,302
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV	442,000	665,340
Intel Corporation
3.25%, 08/01/39 CONV	1,042,000	2,394,646
InterDigital, Inc.
1.50%, 03/01/20 CONV	554,000	651,035
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 CONVΔ	1,433,000	1,508,233
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	2,522,000	2,707,919
1.50%, 08/15/24 CONVΔ	1,257,000	1,281,435
Liberty Expedia Holdings, Inc.
1.00%, 06/30/47 144A CONVΔ	4,842,000	4,875,410
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,596,000	1,795,580
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,080,000	1,264,779
Liberty Media Corporation
1.38%, 10/15/23 CONV	518,000	630,272
2.25%, 09/30/46 CONV	1,110,000	609,834
2.13%, 03/31/48 144A CONV	4,030,000	3,989,144
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23 144A CONV	1,990,000	2,427,338
Live Nation Entertainment, Inc.
2.50%, 03/15/23 144A CONV	5,150,000	5,577,393
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	1,395,000	1,676,828
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONV	1,136,000	1,128,649
2.00%, 10/01/23 CONVΔ	2,092,000	1,885,260
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONVΔ	3,957,000	4,002,138
Meritor, Inc.
3.25%, 10/15/37 CONV	5,245,000	5,018,594
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	9,790,000	10,457,913

131	See Notes to Schedule of Investments.

	Par	Value
Micron Technology, Inc.
3.00%, 11/15/43 CONV	$665,000	$1,032,223
Molina Healthcare, Inc.
1.13%, 01/15/20 CONV	287,000	1,047,825
Nabors Industries, Inc.
0.75%, 01/15/24 CONV	1,048,000	819,829
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	1,406,000	1,596,169
Navistar International Corporation
4.75%, 04/15/19 CONV	2,651,000	2,692,737
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	740,000	1,263,239
New Relic, Inc.
0.50%, 05/01/23 144A CONV	895,000	956,142
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	5,309,000	5,457,726
Nice Systems, Inc.
1.25%, 01/15/24 CONV	985,000	1,412,859
Nuance Communications, Inc.
1.25%, 04/01/25 CONVΔ	2,406,000	2,488,562
1.00%, 12/15/35 CONV	2,161,000	2,044,109
Nutanix, Inc.
0.00%, 01/15/23 144AΩCONV	700,000	776,357
NuVasive, Inc.
2.25%, 03/15/21 CONVΔ	2,946,000	3,739,576
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONVΔ	1,089,000	1,464,916
Oil States International, Inc.
1.50%, 02/15/23 144A CONV	622,000	660,865
Okta, Inc.
0.25%, 02/15/23 144A CONV	560,000	868,115
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	3,400,000	3,952,745
OSI Systems, Inc.
1.25%, 09/01/22 CONV	1,411,000	1,352,029
Palo Alto Networks, Inc.
0.75%, 07/01/23 144A CONV	3,950,000	4,148,270
Pandora Media, Inc.
1.75%, 12/01/23 CONV	1,258,000	1,456,895
PDC Energy, Inc.
1.13%, 09/15/21 CONV	684,000	665,402
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22^	2,661,000	2,597,801
Pure Storage, Inc.
0.13%, 04/15/23 144A CONV	1,035,000	1,201,482

	Par	Value
Q2 Holdings, Inc.
0.75%, 02/15/23 144A CONVΔ	$582,000	$689,277
Rapid7, Inc.
1.25%, 08/01/23 144A CONV	794,000	877,767
RingCentral, Inc.
0.00%, 03/15/23 144AΩ CONV	1,245,000	1,567,353
Royal Gold, Inc.
2.88%, 06/15/19 CONV	4,892,000	4,953,673
ServiceNow, Inc.
0.00%, 06/01/22Ω CONV	1,691,000	2,529,469
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV	1,721,000	1,970,819
SM Energy Co.
1.50%, 07/01/21 CONV	726,000	798,304
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	1,821,000	1,821,000
3.75%, 05/15/21 CONV	1,301,000	1,314,722
Splunk, Inc.
0.50%, 09/15/23 144A CONV	2,550,000	2,644,972
1.13%, 09/15/25 144A CONV	505,000	522,607
Square, Inc.
0.50%, 05/15/23 144A CONV	1,536,000	2,179,609
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONVΔ	2,429,000	2,442,100
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 144A CONV	1,845,000	2,072,332
Teradyne, Inc.
1.25%, 12/15/23 CONV	1,140,000	1,483,655
Tesla, Inc.
1.25%, 03/01/21 CONV	3,594,000	3,445,748
2.38%, 03/15/22 CONV	1,200,000	1,227,120
Transocean, Inc.
0.50%, 01/30/23 CONV	946,000	1,404,821
Tutor Perini Corporation
2.88%, 06/15/21 CONV	3,311,000	3,385,498
Twilio, Inc.
0.25%, 06/01/23 144A CONV	1,248,000	1,683,998
Twitter, Inc.
0.25%, 06/15/24 144A CONV	2,477,000	2,175,373
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	2,398,000	2,474,436
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27^	3,063,000	3,063,000
Verint Systems, Inc.
1.50%, 06/01/21 CONV	4,599,000	4,759,629
Wayfair, Inc.
0.38%, 09/01/22 CONVΔ	874,000	1,321,901

See Notes to Schedule of Investments.	132

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	$656,000	$619,411
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.77%), 6.10%, 12/15/18†	3,297,000	3,345,433
Wells Fargo Bank NA
5.95%, 10/03/18Ω	6,500	705,306
0.00%, 01/07/19Ω	11,000	2,123,770
Western Digital Corporation
1.50%, 02/01/24 144A CONVΔ	4,741,000	4,399,036
Workday, Inc.
0.25%, 10/01/22 CONV	3,771,000	4,371,238
Wright Medical Group, Inc.
1.63%, 06/15/23 144A CONV	2,686,000	2,852,196
Zendesk, Inc.
0.25%, 03/15/23 144A CONVΔ	1,601,000	2,020,721
Zillow Group, Inc.
2.00%, 12/01/21 CONVΔ	1,300,000	1,412,125
1.50%, 07/01/23 CONVΔ	1,825,000	1,689,950

Total Corporate Bonds (Cost $253,854,381)		265,720,730

FOREIGN BONDS — 2.4%
Canada — 0.1%
Canadian Imperial Bank of Commerce
0.00%, 11/07/18Ω†††	4,400	881,254

France — 1.0%
AXA SA
7.25%, 05/15/21 144A CONV	491,000	527,495
Cie Generale des Etablissements Michelin SCA
0.63%, 01/10/22Ω CONV	1,400,000	1,340,500
TOTAL SA
0.50%, 12/02/22 CONV	3,200,000	3,652,000
Valeo SA
0.00%, 06/16/21Ω CONV	2,800,000	2,628,500
Vinci SA
0.38%, 02/16/22 CONV	2,800,000	3,031,000

		11,179,495

Israel — 0.2%
Wix.com, Ltd.
0.08%, 07/01/23 144AΩ CONV	2,110,000	2,251,929

Jersey — 0.1%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONVΔ	1,354,000	1,351,498

Netherlands — 0.6%
Morgan Stanley BV
0.00%, 03/04/19Ω†††	12,500	1,582,125

	Par	Value
QIAGEN NV
0.88%, 03/19/21 CONV	$1,000,000	$1,350,760
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	1,250,000	1,387,988
STMicroelectronics NV
0.25%, 07/03/24 CONV	1,600,000	1,738,000

		6,058,873

Switzerland — 0.3%
Credit Suisse AG
0.00%, 02/20/19Ω†††	3,300	642,475
0.00%, 03/18/19Ω†††	5,800	1,091,009
0.00%, 04/04/19Ω†††	5,300	981,783

		2,715,267

United Kingdom — 0.1%
Inmarsat PLC
3.88%, 09/09/23 CONV	1,200,000	1,345,500

Total Foreign Bonds (Cost $25,377,904)		25,783,816

	Shares
EQUITY-LINKED SECURITIES — 0.2%
Cigna Corporation, Issued by Merrill Lynch & Co., Inc., Maturity Date 03/07/19	5,300	1,002,707
Lowe’s Cos., Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 11/15/18†††	11,200	1,001,168

Total Equity-Linked Securities (Cost $1,932,161)		2,003,875

MONEY MARKET FUNDS — 7.1%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	47,998,934	47,998,934
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	26,459,992	26,459,992
Northern Institutional U.S. Government Portfolio, 1.87%Ø	2,909,331	2,909,331

Total Money Market Funds (Cost $77,368,257)		77,368,257

	Par
U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills
1.88%, 10/11/18Ω	$31,940,000	31,921,890
2.30%, 06/20/19Ω	33,500,000	32,915,174
2.35%, 07/18/19Ω	41,580,000	40,761,892
U.S. Treasury Notes
1.25%, 10/31/18	40,000,000	39,973,940
1.50%, 01/31/19	16,000,000	15,957,056

133	See Notes to Schedule of Investments.

	Par	Value
0.75%, 02/15/19	$ 22,100,000	$ 21,968,782
1.25%, 04/30/19	33,900,000	33,669,582

Total U.S. Treasury Obligations (Cost $217,321,765)		217,168,316

TOTAL INVESTMENTS —102.6% (Cost $993,241,704)		1,116,243,239

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
S&P 500®, Strike Price
$2,935.00, Expires 10/05/18 (MSCS)	(13)	$ (3,788,174)	(5,135)
S&P 500®, Strike Price
$2,935.00, Expires 10/08/18 (MSCS)	(11)	(3,205,378)	(5,555)
S&P 500®, Strike Price
$2,940.00, Expires 10/10/18 (MSCS)	(17)	(4,953,766)	(8,755)
S&P 500®, Strike Price
$2,945.00, Expires 10/03/18 (MSCS)	(13)	(3,788,174)	(942)
S&P 500®, Strike Price
$2,945.00, Expires 10/15/18 (MSCS)	(13)	(3,788,174)	(8,060)
S&P 500®, Strike Price
$2,950.00, Expires 10/01/18 (MSCS)	(13)	(3,788,174)	(65)
S&P 500®, Strike Price
$2,950.00, Expires 10/12/18 (MSCS)	(13)	(3,788,174)	(5,525)
S&P 500®, Strike Price
$2,960.00, Expires 10/17/18 (MSCS)	(14)	(4,079,572)	(5,810)
S&P 500®, Strike Price
$2,970.00, Expires 10/26/18 (MSCS)	(13)	(3,788,174)	(7,540)
S&P 500®, Strike Price
$2,975.00, Expires 10/22/18 (MSCS)	(13)	(3,788,174)	(4,355)
S&P 500®, Strike Price
$2,975.00, Expires 10/24/18 (MSCS)	(11)	(3,205,378)	(4,345)
S&P 500®, Strike Price
$2,985.00, Expires 10/19/18 (MSCS)	(13)	(3,788,174)	(2,925)

			(59,012)

	Number of Contracts	Notional Amount	Value
Put Options — (0.0)%
S&P 500®, Strike Price
$2,785.00, Expires 10/05/18 (MSCS)	(63)	$ (18,358,074)	$(7,560)
S&P 500®, Strike Price
$2,795.00, Expires 10/08/18 (MSCS)	(65)	(18,940,870)	(11,863)
S&P 500®, Strike Price
$2,800.00, Expires 10/03/18 (MSCS)	(67)	(19,523,666)	(5,025)
S&P 500®, Strike Price
$2,805.00, Expires 10/10/18 (MSCS)	(67)	(19,523,666)	(19,597)
S&P 500®, Strike Price
$2,810.00, Expires 10/01/18 (MSCS)	(63)	(18,358,074)	(1,575)
S&P 500®, Strike Price
$2,815.00, Expires 10/15/18 (MSCS)	(64)	(18,649,472)	(30,400)
S&P 500®, Strike Price
$2,825.00, Expires 10/12/18 (MSCS)	(66)	(19,232,268)	(30,690)
S&P 500®, Strike Price
$2,835.00, Expires 10/17/18 (MSCS)	(63)	(18,358,074)	(43,785)
S&P 500®, Strike Price
$2,835.00, Expires 10/26/18 (MSCS)	(63)	(18,358,074)	(68,670)
S&P 500®, Strike Price
$2,840.00, Expires 10/22/18 (MSCS)	(64)	(18,649,472)	(58,560)
S&P 500®, Strike Price
$2,850.00, Expires 10/24/18 (MSCS)	(60)	(17,483,880)	(67,500)
S&P 500®, Strike Price
$2,865.00, Expires 10/19/18 (MSCS)	(64)	(18,649,472)	(73,600)

			(418,825)

Total Written Options (Premiums received $(965,569))			(477,837)

Liabilities in Excess of Other Assets — (2.6)%			(27,992,556)

NET ASSETS — 100.0%			$1,087,772,846

See Notes to Schedule of Investments.	134

DEFENSIVE MARKET STRATEGIES FUND SCHEDULE OF INVESTMENTS (Continued)

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/18	U.S. Dollars	9,252,199	Swiss Francs	8,812,997	UBS	$187,663
12/31/18	U.S. Dollars	8,012,839	Euro	6,765,304	CS	93,486
12/28/18	U.S. Dollars	1,428,996	Swedish Kronor	12,459,128	GSC	15,444
12/31/18	U.S. Dollars	510,106	British Pounds	383,602	MSCS	7,745
12/28/18	U.S. Dollars	919,574	Japanese Yen	102,825,840	BOA	7,522
12/28/18	U.S. Dollars	49,484	Swedish Kronor	432,124	GSC	457
12/31/18	U.S. Dollars	103,009	British Pounds	78,425	MSCS	305
12/28/18	U.S. Dollars	27,875	Japanese Yen	3,129,360	BOA	118
12/28/18	Japanese Yen	2,720,880	U.S. Dollars	24,111	BOA	23

Subtotal Appreciation						$312,763

12/31/18	British Pounds	20,473	U.S. Dollars	26,968	MSCS	$(157)
12/31/18	U.S. Dollars	488,150	Euro	417,651	CS	(745)

Subtotal Depreciation						$(902)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$311,861

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Certificates Of Deposit	$2,111,184	$—	$—	$2,111,184
Common Stocks	449,784,649	449,784,649	—	—
Corporate Bonds	265,720,730	—	265,720,730	—
Equity-Linked Securities	2,003,875	—	1,002,707	1,001,168
Foreign Bonds:
Canada	881,254	—	—	881,254
Netherlands	6,058,873	—	4,476,748	1,582,125
Switzerland	2,715,267	—	—	2,715,267
Other^^	16,128,422	—	16,128,422	—

Total Foreign Bonds	25,783,816	—	20,605,170	5,178,646

Foreign Common Stocks	57,551,212	57,551,212	—	—
Money Market Funds	77,368,257	77,368,257	—	—
Mutual Funds	418,732	418,732	—	—
Preferred Stocks	17,360,774	17,360,774	—	—
Synthetic Convertible Instrument	971,694	—	971,694	—
U.S. Treasury Obligations	217,168,316	—	217,168,316	—

Total Assets — Investments in Securities	$1,116,243,239	$602,483,624	$505,468,617	$8,290,998

Other Financial Instruments***
Forward Foreign Currency Contracts	$312,763	$—	$312,763	$—

Total Assets — Other Financial Instruments	$312,763	$—	$312,763	$—

135	See Notes to Schedule of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options:
Call Options	$(59,012)	$(59,012)	$—	$—
Put Options	(418,825)	(418,825)	—	—

Total Written Options	(477,837)	(477,837)	—	—

Total Liabilities — Investments in Securities	$(477,837)	$(477,837)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(902)	$—	$(902)	$—

Total Liabilities — Other Financial Instruments	$(902)	$—	$(902)	$—

^^ Classifications as defined in the Schedule of Investments.

*** Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forwards Foreign Currency Contracts outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended September 30, 2018.

See Notes to Schedule of Investments.	136

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 9.9%
Activision Blizzard, Inc.Δ	54,306	$4,517,716
Alphabet, Inc. Class A*	21,295	25,704,769
Alphabet, Inc. Class C*	21,982	26,234,858
AT&T, Inc.	531,155	17,836,185
CBS Corporation Class B (Non-Voting Shares)Δ	22,958	1,318,937
CenturyLink, Inc.	81,484	1,727,461
Charter Communications, Inc. Class AΔ*	13,277	4,326,709
Comcast Corporation Class A	334,301	11,837,598
Discovery, Inc. Class AΔ*	27,796	889,472
Discovery, Inc. Class C*	15,921	470,943
DISH Network Corporation Class A*	18,408	658,270
Electronic Arts, Inc.*	25,211	3,037,673
Facebook, Inc. Class A*	172,402	28,353,233
Interpublic Group of Cos., Inc. (The)Δ	17,812	407,360
Netflix, Inc.Δ*	30,896	11,559,120
News Corporation Class A	13,865	182,879
News Corporation Class B	13,984	190,182
Omnicom Group, Inc.	20,889	1,420,870
Take-Two Interactive Software, Inc.*	10,102	1,393,975
TripAdvisor, Inc.Δ*	4,311	220,163
Twenty-First Century Fox, Inc. Class A	84,678	3,923,132
Twenty-First Century Fox, Inc. Class B	27,297	1,250,749
Twitter, Inc.*	41,260	1,174,260
Verizon Communications, Inc.	302,532	16,152,183
Walt Disney Co. (The)	110,738	12,949,702

		177,738,399

Consumer Discretionary — 9.9%
Advance Auto Parts, Inc.	6,948	1,169,557
Amazon.com, Inc.*	29,181	58,449,543
AutoZone, Inc.*	2,011	1,559,933
Best Buy Co., Inc.	15,833	1,256,507
Booking Holdings, Inc.*	3,419	6,783,296
BorgWarner, Inc.	6,279	268,616
CarMax, Inc.Δ*	16,274	1,215,180
Carnival Corporation	30,713	1,958,568
Chipotle Mexican Grill, Inc.Δ*	1,449	658,599
D.R. Horton, Inc.	12,145	512,276
Darden Restaurants, Inc.	6,841	760,651
Dollar General Corporation	23,558	2,574,889
Dollar Tree, Inc.*	18,243	1,487,717
eBay, Inc.Δ*	59,500	1,964,690
Expedia Group, Inc.	10,462	1,365,082
Foot Locker, Inc.	5,069	258,418
Ford Motor Co.	395,246	3,656,025
Gap, Inc. (The)	8,085	233,252
General Motors Co.	106,950	3,601,006
Genuine Parts Co.Δ	12,313	1,223,912
Goodyear Tire & Rubber Co. (The)	7,868	184,032
H&R Block, Inc.	8,300	213,725
Hanesbrands, Inc.Δ	14,216	262,001
Harley-Davidson, Inc.	8,982	406,885
Hasbro, Inc.Δ	10,784	1,133,614

	Shares	Value
Hilton Worldwide Holdings, Inc.	25,822	$2,085,901
Home Depot, Inc. (The)	82,780	17,147,877
Kohl’s CorporationΔ	15,822	1,179,530
L Brands, Inc.	9,448	286,274
Leggett & Platt, Inc.Δ	4,991	218,556
Lennar Corporation Class A	21,185	989,128
LKQ Corporation*	11,558	366,042
Lowe’s Cos., Inc.	58,190	6,681,376
Macy’s, Inc.Δ	25,359	880,718
Marriott International, Inc. Class A	24,143	3,187,600
Mattel, Inc.Δ*	19,187	301,236
McDonald’s Corporation	57,783	9,666,518
Michael Kors Holdings, Ltd.*	14,032	962,034
Mohawk Industries, Inc.*	2,387	418,560
Newell Brands, Inc.Δ	39,118	794,095
NIKE, Inc. Class B	90,528	7,669,532
Nordstrom, Inc.	4,745	283,798
Norwegian Cruise Line Holdings, Ltd.*	15,478	888,901
O’Reilly Automotive, Inc.*	4,833	1,678,598
PulteGroup, Inc.Δ	11,415	282,750
PVH Corporation	2,959	427,280
Ralph Lauren Corporation	2,058	283,078
Ross Stores, Inc.	22,219	2,201,903
Royal Caribbean Cruises, Ltd.	10,700	1,390,358
Starbucks Corporation	102,517	5,827,066
Tapestry, Inc.	24,199	1,216,484
Target Corporation	41,380	3,650,130
Tiffany & Co.	9,641	1,243,400
TJX Cos., Inc. (The)	45,295	5,073,946
Tractor Supply Co.	4,911	446,312
Ulta Beauty, Inc.*	3,840	1,083,341
Under Armour, Inc. Class AΔ*	4,310	91,458
Under Armour, Inc. Class CΔ*	9,410	183,119
VF Corporation	27,573	2,576,697
Whirlpool Corporation	2,806	333,212
Yum! Brands, Inc.	23,522	2,138,385

		177,293,167

Consumer Staples — 6.6%
Archer-Daniels-Midland Co.	58,262	2,928,831
Campbell Soup Co.Δ	28,952	1,060,512
Church & Dwight Co., Inc.	27,416	1,627,688
Clorox Co. (The)Δ	10,276	1,545,613
Coca-Cola Co. (The)	369,705	17,076,674
Colgate-Palmolive Co.	85,113	5,698,315
Conagra Brands, Inc.	41,499	1,409,721
Costco Wholesale Corporation	30,186	7,090,088
Coty, Inc. Class AΔ	30,795	386,785
Estee Lauder Cos., Inc. (The) Class A	16,595	2,411,585
General Mills, Inc.	62,909	2,700,054
Hershey Co. (The)Δ	15,496	1,580,592
Hormel Foods CorporationΔ	31,661	1,247,443
J.M. Smucker Co. (The)Δ	10,457	1,072,993
Kellogg Co.	23,889	1,672,708
Kimberly-Clark Corporation	31,736	3,606,479
Kraft Heinz Co. (The)	59,406	3,273,865
Kroger Co. (The)Δ	64,489	1,877,275

137	See Notes to Schedule of Investments.

	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)	12,700	$1,673,225
Mondelez International, Inc. Class A	123,970	5,325,751
Monster Beverage Corporation*	46,680	2,720,510
PepsiCo, Inc.	124,871	13,960,578
Procter & Gamble Co. (The)	199,151	16,575,338
Sysco Corporation	34,878	2,554,814
Tyson Foods, Inc. Class A	35,391	2,106,826
Walgreens Boots Alliance, Inc.	61,239	4,464,323
Walmart, Inc.	102,675	9,642,209

		117,290,795

Energy — 5.5%
Anadarko Petroleum Corporation	33,918	2,286,412
Andeavor	8,556	1,313,346
Apache CorporationΔ	23,559	1,123,057
Archrock, Inc.	13	159
Baker Hughes a GE Co.Δ	19,911	673,589
Cabot Oil & Gas CorporationΔ	17,428	392,479
Chevron Corporation	140,169	17,139,865
Cimarex Energy Co.	3,553	330,216
Concho Resources, Inc.*	15,869	2,423,990
ConocoPhillips	82,651	6,397,187
Devon Energy CorporationΔ	38,557	1,539,967
EOG Resources, Inc.	40,407	5,154,721
EQT CorporationΔ	15,320	677,604
Exterran Corporation*	6	159
Exxon Mobil Corporation	306,343	26,045,282
Halliburton Co.	74,621	3,024,389
Helmerich & Payne, Inc.	4,961	341,168
Hess CorporationΔ	11,305	809,212
HollyFrontier Corporation	10,771	752,893
Kinder Morgan, Inc.	127,923	2,268,075
Marathon Oil Corporation	69,854	1,626,201
Marathon Petroleum Corporation	29,396	2,350,798
National Oilwell Varco, Inc.Δ	32,684	1,408,027
Newfield Exploration Co.*	7,387	212,967
Noble Energy, Inc.Δ	40,915	1,276,139
Occidental Petroleum Corporation	56,890	4,674,651
ONEOK, Inc.	27,351	1,854,124
Phillips 66	31,961	3,602,644
Pioneer Natural Resources Co.	11,479	1,999,527
Valero Energy Corporation	31,110	3,538,762
Williams Cos., Inc. (The)	96,309	2,618,642

		97,856,252

Financials — 12.6%
Affiliated Managers Group, Inc.	2,010	274,807
Aflac, Inc.	66,659	3,137,639
Allstate Corporation (The)	25,109	2,478,258
American Express Co.	47,721	5,081,809
American International Group, Inc.Δ	67,569	3,597,374
Ameriprise Financial, Inc.	10,894	1,608,608
Arthur J. Gallagher & Co.	8,294	617,405
Assurant, Inc.	2,341	252,711
Bank of America Corporation	672,167	19,802,040
Bank of New York Mellon Corporation (The)	72,967	3,720,587

	Shares	Value
BB&T Corporation	59,156	$2,871,432
Berkshire Hathaway, Inc. Class B*	143,070	30,632,718
BlackRock, Inc.	9,421	4,440,400
Brighthouse Financial, Inc.*	4,017	177,712
Capital One Financial Corporation	34,907	3,313,722
Cboe Global Markets, Inc.	8,664	831,398
Charles Schwab Corporation (The)	84,796	4,167,723
Cincinnati Financial Corporation	5,441	417,923
Citigroup, Inc.	179,525	12,879,124
Citizens Financial Group, Inc.	37,570	1,449,075
CME Group, Inc.Δ	25,128	4,277,037
Comerica, Inc.	6,388	576,198
Discover Financial Services	17,665	1,350,489
E*TRADE Financial Corporation*	10,478	548,942
Everest Re Group, Ltd.	3,173	724,935
Fifth Third Bancorp	52,084	1,454,185
Franklin Resources, Inc.Δ	13,630	414,488
Goldman Sachs Group, Inc. (The)	27,330	6,128,479
Hartford Financial Services Group, Inc. (The)	28,747	1,436,200
Huntington Bancshares, Inc.	83,830	1,250,744
Intercontinental Exchange, Inc.	43,068	3,225,363
Invesco, Ltd.	43,478	994,777
Jefferies Financial Group, Inc.	12,259	269,208
JPMorgan Chase & Co.	242,398	27,352,190
KeyCorp	64,549	1,283,880
Lincoln National Corporation	19,455	1,316,325
Loews CorporationΔ	12,502	627,976
M&T Bank Corporation	10,059	1,655,108
Marsh & McLennan Cos., Inc.	39,915	3,301,769
MetLife, Inc.	79,589	3,718,398
Moody’s Corporation	11,483	1,919,958
Morgan Stanley	104,741	4,877,788
MSCI, Inc.	3,800	674,158
Nasdaq, Inc.	4,269	366,280
Northern Trust Corporation	14,249	1,455,250
People’s United Financial, Inc.Δ	11,480	196,538
PNC Financial Services Group, Inc. (The)	34,137	4,649,118
Principal Financial Group, Inc.	22,421	1,313,646
Progressive Corporation (The)	45,104	3,204,188
Prudential Financial, Inc.	36,128	3,660,489
Raymond James Financial, Inc.	9,228	849,437
Regions Financial Corporation	83,579	1,533,675
S&P Global, Inc.Δ	17,423	3,404,280
State Street Corporation	30,870	2,586,289
SunTrust Banks, Inc.	27,922	1,864,910
SVB Financial Group*	2,215	688,489
Synchrony Financial	55,655	1,729,757
T. Rowe Price Group, Inc.	15,490	1,691,198
Torchmark Corporation	4,186	362,884
Travelers Cos., Inc. (The)	21,004	2,724,429
U.S. BancorpΔ	112,230	5,926,866
Unum Group	8,642	337,643
Wells Fargo & Co.	312,008	16,399,141

See Notes to Schedule of Investments.	138

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Zions BancorporationΔ	7,446	$373,417

		226,448,984

Health Care — 14.0%
Abbott LaboratoriesΔ	130,990	9,609,426
AbbVie, Inc.	113,332	10,718,941
ABIOMED, Inc.*	2,766	1,244,009
Aetna, Inc.	27,092	5,495,612
Agilent Technologies, Inc.	32,843	2,316,745
Alexion Pharmaceuticals, Inc.*	22,317	3,102,286
Align Technology, Inc.*	8,080	3,161,058
Amgen, Inc.	54,317	11,259,371
Anthem, Inc.	19,854	5,440,989
Baxter International, Inc.	41,154	3,172,562
Becton, Dickinson and Co.Δ	20,264	5,288,904
Biogen, Inc.*	15,872	5,607,736
Boston Scientific Corporation*	100,221	3,858,509
Bristol-Myers Squibb Co.Δ	154,349	9,581,986
Cardinal Health, Inc.	27,527	1,486,458
Celgene Corporation*	57,184	5,117,396
Centene Corporation*	21,048	3,047,329
Cerner Corporation*	28,126	1,811,596
Cigna Corporation	19,132	3,984,239
Cooper Cos., Inc. (The)	4,502	1,247,729
CVS Health Corporation	75,774	5,964,929
Danaher Corporation	49,319	5,359,003
DaVita, Inc.*	8,768	628,052
DENTSPLY SIRONA, Inc.Δ	26,241	990,335
Edwards Lifesciences CorporationΔ*	19,109	3,326,877
Eli Lilly & Co.	106,010	11,375,933
Envision Healthcare CorporationΔ*	5,777	264,182
Express Scripts Holding Co.*	41,872	3,978,259
Gilead Sciences, Inc.	105,608	8,153,994
HCA Healthcare, Inc.	23,088	3,212,003
Henry Schein, Inc.*	11,738	998,082
Hologic, Inc.*	29,305	1,200,919
Humana, Inc.	10,819	3,662,448
IDEXX Laboratories, Inc.*	8,626	2,153,567
Illumina, Inc.*	10,930	4,011,966
Incyte Corporation*	16,895	1,167,107
Intuitive Surgical, Inc.Δ*	9,533	5,471,942
IQVIA Holdings, Inc.*	11,516	1,494,086
Johnson & Johnson	220,415	30,454,741
Laboratory Corporation of America Holdings*	7,436	1,291,484
McKesson Corporation	13,930	1,847,815
Mettler-Toledo International, Inc.*	2,187	1,331,839
Nektar TherapeuticsΔ*	13,647	831,921
PerkinElmer, Inc.Δ	11,320	1,101,096
Quest Diagnostics, Inc.	16,017	1,728,394
Regeneron Pharmaceuticals, Inc.*	6,974	2,817,775
ResMed, Inc.	11,820	1,363,319
Stryker Corporation	23,247	4,130,527
Thermo Fisher Scientific, Inc.	31,917	7,790,301
UnitedHealth Group, Inc.	70,529	18,763,535
Universal Health Services, Inc. Class B	9,989	1,276,994
Varian Medical Systems, Inc.*	9,565	1,070,610

	Shares	Value
Vertex Pharmaceuticals, Inc.*	21,434	$4,131,189
Waters Corporation*	6,921	1,347,380
WellCare Health Plans, Inc.*	4,802	1,538,993
Zimmer Biomet Holdings, Inc.	14,341	1,885,411
Zoetis, Inc.	61,616	5,641,561

		250,311,450

Industrials — 9.0%
3M Co.	41,768	8,800,935
A.O. Smith Corporation	16,217	865,501
Alaska Air Group, Inc.Δ	5,031	346,435
American Airlines Group, Inc.Δ	38,478	1,590,296
AMETEK, Inc.	16,745	1,324,864
Arconic, Inc.	16,474	362,593
Boeing Co. (The)	38,251	14,225,547
C.H. Robinson Worldwide, Inc.Δ	12,459	1,219,985
Caterpillar, Inc.	42,426	6,469,541
Cintas Corporation	6,438	1,273,501
Copart, Inc.Δ*	8,500	438,005
CSX Corporation	58,186	4,308,673
Cummins, Inc.	10,680	1,560,028
Deere & Co.	22,646	3,404,373
Delta Air Lines, Inc.	48,129	2,783,300
Dover Corporation	13,712	1,213,923
Emerson Electric Co.	47,350	3,626,063
Equifax, Inc.	8,312	1,085,298
Expeditors International of Washington, Inc.Δ	6,818	501,328
Fastenal Co.Δ	18,002	1,044,476
FedEx Corporation	17,757	4,275,708
Flowserve Corporation	4,858	265,684
Fluor Corporation	5,110	296,891
Fortive CorporationΔ	19,215	1,617,903
Fortune Brands Home & Security, Inc.	18,870	988,033
General Dynamics Corporation	20,407	4,177,721
General Electric Co.	624,860	7,054,669
Harris Corporation	8,888	1,503,938
Honeywell International, Inc.	52,209	8,687,578
Huntington Ingalls Industries, Inc.	2,805	718,304
IHS Markit, Ltd.*	26,223	1,414,993
Illinois ToolWorks, Inc.	22,337	3,152,197
J.B. Hunt Transport Services, Inc.Δ	3,269	388,815
Jacobs Engineering Group, Inc.	4,647	355,496
Kansas City Southern	10,006	1,133,480
L3 Technologies, Inc.	6,087	1,294,218
Lockheed Martin Corporation	18,207	6,298,894
Masco Corporation	31,887	1,167,064
Norfolk Southern Corporation	19,839	3,580,940
Northrop Grumman Corporation	12,728	4,039,485
PACCAR, Inc.	22,794	1,554,323
Parker-Hannifin Corporation	8,815	1,621,343
Quanta Services, Inc.*	5,431	181,287
Raytheon Co.	21,046	4,349,366
Republic Services, Inc.	19,655	1,428,132
Robert Half International, Inc.	4,920	346,270
Rockwell Automation, Inc.	8,494	1,592,795
Rockwell Collins, Inc.	10,620	1,491,791

139	See Notes to Schedule of Investments.

	Shares	Value
Roper Technologies, Inc.	6,043	$1,789,997
Snap-on, Inc.Δ	5,899	1,083,056
Southwest Airlines Co.	36,781	2,296,973
Stanley Black & Decker, Inc.Δ	10,352	1,515,947
Stericycle, Inc.*	3,095	181,615
Textron, Inc.	19,700	1,407,959
TransDigm Group, Inc.Δ*	3,870	1,440,801
Union Pacific Corporation	53,368	8,689,911
United Continental Holdings, Inc.*	12,532	1,116,100
United Parcel Service, Inc. Class B	50,421	5,886,652
United Rentals, Inc.*	7,513	1,229,127
United Technologies Corporation	55,368	7,741,000
Verisk Analytics, Inc.Δ*	12,729	1,534,481
W.W. Grainger, Inc.	3,321	1,186,959
Waste Management, Inc.	33,085	2,989,561
Xylem, Inc.	6,524	521,072

		162,033,194

Information Technology — 19.9%
Adobe Systems, Inc.*	34,038	9,188,558
Advanced Micro Devices, Inc.Δ*	52,740	1,629,139
Akamai Technologies, Inc.*	6,606	483,229
Alliance Data Systems Corporation	2,399	566,548
Amphenol Corporation Class A	18,535	1,742,661
Analog Devices, Inc.Δ	29,267	2,706,027
ANSYS, Inc.*	3,168	591,402
Apple, Inc.	328,365	74,125,115
Applied Materials, Inc.	77,376	2,990,582
Arista Networks, Inc.Δ*	4,638	1,233,059
Autodesk, Inc.*	12,971	2,024,903
Automatic Data Processing, Inc.	32,517	4,899,011
Broadcom, Inc.Δ	31,170	7,690,574
Broadridge Financial Solutions, Inc.	6,807	898,184
CA, Inc.	31,078	1,372,094
Cadence Design Systems, Inc.*	11,000	498,520
Cisco Systems, Inc.	330,553	16,081,403
Citrix Systems, Inc.*	6,597	733,322
Cognizant Technology Solutions Corporation Class A	43,559	3,360,577
Corning, Inc.Δ	59,799	2,110,905
DXC Technology Co.	18,725	1,751,162
F5 Networks, Inc.Δ*	2,480	494,562
Fidelity National Information Services, Inc.	26,656	2,907,370
Fiserv, Inc.*	26,681	2,197,981
FleetCor Technologies, Inc.*	6,254	1,424,911
FLIR Systems, Inc.	5,180	318,415
Gartner, Inc.Δ*	3,738	592,473
Global Payments, Inc.	11,780	1,500,772
Hewlett Packard Enterprise Co.	113,804	1,856,143
HP, Inc.	132,336	3,410,299
Intel Corporation	331,025	15,654,172
International Business Machines CorporationΔ	69,494	10,508,188
Intuit, Inc.	17,914	4,073,644
Juniper Networks, Inc.	15,019	450,119
KLA-Tencor Corporation	9,794	996,148
Lam Research Corporation	10,705	1,623,948

	Shares	Value
Mastercard, Inc. Class A	64,969	$14,462,749
Microchip Technology, Inc.Δ	16,977	1,339,655
Micron Technology, Inc.*	84,017	3,800,089
Microsoft Corporation	549,834	62,884,515
Motorola Solutions, Inc.	13,048	1,698,067
NetApp, Inc.	21,788	1,871,371
NVIDIA Corporation	43,187	12,136,411
Oracle Corporation	205,823	10,612,234
Paychex, Inc.	23,112	1,702,199
PayPal Holdings, Inc.*	83,736	7,355,370
Qorvo, Inc.Δ*	4,807	369,610
QUALCOMM, Inc.Δ	101,101	7,282,305
Red Hat, Inc.*	10,450	1,424,126
salesforce.com, Inc.*	52,180	8,298,185
Skyworks Solutions, Inc.Δ	15,074	1,367,362
Symantec Corporation	47,298	1,006,501
Synopsys, Inc.*	5,492	541,566
Texas Instruments, Inc.	69,952	7,505,150
Total System Services, Inc.	13,565	1,339,408
VeriSign, Inc.*	7,867	1,259,664
Visa, Inc. Class AΔ	128,789	19,329,941
Western Digital Corporation	24,973	1,461,919
Western Union Co. (The)	21,787	415,260
Xerox Corporation	11,464	309,299
Xilinx, Inc.	18,364	1,472,242

		355,931,318

Materials — 2.2%
Air Products & Chemicals, Inc.	14,726	2,459,978
Albemarle CorporationΔ	5,038	502,692
Avery Dennison Corporation	3,272	354,521
Ball CorporationΔ	26,240	1,154,298
CF Industries Holdings, Inc.	10,281	559,698
DowDuPont, Inc.	165,657	10,653,402
Eastman Chemical Co.	14,389	1,377,315
Ecolab, Inc.	18,944	2,970,040
FMC CorporationΔ	5,397	470,510
Freeport-McMoRan, Inc.	85,590	1,191,413
International Flavors & Fragrances, Inc.	3,799	528,517
International Paper Co.	30,010	1,474,991
Martin Marietta Materials, Inc.	5,969	1,086,060
Mosaic Co. (The)	16,259	528,092
Newmont Mining Corporation	46,126	1,393,005
Nucor Corporation	22,789	1,445,962
Packaging Corporation of America	3,120	342,233
PPG Industries, Inc.Δ	18,443	2,012,685
Praxair, Inc.	20,689	3,325,343
Sealed Air CorporationΔ	10,710	430,006
Sherwin-Williams Co. (The)Δ	6,348	2,889,673
Vulcan Materials Co.	11,222	1,247,886
WestRock Co.	21,818	1,165,954

		39,564,274

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REITΔ	3,214	404,289
American Tower Corporation REIT	31,527	4,580,873

See Notes to Schedule of Investments.	140

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Apartment Investment & Management Co. Class A REIT	5,951	$262,618
AvalonBay Communities, Inc. REIT	9,934	1,799,544
Boston Properties, Inc. REIT	11,272	1,387,470
CBRE Group, Inc. Class A*	26,915	1,186,951
Crown Castle International Corporation REIT	30,379	3,382,094
Digital Realty Trust, Inc. REIT	13,205	1,485,298
Duke Realty Corporation REIT	32,547	923,358
Equinix, Inc. REIT	5,188	2,245,833
Equity Residential REIT	24,996	1,656,235
Essex Property Trust, Inc. REIT	5,627	1,388,237
Extra Space Storage, Inc. REIT	4,684	405,822
Federal Realty Investment Trust REIT	2,600	328,822
HCP, Inc. REIT	46,597	1,226,433
Host Hotels & Resorts, Inc. REIT	47,435	1,000,879
Iron Mountain, Inc. REITΔ	20,523	708,454
Kimco Realty Corporation REITΔ	56,971	953,695
Macerich Co. (The) REIT	4,614	255,108
Mid-America Apartment Communities, Inc. REIT	4,060	406,731
Prologis, Inc. REIT	48,593	3,294,119
Public Storage REIT	13,141	2,649,620
Realty Income Corporation REIT	23,830	1,355,689
Regency Centers Corporation REIT	15,104	976,776
SBA Communications Corporation REIT*	9,082	1,458,842
Simon Property Group, Inc. REIT	23,980	4,238,465
SL Green Realty Corporation REIT	3,720	362,812
UDR, Inc. REIT	11,107	449,056
Ventas, Inc. REIT	33,547	1,824,286
Vornado Realty Trust REIT	15,993	1,167,489
Welltower, Inc. REIT	27,025	1,738,248
Weyerhaeuser Co. REIT	49,383	1,593,589

		47,097,735

Utilities — 2.9%
AES Corporation	56,201	786,814
Alliant Energy CorporationΔ	6,500	276,705
Ameren Corporation	19,884	1,257,066
American Electric Power Co., Inc.	43,060	3,052,093
American Water Works Co., Inc.	16,565	1,457,223
CenterPoint Energy, Inc.Δ	32,201	890,358
CMS Energy Corporation	24,417	1,196,433
Consolidated Edison, Inc.	33,879	2,581,241
Dominion Energy, Inc.	52,232	3,670,865
DTE Energy Co.	15,525	1,694,243
Duke Energy Corporation	60,096	4,808,882
Edison International	25,039	1,694,640
Entergy Corporation	9,511	771,627
Evergy, Inc.	11,885	652,724
Eversource EnergyΔ	22,827	1,402,491
Exelon Corporation	74,076	3,234,158
FirstEnergy CorporationΔ	24,029	893,158
NextEra Energy, Inc.	33,860	5,674,936
NiSource, Inc.Δ	23,079	575,129
NRG Energy, Inc.	11,763	439,936

	Shares	Value
PG&E Corporation*	31,399	$1,444,668
Pinnacle West Capital Corporation	4,108	325,271
PPL Corporation	51,392	1,503,730
Public Service Enterprise Group, Inc.	33,207	1,752,998
SCANA Corporation	5,221	203,045
Sempra EnergyΔ	17,215	1,958,206
Southern Co. (The)	81,308	3,545,029
WEC Energy Group, Inc.Δ	28,327	1,891,111
Xcel Energy, Inc.Δ	35,982	1,698,710

		51,333,490

Total Common Stocks (Cost $1,270,991,743)		1,702,899,058

FOREIGN COMMON STOCKS — 3.0%
Curacao — 0.3%
Schlumberger, Ltd.	98,897	6,024,805

Ireland — 1.6%
Accenture PLC Class A	46,917	7,985,273
Allegion PLCΔ	11,277	1,021,358
Eaton Corporation PLC	34,612	3,001,899
Ingersoll-Rand PLC	16,206	1,657,874
Johnson Controls International PLCΔ	75,803	2,653,105
Medtronic PLC	101,358	9,970,587
Pentair PLC	6,692	290,098
Seagate Technology PLCΔ	16,681	789,845
Willis Towers Watson PLC	6,037	850,855

		28,220,894

Jersey — 0.1%
Aptiv PLC	15,022	1,260,346

Netherlands — 0.3%
LyondellBasell Industries NV Class A	27,312	2,799,753
Mylan NV*	72,661	2,659,393

		5,459,146

Switzerland — 0.4%
Chubb, Ltd.	35,583	4,755,312
Garmin, Ltd.	4,430	310,322
TE Connectivity, Ltd.	28,610	2,515,677

		7,581,311

United Kingdom — 0.3%
Aon PLCΔ	19,060	2,931,047
Nielsen Holdings PLC	40,749	1,127,117
TechnipFMC PLCΔ	23,072	721,000

		4,779,164

Total Foreign Common Stocks (Cost $46,837,449)		53,325,666

MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	32,559,086	32,559,086

141	See Notes to Schedule of Investments.

	Shares	Value
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	3,817,549	$3,817,549

Total Money Market Funds (Cost $36,376,635)		36,376,635

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $896,575)	$900,000	896,498

TOTAL INVESTMENTS — 100.2% (Cost $1,355,102,402)		1,793,497,857
Liabilities in Excess of Other Assets — (0.2)%		(3,292,835)

NET ASSETS — 100.0%		$1,790,205,022

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2018	210	$30,649,500	GSC	$17,803

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,702,899,058	$1,702,899,058	$—	$—
Foreign Common Stocks	53,325,666	53,325,666	—	—
Money Market Funds	36,376,635	36,376,635	—	—
U.S. Treasury Obligation	896,498	—	896,498	—

Total Assets — Investments in Securities	$1,793,497,857	$1,792,601,359	$896,498	$—

Other Financial Instruments***
Futures Contracts	$17,803	$17,803	$—	$—

Total Assets — Other Financial Instruments	$17,803	$17,803	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	142

VALUE EQUITY FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.4%
Communication Services — 5.8%
Alphabet, Inc. Class A*	3,674	$4,434,812
AT&T, Inc.	370,358	12,436,622
Charter Communications, Inc. Class A*	1,184	385,842
Cinemark Holdings, Inc.	29,527	1,186,985
Comcast Corporation Class A	649,123	22,985,445
InterActiveCorp*	5,223	1,131,929
John Wiley & Sons, Inc. Class A	17,328	1,050,077
News Corporation Class A	170,393	2,247,484
Telephone & Data Systems, Inc.	70,165	2,135,121
T-Mobile US, Inc.*	2,824	198,188
Twenty-First Century Fox, Inc. Class A	23,149	1,072,493
Twenty-First Century Fox, Inc. Class B	11,003	504,158
Verizon Communications, Inc.	361,598	19,305,717
Walt Disney Co. (The)	10,715	1,253,012

		70,327,885

Consumer Discretionary — 5.9%
Aaron’s, Inc.	14,822	807,206
Advance Auto Parts, Inc.	29,575	4,978,360
American Eagle Outfitters, Inc.	58,934	1,463,331
Brunswick Corporation	26,203	1,756,125
Carnival Corporation	9,201	586,748
Dana, Inc.	297,121	5,547,249
Deckers Outdoor CorporationΔ*	15,205	1,803,009
Dollar General Corporation	105,732	11,556,508
eBay, Inc.*	62,823	2,074,415
Foot Locker, Inc.	22,678	1,156,124
Ford Motor Co.	109,424	1,012,172
Gap, Inc. (The)	39,192	1,130,689
General Motors Co.	30,242	1,018,248
Grand Canyon Education, Inc.*	7,201	812,273
Lennar Corporation Class A	133,251	6,221,489
Lennar Corporation Class B	3,259	125,471
Lowe’s Cos., Inc.	115,396	13,249,769
McDonald’s Corporation	14,494	2,424,701
Michael Kors Holdings, Ltd.*	30,944	2,121,521
PulteGroup, Inc.Δ	105,679	2,617,669
Tapestry, Inc.	106,893	5,373,511
Target Corporation	12,472	1,100,155
Tenneco, Inc.	35,618	1,500,943
Urban Outfitters, Inc.Δ*	34,653	1,417,308
Yum! Brands, Inc.	4,767	433,368

		72,288,362

Consumer Staples — 4.4%
Archer-Daniels-Midland Co.	11,424	574,284
Coca-Cola Co. (The)	37,834	1,747,552
Colgate-Palmolive Co.	21,965	1,470,557
Estee Lauder Cos., Inc. (The) Class A	11,305	1,642,843
General Mills, Inc.	15,766	676,677
Herbalife Nutrition, Ltd.*	21,988	1,199,445
Ingredion, Inc.	23,074	2,421,847
Kimberly-Clark Corporation	2,545	289,214
Kraft Heinz Co. (The)	17,467	962,606

	Shares	Value
Kroger Co. (The)	58,899	$1,714,550
Lamb Weston Holdings, Inc.	40,120	2,671,992
Mondelez International, Inc. Class A	38,110	1,637,206
Nu Skin Enterprises, Inc. Class A	26,509	2,184,872
PepsiCo, Inc.	100,112	11,192,521
Performance Food Group Co.*	44,833	1,492,939
Procter & Gamble Co. (The)	132,742	11,048,117
US Foods Holding Corporation*	34,778	1,071,858
USANA Health Sciences, Inc.*	8,462	1,020,094
Walgreens Boots Alliance, Inc.	19,734	1,438,609
Walmart, Inc.	73,628	6,914,405

		53,372,188

Energy — 9.6%
Anadarko Petroleum Corporation	6,514	439,109
Baker Hughes a GE Co.	265,656	8,987,142
Chevron Corporation	167,570	20,490,460
ConocoPhillips	210,302	16,277,375
EOG Resources, Inc.	10,615	1,354,156
Exxon Mobil Corporation	173,194	14,724,954
HollyFrontier Corporation	23,465	1,640,203
Kinder Morgan, Inc.	42,163	747,550
Marathon Oil Corporation	74,989	1,745,744
Marathon Petroleum Corporation	83,620	6,687,091
Occidental Petroleum Corporation	199,900	16,425,783
PBF Energy, Inc. Class A	33,493	1,671,636
Peabody Energy Corporation	25,302	901,763
Phillips 66	149,488	16,850,287
Pioneer Natural Resources Co.	874	152,242
Valero Energy Corporation	52,712	5,995,990
Whiting Petroleum Corporation*	35,300	1,872,312

		116,963,797

Financials — 21.6%
Aflac, Inc.	20,165	949,167
Allstate Corporation (The)	61,946	6,114,070
Ally Financial, Inc.	165,139	4,367,926
American Express Co.	111,204	11,842,114
American International Group, Inc.	254,143	13,530,573
Ameriprise Financial, Inc.	15,789	2,331,404
Bank of America Corporation	762,745	22,470,468
Bank of New York Mellon Corporation (The)	193,215	9,852,033
BB&T Corporation	13,981	678,638
Berkshire Hathaway, Inc. Class B*	39,711	8,502,522
BlackRock, Inc.	2,801	1,320,195
Capital One Financial Corporation	42,548	4,039,082
Citigroup, Inc.	283,191	20,316,122
Citizens Financial Group, Inc.	120,439	4,645,332
CME Group, Inc.	6,737	1,146,705
CNO Financial Group, Inc.	98,603	2,092,356
Discover Financial Services	29,943	2,289,142
FirstCash, Inc.	4,238	347,516
Goldman Sachs Group, Inc. (The)	20,348	4,562,835
Hartford Financial Services Group, Inc. (The)	62,275	3,111,259
Intercontinental Exchange, Inc.	132,171	9,898,286
Jefferies Financial Group, Inc.	53,257	1,169,524

143	See Notes to Schedule of Investments.

	Shares	Value
JPMorgan Chase & Co.	317,727	$35,852,315
Lazard, Ltd. Class A	48,807	2,349,081
Lincoln National Corporation	72,370	4,896,554
Marsh & McLennan Cos., Inc.	5,914	489,206
MetLife, Inc.	90,526	4,229,375
Morgan Stanley	29,517	1,374,607
Navient Corporation	108,602	1,463,955
New York Community Bancorp, Inc.Δ	444,952	4,614,152
Old Republic International Corporation	53,370	1,194,421
PNC Financial Services Group, Inc. (The)	10,027	1,365,577
Popular, Inc.	56,652	2,903,415
Progressive Corporation (The)	35,397	2,514,603
Prudential Financial, Inc.	65,219	6,607,989
Radian Group, Inc.	77,503	1,601,987
Reinsurance Group of America, Inc.	14,128	2,042,344
S&P Global, Inc.	20,730	4,050,435
Santander Consumer USA Holdings, Inc.	20,684	414,507
State Street Corporation	84,949	7,117,027
Synchrony Financial	136,589	4,245,186
Travelers Cos., Inc. (The)	5,022	651,404
U.S. Bancorp	240,966	12,725,414
Voya Financial, Inc.	43,866	2,178,824
Wells Fargo & Co.	324,746	17,068,650
Zions BancorporationΔ	131,900	6,614,785

		264,143,082

Health Care — 13.0%
Abbott Laboratories	41,642	3,054,857
Aetna, Inc.	6,647	1,348,344
Agilent Technologies, Inc.	41,458	2,924,447
Alexion Pharmaceuticals, Inc.*	2,668	370,879
Amgen, Inc.	5,109	1,059,045
Amneal Pharmaceuticals, Inc.*	173,900	3,858,841
Anthem, Inc.	37,899	10,386,221
Baxter International, Inc.	84,894	6,544,478
Becton, Dickinson and Co.	6,020	1,571,220
Biogen, Inc.*	1,006	355,430
Boston Scientific Corporation*	7,852	302,302
Bristol-Myers Squibb Co.	89,448	5,552,932
Bruker Corporation	49,861	1,667,850
Cardinal Health, Inc.	133,270	7,196,580
Catalent, Inc.*	24,713	1,125,677
Centene Corporation*	41,551	6,015,754
Cigna Corporation	4,094	852,575
CVS Health Corporation	141,024	11,101,409
Danaher Corporation	23,186	2,519,391
Eli Lilly & Co.	66,529	7,139,227
Express Scripts Holding Co.*	137,055	13,021,596
Gilead Sciences, Inc.	113,949	8,798,002
HCA Healthcare, Inc.	2,471	343,766
Humana, Inc.	13,026	4,409,561
Johnson & Johnson	213,215	29,459,917
Ligand Pharmaceuticals, Inc.*	6,147	1,687,290
McKesson Corporation	26,639	3,533,663
Molina Healthcare, Inc.Δ*	33,749	5,018,476
Premier, Inc. Class A*	26,216	1,200,168

	Shares	Value
Thermo Fisher Scientific, Inc.	10,552	$2,575,532
United Therapeutics Corporation*	2,758	352,693
UnitedHealth Group, Inc.	36,465	9,701,149
WellCare Health Plans, Inc.*	5,497	1,761,734
Zoetis, Inc.	29,603	2,710,451

		159,521,457

Industrials — 7.3%
3M Co.	2,349	494,958
Caterpillar, Inc.	553	84,327
CSX Corporation	9,285	687,554
Delta Air Lines, Inc.	13,621	787,702
EMCOR Group, Inc.	30,920	2,322,401
Emerson Electric Co.	4,331	331,668
EnerSys, Inc.	13,621	1,186,798
FedEx Corporation	15,532	3,739,950
Fluor Corporation	51,900	3,015,390
General Dynamics Corporation	29,946	6,130,545
General Electric Co.	996,651	11,252,190
HD Supply Holdings, Inc.*	94,849	4,058,589
Hillenbrand, Inc.	16,934	885,648
Honeywell International, Inc.	6,595	1,097,408
Huntington Ingalls Industries, Inc.	9,165	2,346,973
JetBlue Airways Corporation*	1,999	38,701
Korn/Ferry International	19,934	981,550
Lockheed Martin Corporation	987	341,463
Masco Corporation	59,365	2,172,759
Norfolk Southern Corporation	6,095	1,100,148
Quanta Services, Inc.*	55,117	1,839,805
Robert Half International, Inc.	36,964	2,601,526
Ryder System, Inc.Δ	29,407	2,148,770
Southwest Airlines Co.	4,337	270,846
Spirit AeroSystems Holdings, Inc. Class A	4,242	388,864
Terex CorporationΔ	120,960	4,827,514
Textron, Inc.	174,803	12,493,170
Union Pacific Corporation	1,470	239,360
United Continental Holdings, Inc.*	10,562	940,652
United Parcel Service, Inc. Class B	33,835	3,950,236
United Rentals, Inc.*	13,238	2,165,737
United Technologies Corporation	101,798	14,232,378
Waste Management, Inc.	1,785	161,293

		89,316,873

Information Technology — 11.6%
Amkor Technology, Inc.*	72,540	536,071
Aspen Technology, Inc.*	29,886	3,404,314
Avnet, Inc.Δ	49,985	2,237,828
Broadcom, Inc.	16,412	4,049,333
CDW Corporation	7,609	676,592
Cisco Systems, Inc.	386,136	18,785,516
Citrix Systems, Inc.*	33,932	3,771,881
Cognizant Technology Solutions Corporation Class A	940	72,521
Corning, Inc.	244,444	8,628,873
Cypress Semiconductor CorporationΔ	505,200	7,320,348
F5 Networks, Inc.*	3,206	639,341
First Data Corporation Class A*	267,800	6,553,066
Hewlett Packard Enterprise Co.	153,091	2,496,914

See Notes to Schedule of Investments.	144

VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
HP, Inc.	254,382	$6,555,424
Intel Corporation	103,729	4,905,344
International Business Machines Corporation	6,990	1,056,958
Intuit, Inc.	20,785	4,726,509
j2 Global, Inc.	13,295	1,101,491
Jabil, Inc.	59,512	1,611,585
Micron Technology, Inc.*	38,553	1,743,752
Microsoft Corporation	116,198	13,289,565
ON Semiconductor Corporation*	186,736	3,441,545
Oracle Corporation	273,416	14,097,329
QUALCOMM, Inc.Δ	150,975	10,874,729
Texas Instruments, Inc.	79,489	8,528,375
VeriSign, Inc.*	26,363	4,221,244
Vishay Intertechnology, Inc.	83,384	1,696,864
Western Digital Corporation	87,725	5,135,422

		142,158,734

Materials — 3.9%
Air Products & Chemicals, Inc.	68,379	11,422,712
Domtar Corporation	43,261	2,256,926
DowDuPont, Inc.	285,901	18,386,293
Ecolab, Inc.	2,751	431,302
Freeport-McMoRan, Inc.	332,531	4,628,832
Louisiana-Pacific Corporation	49,521	1,311,811
PPG Industries, Inc.	4,889	533,537
Praxair, Inc.	219	35,200
Reliance Steel & Aluminum Co.	41,142	3,509,001
Steel Dynamics, Inc.	81,983	3,704,812
Trinseo SA	23,720	1,857,276

		48,077,702

Real Estate — 1.6%
Apple Hospitality REIT, Inc.	21,139	369,721
CBRE Group, Inc. Class A*	97,785	4,312,319
Crown Castle International Corporation REIT	2,107	234,572
Hospitality Properties Trust REIT	36,799	1,061,283
Host Hotels & Resorts, Inc. REIT	129,519	2,732,851
Jones Lang LaSalle, Inc.	55,938	8,072,972
Paramount Group, Inc. REIT	28,783	434,336
Park Hotels & Resorts, Inc. REITΔ	55,332	1,815,996
Prologis, Inc. REIT	13,175	893,133
Ryman Hospitality Properties, Inc. REIT	257	22,146
Simon Property Group, Inc. REIT	863	152,535

		20,101,864

Utilities — 3.7%
AES Corporation	680,586	9,528,204
American Electric Power Co., Inc.	42,999	3,047,769
Dominion Energy, Inc.	89,409	6,283,664
Duke Energy Corporation	19,249	1,540,305
Exelon Corporation	182,583	7,971,574
NextEra Energy, Inc.	10,656	1,785,946
Portland General Electric Co.	60,403	2,754,981
Public Service Enterprise Group, Inc.	120,356	6,353,593
Southern Co. (The)	25,095	1,094,142

	Shares	Value
Southwest Gas Holdings, Inc.	26,635	$2,104,964
UGI Corporation	40,560	2,250,269

		44,715,411

Total Common Stocks (Cost $859,492,640)		1,080,987,355

FOREIGN COMMON STOCKS — 8.9%
Canada — 0.3%
Bausch Health Cos., Inc.*	62,227	1,597,367
Magna International, Inc.Δ	32,233	1,693,199
Norbord, Inc.Δ	20,057	665,291

		3,955,857

Curacao — 1.0%
Schlumberger, Ltd.	191,427	11,661,733

France — 0.7%
Sanofi ADRΔ	182,015	8,130,610

Ireland — 3.8%
Adient PLCΔ	77,595	3,050,259
Eaton Corporation PLC	10,849	940,934
Horizon Pharma PLC*	56,735	1,110,871
ICON PLC*	7,282	1,119,608
Jazz Pharmaceuticals PLC*	9,397	1,579,918
Johnson Controls International PLC	462,364	16,182,740
Medtronic PLC	182,806	17,982,626
nVent Electric PLC	83,264	2,261,450
Pentair PLC	59,064	2,560,424

		46,788,830

Israel — 0.1%
Taro Pharmaceutical Industries, Ltd.Δ*	9,485	932,376

Netherlands — 0.8%
Koninklijke Philips NVΔ	86,700	3,945,717
LyondellBasell Industries NV Class A	36,717	3,763,860
Mylan NV*	50,658	1,854,083
NXP Semiconductor NV	7,097	606,793

		10,170,453

Switzerland — 0.1%
Chubb, Ltd.	10,938	1,461,754

United Kingdom — 2.1%
BP PLC ADR	137,465	6,337,136
GlaxoSmithKline PLC ADRΔ	179,422	7,207,382
Nielsen Holdings PLC	236,530	6,542,420
TechnipFMC PLCΔ	173,000	5,406,250

		25,493,188

Total Foreign Common Stocks (Cost $109,651,136)		108,594,801

MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	35,323,705	35,323,705

145	See Notes to Schedule of Investments.

	Shares	Value
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	40,016	$40,016

Total Money Market Funds (Cost $35,363,721)		35,363,721

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $1,793,149)	$1,800,000	1,792,996

TOTAL INVESTMENTS — 100.3% (Cost $1,006,300,646)		1,226,738,873
Liabilities in Excess of Other Assets — (0.3)%		(3,849,562)

NET ASSETS — 100.0%		$1,222,889,311

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2018	275	$40,136,250	GSC	$41,240

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,080,987,355	$1,080,987,355	$—		$—
Foreign Common Stocks	108,594,801	108,594,801	—		—
Money Market Funds	35,363,721	35,363,721	—		—
U.S. Treasury Obligation	1,792,996	—	1,792,996		—

Total Assets — Investments in Securities	$1,226,738,873	$1,224,945,877	$1,792,996		$—

Other Financial Instruments***
Futures Contracts	$41,240	$41,240	$—	$

Total Assets — Other Financial Instruments	$41,240	$41,240	$—		$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	146

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.7%
Communication Services — 12.4%
Activision Blizzard, Inc.	93,000	$7,736,670
Alphabet, Inc. Class A*	31,069	37,502,768
Alphabet, Inc. Class C*	36,695	43,794,382
Comcast Corporation Class A	252,670	8,947,045
Electronic Arts, Inc.*	84,629	10,196,948
Facebook, Inc. Class A*	387,112	63,664,439
Netflix, Inc.*	52,529	19,652,675
Walt Disney Co. (The)	83,080	9,715,375

		201,210,302

Consumer Discretionary — 12.1%
Amazon.com, Inc.*	56,807	113,784,421
Booking Holdings, Inc.*	9,838	19,518,592
Chipotle Mexican Grill, Inc.*	12,250	5,567,870
Floor & Decor Holdings, Inc. Class AΔ*	99,200	2,992,864
Home Depot, Inc. (The)	56,680	11,741,262
Starbucks Corporation	208,604	11,857,051
TJX Cos., Inc. (The)	81,601	9,140,944
Yum China Holdings, Inc.	364,393	12,793,838
Yum! Brands, Inc.	102,004	9,273,184

		196,670,026

Consumer Staples — 6.2%
Coca-Cola Co. (The)	383,523	17,714,927
Colgate-Palmolive Co.	217,634	14,570,596
Costco Wholesale Corporation	70,755	16,618,935
Estee Lauder Cos., Inc. (The) Class A	51,988	7,554,896
McCormick & Co., Inc. (Non-Voting Shares)	47,140	6,210,695
Monster Beverage Corporation*	447,350	26,071,558
Procter & Gamble Co. (The)	134,238	11,172,629

		99,914,236

Energy — 0.3%
Pioneer Natural Resources Co.	32,380	5,640,272

Financials — 3.7%
American Express Co.	126,823	13,505,381
BlackRock, Inc.	19,140	9,021,256
Charles Schwab Corporation (The)	328,551	16,148,282
FactSet Research Systems, Inc.Δ	40,565	9,074,796
SEI Investments Co.	208,915	12,764,707

		60,514,422

Health Care — 15.6%
Alexion Pharmaceuticals, Inc.*	104,864	14,577,145
Align Technology, Inc.*	27,400	10,719,428
Amgen, Inc.	49,511	10,263,135
Biogen, Inc.*	30,100	10,634,631
BioMarin Pharmaceutical, Inc.*	100,696	9,764,491
Celgene Corporation*	112,760	10,090,892
Cerner Corporation*	158,538	10,211,433
Danaher Corporation	85,168	9,254,355
DexCom, Inc.*	71,268	10,194,175
Edwards Lifesciences Corporation*	112,060	19,509,646
Illumina, Inc.*	32,957	12,097,196

	Shares	Value
Intuitive Surgical, Inc.*	23,603	$13,548,122
Johnson & Johnson	48,740	6,734,406
Loxo Oncology, Inc.*	26,852	4,587,127
Regeneron Pharmaceuticals, Inc.*	73,319	29,623,809
Sarepta Therapeutics, Inc.Δ*	15,708	2,536,999
Thermo Fisher Scientific, Inc.	88,103	21,504,180
UnitedHealth Group, Inc.	55,200	14,685,408
Varian Medical Systems, Inc.*	76,302	8,540,483
Zoetis, Inc.	266,252	24,378,033

		253,455,094

Industrials — 7.3%
A.O. Smith Corporation	105,743	5,643,504
BWX Technologies, Inc.Δ	95,169	5,951,869
Caterpillar, Inc.	44,760	6,825,453
Cintas Corporation	39,052	7,724,876
CoStar Group, Inc.*	20,530	8,639,845
Deere & Co.	85,405	12,838,934
Expeditors International of Washington, Inc.	214,493	15,771,670
Fortive Corporation	122,751	10,335,634
Honeywell International, Inc.	60,480	10,063,872
Roper Technologies, Inc.	36,104	10,694,366
United Parcel Service, Inc. Class B	117,699	13,741,358
W.W. Grainger, Inc.	27,070	9,675,089

		117,906,470

Information Technology — 29.4%
Adobe Systems, Inc.*	154,881	41,810,126
Akamai Technologies, Inc.*	144,560	10,574,564
Amphenol Corporation Class A	95,891	9,015,672
Apple, Inc.	60,220	13,594,063
Autodesk, Inc.*	201,371	31,436,027
Automatic Data Processing, Inc.	36,461	5,493,214
Cisco Systems, Inc.	272,583	13,261,163
FleetCor Technologies, Inc.*	21,183	4,826,335
Genpact, Ltd.	235,296	7,202,410
Intuit, Inc.	57,184	13,003,642
Microsoft Corporation	351,359	40,184,929
Oracle Corporation	673,234	34,711,945
Palo Alto Networks, Inc.*	84,257	18,979,732
PayPal Holdings, Inc.*	242,226	21,277,132
QUALCOMM, Inc.Δ	365,324	26,314,288
Red Hat, Inc.*	75,650	10,309,582
salesforce.com, Inc.*	198,708	31,600,533
ServiceNow, Inc.*	94,300	18,447,909
Splunk, Inc.*	146,393	17,700,378
Texas Instruments, Inc.	75,550	8,105,759
TiVo Corporation	7	87
Visa, Inc. Class AΔ	585,480	87,874,693
Vmware,Inc.Class AΔ*	38,740	6,045,764
Workday, Inc. Class AΔ*	32,200	4,700,556

		476,470,503

Materials — 1.6%
Ecolab, Inc.	58,020	9,096,376
Praxair, Inc.	41,550	6,678,332

147	See Notes to Schedule of Investments.

	Shares	Value
Sherwin-Williams Co. (The)	23,488	$10,691,972

		26,466,680

Real Estate — 1.1%
Equinix, Inc. REIT	18,040	7,809,335
SBA Communications Corporation REIT*	60,774	9,762,128

		17,571,463

Total Common Stocks (Cost $948,540,338)		1,455,819,468

FOREIGN COMMON STOCKS — 6.7%
China — 3.7%
Alibaba Group Holding, Ltd. ADRΔ*	360,591	59,410,973

Curacao — 1.3%
Schlumberger, Ltd.	355,953	21,684,657

France — 0.8%
Danone SA ADRΔ	862,707	13,341,764

Netherlands — 0.3%
NXP Semiconductor NV	57,628	4,927,194

Switzerland — 0.6%
Novartis AG ADR	105,712	9,108,146

Total Foreign Common Stocks (Cost $90,538,722)		108,472,734

	Shares	Value
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	60,039,931	$60,039,931
Northern Institutional U.S. Government Portfolio, 1.87%Ø	184,725	184,725

Total Money Market Funds (Cost $60,224,656)		60,224,656

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $2,689,724)	$2,700,000	2,689,494

TOTAL INVESTMENTS — 100.3% (Cost $1,101,993,440)		1,627,206,352
Liabilities in Excess of Other Assets — (0.3)%		(4,194,952)

NET ASSETS — 100.0%		$1,623,011,400

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2018	422	$61,590,900	GSC	$73,820

See Notes to Schedule of Investments.	148

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,455,819,468	$1,455,819,468	$—	$—
Foreign Common Stocks	108,472,734	108,472,734	—	—
Money Market Funds	60,224,656	60,224,656	—	—
U.S. Treasury Obligation	2,689,494	—	2,689,494	—

Total Assets — Investments in Securities	$1,627,206,352	$1,624,516,858	$2,689,494	$—

Other Financial Instruments***
Futures Contracts	$73,820	$73,820	$—	$—

Total Assets — Other Financial Instruments	$73,820	$73,820	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

149	See Notes to Schedule of Investments.

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.7%
Communication Services — 3.4%
ATN International, Inc.Δ	17,000	$1,255,960
Cable One, Inc.Δ	5,310	4,691,969
Cogent Communications Holdings, Inc.Δ	33,500	1,869,300
DHI Group, Inc.*	103,256	216,838
Gannett Co., Inc.Δ	35,356	353,913
John Wiley & Sons, Inc. Class A	16,139	978,023
Liberty TripAdvisor Holdings, Inc. Class A*	22,809	338,714
Madison Square Garden Co. (The) Class A*	1,500	472,980
Marchex, Inc. Class B	7,700	21,406
Meet Group, Inc. (The)Δ*	54,600	270,270
MSG Networks, Inc. Class AΔ*	10,700	276,060
New Media Investment Group, Inc.	39,402	618,217
News Corporation Class A	5,788	76,344
Nexstar Media Group, Inc. Class A	3,900	317,460
Rosetta Stone, Inc.*	88,300	1,756,287
Scholastic Corporation	34,922	1,630,508
Shenandoah Telecommunications Co.Δ	79,900	3,096,125
Spok Holdings, Inc.	14,304	220,282
Telephone & Data Systems, Inc.	26,183	796,749
Travelzoo*	14,693	174,112
United States Cellular Corporation*	7,400	331,372
Yelp, Inc.*	16,100	792,120
Zynga, Inc. Class A*	29,100	116,691

		20,671,700

Consumer Discretionary — 9.5%
Aaron’s, Inc.	18,800	1,023,848
Adtalem Global Education, Inc.Δ*	3,800	183,160
American Eagle Outfitters, Inc.Δ	33,800	839,254
American Public Education, Inc.*	2,400	79,320
Barnes & Noble Education, Inc.*	12,697	73,135
Bridgepoint Education, Inc.*	24,956	253,553
Bright Horizons Family Solutions, Inc.*	44,000	5,184,960
Brinker International, Inc.Δ	6,541	305,661
Build-A-Bear Workshop, Inc.*	4,900	44,345
Cato Corporation (The) Class A	38,615	811,687
Cheesecake Factory, Inc. (The)Δ	19,400	1,038,676
Chegg, Inc.Δ*	118,200	3,360,426
Chico’s FAS, Inc.	59,800	518,466
Chuy’s Holdings, Inc.*	22,300	585,375
Citi Trends, Inc.	28,505	820,089
Clarus Corporation	10,300	113,815
Cooper-Standard Holdings, Inc.*	5,900	707,882
CSS Industries, Inc.	21,830	310,641
Deckers Outdoor Corporation*	6,772	803,024
Del Frisco’s Restaurant Group, Inc.Δ*	48,923	406,061
Denny’s Corporation*	17,274	254,273
Express, Inc.Δ*	36,568	404,442
Five Below, Inc.*	9,900	1,287,594
Floor & Decor Holdings, Inc. Class AΔ*	54,600	1,647,282
Foot Locker, Inc.	11,942	608,803

	Shares	Value
Francesca’s Holdings CorporationΔ*	46,745	$173,424
Genesco, Inc.*	15,700	739,470
Group 1 Automotive, Inc.	11,200	726,880
GrubHub, Inc.Δ*	4,600	637,652
Hibbett Sports, Inc.Δ*	10,600	199,280
Hilton Grand Vacations, Inc.*	41,800	1,383,580
Hooker Furniture CorporationΔ	900	30,420
Hudson, Ltd. Class A*	134,100	3,025,296
J Alexander’s Holdings, Inc.*	7,300	86,870
Jack in the Box, Inc.	12,200	1,022,726
Johnson Outdoors, Inc. Class A	3,672	341,459
K12, Inc.*	49,750	880,575
Kirkland’s, Inc.Δ*	700	7,063
Lithia Motors, Inc. Class AΔ	14,800	1,208,568
Malibu Boats, Inc. Class A*	23,300	1,274,976
Michael Kors Holdings, Ltd.*	12,892	883,876
Modine Manufacturing Co.*	38,400	572,160
Monro, Inc.Δ	42,550	2,961,480
Movado Group, Inc.Δ	8,240	345,256
Murphy USA, Inc.*	6,487	554,379
National Vision Holdings, Inc.*	98,000	4,423,720
Office Depot, Inc.	256,400	823,044
Ollie’s Bargain Outlet Holdings, Inc.Δ*	21,000	2,018,100
PulteGroup, Inc.	33,639	833,238
Shoe Carnival, Inc.	10,615	408,677
Signet Jewelers, Ltd.	15,000	988,950
Speedway Motorsports, Inc.	3,126	55,799
Steven Madden, Ltd.	30,000	1,587,000
Strategic Education, Inc.	36,200	4,960,486
Tenneco, Inc.	21,200	893,368
Tilly’s, Inc. Class A	27,688	524,688
Tower International, Inc.	34,351	1,039,118
Town Sports International Holdings, Inc.*	2,600	22,490
Vera Bradley, Inc.*	10,600	161,756
Vitamin Shoppe, Inc.Δ*	26,532	265,320
VOXX International Corporation*	15,600	81,120
ZAGG, Inc.Δ*	19,536	288,156

		58,096,192

Consumer Staples — 1.2%
Avon Products, Inc.*	203,285	447,227
BJ’s Wholesale Club Holdings, Inc.*	98,400	2,635,152
Fresh Del Monte Produce, Inc.	2,100	71,169
Herbalife Nutrition, Ltd.*	1,444	78,770
Ingles Markets, Inc. Class AΔ	14,838	508,201
J&J Snack Foods Corporation	7,600	1,146,764
Landec Corporation*	2,100	30,240
Lifevantage CorporationΔ*	16,246	178,544
Medifast, Inc.	2,064	457,279
Nu Skin Enterprises, Inc. Class A	12,406	1,022,503
USANA Health Sciences, Inc.*	4,964	598,410

		7,174,259

Energy — 4.1%
Arch Coal, Inc. Class A	18,248	1,631,371
Bonanza Creek Energy, Inc.*	14,800	440,744

See Notes to Schedule of Investments.	150

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cactus, Inc. Clas151s A*	45,400	$1,737,912
Carrizo Oil & Gas, Inc.*	53,000	1,335,600
CONSOL Energy, Inc.*	8,833	360,475
Dawson Geophysical Co.*	5,200	32,188
Exterran Corporation*	36,520	968,876
Gran Tierra Energy, Inc.Δ*	176,976	676,048
Hallador Energy Co.	10,142	63,083
HollyFrontier Corporation	16,303	1,139,580
Keane Group, Inc.*	44,300	547,991
KLX Energy Services Holdings, Inc.*	4,500	144,045
Matador Resources Co.Δ*	75,900	2,508,495
Matrix Service Co.*	16,900	416,585
Midstates Petroleum Co., Inc.*	50,800	452,628
Newpark Resources, Inc.*	62,400	645,840
Nine Energy Service, Inc.*	6,200	189,596
Overseas Shipholding Group, Inc. Class AΔ*	60,959	192,021
Par Pacific Holdings, Inc.Δ*	31,218	636,847
PBF Energy, Inc. Class A	24,934	1,244,456
Peabody Energy Corporation	40,571	1,445,951
Penn Virginia Corporation*	5,367	432,258
Pioneer Energy Services Corporation*	132,400	390,580
ProPetro Holding CorporationΔ*	22,384	369,112
Renewable Energy Group, Inc.Δ*	60,817	1,751,530
REX American Resources CorporationΔ*	5,975	451,411
SEACOR Holdings, Inc.Δ*	10,900	538,569
SilverBow Resources, Inc.*	13,332	355,564
Solaris Oilfield Infrastructure, Inc. Class AΔ*	116,900	2,208,241
SRC Energy, Inc.*	114,700	1,019,683
Superior Energy Services, Inc.*	45,300	441,222
US Silica Holdings, Inc.Δ	20,100	378,483
World Fuel Services Corporation	9,700	268,496

		25,415,481

Financials — 16.0%
1st Source Corporation	12,248	644,490
American Equity Investment Life Holding Co.	50,500	1,785,680
American National Bankshares, Inc.	1,300	50,700
AMERISAFE, Inc.	34,200	2,118,690
Argo Group International Holdings, Ltd.	49,145	3,098,592
Atlantic Capital Bancshares, Inc.*	13,900	232,825
BancFirst Corporation	10,600	635,470
Bancorp, Inc. (The)*	40,000	383,600
Bank of Marin BancorpΔ	3,600	302,040
BankFinancial Corporation	3,300	52,602
Banner Corporation	22,210	1,380,796
Baycom CorporationΔ*	3,125	83,375
Berkshire Hills Bancorp, Inc.Δ	15,300	622,710
Bridge Bancorp, Inc.	13,471	447,237
Brookline Bancorp, Inc.Δ	7,400	123,580
Bryn Mawr Bank Corporation	23,516	1,102,900
Cadence BanCorp	130,700	3,413,884
Capital City Bank Group, Inc.	3,700	86,358
Cathay General Bancorp	4,000	165,760

	Shares	Value
CenterState Bank Corporation	26,500	$743,325
Central Pacific Financial CorporationΔ	52,882	1,397,671
Central Valley Community Bancorp	6,500	140,465
Century Bancorp, Inc. Class AΔ	3,609	260,750
Chemung Financial Corporation	600	25,458
Cherry Hill Mortgage Investment Corporation REITΔ	16,300	295,030
City Holding Co.Δ	10,900	837,120
Civista Bancshares, Inc.Δ	1,400	33,726
CNO Financial Group, Inc.	83,488	1,771,615
CoBiz Financial, Inc.	32,000	708,480
Commerce Bancshares, Inc.	4,900	323,498
Community Trust Bancorp, Inc.	6,200	287,370
Cowen, Inc.Δ*	29,136	474,917
Curo Group Holdings CorporationΔ*	8,199	247,856
Dime Community Bancshares, Inc.	2,500	44,625
Donegal Group, Inc. Class A	1,700	24,157
East West Bancorp, Inc.	12,600	760,662
EMC Insurance Group, Inc.	4,300	106,296
Enova International, Inc.*	17,405	501,264
Enterprise Financial Services CorporationΔ	14,800	785,140
Essent Group, Ltd.*	33,400	1,477,950
Evercore, Inc. Class A	6,800	683,740
FCB Financial Holdings, Inc. Class A*	16,300	772,620
FedNat Holding Co.Δ	12,600	321,048
Fidelity Southern Corporation	19,000	470,820
Financial Institutions, Inc.	23,991	753,317
First BancorpΔ	32,600	1,320,626
First BanCorp*	132,500	1,205,750
First Bancshares, Inc. (The)	900	35,145
First Busey Corporation	8,206	254,796
First Business Financial Services, Inc.	4,500	104,310
First Citizens BancShares, Inc. Class A	681	308,003
First Commonwealth Financial CorporationΔ	35,100	566,514
First Defiance Financial CorporationΔ	9,800	295,078
First Financial BancorpΔ	30,800	914,760
First Financial Corporation	9,350	469,370
First Hawaiian, Inc.Δ	800	21,728
First Interstate BancSystem, Inc. Class A	24,800	1,111,040
First Merchants Corporation	5,100	229,449
First Midwest Bancorp, Inc.	27,300	725,907
FirstCash, Inc.	11,743	962,926
Flagstar Bancorp, Inc.*	37,500	1,180,125
Focus Financial Partners, Inc. Class AΔ*	35,400	1,680,084
Great Southern Bancorp, Inc.	3,800	210,330
Great Western Bancorp, Inc.	30,300	1,278,357
Greenlight Capital Re, Ltd. Class AΔ*	3,000	37,200
Hallmark Financial Services, Inc.Δ*	5,100	56,100
Hamilton Lane, Inc. Class AΔ	51,500	2,280,420
Hancock Whitney Corporation	19,400	922,470
Hanover Insurance Group, Inc. (The)	12,029	1,484,018

151	See Notes to Schedule of Investments.

	Shares	Value
HarborOne Bancorp, Inc.*	1,000	$19,120
Health Insurance Innovations, Inc. Class AΔ*	61,500	3,791,475
Heartland Financial USA, Inc.	4,900	284,445
Heritage Commerce CorporationΔ	15,400	229,768
Heritage Financial CorporationΔ	9,100	319,865
Heritage Insurance Holdings, Inc.Δ	35,366	524,124
Home Bancorp, Inc.	500	21,740

HomeTrust Bancshares, Inc.*	13,241	385,975
Hope Bancorp, Inc.Δ	57,100	923,307
IBERIABANK Corporation	7,100	577,585
Independent Bank CorporationΔ	34,500	1,387,740
Independent Bank Group, Inc.	16,200	1,074,060
INTL. FCStone, Inc.*	14,777	714,025
Investment Technology Group, Inc.	31,600	684,456
Jefferies Financial Group, Inc.	30,880	678,125
Ladenburg Thalmann Financial Services, Inc.	15,200	41,040
Lazard, Ltd. Class A	18,700	900,031
LegacyTexas Financial Group, Inc.	6,600	281,160
LendingTree, Inc.Δ*	1,900	437,190
Marlin Business Services Corporation	2,800	80,780
Mercantile Bank Corporation	1,000	33,370
Meridian Bancorp, Inc.Δ	11,200	190,400
Meta Financial Group, Inc.Δ	21,300	1,760,445
Metropolitan Bank Holding Corporation*	3,400	139,808
MGIC Investment Corporation*	122,386	1,628,958
MidWestOne Financial Group, Inc.	1,800	59,958
National Bank Holdings Corporation Class A	12,462	469,194
National Commerce Corporation*	3,400	140,420
Navient Corporation	67,501	909,914
Northeast Bancorp	3,500	75,950
Northrim BanCorp, Inc.Δ	9,195	382,052
OFG BancorpΔ	71,681	1,157,648
Old Line Bancshares, Inc.	1,000	31,640
Old National Bancorp	56,600	1,092,380
Old Republic International Corporation	52,478	1,174,458
Old Second Bancorp, Inc.	1,300	20,085
Oppenheimer Holdings, Inc. Class A	18,042	570,127
Orrstown Financial Services, Inc.	800	19,040
Peapack Gladstone Financial Corporation	5,200	160,628
Peoples Bancorp, Inc.	2,400	84,072
Popular, Inc.Δ	28,073	1,438,741
Primerica, Inc.Δ	11,800	1,422,490
ProAssurance Corporation	53,000	2,488,350
Prosperity Bancshares, Inc.Δ	6,900	478,515
Provident Financial Services, Inc.	2,900	71,195
QCR Holdings, Inc.Δ	6,300	257,355
Radian Group, Inc.	52,744	1,090,219
RBB Bancorp	2,300	56,350
Regional Management Corporation*	15,865	457,388
Reinsurance Group of America, Inc.	4,600	664,976
Republic Bancorp, Inc. Class A	6,599	304,214

	Shares	Value
Riverview Bancorp, Inc.	3,400	$30,056
Sandy Spring Bancorp, Inc.	1,200	47,172
Santander Consumer USA Holdings, Inc.	22,375	448,395
Selective Insurance Group, Inc.	23,200	1,473,200
Shore Bancshares, Inc.	2,900	51,678
Sierra Bancorp	19,497	563,463
South State Corporation	2,000	164,000
Southern National Bancorp of Virginia, Inc.	2,702	43,772
State Auto Financial CorporationΔ	2,000	61,080
Sterling Bancorp	48,700	1,071,400
Stifel Financial Corporation	19,700	1,009,822
Stock Yards Bancorp, Inc.	900	32,670
Synovus Financial Corporation	6,000	274,740
Territorial Bancorp, Inc.	2,000	59,100
THL Credit, Inc.Δ	42,104	339,779
TriCo BancsharesΔ	30,604	1,181,927
TriState Capital Holdings, Inc.Δ*	4,500	124,200
TrustCo Bank CorporationΔ	124,638	1,059,423
UMB Financial Corporation	12,600	893,340
Umpqua Holdings Corporation	32,700	680,160
Union Bankshares CorporationΔ	2,400	92,472
United Bankshares, Inc.Δ	15,900	577,965
United Community Banks, Inc.	1,900	52,991
United Financial Bancorp, Inc.	3,100	52,173
United Fire Group, Inc.	500	25,385
Valley National Bancorp	71,500	804,375
Voya Financial, Inc.	10,439	518,505
W.R. Berkley Corporation	5,190	414,837
Washington Federal, Inc.	21,000	672,000
WesBanco, Inc.	8,200	365,556
Wintrust Financial Corporation	9,200	781,448
WisdomTree Investments, Inc.Δ	272,500	2,310,800
WSFS Financial Corporation	27,600	1,301,340

		98,400,290

Health Care — 10.4%
AAC Holdings, Inc.Δ*	107,800	822,514
Acceleron Pharma, Inc.Δ*	25,500	1,459,365
Achillion Pharmaceuticals, Inc.Δ*	29,600	108,928
Acorda Therapeutics, Inc.*	34,700	681,855
Adamas Pharmaceuticals, Inc.Δ*	36,900	738,738
Addus HomeCare Corporation*	41,700	2,925,255
Akebia Therapeutics, Inc.*	14,100	124,503
Allscripts Healthcare Solutions, Inc.*	69,000	983,250
AMAG Pharmaceuticals, Inc.*	19,800	396,000
Amedisys, Inc.*	20,800	2,599,168
American Renal Associates Holdings, Inc.Δ*	61,200	1,324,980
AngioDynamics, Inc.*	1,500	32,610
Applied Genetic Technologies CorporationΔ*	29,052	212,080
Aratana Therapeutics, Inc.Δ*	5,400	31,536
Ardelyx, Inc.*	9,200	40,020
Assertio Therapeutics, Inc.*	11,100	65,268
Bellicum Pharmaceuticals, Inc.*	6,300	38,808

See Notes to Schedule of Investments.	152

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
BioSpecifics Technologies Corporation*	9,281	$542,846
Blueprint Medicines Corporation*	31,200	2,435,472
Calithera Biosciences, Inc.*	5,200	27,300
Catalent, Inc.*	24,200	1,102,310
Chimerix, Inc.*	38,200	148,598
Cidara Therapeutics, Inc.*	9,300	40,920
Civitas Solutions, Inc.*	15,738	232,136
Clovis Oncology, Inc.Δ*	18,900	555,093
Conformis, Inc.Δ*	23,800	25,228
CONMED Corporation	17,800	1,410,116
CryoLife, Inc.*	38,200	1,344,640
Cytokinetics, Inc.*	2,800	27,580
Eagle Pharmaceuticals, Inc.Δ*	4,190	290,493
Enanta Pharmaceuticals, Inc.Δ*	5,337	456,100
Encompass Health Corporation	5,000	389,750
Epizyme, Inc.Δ*	5,000	53,000
Evolent Health, Inc. Class AΔ*	76,000	2,158,400
Exact Sciences CorporationΔ*	5,800	457,736
Five Prime Therapeutics, Inc.Δ*	5,000	69,600
Five Star Quality Care, Inc.Y†††*	2,086	—
HealthEquity, Inc.Δ*	25,800	2,435,778
Innoviva, Inc.*	35,721	544,388
Inogen, Inc.Δ*	9,000	2,197,080
Inspire Medical Systems, Inc.Δ*	24,500	1,030,960
Integer Holdings Corporation*	16,000	1,327,200
iRhythm Technologies, Inc.*	25,200	2,385,432
K2M Group Holdings, Inc.Δ*	79,600	2,178,652
Lannett Co., Inc.Δ*	21,400	101,650
LHC Group, Inc.*	3,900	401,661
Ligand Pharmaceuticals, Inc.*	6,700	1,839,083
Loxo Oncology, Inc.*	8,700	1,486,221
Magellan Health, Inc.*	6,700	482,735
Medicines Co. (The)Δ*	28,300	846,453
Meridian Bioscience, Inc.	41,996	625,740
Merit Medical Systems, Inc.*	24,500	1,505,525
Merrimack Pharmaceuticals, Inc.Δ*	5,100	27,183
Minerva Neurosciences, Inc.Δ*	2,800	35,140
MyoKardia, Inc.Δ*	18,100	1,180,120
NantKwest, Inc.*	8,300	30,710
Natera, Inc.*	40,500	969,570
NextGen Healthcare, Inc.*	11,100	222,888
NuVasive, Inc.Δ*	14,100	1,000,818
Ophthotech Corporation*	114,692	270,673
Orthofix Medical, Inc.Δ*	7,100	410,451
PetIQ, Inc.*	36,400	1,430,884
Pfenex, Inc.*	5,600	28,616
Phibro Animal Health Corporation Class A	15,497	664,821
Prestige Consumer Healthcare, Inc.Δ*	23,900	905,571
Psychemedics Corporation	7,395	139,100
Puma Biotechnology, Inc.Δ*	13,000	596,050
Quidel Corporation*	19,000	1,238,230
Repligen Corporation*	50,900	2,822,914
Retrophin, Inc.Δ*	38,500	1,106,105
Rhythm Pharmaceuticals, Inc.*	38,800	1,131,796
RTI Surgical, Inc.Δ*	91,325	410,962
SeaSpine Holdings Corporation*	2,700	42,012

	Shares	Value
Spark Therapeutics, Inc.Δ*	8,600	$469,130
Spectrum Pharmaceuticals, Inc.Δ*	23,300	391,440
Spero Therapeutics, Inc.Δ*	1,600	16,816
Supernus Pharmaceuticals, Inc.*	9,500	478,325
Syndax Pharmaceuticals, Inc.*	4,200	33,936
Tandem Diabetes Care, Inc.*	39,900	1,709,316
Tetraphase Pharmaceuticals, Inc.*	10,500	28,980
Triple-S Management Corporation Class B*	1,300	24,557
Ultragenyx Pharmaceutical, Inc.*	5,300	404,602
Vanda Pharmaceuticals, Inc.*	51,100	1,172,745
Versartis, Inc.*	14,700	20,580
WellCare Health Plans, Inc.*	2,200	705,078

		63,860,873

Industrials — 16.4%
ABM Industries, Inc.	32,300	1,041,675
Aegion Corporation*	24,566	623,485
AGCO Corporation	8,900	541,031
Aircastle, Ltd.	6,800	148,988
Albany International Corporation Class A	47,500	3,776,250
Applied Industrial Technologies, Inc.	16,200	1,267,650
ARC Document Solutions, Inc.*	9,800	27,832
ArcBest CorporationΔ	16,900	820,495
Armstrong Flooring, Inc.*	40,362	730,552
ASGN, Inc.*	80,100	6,322,293
Atento SA	90,400	678,000
Atkore International Group, Inc.*	24,487	649,640
Atlas Air Worldwide Holdings, Inc.Δ*	13,100	835,125
Barnes Group, Inc.	19,000	1,349,570
Beacon Roofing Supply, Inc.*	100,300	3,629,857
Briggs & Stratton Corporation	35,600	684,588
Casella Waste Systems, Inc. Class A*	29,900	928,694
CIRCOR International, Inc.Δ	55,400	2,631,500
Clean Harbors, Inc.*	36,500	2,612,670
Columbus McKinnon Corporation	28,000	1,107,120
Comfort Systems USA, Inc.	14,760	832,464
Commercial Vehicle Group, Inc.Δ*	39,141	358,532
Continental Building Products, Inc.*	69,182	2,597,784
CRA International, Inc.	19,386	973,565
Ducommun, Inc.*	9,600	392,064
Eagle Bulk Shipping, Inc.Δ*	53,164	298,782
EMCOR Group, Inc.	70,179	5,271,145
Encore Wire Corporation	1,500	75,150
ESCO Technologies, Inc.	15,700	1,068,385
Esterline Technologies Corporation*	11,200	1,018,640
Exponent, Inc.	48,800	2,615,680
Federal Signal Corporation	41,800	1,119,404
Fluor Corporation	5,700	331,170
Foundation Building Materials, Inc.*	15,500	193,285
FreightCar America, Inc.*	7,400	118,918
Global Brass & Copper Holdings, Inc.	7,681	283,429
Granite Construction, Inc.	18,200	831,740
H&E Equipment Services, Inc.	900	34,002
Hawaiian Holdings, Inc.Δ	11,800	473,180
HD Supply Holdings, Inc.*	29,488	1,261,791
Healthcare Services Group, Inc.Δ	72,850	2,959,167

153	See Notes to Schedule of Investments.

	Shares	Value
Heidrick & Struggles International, Inc.	15,399	$521,256
Hyster-Yale Materials Handling, Inc.	5,600	344,568
ICF International, Inc.	19,570	1,476,556
Insteel Industries, Inc.	7,408	265,799
Interface, Inc.	31,084	725,811
Jacobs Engineering Group, Inc.	1,800	137,700
Kadant, Inc.	12,300	1,326,555
KBR, Inc.	61,300	1,295,269
Kelly Services, Inc. Class A	17,500	420,525
KeyW Holding Corporation (The)Δ*	20,900	180,994
Kforce, Inc.	27,180	1,021,968
KLX, Inc.*	10,400	652,912
Knight-Swift Transportation HoldingsΔ	22,200	765,456
Korn/Ferry International	11,753	578,718
LSC Communications, Inc.	1,600	17,696
Manitowoc Co., Inc. (The)Δ*	27,800	666,922
ManpowerGroup, Inc.	3,900	335,244
MasTec, Inc.*	12,500	558,125
McGrath RentCorp	8,300	452,101
Milacron Holdings Corporation*	60,800	1,231,200
Miller Industries, Inc.Δ	14,223	382,599
Moog, Inc.	16,688	1,434,667
MRC Global, Inc.*	17,100	320,967
MYR Group, Inc.*	33,999	1,109,727
Navigant Consulting, Inc.Δ	30,000	691,800
Navistar International CorporationΔ*	14,400	554,400
NCI Building Systems, Inc.*	28,558	432,654
NV5 Global, Inc.Δ*	11,300	979,710
Orion Group Holdings, Inc.*	7,400	55,870
Park-Ohio Holdings Corporation	3,500	134,225
Powell Industries, Inc.	6,400	232,064
Radiant Logistics, Inc.*	2,400	14,184
RBC Bearings, Inc.Δ*	12,200	1,834,392
Reis, Inc.	46,238	1,063,474
Resources Connection, Inc.	1,200	19,920
Rexnord Corporation*	67,000	2,063,600
Robert Half International, Inc.	354	24,915
Rush Enterprises, Inc. Class A	19,400	762,614
Ryder System, Inc.	2,300	168,061
Spirit AeroSystems Holdings, Inc. Class A	1,167	106,979
Terex Corporation	5,100	203,541
Tetra Tech, Inc.	20,700	1,413,810
Thermon Group Holdings, Inc.*	24,046	619,906
TriNet Group, Inc.*	84,800	4,775,936
Triumph Group, Inc.	4,400	102,520
TrueBlue, Inc.*	31,028	808,279
UniFirst Corporation	11,500	1,996,975
Universal Forest Products, Inc.	28,377	1,002,559
US Ecology, Inc.	11,900	877,625
USA Truck, Inc.*	20,894	422,686
Vectrus, Inc.*	24,210	755,110
Veritiv Corporation*	13,544	493,002
Viad Corporation	38,700	2,292,975
WageWorks, Inc.*	86,450	3,695,737

	Shares	Value
Werner Enterprises, Inc.	19,300	$682,255
WESCO International, Inc.Δ*	2,000	122,900
Willscot CorporationΔ*	75,100	1,287,965
Woodward, Inc.	5,600	452,816

		100,884,086

Information Technology — 17.9%
2U, Inc.*	54,000	4,060,260
ACI Worldwide, Inc.*	60,900	1,713,726
ADTRAN, Inc.	33,000	582,450
Alpha & Omega Semiconductor, Ltd.Δ*	46,799	544,272
Amkor Technology, Inc.*	73,276	541,510
Anixter International, Inc.*	16,200	1,138,860
Apptio, Inc. Class A*	26,200	968,352
Arlo Technologies, Inc.Δ*	18,400	266,984
Aspen Technology, Inc.*	13,857	1,578,451
Avaya Holdings CorporationΔ*	54,300	1,202,202
Avid Technology, Inc.*	49,200	291,756
Avnet, Inc.Δ	24,584	1,100,626
Bel Fuse, Inc. Class B	6,600	174,900
Belden, Inc.	14,100	1,006,881
Benchmark Electronics, Inc.	43,300	1,013,220
Blackbaud, Inc.	4,900	497,252
Blackline, Inc.Δ*	45,500	2,569,385
Bottomline Technologies de, Inc.*	35,200	2,559,392
Brooks Automation, Inc.Δ	26,900	942,307
Cabot Microelectronics Corporation	15,600	1,609,452
Calix, Inc.*	28,600	231,660
ChannelAdvisor Corporation*	3,100	38,595
Cision, Ltd.Δ*	211,500	3,553,200
Comtech Telecommunications Corporation	8,000	290,160
Convergys Corporation	16,700	396,458
Cray, Inc.*	12,600	270,900
Daktronics, Inc.	28,900	226,576
Digi International, Inc.*	16,900	227,305
DSP Group, Inc.*	10,800	128,520
Electronics For Imaging, Inc.*	12,600	429,408
Evo Payments, Inc. Class AΔ*	121,000	2,891,900
Exela Technologies, Inc.Δ*	227,600	1,622,788
ExlService Holdings, Inc.*	73,750	4,882,250
Fair Isaac Corporation*	12,450	2,845,448
FireEye, Inc.*	6,600	112,200
Fitbit, Inc. Class AΔ*	78,700	421,045
ForeScout Technologies, Inc.*	34,700	1,310,272
Harmonic, Inc.*	85,600	470,800
II-VI, Inc.Δ*	23,800	1,125,740
Infinera CorporationΔ*	81,500	594,950
Insight Enterprises, Inc.*	10,470	566,322
Instructure, Inc.*	80,300	2,842,620
inTEST CorporationΔ*	32,959	255,432
Intevac, Inc.*	10,900	56,680
j2 Global, Inc.	72,104	5,973,816
Jabil, Inc.	32,141	870,378
KEMET Corporation*	14,300	265,265
Kimball Electronics, Inc.*	23,354	458,906

See Notes to Schedule of Investments.	154

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Littelfuse, Inc.	16,100	$3,186,029
MACOM Technology Solutions Holdings, Inc.*	10,300	212,180
MaxLinear, Inc.Δ*	50,300	999,964
MicroStrategy, Inc. Class A*	5,862	824,314
MINDBODY, Inc. Class AΔ*	53,700	2,182,905
MKS Instruments, Inc.	30,000	2,404,500
Monotype Imaging Holdings, Inc.	29,008	585,962
NeoPhotonics CorporationΔ*	13,000	107,900
NETGEAR, Inc.*	13,000	817,050
NetScout Systems, Inc.*	13,600	343,400
New Relic, Inc.*	14,000	1,319,220
nLight, Inc.*	110,300	2,449,763
Paycom Software, Inc.Δ*	3,800	590,558
Paylocity Holding Corporation*	47,400	3,807,168
PC Connection, Inc.	13,398	521,048
PCM, Inc.Δ*	4,710	92,081
Pegasystems, Inc.	35,500	2,222,300
Photronics, Inc.*	67,090	660,837
Plantronics, Inc.	12,800	771,840
Pluralsight, Inc. Class AΔ*	77,400	2,476,800
Priority Technology Holdings, Inc.Δ*	122,900	1,193,359
Progress Software Corporation	13,563	478,638
Proofpoint, Inc.*	7,700	818,741
Q2 Holdings, Inc.Δ*	101,300	6,133,715
Quantum Corporation*	47,400	113,760
RealPage, Inc.*	86,300	5,687,170
Rubicon Project, Inc. (The)*	46,800	168,480
ScanSource, Inc.*	15,600	622,440
Seachange International, Inc.Δ*	58,181	104,144
Semtech Corporation*	21,500	1,195,400
SendGrid, Inc.*	53,200	1,957,228
Silicon Laboratories, Inc.*	7,400	679,320
SMART Global Holdings, Inc.Δ*	10,369	298,005
SVMK, Inc.Δ*	3,500	56,105
Synaptics, Inc.*	23,200	1,058,384
SYNNEX CorporationΔ	6,000	508,200
Tech Data CorporationΔ*	8,000	572,560
Telenav, Inc.*	13,100	66,155
Unisys CorporationΔ*	31,800	648,720
USA Technologies, Inc.Δ*	129,400	931,680
Verint Systems, Inc.Δ*	2,700	135,270
Viavi Solutions, Inc.*	89,600	1,016,064
Vishay Intertechnology, Inc.	31,386	638,705
Zix Corporation*	100,293	556,626

		109,936,520

Materials — 3.4%
Ashland Global Holdings, Inc.	5,400	452,844
Balchem CorporationΔ	5,900	661,331
Boise Cascade Co.Δ	55,571	2,045,013
Coeur Mining, Inc.Δ*	85,700	456,781
Domtar Corporation	7,738	403,691
Huntsman Corporation	2,900	78,967
Kaiser Aluminum Corporation	11,300	1,232,378
Kraton Corporation*	17,200	810,980
Louisiana-Pacific Corporation	32,813	869,216
Materion Corporation	10,800	653,400

	Shares	Value
Mercer International, Inc.	46,108	$774,614
Minerals Technologies, Inc.	17,800	1,203,280
Neenah, Inc.	16,500	1,423,950
Orion Engineered Carbons SA	13,538	434,570
PolyOne Corporation	27,300	1,193,556
Quaker Chemical CorporationΔ	7,100	1,435,691
Resolute Forest Products, Inc.*	69,126	895,182
Steel Dynamics, Inc.	3,315	149,805
Stepan Co.	3,000	261,030
Summit Materials, Inc. Class AΔ*	77,309	1,405,478
SunCoke Energy, Inc.*	10,100	117,362
Trinseo SA	18,882	1,478,461
Verso Corporation Class A*	26,821	903,063
Warrior Met Coal, Inc.Δ	16,386	443,077
Worthington Industries, Inc.	25,600	1,110,016

		20,893,736

Real Estate — 5.3%
Alexander & Baldwin, Inc. REIT	6,000	136,140
Apple Hospitality REIT, Inc.	66,729	1,167,090
Armada Hoffler Properties, Inc. REIT	78,285	1,182,886
Ashford Hospitality Trust, Inc. REIT	148,012	945,797
Braemar Hotels & Resorts, Inc. REIT	51,155	602,094
Camden Property Trust REIT	400	37,428
Cedar Realty Trust, Inc. REITΔ	93,644	436,381
Chesapeake Lodging Trust REITΔ	38,652	1,239,570
City Office REIT, Inc.	53,476	674,867
CorePoint Lodging, Inc. REIT	36,781	715,390
Cousins Properties, Inc. REIT	58,900	523,621
DiamondRock Hospitality Co. REIT	67,400	786,558
EastGroup Properties, Inc. REIT	9,400	898,828
Equity Commonwealth REIT*	4,900	157,241
First Industrial Realty Trust, Inc. REIT	35,100	1,102,140
Franklin Street Properties Corporation REIT	29,910	238,981
Getty Realty Corporation REIT	5,200	148,512
Global Medical REIT, Inc.Δ	45,618	429,722
Gramercy Property Trust REITΔ	36,600	1,004,304
Hersha Hospitality Trust REIT	58,406	1,324,064
InfraREIT, Inc.Δ	20,300	429,345
Investors Real Estate Trust REIT	10,900	65,182
iStar, Inc. REIT	27,200	303,824
Kennedy-Wilson Holdings, Inc.Δ	167,525	3,601,787
Kite Realty Group Trust REIT	68,900	1,147,185
Mack-Cali Realty Corporation REIT	46,600	990,716
MedEquities Realty Trust, Inc. REITΔ	9,300	90,396
National Storage Affiliates Trust REIT	44,400	1,129,536
NexPoint Residential Trust, Inc. REIT	12,400	411,680
Paramount Group, Inc. REIT	64,885	979,115
Park Hotels & Resorts, Inc. REITΔ	35,902	1,178,304
Pebblebrook Hotel Trust REITΔ	39,459	1,435,124
Physicians Realty Trust REIT	26,600	448,476
PS Business Parks, Inc. REIT	800	101,672
Ramco-Gershenson Properties Trust REITΔ	79,600	1,082,560
Rayonier, Inc. REIT	4,000	135,240

155	See Notes to Schedule of Investments.

	Shares	Value
RE/MAX Holdings, Inc. Class A	16,700	$740,645
Retail Properties of America, Inc. Class A REIT	2,100	25,599
RMR Group, Inc. (The) Class AΔ	9,361	868,701
Ryman Hospitality Properties, Inc. REIT	379	32,658
Spirit Realty Capital, Inc. REIT	47,117	379,763
Sunstone Hotel Investors, Inc. REIT	59,000	965,240
Tier REIT, Inc.	38,688	932,381
Urstadt Biddle Properties, Inc. Class A REIT	2,700	57,483
Xenia Hotels & Resorts, Inc. REIT	63,916	1,514,809

		32,799,035

Utilities — 2.1%
AES Corporation	71,578	1,002,092
MDU Resources Group, Inc.	25,234	648,262
Northwest Natural Gas Co.Δ	10,100	675,690
NorthWestern Corporation	25,900	1,519,294
NRG Energy, Inc.	1,500	56,100
OGE Energy Corporation	28,464	1,033,813
ONE Gas, Inc.	10,300	847,484
PNM Resources, Inc.	16,578	654,002
Portland General Electric Co.	24,122	1,100,204
South Jersey Industries, Inc.	38,700	1,364,949
Southwest Gas Holdings, Inc.	4,100	324,023
Spire, Inc.	18,500	1,360,675
UGI Corporation	28,991	1,608,421
Unitil Corporation	12,487	635,588

		12,830,597

Total Common Stocks (Cost $487,024,594)		550,962,769

FOREIGN COMMON STOCKS — 3.2%
Canada — 1.1%
Bausch Health Cos., Inc.*	15,294	392,597
Colliers International Group, Inc.Δ	10,441	809,699
FirstService Corporation	8,039	680,582
Fortuna Silver Mines, Inc.*	145,660	636,534
IMAX CorporationΔ*	77,400	1,996,920
North American Construction Group, Ltd.	7,444	72,951
Points International, Ltd.*	22,640	317,866
SunOpta, Inc.*	166,500	1,223,775
Taseko Mines, Ltd.*	148,312	118,650
TransAlta Corporation	19,457	108,959
TransGlobe Energy Corporation	109,688	366,358

		6,724,891

France — 0.4%
Talend SA ADR*	37,000	2,580,380

Ireland — 0.3%
Horizon Pharma PLC*	32,245	631,357
Jazz Pharmaceuticals PLC*	1,514	254,549
Mallinckrodt PLC*	22,148	649,158

		1,535,064

Israel — 0.2%
Stratasys, Ltd.Δ*	21,500	496,865

	Shares	Value
Taro Pharmaceutical Industries, Ltd.Δ*	7,752	$762,021

		1,258,886

Jersey — 0.7%
Novocure, Ltd.*	43,600	2,284,640
WNS Holdings, Ltd. ADR*	41,200	2,090,900

		4,375,540

Netherlands — 0.5%
Argenx SE ADR*	8,700	659,808
InterXion Holding NV*	14,500	975,850
Wright Medical Group NVΔ*	48,800	1,416,176

		3,051,834

United Kingdom — 0.0%
Venator Materials PLC*	25,400	228,600

Total Foreign Common Stocks (Cost $17,471,455)		19,755,195

MUTUAL FUNDS — 0.8%
iShares Russell 2000 Value ETF (Cost $5,004,583)	37,100	4,934,300

MONEY MARKET FUNDS — 8.2%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	25,720,309	25,720,309
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	12,764,770	12,764,770
Northern Institutional U.S. Government Portfolio, 1.87%Ø	12,029,046	12,029,046

Total Money Market Funds (Cost $50,514,125)		50,514,125

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $996,194)	$1,000,000	996,109

TOTAL INVESTMENTS — 102.1% (Cost $561,010,951)		627,162,498
Liabilities in Excess of Other Assets — (2.1)%		(12,907,110)

NET ASSETS — 100.0%		$614,255,388

See Notes to Schedule of Investments.	156

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	12/2018	304	$25,852,160	GSC	$(354,542)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$550,962,769	$550,962,769	$—	$—	**
Foreign Common Stocks	19,755,195	19,755,195	—	—
Money Market Funds	50,514,125	50,514,125	—	—
Mutual Funds	4,934,300	4,934,300	—	—
U.S. Treasury Obligation	996,109	—	996,109	—

Total Assets — Investments in Securities	$627,162,498	$626,166,389	$996,109	$—

Liabilities:
Other Financial Instruments
Futures Contracts	$(354,542)	$(354,542)	$—	$—

Total Liabilities — Other Financial Instruments	$(354,542)	$(354,542)	$—	$—

** Level 3 security has zero value.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

157	See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.8%
Australia — 6.5%
AGL Energy, Ltd.	36,482	$514,235
Alumina, Ltd.	123,227	246,737
Amcor, Ltd.	58,261	576,119
AMP, Ltd.	113,756	262,309
APA Group	43,079	310,774
ASX, Ltd.	6,366	292,942
Aurizon Holdings, Ltd.	83,954	249,420
AusNet Services	170,743	200,560
Australia & New Zealand Banking Group, Ltd.	118,193	2,407,581
Bank of Queensland, Ltd.	4,076	32,469
Bendigo and Adelaide Bank, Ltd.Δ	5,305	41,223
BHP Billiton, Ltd.	127,395	3,188,989
BlueScope Steel, Ltd.	20,263	248,708
Boral, Ltd.	56,616	282,791
Brambles, Ltd.	67,897	534,965
Caltex Australia, Ltd.	11,404	246,477
Challenger, Ltd.	33,947	274,832
CIMIC Group, Ltd.	1,304	48,412
Coca-Cola Amatil, Ltd.	95,359	672,759
Cochlear, Ltd.	3,288	476,867
Commonwealth Bank of Australia	71,133	3,671,795
Computershare, Ltd.	20,434	294,676
CSL, Ltd.	18,509	2,690,697
Dexus REIT	36,721	280,302
Domino’s Pizza Enterprises, Ltd.	1,020	39,225
Flight Centre Travel Group, Ltd.	6,157	236,593
Fortescue Metals Group, Ltd.	95,428	270,402
Goodman Group REIT	76,569	573,404
GPT Group (The) REIT	67,147	252,879
Harvey Norman Holdings, Ltd.Δ	89,607	227,999
Healthscope, Ltd.	21,042	31,941
Incitec Pivot, Ltd.	86,785	249,676
Insurance Australia Group, Ltd.	100,099	529,650
Lend Lease Group	34,784	494,324
Macquarie Group, Ltd.	13,348	1,216,110
Medibank Pvt., Ltd.	117,607	247,386
Mirvac Group REIT	149,919	261,169
National Australia Bank, Ltd.	114,454	2,300,807
Newcrest Mining, Ltd.	36,206	507,989
Orica, Ltd.	21,761	267,881
Origin Energy, Ltd.*	89,304	533,211
QBE Insurance Group, Ltd.	38,102	306,267
Ramsay Health Care, Ltd.Δ	6,096	242,049
REA Group, Ltd.	1,108	68,823
Rio Tinto, Ltd.	16,877	960,836
Santos, Ltd.	59,995	314,847
Scentre Group REIT	252,947	725,886
SEEK, Ltd.	15,462	232,028
Sonic Healthcare, Ltd.	25,549	460,040
South32, Ltd.	201,814	571,855
Stockland REIT	85,681	257,028
Suncorp Group, Ltd.	55,716	582,367
Sydney Airport	85,801	427,326
Telstra Corporation, Ltd.	216,660	499,594
TPG Telecom, Ltd.	4,589	28,329

	Shares	Value
Transurban Group	100,804	$817,559
Unibail-Rodamco-Westfield CDI REIT*	10,140	103,495
Vicinity Centres REIT	137,781	260,939
Wesfarmers, Ltd.	50,160	1,807,469
Westpac Banking Corporation	141,517	2,857,115
Woodside Petroleum, Ltd.	35,507	990,203

		38,801,340

Austria — 0.2%
ANDRITZ AG	720	42,007
Erste Group Bank AG*	12,654	525,677
OMV AG	5,326	299,232
Raiffeisen Bank International AG	8,197	236,025
voestalpine AG	1,264	57,822

		1,160,763

Belgium — 0.7%
Ageas	8,844	475,526
Colruyt SA	6,500	367,908
Groupe Bruxelles Lambert SA	4,039	423,460
KBC Group NV	10,166	756,587
Proximus SADP	7,723	184,537
Solvay SA	2,910	390,235
Telenet Group Holding NV*	4,213	231,955
UCB SA	7,959	715,238
Umicore SAΔ	9,507	531,705

		4,077,151

Denmark — 1.3%
AP Moeller — Maersk A/S Class A	399	523,373
AP Moeller — Maersk A/S Class B	60	84,261
Chr. Hansen Holding A/S	5,914	600,341
Coloplast A/S Class B	6,585	673,376
Danske Bank A/S	33,495	879,759
DSV A/S	8,840	803,774
Genmab A/S*	2,898	455,710
H Lundbeck A/S	5,592	345,381
ISS A/SΔ	17,246	606,828
Novozymes A/S, B Shares	12,803	702,850
Orsted A/S 144A	9,192	624,402
Pandora A/SΔ	6,981	435,953
Tryg A/SΔ	10,694	266,230
VestasWind Systems A/SΔ	9,047	611,876
William Demant Holding A/S*	8,113	304,921

		7,919,035

Finland — 1.0%
Elisa OYJ	7,229	306,605
Fortum OYJ	13,587	340,586
Kone OYJ Class B	13,131	701,609
Metso OYJ	1,554	55,102
Neste OYJ	6,074	502,118
Nokia OYJ	212,443	1,178,280
Nokian Renkaat OYJ	5,395	221,052
Orion OYJ Class B	7,634	289,126
Sampo OYJ, A Shares	16,393	848,876
Stora Enso OYJ, R Shares	18,200	348,135
UPM-Kymmene OYJ	19,161	751,945

See Notes to Schedule of Investments.	158

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Wartsila OYJ Abp	14,669	$285,958

		5,829,392

France — 10.0%
Accor SA	11,377	584,114
Aeroports de Paris	1,224	275,556
Air Liquide SA	18,557	2,441,117
Alstom SA	1,430	63,905
Amundi SA 144A	1,066	79,880
Arkema SA	2,141	265,236
Atos SE	4,791	570,166
AXA SA	80,018	2,150,749
BioMerieux	2,764	230,416
BNP Paribas SA	46,746	2,860,806
Bollore SA	52,988	228,861
Bouygues SA	11,283	487,718
Bureau Veritas SA	11,572	298,675
Capgemini SE	7,893	993,396
Carrefour SA	28,164	539,547
Casino Guichard Perrachon SAΔ	458	19,260
Cie de St-Gobain	22,125	954,189
Cie Generale des Etablissements Michelin SCA	7,665	916,198
CNP Assurances	2,393	57,679
Covivio REIT	2,682	279,476
Credit Agricole SA	47,205	678,844
Danone SA	32,315	2,502,540
Dassault Aviation SA	24	44,417
Dassault Systemes SA	5,621	840,256
Edenred	7,926	302,118
Eiffage SA	4,139	462,105
Electricite de France SA	18,020	316,447
Engie SA	92,801	1,364,611
Essilor International Cie Generale d’Optique SA	9,602	1,420,864
Eurazeo SE	2,937	231,369
Eurofins Scientific SE Millicom International Cellular SA SDR	602	341,788
Eutelsat Communications SA	8,399	198,544
Faurecia SA	3,831	230,583
Gecina SA REIT	2,894	483,179
Getlink	19,820	253,132
Hermes International	1,819	1,205,079
ICADE REIT	2,606	240,845
Iliad SA	1,822	237,986
Imerys SA	3,201	236,371
Ingenico Group	2,848	216,389
Ipsen SA	3,144	528,569
JCDecaux SA	1,071	39,170
Kering SA	3,384	1,814,016
Klepierre REIT	14,221	504,090
L’Oreal SA	11,549	2,785,042
Legrand SA	8,901	648,800
Natixis SA	43,853	297,550
Orange SA	91,693	1,462,230
Peugeot SA	23,149	624,356
Publicis Groupe SA	9,683	578,761
Renault SA	7,966	689,045
Rexel SA	16,065	241,267

	Shares	Value
Safran SA	12,862	$1,802,465
Sanofi	50,211	4,463,255
Schneider Electric SE	21,852	1,758,229
SCOR SE	5,564	258,403
SEB SA	1,701	289,527
SES SA	12,769	280,201
Societe BIC SA	295	27,007
Societe Generale SA	31,382	1,347,042
Sodexo SAΔ	3,274	347,209
Suez	19,394	275,613
Teleperformance	2,595	489,600
Thales SA	3,928	557,990
TOTAL SA	96,264	6,241,087
Ubisoft Entertainment SA*	2,676	290,253
Unibail-Rodamco-Westfield REIT*	1,439	289,408
Valeo SA	12,169	528,418
Veolia Environnement SA	34,427	687,110
Vinci SA	22,038	2,098,664
Vivendi SA	44,861	1,154,744
Wendel SA	1,720	256,016

		59,759,548

Germany — 8.4%
1&1 Drillisch AG	634	30,843
adidas AG	8,095	1,982,186
Allianz SE	17,756	3,958,196
Axel Springer SE	487	32,767
BASF SE	37,807	3,360,225
Bayerische Motoren Werke AG	15,578	1,405,528
Beiersdorf AG	5,172	583,561
Brenntag AG	4,261	262,995
Commerzbank AG*	30,491	317,729
Continental AG	4,845	843,512
Covestro AG 144A	8,920	723,510
Daimler AG	37,419	2,361,254
Delivery Hero SE 144A*	3,335	160,382
Deutsche Bank AG	81,719	932,479
Deutsche Boerse AG	6,870	920,478
Deutsche Lufthansa AG	9,868	242,435
Deutsche Post AG	40,217	1,433,971
Deutsche Telekom AG	147,854	2,383,581
Deutsche Wohnen SE	13,751	659,699
E.ON SE	112,735	1,149,223
Evonik Industries AG	1,751	62,718
Fraport AG Frankfurt Airport ServicesWorldwide	2,669	235,822
Fresenius Medical Care AG & Co. KGaA	9,321	958,626
Fresenius SE & Co. KGaA	18,260	1,340,737
GEA Group AG	7,555	269,117
Hannover Rueck SE	793	112,051
HeidelbergCement AG	7,836	612,477
Henkel AG & Co. KGaA	13,645	1,448,799
HOCHTIEF AG	215	35,647
HUGO BOSS AG	3,144	242,091
Infineon Technologies AG	48,258	1,096,506
Innogy SE*	2,135	90,602
K+S AG	10,142	212,899

159	See Notes to Schedule of Investments.

	Shares	Value
KION Group AG	3,162	$194,355
LANXESS AG	3,845	281,604
Linde AG	7,372	1,743,521
Merck KGaA	7,532	778,308
METRO AG	2,082	32,634
MTU Aero Engines AG	1,436	323,617
Muenchener Rueckversicherungs-Gesellschaft AG	5,450	1,207,013
OSRAM Licht AG	5,516	219,413
ProSiebenSat.1 Media SE	9,681	251,442
Puma SE	389	191,951
RTL Group SAΔ	567	40,453
RWE AG	24,199	597,045
SAP SE	40,201	4,947,590
Siemens AG	31,029	3,975,133
Siemens Healthineers AG 144A*	5,766	253,558
Symrise AG	3,378	308,350
Telefonica Deutschland Holding AG	56,298	237,993
thyssenkrupp AG	12,898	325,561
TUI AG	23,283	447,012
Uniper SE	8,857	272,613
United Internet AG	5,566	263,343
Volkswagen AG	3,259	567,958
Vonovia SE	20,386	995,998
Wirecard AG	4,725	1,024,229
Zalando SE 144A*	5,038	196,012

		50,139,352

Hong Kong — 3.2%
AIA Group, Ltd.	483,800	4,319,891
ASM Pacific Technology, Ltd.Δ	23,400	238,234
Bank of East Asia, Ltd. (The)	67,569	252,035
BOC Hong Kong Holdings, Ltd.	154,000	731,802
CK Asset Holdings, Ltd.	103,500	776,744
CK Hutchison Holdings, Ltd.	112,500	1,296,250
CK Infrastructure Holdings, Ltd.	35,000	277,198
CLP Holdings, Ltd.	64,000	749,277
Hang Lung Group, Ltd.	87,000	231,160
Hang Lung Properties, Ltd.	117,000	228,669
Hang Seng Bank, Ltd.	28,500	773,995
Henderson Land Development Co., Ltd.	95,705	481,071
HK Electric Investments & HK Electric Investments, Ltd.	86,500	87,292
HKT Trust & HKT, Ltd.	69,000	94,840
Hong Kong & China Gas Co., Ltd.	412,663	819,174
Hong Kong Exchanges and Clearing, Ltd.	52,580	1,504,521
Hysan Development Co., Ltd.	9,000	45,469
Kerry Properties, Ltd.	66,000	223,840
Li & Fung, Ltd.	912,000	203,874
Link REIT	91,500	900,582
Minth Group, Ltd.	34,000	140,285
MTR Corporation, Ltd.	55,977	294,603
New World Development Co., Ltd.	409,867	559,170
NWS Holdings, Ltd.	21,399	42,315
PCCW, Ltd.	102,000	59,415

	Shares	Value
Power Assets Holdings, Ltd.	42,500	$295,880
Shangri-La Asia, Ltd.	170,000	252,774
Sino Land Co., Ltd.	159,835	274,002
Sun Hung Kai Properties, Ltd.	71,500	1,041,216
Swire Pacific, Ltd. Class A	22,500	246,460
Swire Properties, Ltd.	63,800	241,643
Techtronic Industries Co., Ltd.	46,500	296,997
WH Group, Ltd. 144A	353,500	248,812
Wharf Holdings, Ltd. (The)	77,000	209,508
Wharf Real Estate Investment Co., Ltd.	42,000	270,938
Wheelock & Co., Ltd.	75,000	449,807
Yue Yuen Industrial Holdings, Ltd.	8,000	22,227

		19,181,970

Ireland — 0.5%
AIB Group PLC	5,750	29,441
Bank of Ireland Group PLC	27,124	207,692
CRH PLC	33,522	1,096,786
DCC PLC	2,936	266,536
James Hardie Industries PLC CDI	16,895	255,975
Kerry Group PLC Class A	7,169	792,820
Smurfit Kappa Group PLC	7,293	288,404

		2,937,654

Israel — 0.4%
Azrieli Group	1,239	63,286
Bank Hapoalim BM	48,532	355,380
Bank Leumi Le-Israel BM	65,831	433,850
Bezeq The Israeli Telecommunication Corporation, Ltd.	44,100	50,753
Check Point Software Technologies, Ltd.*	5,794	681,780
Elbit Systems, Ltd.	512	65,058
Frutarom Industries, Ltd.	2,250	233,448
Israel Chemicals, Ltd.	12,055	73,116
Mizrahi Tefahot Bank, Ltd.	12,101	211,909
Nice, Ltd.*	2,756	313,919

		2,482,499

Italy — 1.8%
Assicurazioni Generali SpA	36,421	629,225
Atlantia SpA	18,022	373,920
Enel SpA	317,422	1,626,011
Eni SpA	91,213	1,724,310
Intesa Sanpaolo SpA	584,646	1,494,046
Leonardo SpAΔ	20,334	245,059
Luxottica Group SpA	9,213	625,974
Mediobanca Banca di Credito Finanziario SpA	21,353	213,310
Moncler SpA	7,412	319,272
Pirelli & C SpA 144A*	23,808	199,798
Poste Italiane SpA 144A	25,999	207,741
Prysmian SpA	8,844	205,983
Recordati SpA	8,616	291,705
Snam SpA	106,584	444,136
Telecom Italia SpA*	910,828	553,081
Tenaris SAΔ	16,563	277,496

See Notes to Schedule of Investments.	160

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Terna Rete Elettrica Nazionale SpA	42,588	$227,505
UniCredit SpA	78,683	1,184,325

		10,842,897

Japan — 23.3%
ABC-Mart, Inc.	100	5,562
Acom Co., Ltd.	3,200	12,899
AEON Co., Ltd.Δ	25,100	604,746
AEON Financial Service Co., Ltd.	800	16,568
AEON Mall Co., Ltd.	900	15,462
AGC, Inc.	7,200	298,785
Aisin Seiki Co., Ltd.	5,800	282,292
Ajinomoto Co., Inc.	31,600	542,473
Alfresa Holdings Corporation	1,900	50,836
Alps Electric Co., Ltd.	9,400	238,764
Amada Holdings Co., Ltd.	3,200	34,163
ANA Holdings, Inc.	7,400	258,564
Aozora Bank, Ltd.	500	17,867
Asahi Kasei Corporation	46,300	702,120
ASICS Corporation	12,500	186,367
Astellas Pharma, Inc.	84,300	1,470,539
Bandai Namco Holdings, Inc.	6,900	268,117
Bank of Kyoto, Ltd. (The)	600	31,315
Benesse Holdings, Inc.	7,600	216,388
Bridgestone Corporation	25,700	971,045
Brother Industries, Ltd.	11,600	229,101
Calbee, Inc.	7,900	260,042
Canon, Inc.	39,600	1,258,194
Casio Computer Co., Ltd.Δ	2,100	34,322
Central Japan Railway Co.	5,900	1,228,604
Chiba Bank, Ltd. (The)	40,000	273,191
Chubu Electric Power Co., Inc.	20,200	305,525
Chugai Pharmaceutical Co., Ltd.	10,400	668,192
Chugoku Electric Power Co., Inc. (The)	3,100	39,835
Coca-Cola Bottlers Japan Holdings, Inc.Δ	17,900	478,930
Concordia Financial Group, Ltd.	55,000	269,627
Credit Saison Co., Ltd.	2,000	32,618
CyberAgent, Inc.Δ	5,700	303,512
CYBERDYNE, Inc.Δ*	1,200	9,474
Dai Nippon Printing Co., Ltd.	10,500	244,156
Daicel Corporation	3,100	36,015
Daifuku Co., Ltd.Δ	5,500	280,276
Dai-ichi Life Holdings, Inc.	41,500	864,005
Daiichi Sankyo Co., Ltd.	23,400	1,014,302
Daikin Industries, Ltd.	9,400	1,251,320
Daito Trust Construction Co., Ltd.	3,500	450,207
Daiwa House Industry Co., Ltd.	24,600	729,210
Daiwa House REIT Investment CorporationΔ	101	231,032
Daiwa Securities Group, Inc.	49,000	298,088
DeNA Co., Ltd.Δ	1,200	21,197
Denso Corporation	16,900	892,300
Dentsu, Inc.	10,700	496,295
Disco Corporation	1,500	251,100
Don Quijote Holdings Co., Ltd.	4,600	232,794
East Japan Railway Co.	12,900	1,198,376
Eisai Co., Ltd.	10,100	983,154

	Shares	Value
Electric Power Development Co., Ltd.	8,700	$240,816
FamilyMart UNY Holdings Co., Ltd.	2,600	270,709
FANUC Corporation	7,700	1,451,628
Fast Retailing Co., Ltd.	2,200	1,121,493
Fuji Electric Co., Ltd.	1,000	40,046
FUJIFILM Holdings Corporation	14,600	657,270
Fujitsu, Ltd.	8,700	619,919
Fukuoka Financial Group, Inc.	1,600	44,006
Hakuhodo DY Holdings, Inc.	1,900	33,328
Hamamatsu Photonics KK	1,200	47,791
Hankyu Hanshin Holdings, Inc.	13,100	464,645
Hikari Tsushin, Inc.	1,200	237,212
Hino Motors, Ltd.	2,100	22,992
Hirose Electric Co., Ltd.Δ	105	11,478
Hisamitsu Pharmaceutical Co., Inc.	3,300	252,975
Hitachi Chemical Co., Ltd.	1,200	24,429
Hitachi Construction Machinery Co., Ltd.	7,500	250,836
Hitachi High-Technologies Corporation	600	20,674
Hitachi Metals, Ltd.	2,000	24,767
Hitachi, Ltd.	37,000	1,256,997
Honda Motor Co., Ltd.	65,600	1,985,552
Hoshizaki Corporation	600	62,102
Hoya Corporation	15,200	903,010
Hulic Co., Ltd.	26,200	257,111
Idemitsu Kosan Co., Ltd.	4,800	253,899
IHI Corporation	1,500	56,834
Iida Group Holdings Co., Ltd.Δ	2,500	44,468
Inpex Corporation	43,600	543,753
Isetan Mitsukoshi Holdings, Ltd.	3,600	44,200
Isuzu Motors, Ltd.	18,100	285,312
ITOCHU Corporation	54,100	990,389
J. Front Retailing Co., Ltd.	17,300	268,438
Japan Airlines Co., Ltd.	6,100	219,261
Japan Airport Terminal Co., Ltd.Δ	400	18,201
Japan Exchange Group, Inc.	17,100	297,993
Japan Post Bank Co., Ltd.	20,800	245,858
Japan Post Holdings Co., Ltd.	58,300	693,730
Japan Prime Realty Investment Corporation REIT	9	32,081
Japan Real Estate Investment Corporation REIT	46	241,296
Japan Retail Fund Investment Corporation REIT	40	72,558
JFE Holdings, Inc.	14,800	339,585
JGC CorporationΔ	11,500	263,765
JSR Corporation	2,200	41,068
JTEKT Corporation	2,600	38,055
JXTG Holdings, Inc.	127,850	965,795
Kajima Corporation	17,500	254,291
Kakaku.com, Inc.	1,200	23,468
Kamigumi Co., Ltd.	1,000	22,038
Kaneka Corporation	600	27,724
Kansai Electric Power Co., Inc. (The)	34,300	517,126
Kansai Paint Co., Ltd.Δ	12,800	235,902
Kao Corporation	19,400	1,566,411
Kawasaki Heavy Industries, Ltd.	8,800	248,231
KDDI Corporation	69,900	1,931,140

161	See Notes to Schedule of Investments.

	Shares	Value
Keihan Holdings Co., Ltd.	400	$15,279
Keikyu CorporationΔ	14,200	258,829
Keio CorporationΔ	1,400	76,641
Keisei Electric Railway Co., Ltd.	1,500	52,808
Keyence Corporation	3,800	2,206,689
Kikkoman Corporation	7,100	422,426
Kintetsu Group Holdings Co., Ltd.	5,900	237,309
Kobayashi Pharmaceutical Co., Ltd.	2,300	169,231
Kobe Steel, Ltd.	3,500	31,112
Koito Manufacturing Co., Ltd.	4,300	282,327
Komatsu, Ltd.	36,500	1,110,227
Konami Holdings Corporation	5,500	215,411
Konica Minolta, Inc.	23,900	254,103
Kose CorporationΔ	1,400	266,766
Kubota Corporation	39,300	667,913
Kuraray Co., Ltd.	3,800	57,124
KuritaWater Industries, Ltd.	900	26,219
Kyocera Corporation	12,500	750,308
Kyowa Hakko Kirin Co., Ltd.	12,800	239,845
Kyushu Electric Power Co., Inc.Δ	24,000	289,597
Kyushu Railway Co.	1,100	33,498
Lawson, Inc.	3,900	237,529
LINE Corporation*	5,200	219,680
Lion Corporation	11,600	257,687
LIXIL Group Corporation	11,900	229,160
M3, Inc.	13,600	308,579
Mabuchi Motor Co., Ltd.	400	16,142
Makita Corporation	6,500	325,515
Marubeni Corporation	64,200	587,643
Marui Group Co., Ltd.Δ	3,000	74,036
Maruichi Steel Tube, Ltd.Δ	400	13,043
Mazda Motor Corporation	20,700	248,502
McDonald’s Holdings Co. Japan, Ltd.	5,400	237,159
Medipal Holdings Corporation	2,200	45,909
MEIJI Holdings Co., Ltd.	8,000	537,229
Minebea Mitsumi, Inc.Δ	13,700	248,389
MISUMI Group, Inc.Δ	9,900	256,170
Mitsubishi Chemical Holdings Corporation	60,200	576,197
Mitsubishi Corporation	51,700	1,593,044
Mitsubishi Electric Corporation	69,100	946,613
Mitsubishi Estate Co., Ltd.	48,200	819,595
Mitsubishi Gas Chemical Co., Inc.	2,000	42,581
Mitsubishi Heavy Industries, Ltd.	13,700	528,973
Mitsubishi Materials CorporationΔ	1,200	35,856
Mitsubishi Motors CorporationΔ	37,400	263,992
Mitsubishi Tanabe Pharma Corporation	13,800	230,769
Mitsubishi UFJ Financial Group, Inc.	473,200	2,953,231
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	229,045
Mitsui & Co., Ltd.	62,200	1,106,100
Mitsui Chemicals, Inc.	9,400	235,041
Mitsui Fudosan Co., Ltd.	36,800	870,931
Mitsui OSK Lines, Ltd.Δ	1,300	37,929
Mizuho Financial Group, Inc.	934,800	1,630,676
MS&AD Insurance Group Holdings, Inc.	18,400	614,413

	Shares	Value
Murata Manufacturing Co., Ltd.	7,100	$1,091,370
Nabtesco Corporation	8,900	236,560
Nagoya Railroad Co., Ltd.	1,600	39,627
NEC Corporation	10,400	287,414
Nexon Co., Ltd.*	18,700	244,407
NGK Insulators, Ltd.	15,700	258,949
NGK Spark Plug Co., Ltd.	1,900	55,351
NH Foods, Ltd.	6,500	239,989
Nidec Corporation	8,200	1,179,625
Nikon Corporation	13,200	248,037
Nintendo Co., Ltd.	4,600	1,678,543
Nippon Building Fund, Inc. REIT	44	254,427
Nippon Electric Glass Co., Ltd.	600	18,879
Nippon Express Co., Ltd.	4,000	262,630
Nippon Paint Holdings Co., Ltd.Δ	7,300	272,417
Nippon Prologis REIT, Inc.	121	239,508
Nippon Steel & Sumitomo Metal Corporation	28,700	607,115
Nippon Telegraph & Telephone Corporation	28,800	1,300,841
Nippon Yusen KK	1,700	31,974
Nissan Chemical Corporation	1,600	84,492
Nissan Motor Co., Ltd.Δ	88,200	825,565
Nisshin Seifun Group, Inc.	15,300	335,302
Nissin Foods Holdings Co., Ltd.	4,300	295,573
Nitori Holdings Co., Ltd.	3,500	501,958
Nitto Denko Corporation	7,100	532,156
Nomura Holdings, Inc.	143,600	685,898
Nomura Real Estate Holdings, Inc.	11,600	234,205
Nomura Real Estate Master Fund, Inc. REITΔ	184	251,336
Nomura Research Institute, Ltd.	5,719	288,920
NSK, Ltd.	22,800	261,271
NTT Data Corporation	29,300	405,641
NTT DOCOMO, Inc.	48,200	1,295,995
Obayashi Corporation	26,400	250,012
Obic Co., Ltd.	2,600	245,995
Odakyu Electric Railway Co., Ltd.	9,000	212,920
Oji Holdings Corporation	31,000	225,092
Olympus Corporation	13,500	526,954
Omron Corporation	6,300	266,150
Ono Pharmaceutical Co., Ltd.	20,500	580,070
Oracle Corporation	700	56,434
Oriental Land Co., Ltd.	8,900	930,576
ORIX Corporation	55,400	898,141
Osaka Gas Co., Ltd.	14,000	273,051
Otsuka Corporation	6,900	257,490
Otsuka Holdings Co., Ltd.	16,800	846,802
Panasonic Corporation	92,100	1,072,825
Park24 Co., Ltd.	7,600	229,766
Persol Holdings Co., Ltd.	9,400	220,481
Pola Orbis Holdings, Inc.	7,300	266,634
Rakuten, Inc.	35,400	271,311
Recruit Holdings Co., Ltd.	43,900	1,465,136
Renesas Electronics Corporation*	45,200	282,450
Resona Holdings, Inc.	92,600	520,213
Ricoh Co., Ltd.	24,800	266,291

See Notes to Schedule of Investments.	162

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Rohm Co., Ltd.	3,100	$225,911
Ryohin Keikaku Co., Ltd.Δ	900	267,735
Santen Pharmaceutical Co., Ltd.	15,800	250,447
SBI Holdings, Inc.	9,400	292,044
Secom Co., Ltd.	7,800	635,835
Seibu Holdings, Inc.	13,200	237,349
Seiko Epson Corporation	13,700	233,679
Sekisui Chemical Co., Ltd.Δ	16,800	309,917
Sekisui House, Ltd.	31,600	481,843
Seven & i Holdings Co., Ltd.	29,200	1,300,405
Seven Bank, Ltd.	4,800	15,166
Sharp Corporation	9,500	193,060
Shimadzu Corporation	3,000	93,998
Shimamura Co., Ltd.	200	18,976
Shimano, Inc.	3,200	515,684
Shimizu Corporation	26,800	244,601
Shin-Etsu Chemical Co., Ltd.	15,000	1,328,771
Shinsei Bank, Ltd.	400	6,538
Shionogi & Co., Ltd.	13,400	875,564
Shiseido Co., Ltd.	15,200	1,177,124
Shizuoka Bank, Ltd. (The)	5,000	44,886
Showa Denko KK	5,600	309,030
Showa Shell Sekiyu KK	9,600	203,373
SMC Corporation	2,300	736,032
SoftBank Group Corporation	32,700	3,301,083
Sohgo Security Services Co., Ltd.	600	26,377
Sompo Holdings, Inc.	13,600	579,215
Sony Corporation	49,500	3,034,827
Sony Financial Holdings, Inc.	2,000	44,077
Stanley Electric Co., Ltd.	7,300	249,608
Start Today Co., Ltd.Δ	8,300	251,294
Subaru CorporationΔ	21,900	670,762
SUMCO Corporation	14,200	205,964
Sumitomo Chemical Co., Ltd.	51,000	298,495
Sumitomo Corporation	45,500	758,667
Sumitomo Dainippon Pharma Co., Ltd.Δ	12,500	287,031
Sumitomo Electric Industries, Ltd.	34,000	533,251
Sumitomo Metal Mining Co., Ltd.	8,100	284,163
Sumitomo Mitsui Financial Group, Inc.	53,000	2,139,218
Sumitomo Mitsui Trust Holdings, Inc.	13,800	567,935
Sumitomo Realty & Development Co., Ltd.	18,000	646,365
Sumitomo Rubber Industries, Inc.	15,700	235,597
Sundrug Co., Ltd.	6,600	235,548
Suntory Beverage & Food, Ltd.	17,700	749,313
Suzuken Co., Ltd.	900	42,695
Suzuki Motor Corporation	13,600	778,990
Sysmex Corporation	7,300	628,358
T&D Holdings, Inc.	18,300	301,993
Taiheiyo Cement Corporation	7,100	222,773
Taisei Corporation	11,000	501,496
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	232,274
Taiyo Nippon Sanso Corporation	1,200	17,955
Takashimaya Co., Ltd.	13,800	233,077

	Shares	Value
Takeda Pharmaceutical Co., Ltd.Δ	30,800	$1,317,715
TDK CorporationΔ	5,100	556,143
Teijin, Ltd.	2,600	49,863
Terumo Corporation	11,500	681,174
THK Co., Ltd.	9,100	231,625
Tobu Railway Co., Ltd.	2,000	59,145
Toho Co., Ltd.	1,600	50,202
Toho Gas Co., Ltd.	300	11,393
Tohoku Electric Power Co., Inc.	19,200	260,574
Tokio Marine Holdings, Inc.	26,400	1,309,776
Tokyo Century Corporation	2,400	149,129
Tokyo Electric Power Co. Holdings, Inc.*	56,100	275,513
Tokyo Electron, Ltd.	6,600	906,759
Tokyo Gas Co., Ltd.	20,300	498,924
Tokyo Tatemono Co., Ltd.	2,300	28,057
Tokyu Corporation	17,400	318,229
Tokyu Fudosan Holdings Corporation	34,600	241,183
Toppan Printing Co., Ltd.	14,000	224,872
Toray Industries, Inc.Δ	40,800	306,485
Toshiba Corporation*	25,300	731,478
Tosoh Corporation	16,800	258,757
TOTO, Ltd.Δ	6,700	278,036
Toyo Seikan Group Holdings, Ltd.Δ	2,300	47,713
Toyo Suisan Kaisha, Ltd.	2,700	104,678
Toyoda Gosei Co., Ltd.	500	12,344
Toyota Industries Corporation	5,300	313,466
Toyota Motor Corporation	90,516	5,652,271
Toyota Tsusho Corporation	7,800	294,508
Trend Micro, Inc.	4,300	276,650
Tsuruha Holdings, Inc.	1,900	233,946
Unicharm Corporation	20,600	681,348
United Urban Investment Corporation REIT	156	244,805
USS Co., Ltd.	2,200	40,836
West Japan Railway Co.	7,800	543,776
Yahoo Japan Corporation	69,800	251,260
Yakult Honsha Co., Ltd.	6,500	532,609
Yamada Denki Co., Ltd.Δ	7,600	38,462
Yamaguchi Financial Group, Inc.	2,000	21,792
Yamaha CorporationΔ	5,400	286,112
Yamaha Motor Co., Ltd.	10,200	285,927
Yamato Holdings Co., Ltd.	10,600	325,408
Yamazaki Baking Co., Ltd.	4,200	84,059
Yaskawa Electric Corporation	9,000	267,339
Yokogawa Electric Corporation	2,500	52,874
Yokohama Rubber Co., Ltd. (The)	1,000	21,554

		138,521,449

Jersey — 1.2%
Experian PLC	38,966	1,000,783
Ferguson PLC	9,304	790,064
Glencore PLC*	457,355	1,977,319
Randgold Resources, Ltd.	4,481	318,309
Shire PLC	36,669	2,209,773

163	See Notes to Schedule of Investments.

	Shares	Value
WPP PLC	54,275	$795,494

		7,091,742

Netherlands — 4.4%
ABN AMRO Group NV CVA 144A	19,173	522,016
Aegon NVΔ	85,120	552,254
AerCap Holdings NV*	7,106	408,737
Airbus SE	23,357	2,933,695
Akzo Nobel NV	9,169	857,402
ArcelorMittal	27,312	849,844
ASML Holding NV	16,545	3,090,820
CNH Industrial NVΔ	43,467	522,337
EXOR NV	4,203	282,156
Ferrari NV	4,491	618,413
Fiat Chrysler Automobiles NV	41,027	721,375
ING Groep NV	163,699	2,125,662
Koninklijke Ahold Delhaize NV	54,836	1,257,430
Koninklijke DSM NV	6,933	734,442
Koninklijke KPN NV	130,887	345,268
Koninklijke Philips NV	37,729	1,718,699
Koninklijke Vopak NVΔ	953	46,959
NN Group NV	12,839	572,865
NXP Semiconductor NV	13,899	1,188,365
QIAGEN NV*	14,497	548,715
Randstad NVΔ	7,963	425,105
STMicroelectronics NV	30,848	561,238
Unibail-Rodamco-Westfield REIT	4,656	936,401
Unilever NV CVA	67,979	3,785,735
Wolters Kluwer NV	13,376	833,662

		26,439,595

New Zealand — 0.2%
a2 Milk Co., Ltd.*	45,565	340,083
Auckland International Airport, Ltd.	10,999	53,222
Fisher & Paykel Healthcare Corporation, Ltd.	24,725	246,654
Fletcher Building, Ltd.*	50,457	218,733
Meridian Energy, Ltd.	12,874	28,033
Ryman Healthcare, Ltd.Δ	6,330	58,742
Spark New Zealand, Ltd.	86,942	233,399

		1,178,866

Norway — 0.9%
Aker BP ASA	5,224	221,701
DNB ASA	42,506	894,382
Equinor ASA	53,385	1,505,373
Gjensidige Forsikring ASAΔ	12,888	217,261
Marine Harvest ASA	26,051	603,522
Norsk Hydro ASA	45,500	273,154
Orkla ASA	44,939	379,666
Schibsted ASA, B Shares	1,488	51,558
Telenor ASAΔ	35,082	685,799
Yara International ASAΔ	5,948	292,111

		5,124,527

Papua New Guinea — 0.1%
Oil Search, Ltd.	44,305	289,194

Portugal — 0.2%
EDP — Energias de Portugal SA	129,216	476,783

	Shares	Value
Galp Energia SGPS SA	27,004	$535,823
Jeronimo Martins SGPS SA	14,871	219,019

		1,231,625

Singapore — 1.5%
Ascendas Real Estate Investment Trust	124,200	239,851
CapitaLand Commercial Trust REIT	41,879	54,529
CapitaLand Mall Trust REIT	165,900	269,411
CapitaLand, Ltd.Δ	199,700	492,293
City Developments, Ltd.	37,300	248,567
ComfortDelGro Corporation, Ltd.	29,600	52,615
Dairy Farm International Holdings, Ltd.	17,300	155,700
DBS Group Holdings, Ltd.	72,012	1,374,341
Golden Agri-Resources, Ltd.	1,257,700	230,003
Hongkong Land Holdings, Ltd.	42,500	281,350
Jardine Cycle & Carriage, Ltd.	8,811	206,184
Jardine Matheson Holdings, Ltd.	9,200	577,300
Jardine Strategic Holdings, Ltd.	7,400	268,620
Keppel Corporation, Ltd.	55,600	283,074
Oversea-Chinese Banking Corporation, Ltd.	125,962	1,054,098
SATS, Ltd.	9,200	35,130
Singapore Airlines, Ltd.	30,700	218,732
Singapore Exchange, Ltd.	7,800	42,051
Singapore Press Holdings, Ltd.	116,700	245,001
Singapore Technologies Engineering, Ltd.	16,100	41,927
Singapore Telecommunications, Ltd.	353,400	837,582
Suntec Real Estate Investment Trust	26,900	37,977
United Overseas Bank, Ltd.	53,959	1,068,878
UOL Group, Ltd.	7,561	38,108
Venture Corporation, Ltd.	5,600	72,220
Wilmar International, Ltd.	188,000	442,822
Yangzijiang Shipbuilding Holdings, Ltd.	35,300	32,019

		8,900,383

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	7,730	329,200
Aena SME SA 144A	3,930	682,157
Amadeus IT Group SA	18,507	1,719,434
Banco Bilbao Vizcaya Argentaria SA	269,854	1,720,094
Banco de Sabadell SA	169,722	263,858
Banco Santander SA	656,448	3,304,384
Bankia SA	11,453	44,906
Bankinter SA	24,002	221,045
CaixaBank SA	130,072	594,717
Enagas SA	10,800	291,540
Endesa SA	13,556	292,906
Ferrovial SA	14,614	303,211
Grifols SA	11,220	316,034
Iberdrola SA	257,051	1,891,570
Industria de Diseno Textil SAΔ	44,990	1,363,873
International Consolidated Airlines Group SA	46,834	402,496
Mapfre SA	10,729	33,658

See Notes to Schedule of Investments.	164

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Naturgy Energy Group SA	12,288	$335,417
Red Electrica Corporation SA	14,624	306,305
Repsol SA	50,555	1,007,532
Siemens Gamesa Renewable Energy SAΔ*	2,932	37,106
Telefonica SA	228,227	1,806,654

		17,268,097

Sweden — 2.7%
Alfa Laval AB	9,705	263,171
Assa Abloy AB Class BΔ	40,797	820,081
Atlas Copco AB, A Shares	26,482	763,405
Atlas Copco AB, B Shares	15,381	410,424
Boliden AB	9,794	273,188
Electrolux AB, Series B	13,970	308,090
Epiroc AB Class A*	8,156	91,128
Epiroc AB Class B*	46,082	474,436
Essity AB	39,754	999,285
Hennes & Mauritz AB, B SharesΔ	37,981	701,892
Hexagon AB, B Shares	9,655	565,998
Husqvarna AB, B Shares	23,565	200,719
ICA Gruppen ABΔ	628	19,927
Industrivarden AB, C Shares	8,930	198,447
Investor AB, B Shares	21,342	986,246
Kinnevik AB Class B	8,239	249,467
L E Lundbergforetagen AB, B Shares	660	22,249
Lundin Petroleum AB	8,084	309,447
Millicom International Cellular SA SDR	1,082	62,151
Modern Times Group MTG AB, B Shares	1	37
Nordea Bank AB	123,780	1,349,026
Sandvik AB	46,877	832,060
Securitas AB, B Shares	14,981	260,853
Skandinaviska Enskilda Banken AB Class A	63,139	705,033
Skanska AB, B Shares	13,311	261,430
SKF AB, B Shares	13,321	262,826
Svenska Handelsbanken AB, A SharesΔ	65,615	828,733
Swedbank AB, A Shares	34,481	854,712
Tele2 AB, B SharesΔ	19,177	230,882
Telefonaktiebolaget LM Ericsson, B SharesΔ	115,479	1,024,932
Telia Co. AB	126,527	581,141
Volvo AB, B Shares	64,570	1,141,385

		16,052,801

Switzerland — 8.3%
ABB, Ltd.	69,588	1,644,330
Adecco Group AG	10,157	533,413
Baloise Holding AGΔ	1,016	154,978
Barry Callebaut AG	107	202,792
Chocoladefabriken Lindt & Spruengli AG	39	798,513
Cie Financiere Richemont SA	25,690	2,094,151
Clariant AG*	2,778	72,295
Coca-Cola HBC AG*	24,368	829,922
Credit Suisse Group AG*	106,526	1,601,038
Dufry AGΔ*	1,201	135,409

	Shares	Value
EMS-Chemie Holding AG	12	$7,153
Geberit AG	1,465	679,507
Givaudan SA	333	818,758
Julius Baer Group, Ltd.*	11,052	553,050
Kuehne + Nagel International AG	1,259	199,485
LafargeHolcim, Ltd.*	25,106	1,239,438
Lonza Group AGΔ*	3,338	1,139,423
Nestle SA	123,483	10,294,864
Novartis AG	92,014	7,913,167
Pargesa Holding SA	251	20,166
Partners Group Holding AG	623	494,198
Roche Holding AG	29,281	7,093,497
Schindler Holding AG	1,974	485,331
SGS SA	253	666,142
Sika AG	4,914	715,519
Sonova Holding AG	2,427	482,976
Straumann Holding AG	601	451,944
Swatch Group AG (The)	3,651	286,513
Swiss Life Holding AG*	710	269,126
Swiss Prime Site AG*	4,727	402,908
Swiss Re AG	11,416	1,053,892
Swisscom AG	1,391	631,293
Temenos AG*	2,132	345,847
UBS Group AG*	158,064	2,496,426
Vifor Pharma AG	2,839	492,211
Zurich Insurance Group AG	5,726	1,809,869

		49,109,544

United Kingdom — 15.1%
3i Group PLC	26,570	325,950
Admiral Group PLC	2,653	71,925
Anglo American PLCΔ	41,242	926,196
Antofagasta PLC	23,560	262,554
Ashtead Group PLC	21,261	675,331
Associated British Foods PLC	20,169	602,001
AstraZeneca PLC	54,741	4,254,566
Auto Trader Group PLC 144A	48,519	282,428
Aviva PLC	153,150	977,119
Babcock International Group PLC	26,448	249,235
BAE Systems PLC	129,929	1,066,563
Barclays PLC	738,012	1,652,395
Barratt Developments PLC	50,118	370,386
Berkeley Group Holdings PLC	5,104	244,747
BHP Billiton PLC	84,563	1,841,987
BP PLC	792,926	6,090,415
British Land Co. PLC (The) REIT	38,543	309,861
BT Group PLC	339,019	995,550
Bunzl PLC	11,056	347,723
Burberry Group PLC	19,640	515,815
Carnival PLC	9,106	565,428
Centrica PLC	288,146	581,757
Coca-Cola European Partners PLC	18,847	856,973
Compass Group PLC	74,355	1,653,358
ConvaTec Group PLC 144A	89,287	270,459
Croda International PLC	3,976	269,584
Direct Line Insurance Group PLC	64,437	272,034
easyJet PLC	11,091	189,952
Fresnillo PLC	3,206	34,324

165	See Notes to Schedule of Investments.

	Shares	Value
G4S PLC	106,286	$335,250
GlaxoSmithKline PLC	216,192	4,330,467
Hammerson PLC REIT	39,526	235,284
Hargreaves Lansdown PLC	10,678	311,061
HSBC Holdings PLC	817,464	7,136,603
Informa PLC	61,491	610,883
InterContinental Hotels Group PLC	11,675	727,382
Intertek Group PLC	8,134	529,245
Investec PLC	39,844	280,229
ITV PLC	231,678	476,658
J Sainsbury PLC	88,172	369,823
John Wood Group PLC	31,746	319,271
Johnson Matthey PLC	6,759	313,801
Kingfisher PLC	83,177	279,705
Land Securities Group PLC REIT	42,490	489,240
Legal & General Group PLC	221,884	758,292
Lloyds Banking Group PLC	2,883,390	2,227,492
London Stock Exchange Group PLC	11,235	671,560
Marks & Spencer Group PLC	74,070	278,816
Mediclinic International PLC	7,116	39,790
Meggitt PLC	30,413	224,523
Melrose Industries PLC	189,229	493,036
Merlin Entertainments PLC 144A	46,524	242,800
Micro Focus International PLC	16,532	308,026
Mondi PLC	11,953	327,794
National Grid PLC	156,345	1,612,716
Next PLC	7,706	551,817
NMC Health PLC	7,425	328,463
Pearson PLC	57,595	668,117
Persimmon PLC	14,726	453,935
Prudential PLC	104,956	2,406,990
Reckitt Benckiser Group PLC	31,035	2,838,044
RELX PLC*	93,031	1,958,686
Rio Tinto PLC	47,616	2,408,033
Rolls-Royce Holdings PLC*	66,226	852,314
Royal Bank of Scotland Group PLC	194,604	634,117
Royal Dutch Shell PLC, A Shares	180,328	6,196,817
Royal Dutch Shell PLC, B Shares	146,821	5,145,845
Royal Mail PLC	33,665	209,346
RSA Insurance Group PLC	43,200	323,765
Sage Group PLC (The)	40,034	305,985
Schroders PLC	6,913	278,872
Segro PLC REIT	53,761	446,920
Severn Trent PLC	9,681	233,311
Sky PLC	40,697	917,139
Smith & Nephew PLC	37,840	690,243
Smiths Group PLC	15,525	302,619
SSE PLC	45,313	676,839
St. James’s Place PLC	18,780	280,027
Standard Chartered PLC	118,779	985,253
Standard Life Aberdeen PLC	130,835	521,652
Taylor Wimpey PLC	236,549	529,690
Tesco PLC	408,477	1,276,717
Travis Perkins PLC	15,295	212,413

	Shares	Value
Unilever PLC	53,631	$2,947,096
United Utilities Group PLC	27,605	253,302
Vodafone Group PLC	1,072,151	2,298,792
Weir Group PLC (The)	10,978	252,263
Whitbread PLC	8,176	502,672
WM Morrison Supermarkets PLC	106,161	358,932

		89,933,389

Total Foreign Common Stocks (Cost $547,559,121)		564,272,813

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Henkel AG & Co KGaA
1.78%, 04/10/18	5,479	642,819
Porsche Automobil Holding SE
3.02%, 05/16/18	4,564	307,344
Sartorius AG
0.36%, 04/06/18	1,809	293,627
Schaeffler AG
5.09%, 04/23/18	17,669	225,866
Volkswagen AG
2.60%, 05/04/18	7,300	1,284,911

		2,754,567

Total Foreign Preferred Stocks (Cost $2,726,286)		2,754,567

RIGHTS — 0.0%
Harvey Norman Holdings, Ltd.* (Cost $—)	540	312

MONEY MARKET FUNDS — 4.7%
GuideStone Money Market Fund, 1.98% (Institutional Class)Ø¥	24,204,304	24,204,304
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	3,628,632	3,628,632
Northern Institutional U.S. Government Portfolio, 1.87%Ø	87,284	87,284

Total Money Market Funds (Cost $27,920,220)		27,920,220

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $398,478)	$400,000	398,443

TOTAL INVESTMENTS — 100.1% (Cost $578,604,105)		595,346,355
Liabilities in Excess of Other Assets — (0.1)%		(323,251)

NET ASSETS — 100.0%		$595,023,104

See Notes to Schedule of Investments.	166

INTERNATIONAL EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2018	278	$27,459,450	GSC	$(45,884)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
France	$59,759,548	$59,470,140	$289,408	$—
Israel	2,482,499	681,780	1,800,719	—
Other^^	502,030,766	502,030,766	—	—

Total Foreign Common Stocks	564,272,813	562,182,686	2,090,127	—

Foreign Preferred Stocks	2,754,567	2,754,567	—	—
Money Market Funds	27,920,220	27,920,220	—	—
Rights	312	312	—	—
U.S. Treasury Obligation	398,443	—	398,443	—

Total Assets — Investments in Securities	$595,346,355	$592,857,785	$2,488,570	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(45,884)	$(45,884)	$—	$—

Total Liabilities — Other Financial Instruments	$(45,884)	$(45,884)	$—	$—

^^ Classifications as defined in the Schedule of Investments.

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended September 30, 2018.

There were no transfers between Level 2 and Level 3 during the period ended September 30, 2018.

167	See Notes to Schedule of Investments.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.2%
Communication Services — 0.2%
Spotify Technology SA*	16,250	$2,938,487

Consumer Discretionary — 1.5%
Amazon.com, Inc.*	1,792	3,589,376
MakeMyTrip, Ltd.Δ*	11,671	320,369
MercadoLibre, Inc.Δ	9,371	3,190,544
NIO, Inc. ADRΔ*	131,875	920,488
Tesla, Inc.Δ*	12,007	3,179,093
Yum China Holdings, Inc.	191,431	6,721,143

		17,921,013

Health Care — 0.4%
Illumina, Inc.*	14,350	5,267,311

Information Technology — 0.1%
NVIDIA Corporation	5,059	1,421,680

Total Common Stocks (Cost $17,522,648)		27,548,491

FOREIGN COMMON STOCKS — 96.4%
Australia — 2.4%
Alumina, Ltd.	143,430	287,189
AMP, Ltd.	1,013,880	2,337,897
Ansell, Ltd.	27,630	504,302
ASX, Ltd.	2,303	105,976
Aurizon Holdings, Ltd.	190,763	566,740
Australia & New Zealand Banking Group, Ltd.	97,858	1,993,359
BHP Billiton, Ltd.	58,894	1,474,252
BlueScope Steel, Ltd.	174,681	2,144,033
Brambles, Ltd.	68,049	536,163
Caltex Australia, Ltd.	73,256	1,583,298
CIMIC Group, Ltd.	52,723	1,957,372
Cochlear, Ltd.	1,208	175,199
Dexus REIT	12,849	98,080
Flight Centre Travel Group, Ltd.	4,836	185,832
Goodman Group REIT	30,218	226,294
GPT Group (The) REITY*	88,253	94,358
Lend Lease Group	141,389	2,009,312
Mirvac Group REIT	53,620	93,410
Newcrest Mining, Ltd.	78,787	1,105,423
Orica, Ltd.	238,330	2,933,875
Origin Energy, Ltd.*	62,977	376,019
Qantas Airways, Ltd.	371,650	1,585,019
QBE Insurance Group, Ltd.	671,314	5,396,084
Rio Tinto, Ltd.	8,019	456,535
Scentre Group REIT	93,514	268,359
South32, Ltd.	554,429	1,571,015
Stockland REIT	41,895	125,678
Vicinity Centres REIT	52,810	100,015
Wesfarmers, Ltd.	6,615	238,365

		30,529,453

Austria — 0.0%
ams AGΔ*	8,818	492,924

Belgium — 0.5%
Ageas	22,718	1,221,507
Groupe Bruxelles Lambert SA	415	43,510

	Shares	Value
UCB SA	24,262	$2,180,311
Umicore SAΔ	44,423	2,484,480

		5,929,808

Canada — 1.2%
Alimentation Couche-Tard, Inc. Class B	19,600	980,417
Canadian National Railway Co.Δ	86,131	7,734,564
Cenovus Energy, Inc.	296,336	2,975,634
Suncor Energy, Inc.	71,447	2,764,620

		14,455,235

China — 2.4%
Alibaba Group Holding, Ltd. ADR*	52,774	8,695,044
Baidu, Inc. ADR*	31,835	7,280,028
Ctrip.com International, Ltd. ADR*	57,135	2,123,708
Ping An Insurance Group Co. of China, Ltd. Class HΔ	224,500	2,279,886
TAL Education Group ADR*	93,644	2,407,587
Tencent Holdings, Ltd.	187,800	7,753,481

		30,539,734

Denmark — 1.9%
Ambu A/S Class BΔ	42,333	1,016,983
Chr. Hansen Holding A/S	10,954	1,111,960
Coloplast A/S Class B	17,306	1,769,696
Genmab A/S*	15,755	2,477,471
GN Store Nord A/S	88,406	4,306,814
H Lundbeck A/S	35,629	2,200,568
ISS A/SΔ	221,563	7,796,048
Novozymes A/S, B Shares	16,353	897,736
Rockwool International A/S, B Shares	3,880	1,661,244
William Demant Holding A/S*	2,843	106,852

		23,345,372

Finland — 0.5%
Fortum OYJ	28,367	711,078
Neste OYJ	29,650	2,451,069
UPM-Kymmene OYJ	68,282	2,679,624

		5,841,771

France — 9.8%
Accor SA	56,000	2,875,132
Air Liquide SA	45,873	6,034,454
Alstom SA	2,000	89,378
Atos SE	13,291	1,581,731
BNP Paribas SA	193,841	11,862,866
Bureau Veritas SA	63,888	1,648,958
Capgemini SE	12,858	1,618,280
Christian Dior SE	18,256	7,821,372
Cie de St-Gobain	154,093	6,645,600
Cie Generale des Etablissements Michelin SCA	16,257	1,943,201
CNP Assurances	12,903	311,006
Danone SA	19,915	1,542,258
Dassault Aviation SA	115	212,832
Dassault Systemes SA	440	65,774
Electricite de France SA	3,912	68,698
Engie SA	454,254	6,679,668

See Notes to Schedule of Investments.	168

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Essilor International Cie Generale d’Optique SA	4,130	$611,140
Gecina SA REIT	674	112,530
Hermes International	3,950	2,616,856
Kering SA	10,392	5,570,702
Klepierre REIT	4,327	153,379
L’Oreal SA	41,174	9,929,114
Peugeot SA	133,460	3,599,575
Publicis Groupe SA	73,935	4,419,158
Safran SA	17,177	2,407,163
Sanofi	176,017	15,646,150
Schneider Electric SE	102,554	8,251,574
SES SA	14,176	311,076
Societe Generale SA	103,235	4,431,261
Sopra Steria Group	627	100,534
Teleperformance	5,756	1,085,988
Thales SA	14,548	2,066,609
TOTAL SA	90,761	5,884,311
Ubisoft Entertainment SA*	2,218	240,576
Valeo SA	91,361	3,967,194
Vinci SA	1,202	114,466

		122,520,564

Germany — 9.8%
adidas AG	3,842	940,773
AIXTRON SE*	48,935	495,435
Allianz SE	98,079	21,863,929
Aurubis AG	16,979	1,187,539
BASF SE	20,733	1,842,716
Bayerische Motoren Werke AG	116,093	10,474,514
Beiersdorf AG	62,918	7,099,091
Continental AG	35,043	6,100,967
Covestro AG 144A	58,462	4,741,909
Daimler AG	299,525	18,900,947
Delivery Hero SE 144A*	22,637	1,088,629
Deutsche Boerse AG	3,382	453,138
Deutsche Lufthansa AG	87,205	2,142,437
Deutsche Telekom AG	432,319	6,969,493
Deutsche Wohnen SE	6,238	299,266
E.ON SE	16,871	171,983
Evonik Industries AG	137,714	4,932,694
Fresenius SE & Co. KGaA	5,433	398,917
Hella GmbH & Co. KGaA	8,535	476,055
HOCHTIEF AG	1,029	170,606
Infineon Technologies AG	46,566	1,058,061
Linde AG	3,498	827,298
MorphoSys AG*	7,558	808,197
Rheinmetall AG	14,975	1,565,849
Rocket Internet SE 144A*	33,577	1,051,024
Salzgitter AG	14,094	704,463
SAP SE	106,498	13,106,848
Scout24 AG 144A	2,430	113,306
Software AG	21,875	997,124
STADA Arzneimittel AG	1,252	117,919
Suedzucker AG	55,121	732,460
Talanx AG	8,907	338,580
thyssenkrupp AG	54,714	1,381,049

	Shares	Value
TUI AG	63,779	$1,224,498
Uniper SE	10,120	311,488
Vonovia SE	8,154	398,380
Wirecard AG	18,297	3,966,205
Zalando SE 144A*	88,308	3,435,781

		122,889,568

Hong Kong — 4.2%
AIA Group, Ltd.	1,787,800	15,963,417
China Mobile, Ltd.	838,500	8,263,590
CK Asset Holdings, Ltd.	14,500	108,819
CK Hutchison Holdings, Ltd.	1,015,000	11,695,057
CK Infrastructure Holdings, Ltd.	11,000	87,119
CLP Holdings, Ltd.	85,500	1,000,987
Hang Lung Properties, Ltd.	35,000	68,405
Henderson Land Development Co., Ltd.	46,600	234,240
Hong Kong Exchanges and Clearing, Ltd.	53,607	1,533,908
Kerry Properties, Ltd.	317,500	1,076,807
Li & Fung, Ltd.	3,590,000	802,532
Link REIT	41,000	403,540
Meituan Dianping Class B*	118,000	1,036,297
NWS Holdings, Ltd.	60,000	118,646
PCCW, Ltd.	62,000	36,115
Sino Land Co., Ltd.	736,000	1,261,712
Sun Hung Kai Properties, Ltd.	74,000	1,077,622
Swire Properties, Ltd.	35,400	134,078
WH Group, Ltd. 144A	6,561,325	4,618,202
Wharf Holdings, Ltd. (The)	348,000	946,866
Wheelock & Co., Ltd.	129,000	773,669
Yue Yuen Industrial Holdings, Ltd.	342,500	951,589

		52,193,217

India — 1.0%
Axis Bank, Ltd.*	285,418	2,414,576
Housing Development Finance Corporation, Ltd.	27,222	658,863
Tata Consultancy Services, Ltd.	298,830	9,002,001

		12,075,440

Indonesia — 0.3%
PT Bank Mandiri Persero Tbk	7,726,000	3,486,720

Ireland — 0.6%
DCC PLC	2,685	243,749
Ryanair Holdings PLC ADRΔ*	40,615	3,900,665
Willis Towers Watson PLC	26,700	3,763,098

		7,907,512

Italy — 3.3%
A2A SpA	1,555,783	2,700,481
Autogrill SpA	49,920	510,335
BPER Banca	321,241	1,487,432
Enel SpA	2,397,366	12,280,634
Eni SpA	806,990	15,255,514
Intesa Sanpaolo SpA	3,174,437	8,112,182
Luxottica Group SpA	2,977	202,271

169	See Notes to Schedule of Investments.

	Shares	Value
Moncler SpA	4,641	$199,911

		40,748,760

Japan — 15.6%
Alfresa Holdings Corporation	25,300	676,923
Alps Electric Co., Ltd.	20,000	508,009
Asahi Intecc Co., Ltd.	8,800	384,158
Asahi Kasei Corporation	5,300	80,372
Astellas Pharma, Inc.	196,600	3,429,512
Bandai Namco Holdings, Inc.	52,300	2,032,252
Brother Industries, Ltd.	50,500	997,377
Canon Marketing Japan, Inc.	4,100	87,038
Canon, Inc.	5,250	166,806
Citizen Holdings Co., Ltd.	10,400	68,558
Coca-Cola Bottlers Japan Holdings, Inc.	31,100	832,107
Daiichi Sankyo Co., Ltd.	25,200	1,092,325
Daikin Industries, Ltd.	63,400	8,439,755
Daito Trust Construction Co., Ltd.	1,000	128,631
Daiwa House Industry Co., Ltd.	9,100	269,748
Denso Corporation	104,000	5,491,076
Don Quijote Holdings Co., Ltd.	17,900	905,870
Eisai Co., Ltd.	24,100	2,345,943
Fast Retailing Co., Ltd.	100	50,977
Fuji Electric Co., Ltd.	13,800	552,632
FUJIFILM Holdings Corporation	191,600	8,625,541
Fujitsu, Ltd.	37,800	2,693,441
Haseko Corporation	146,300	1,899,248
Hitachi Construction Machinery Co., Ltd.	18,000	602,007
Hitachi High-Technologies Corporation	5,900	203,296
Hitachi, Ltd.	96,800	3,288,576
Honda Motor Co., Ltd.	375,000	11,350,334
Hoya Corporation	139,200	8,269,671
Idemitsu Kosan Co., Ltd.	35,700	1,888,374
Inpex Corporation	14,800	184,577
Isuzu Motors, Ltd.	212,700	3,352,805
ITOCHU Corporation	25,900	474,142
Itochu Techno-Solutions Corporation	7,500	162,977
Japan Airlines Co., Ltd.	44,400	1,595,930
Japan Real Estate Investment Corporation REIT	18	94,420
Japan Retail Fund Investment Corporation REIT	50	90,697
JXTG Holdings, Inc.	348,400	2,631,858
Kajima Corporation	16,500	239,760
Kamigumi Co., Ltd.	13,500	297,518
Komatsu, Ltd.	82,000	2,494,209
Kose Corporation	3,000	571,642
Kyocera Corporation	2,400	144,059
Kyowa Hakko Kirin Co., Ltd.	22,800	427,224
Kyushu Railway Co.	109,200	3,325,400
M3, Inc.	181,600	4,120,444
Marubeni Corporation	41,000	375,286
Matsumotokiyoshi Holdings Co., Ltd.	27,600	1,131,984
Medipal Holdings Corporation	4,800	100,165
Minebea Mitsumi, Inc.	34,300	621,880
Mitsubishi Corporation	33,700	1,038,406

	Shares	Value
Mitsubishi Electric Corporation	388,900	$5,327,608
Mitsubishi Estate Co., Ltd.	22,000	374,089
Mitsubishi Gas Chemical Co., Inc.	41,100	875,030
Mitsubishi UFJ Financial Group, Inc.	60,400	376,955
Mitsui & Co., Ltd.	19,500	346,768
Mitsui Fudosan Co., Ltd.	16,000	378,666
Mixi, Inc.	50,200	1,204,411
MonotaRO Co., Ltd.	4,000	112,832
Murata Manufacturing Co., Ltd.	3,000	461,142
Nexon Co., Ltd.*	56,900	743,676
Nidec Corporation	15,700	2,258,550
Nikon Corporation	17,500	328,837
Nippon Building Fund, Inc. REIT	16	92,519
Nippon Express Co., Ltd.	19,300	1,267,189
Nippon Telegraph & Telephone
Corporation	8,500	383,929
Nomura Research Institute, Ltd.	2,100	106,091
NTT DOCOMO, Inc.	27,200	731,350
Olympus Corporation	215,600	8,415,649
Omron Corporation	4,200	177,434
Oriental Land Co., Ltd.	5,600	585,531
ORIX Corporation	19,100	309,648
Otsuka Corporation	11,700	436,613
Otsuka Holdings Co., Ltd.	39,700	2,001,073
Pigeon Corporation	19,500	1,098,398
Pola Orbis Holdings, Inc.	19,800	723,200
Recruit Holdings Co., Ltd.	14,300	477,254
Resona Holdings, Inc.	220,900	1,240,983
Rohm Co., Ltd.	11,600	845,344
Ryohin Keikaku Co., Ltd.	1,000	297,483
SBI Holdings, Inc.Δ	36,500	1,133,999
Secom Co., Ltd.	82,700	6,741,484
Sekisui Chemical Co., Ltd.Δ	319,400	5,892,118
Shimadzu Corporation	16,500	516,986
Shimamura Co., Ltd.	2,600	246,682
Shimizu Corporation	17,600	160,634
Shinsei Bank, Ltd.	14,700	240,256
Shionogi & Co., Ltd.	14,800	967,041
Shiseido Co., Ltd.	26,200	2,028,990
SMC Corporation	6,100	1,952,086
SoftBank Group Corporation	61,100	6,168,078
Sojitz Corporation	524,400	1,892,308
Sony Corporation	33,200	2,035,480
Square Enix Holdings Co., Ltd.	21,400	885,231
Start Today Co., Ltd.	3,300	99,912
Sumitomo Corporation	4,100	68,363
Sumitomo Dainippon Pharma Co., Ltd.	70,500	1,618,857
Sumitomo Electric Industries, Ltd.	397,700	6,237,471
Sumitomo Heavy Industries, Ltd.	7,400	264,100
Sumitomo Mitsui Financial Group, Inc.	8,900	359,227
Sumitomo Realty & Development Co., Ltd.	6,000	215,455
Suzuken Co., Ltd.	5,400	256,170
Sysmex Corporation	11,100	955,448
Taisei Corporation	31,500	1,436,103
Takeda Pharmaceutical Co., Ltd.Δ	221,800	9,489,261

See Notes to Schedule of Investments.	170

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Terumo Corporation	72,100	$4,270,665
THK Co., Ltd.	23,700	603,242
Tokio Marine Holdings, Inc.	161,100	7,992,613
Toshiba Corporation*	11,200	323,816
Tosoh Corporation	44,800	690,019
Toyota Motor Corporation	84,400	5,270,357
Toyota Tsusho Corporation	4,800	181,236

		194,007,880

Jersey — 2.6%
Experian PLC	328,593	8,439,418
Ferguson PLC	2,287	194,204
Glencore PLC*	1,933,927	8,361,098
IWG PLC	83,213	263,449
Randgold Resources, Ltd.	1,392	98,881
Shire PLC	18,051	1,087,802
WPP PLC	994,305	14,573,265

		33,018,117

Mexico — 0.2%
Grupo Televisa SAB SA ADR	165,900	2,943,066

Netherlands — 4.8%
Airbus SE	8,612	1,081,688
Akzo Nobel NV	8,587	802,979
ASM International NV	17,654	913,969
ASML Holding NV	67,534	12,616,226
ASR Nederland NV	38,713	1,845,554
CNH Industrial NVΔ	616,747	7,411,367
EXOR NV	70,503	4,733,001
Ferrari NV	35,654	4,909,575
Fiat Chrysler Automobiles NV	129,058	2,269,219
Gemalto NV*	3,241	188,901
ING Groep NV	578,301	7,509,345
Koninklijke Ahold Delhaize NV	427,906	9,812,201
Koninklijke Philips NV	18,152	826,893
NN Group NV	6,113	272,757
Randstad NV	17,763	948,279
Signify NV 144A	25,548	661,474
STMicroelectronics NV	123,563	2,248,713
Unibail-Rodamco-Westfield REIT	1,666	335,061
Wolters Kluwer NV	5,881	366,534

		59,753,736

Nigeria — 0.0%
Afriland Properties PLCY*	364,373	—

Norway — 0.6%
Equinor ASA	93,790	2,644,731
Leroy Seafood Group ASA	176,845	1,443,225
Salmar ASA	44,676	2,229,752
Schibsted ASA, B Shares	30,375	1,052,465
Telenor ASA	21,488	420,057

		7,790,230

Portugal — 0.1%
EDP - Energias de Portugal SA	96,013	354,270
Jeronimo Martins SGPS SA	34,080	501,928

		856,198

	Shares	Value
Singapore — 2.7%
Ascendas Real Estate Investment Trust	2,082,100	$4,020,880
CapitaLand Commercial Trust REIT	69,500	90,494
CapitaLand Mall Trust REIT	58,400	94,838
ComfortDelGro Corporation, Ltd.	147,200	261,655
DBS Group Holdings, Ltd.	323,100	6,166,328
Jardine Matheson Holdings, Ltd.	58,545	3,673,699
Sembcorp Industries, Ltd.	14,800	33,453
Singapore Airlines, Ltd.	38,600	275,019
Singapore Exchange, Ltd.	13,600	73,320
Singapore Telecommunications, Ltd.	2,174,200	5,153,000
Suntec Real Estate Investment Trust	65,200	92,049
United Overseas Bank, Ltd.	677,577	13,422,176
UOL Group, Ltd.	14,686	74,018
Yangzijiang Shipbuilding Holdings, Ltd.	561,600	509,406

		33,940,335

South Africa — 0.5%
Naspers, Ltd. N Shares	29,647	6,397,735

South Korea — 0.3%
Celltrion, Inc.Δ*	3,452	924,268
Samsung Electronics Co., Ltd.	59,300	2,483,196

		3,407,464

Spain — 4.0%
Acerinox SA	27,759	397,069
ACS Actividades de Construccion y Servicios SA	2,422	103,146
Amadeus IT Group SA	123,207	11,446,821
Banco Bilbao Vizcaya Argentaria SAΔ	417,468	2,661,010
Banco Santander SA	1,333,575	6,712,860
Distribuidora Internacional de Alimentacion SAΔ	80,408	186,715
Endesa SA	94,079	2,032,778
Iberdrola SA	1,362,263	10,024,533
Industria de Diseno Textil SAΔ	135,139	4,096,741
International Consolidated Airlines Group SA	85,392	734,802
Mapfre SA	369,636	1,159,606
Melia Hotels International SA	7,968	89,182
Repsol SA	172,971	3,447,213
Telefonica SA	824,756	6,528,801

		49,621,277

Sweden — 3.6%
Alfa Laval AB	44,885	1,217,148
Atlas Copco AB, A Shares	68,804	1,983,436
Atlas Copco AB, B Shares	6,930	184,919
Boliden AB	64,164	1,789,754
Elekta AB, B Shares	108,913	1,465,057
Epiroc AB Class A*	65,495	731,784
Hennes & Mauritz AB, B SharesΔ	520,233	9,613,955
Investor AB, B Shares	8,150	376,624
Kinnevik AB Class B	61,493	1,861,936
Sandvik AB	71,392	1,267,197
SKF AB, B Shares	160,287	3,162,491

171	See Notes to Schedule of Investments.

	Shares	Value
Svenska Handelsbanken AB, A Shares	186,546	$2,356,121
Swedish Orphan Biovitrum AB*	81,551	2,385,766
Telia Co. AB	2,416,640	11,099,674
Volvo AB, B Shares	294,803	5,211,147

		44,707,009

Switzerland — 7.5%
ABB, Ltd.	388,896	9,189,421
Adecco Group AG	21,150	1,110,731
Cie Financiere Richemont SA	32,837	2,676,747
Credit Suisse Group AG*	507,875	7,633,133
GAM Holding AG*	115,516	820,406
Georg Fischer AG	728	823,395
Idorsia, Ltd.*	12,202	307,350
Kuehne + Nagel International AG	10,870	1,722,320
LafargeHolcim, Ltd.Δ*	108,000	5,331,771
Nestle SA	120,522	10,048,003
Novartis AG	193,949	16,679,535
OC Oerlikon Corporation AG*	4,766	65,366
Roche Holding AG	69,203	16,764,839
Sonova Holding AG	6,099	1,213,710
Swatch Group AG (The)	169	67,211
Swiss Life Holding AG*	2,090	792,215
Temenos AG*	14,334	2,325,222
UBS Group AG*	445,082	7,029,520
Zurich Insurance Group AG	27,717	8,760,764

		93,361,659

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	375,000	3,223,971
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	351,981	15,543,481

		18,767,452

Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	—

United Kingdom — 14.5%
3i Group PLC	15,222	186,737
AA PLC	30,398	38,432
Anglo American PLC	40,544	910,520
Antofagasta PLC	25,403	283,093
Ashtead Group PLC	122,926	3,904,604
Barclays PLC	983,940	2,203,023
Bellway PLC	26,212	1,029,725
Berkeley Group Holdings PLC	1,458	69,914
BP PLC	1,686,634	12,954,930
British Land Co. PLC (The) REIT	18,907	152,000
BT Group PLC	968,376	2,843,695
BTG PLC*	43,651	313,774
Burberry Group PLC	147,984	3,886,580
Close Brothers Group PLC	17,478	360,393
Compass Group PLC	394,315	8,767,991
Dialog Semiconductor PLC*	4,567	99,767
Dixons Carphone PLC	599,843	1,326,384
Drax Group PLC	83,524	422,615
Evraz PLC	124,656	920,593
G4S PLC	2,776,139	8,756,576

	Shares	Value
GlaxoSmithKline PLC	484,376	$9,702,368
Hammerson PLC REIT	15,352	91,385
Hays PLC	111,524	296,535
Howden Joinery Group PLC	17,861	109,160
HSBC Holdings PLC	59,715	521,322
Inchcape PLC	90,989	793,401
Intermediate Capital Group PLC	59,900	851,003
Investec PLC	83,922	590,236
JD Sports Fashion PLC	121,248	725,537
John Wood Group PLC	824,188	8,288,888
Kingfisher PLC	2,085,655	7,013,583
Land Securities Group PLC REIT	14,472	166,634
Liberty Global PLC Class AΔ*	78,000	2,256,540
Liberty Global PLC Class C*	144,200	4,060,672
Lloyds Banking Group PLC	28,477,580	21,999,650
London Stock Exchange Group PLC	5,849	349,618
Man Group PLC	876,465	2,015,166
Meggitt PLC	136,548	1,008,060
Moneysupermarket.com Group PLC	260,792	948,027
National Grid PLC	369,908	3,815,641
Ocado Group PLC*	96,995	1,136,798
Persimmon PLC	49,903	1,538,281
Reckitt Benckiser Group PLC	13,500	1,234,529
RELX PLC*	38,079	801,132
Rio Tinto PLC	20,217	1,022,413
Rolls-Royce Holdings PLC*	570,616	7,343,698
Royal Bank of Scotland Group PLC	1,613,820	5,258,633
Royal Dutch Shell PLC, A Shares	36,247	1,245,597
Royal Dutch Shell PLC, B Shares	429,855	15,065,743
Royal Mail PLC	273,855	1,702,973
Schroders PLC	122,818	4,954,507
Segro PLC REIT	14,592	121,305
Sky PLC	19,585	441,363
Smith & Nephew PLC	72,068	1,314,599
Smiths Group PLC	76,796	1,496,934
Spectris PLC	16,323	504,865
SSE PLC	453,735	6,777,424
Tate & Lyle PLC	77,696	691,465
Taylor Wimpey PLC	388,063	868,967
Tesco PLC	3,160,995	9,879,859
Thomas Cook Group PLC	339,549	256,247
Travis Perkins PLC	88,278	1,225,981
Unilever PLC	21,864	1,201,456
WH Smith PLC	3,444	92,561

		181,212,102

Total Foreign Common Stocks (Cost $1,134,046,985)		1,202,740,338

FOREIGN PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische MotorenWerke AG
5.91%, 05/18/18	9,226	725,192
Porsche Automobil Holding SE
3.02%, 05/16/18	2,638	177,645

See Notes to Schedule of Investments.	172

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sartorius AG
0.36%, 04/06/18	5,692	$923,896
Schaeffler AG
5.09%, 04/23/18	5,203	66,511

		1,893,244

Total Foreign Preferred Stocks (Cost $1,665,422)		1,893,244

MONEY MARKET FUNDS — 7.5%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	82,726,544	82,726,544
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	10,999,670	10,999,670

Total Money Market Funds (Cost $93,726,214)		93,726,214

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $2,888,963)	$2,900,000	2,888,716

TOTAL INVESTMENTS — 106.5% (Cost $1,249,850,232)		1,328,797,003

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (5.1)%
Australia — (0.5)%
Challenger, Ltd.	(236,038)	(1,910,945)
Fortescue Metals Group, Ltd.	(103,803)	(294,133)
Healthscope, Ltd.	(45,275)	(68,727)
Magellan Financial Group, Ltd.	(43,233)	(865,339)
Orica, Ltd.	(54,232)	(667,603)
SEEK, Ltd.	(80,037)	(1,201,065)
TPG Telecom, Ltd.	(7,799)	(48,144)
Vocus Group, Ltd.*	(499,977)	(1,185,420)

		(6,241,376)

Austria — (0.0)%
ams AG*	(7,652)	(427,745)

Belgium — (0.1)%
Telenet Group Holding NV*	(19,678)	(1,083,412)

Denmark — (0.3)%
AP Moeller - Maersk A/S Class B	(3,027)	(4,250,968)

Finland — (0.1)%
Huhtamaki OYJ	(8,155)	(261,421)
Outokumpu OYJ	(163,227)	(959,703)

		(1,221,124)

France — (0.9)%
Air France-KLM*	(248,098)	(2,584,422)
Bollore SA	(356,394)	(1,539,304)
Edenred	(22,907)	(873,152)
Elior Group SA 144A	(26,081)	(403,953)
Eurofins Scientific SE Millicom International Cellular SA SDR	(1,034)	(587,057)

	Shares	Value
Iliad SA	(13,915)	$(1,817,551)
Ingenico Group	(6,151)	(467,348)
JCDecaux SA	(4,393)	(160,665)
Suez	(84,192)	(1,196,474)
Technicolor SA*	(497,239)	(595,794)
Valeo SA	(23,262)	(1,010,112)

		(11,235,832)

Germany — (0.4)%
1&1 Drillisch AG	(19,900)	(968,095)
CECONOMY AG	(14,390)	(101,648)
Deutsche Bank AG	(211,217)	(2,410,155)
GEA Group AG	(1,848)	(65,828)
Innogy SE 144A	(1,983)	(88,618)
OSRAM Licht AG	(13,824)	(549,885)
thyssenkrupp AG	(34,381)	(867,819)

		(5,052,048)

Ireland — (0.0)%
James Hardie Industries PLC CDI 2.23%, 12/12/17	(14,558)	(220,567)

Italy — (0.4)%
Banco BPM SpA*	(137,293)	(338,415)
Brembo SpA	(46,592)	(610,199)
Buzzi Unicem SpA	(28,861)	(599,142)
Leonardo SpA	(174,886)	(2,107,674)
Pirelli & C SpA 144A*	(51,721)	(434,046)
Recordati SpA	(1,932)	(65,410)
Tenaris SA	(8,440)	(141,403)
Unione di Banche Italiane SpA	(62,701)	(251,593)

		(4,547,882)

Japan — (0.5)%
Acom Co., Ltd.	(16,600)	(66,914)
Bank of Kyoto, Ltd. (The)	(14,400)	(751,558)
Calbee, Inc.	(7,700)	(253,459)
Chugoku Electric Power Co., Inc. (The)	(5,300)	(68,104)
Hitachi Metals, Ltd.	(17,100)	(211,756)
Hokuriku Electric Power Co*	(155,800)	(1,594,749)
Keikyu Corporation	(45,600)	(831,171)
LINE Corporation*	(14,900)	(629,467)
Nippon Paint Holdings Co., Ltd.	(42,400)	(1,582,257)
Sony Financial Holdings, Inc.	(23,700)	(522,309)
Taiyo Nippon Sanso Corporation	(6,100)	(91,269)

		(6,603,013)

Netherlands — (0.4)%
ALTICE EUROPE NV*	(494,749)	(1,334,397)
BoskalisWestminster	(9,501)	(299,054)
Koninklijke Vopak NV	(3,325)	(163,839)
OCI NV*	(74,366)	(2,377,013)
SBM Offshore NV	(11,567)	(209,372)

		(4,383,675)

Norway — (0.2)%
Schibsted ASA Class A	(70,482)	(2,646,512)

173	See Notes to Schedule of Investments.

	Shares	Value
Yara International ASA	(2,477)	$(121,647)

		(2,768,159)

Spain — (0.3)%
Bankia SA	(19,348)	(75,861)
Cellnex Telecom SA 144A	(103,214)	(2,711,903)
Distribuidora Internacional de Alimentacion SA	(226,299)	(525,489)

		(3,313,253)

Sweden — (0.2)%
Getinge AB, B Shares	(59,700)	(687,859)
Millicom International Cellular SA
SDR1.98%, 05/07/18	(23,118)	(1,327,918)
Saab AB Class B	(2,038)	(102,503)

		(2,118,280)

Switzerland — (0.0)%
Aryzta AG*	(6,210)	(59,101)

United Kingdom — (0.8)%
ConvaTec Group PLC 144A	(120,073)	(363,713)
John Wood Group PLC	(458,456)	(4,610,708)
Merlin Entertainments PLC 144A	(58,313)	(304,325)
Micro Focus International PLC	(57,531)	(1,071,924)
Pennon Group PLC	(22,320)	(207,483)
Severn Trent PLC	(47,497)	(1,144,672)
United Utilities Group PLC	(240,053)	(2,202,711)

		(9,905,536)

Total Foreign Common Stocks Sold Short (Proceeds $(62,479,567))		(63,431,971)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.0)%
Germany — (0.0)%
Sartorius AG 0.36%, 04/06/18 (Proceeds $(385,440))	(4,093)	(664,354)

Liabilities in Excess of Other Assets — (1.4)%		(17,097,577)

NET ASSETS — 100.0%		$1,247,603,101

See Notes to Schedule of Investments.	174

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
CAC 40 Index	10/2018	(68)	$(4,334,037)	BAR	$(7,125)
IBEX 35 Index	10/2018	(33)	(3,589,317)	BAR	9,541
OMX 30 Index	10/2018	(238)	(4,445,395)	BAR	(98,435)
Hang Seng Index	10/2018	6	1,068,310	JPM	13,217
SGX MSCI Singapore Index	10/2018	12	325,006	BAR	2,205
DAX Index	12/2018	12	4,263,898	BAR	39,546
FTSE 100 Index®	12/2018	(66)	(6,440,217)	BAR	(190,684)
FTSE/MIB Index	12/2018	32	3,841,868	BAR	(45,851)
MSCI EAFE Index E-Mini	12/2018	512	50,572,800	GSC	(133,238)
S&P/TSE 60 Index	12/2018	32	4,708,644	BAR	(32,230)
Swiss Market Index	12/2018	(188)	(17,367,108)	JPM	(330,744)
Topix Index®	12/2018	255	40,790,574	BAR	2,922,130

Total Futures Contracts outstanding at September 30, 2018			$69,395,026		$2,148,332

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	U.S. Dollars	11,670,668	Japanese Yen	1,291,945,000	CITI	$222,942
12/19/18	U.S. Dollars	8,299,235	Japanese Yen	919,045,000	CITI	155,719
12/19/18	U.S. Dollars	10,384,560	Euro	8,774,000	CITI	126,408
12/19/18	U.S. Dollars	6,048,117	Swiss Francs	5,788,267	CITI	103,022
12/19/18	Swedish Kronor	34,639,000	U.S. Dollars	3,831,104	CITI	94,889
12/19/18	U.S. Dollars	6,038,579	Swiss Francs	5,788,267	CITI	93,483
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,313,398	CITI	92,376
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,316,778	CITI	88,997
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,316,935	CITI	88,839
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,317,920	CITI	87,855
12/19/18	Canadian Dollars	5,680,527	U.S. Dollars	4,322,236	CITI	83,540
12/19/18	U.S. Dollars	6,021,995	Swiss Francs	5,788,267	CITI	76,899
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,329,350	CITI	76,425
12/19/18	U.S. Dollars	6,019,757	Swiss Francs	5,788,267	CITI	74,661
12/19/18	U.S. Dollars	4,987,651	Australian Dollars	6,801,000	CITI	68,397
12/19/18	U.S. Dollars	6,008,010	Swiss Francs	5,788,268	CITI	62,913
12/19/18	U.S. Dollars	7,603,859	Australian Dollars	10,430,000	CITI	59,700
12/19/18	U.S. Dollars	6,001,381	Swiss Francs	5,788,267	CITI	56,285
12/19/18	U.S. Dollars	5,998,519	Swiss Francs	5,788,267	CITI	53,423
12/19/18	U.S. Dollars	5,442,711	Euro	4,612,000	CITI	50,576
06/19/19	U.S. Dollars	4,643,671	Swiss Francs	4,391,000	NT	50,051
12/19/18	Canadian Dollars	5,702,687	U.S. Dollars	4,373,031	CITI	49,931
12/19/18	U.S. Dollars	5,993,579	Swiss Francs	5,788,267	CITI	48,483
12/19/18	U.S. Dollars	5,992,407	Swiss Francs	5,788,267	CITI	47,311
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,359,022	CITI	46,752
12/19/18	Australian Dollars	3,634,307	U.S. Dollars	2,584,758	CITI	43,985
12/19/18	U.S. Dollars	5,986,768	Swiss Francs	5,788,267	CITI	41,672
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,588,364	CITI	40,380
12/19/18	U.S. Dollars	4,137,542	Euro	3,504,603	CITI	40,123
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,366,292	CITI	39,483
12/19/18	U.S. Dollars	4,108,862	Euro	3,487,854	CITI	31,025
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,376,472	CITI	29,303

175	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Norwegian Kroner	6,225,000	U.S. Dollars	740,083	CITI	$27,511
12/19/18	U.S. Dollars	4,104,509	Euro	3,487,854	CITI	26,672
12/19/18	British Pounds	3,949,000	U.S. Dollars	5,141,359	CITI	26,408
12/19/18	U.S. Dollars	4,104,108	Euro	3,487,854	CITI	26,271
12/19/18	U.S. Dollars	2,905,418	British Pounds	2,202,000	CITI	23,822
12/19/18	New Zealand Dollars	2,877,000	U.S. Dollars	1,885,101	CITI	22,839
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,383,544	CITI	22,231
12/19/18	Euro	8,398,000	U.S. Dollars	9,796,680	CITI	21,870
12/19/18	U.S. Dollars	5,234,909	British Pounds	3,984,000	CITI	21,339
12/19/18	British Pounds	978,750	U.S. Dollars	1,260,679	CITI	20,140
12/19/18	Australian Dollars	2,027,000	U.S. Dollars	1,448,506	CITI	17,651
12/19/18	British Pounds	978,750	U.S. Dollars	1,264,153	CITI	16,666
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,612,230	CITI	16,513
12/19/18	U.S. Dollars	4,093,487	Euro	3,487,854	CITI	15,651
12/19/18	Swedish Kronor	6,273,000	U.S. Dollars	696,313	CITI	14,670
12/19/18	British Pounds	978,750	U.S. Dollars	1,266,393	CITI	14,425
12/19/18	British Pounds	978,750	U.S. Dollars	1,266,434	CITI	14,385
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,614,585	CITI	14,158
12/19/18	Australian Dollars	3,634,307	U.S. Dollars	2,615,112	CITI	13,631
12/19/18	Australian Dollars	3,634,307	U.S. Dollars	2,615,348	CITI	13,395
12/19/18	British Pounds	978,750	U.S. Dollars	1,267,484	CITI	13,335
12/19/18	British Pounds	978,750	U.S. Dollars	1,269,680	CITI	11,139
12/19/18	British Pounds	978,750	U.S. Dollars	1,270,016	CITI	10,802
12/19/18	British Pounds	978,750	U.S. Dollars	1,271,575	CITI	9,243
12/19/18	British Pounds	978,750	U.S. Dollars	1,271,607	CITI	9,212
12/19/18	U.S. Dollars	4,086,949	Euro	3,487,855	CITI	9,111
12/19/18	Australian Dollars	2,204,000	U.S. Dollars	1,586,311	CITI	7,872
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,398,377	CITI	7,398
12/19/18	Australian Dollars	2,968,000	U.S. Dollars	2,140,102	CITI	6,692
12/19/18	U.S. Dollars	348,172	Israeli Shekels	1,236,000	CITI	6,194
12/19/18	Swedish Kronor	2,009,000	U.S. Dollars	221,731	CITI	5,970
12/19/18	U.S. Dollars	1,149,599	Australian Dollars	1,582,000	CITI	5,317
12/19/18	U.S. Dollars	1,108,344	Danish Kroner	7,033,000	CITI	5,185
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	308,766	CITI	3,587
12/19/18	Swedish Kronor	9,614,000	U.S. Dollars	1,086,328	CITI	3,325
12/19/18	U.S. Dollars	4,080,920	Euro	3,487,854	CITI	3,083
12/19/18	U.S. Dollars	1,233,535	Hong Kong Dollars	9,624,000	CITI	2,703
12/19/18	Swedish Kronor	1,261,000	U.S. Dollars	140,248	CITI	2,674
12/19/18	Danish Kroner	7,209,000	U.S. Dollars	1,128,343	CITI	2,422
12/19/18	Hong Kong Dollars	10,435,000	U.S. Dollars	1,332,151	CITI	2,402
12/19/18	British Pounds	978,750	U.S. Dollars	1,278,433	CITI	2,385
12/19/18	Norwegian Kroner	5,561,000	U.S. Dollars	683,499	CITI	2,218
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	310,729	CITI	1,624
12/19/18	Singapore Dollars	240,000	U.S. Dollars	174,602	CITI	1,272
12/19/18	U.S. Dollars	243,433	Danish Kroner	1,544,000	CITI	1,249
12/19/18	British Pounds	978,750	U.S. Dollars	1,279,871	CITI	947
12/19/18	Hong Kong Dollars	3,424,000	U.S. Dollars	436,957	CITI	945
12/19/18	U.S. Dollars	3,759,338	Canadian Dollars	4,846,000	CITI	815
12/19/18	U.S. Dollars	409,511	Singapore Dollars	558,000	CITI	605
12/19/18	Hong Kong Dollars	2,555,000	U.S. Dollars	326,196	CITI	568
12/19/18	Euro	82,000	U.S. Dollars	95,425	CITI	446
12/19/18	Hong Kong Dollars	1,800,000	U.S. Dollars	229,821	CITI	385
12/19/18	U.S. Dollars	26,100	Israeli Shekels	93,000	CITI	368
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	312,060	CITI	293
12/19/18	Singapore Dollars	106,000	U.S. Dollars	77,398	CITI	280
12/19/18	Hong Kong Dollars	1,104,000	U.S. Dollars	140,924	CITI	269

See Notes to Schedule of Investments.	176

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Hong Kong Dollars	941,000	U.S. Dollars	120,083	CITI	$264
12/19/18	U.S. Dollars	20,159	Danish Kroner	127,000	CITI	238
12/19/18	U.S. Dollars	12,501	Swiss Francs	12,000	CITI	176
12/19/18	U.S. Dollars	15,540	Danish Kroner	98,000	CITI	168
12/19/18	Swedish Kronor	56,000	U.S. Dollars	6,195	CITI	152
12/19/18	Singapore Dollars	38,000	U.S. Dollars	27,743	CITI	104
12/19/18	U.S. Dollars	17,022	Danish Kroner	108,000	CITI	82
12/19/18	U.S. Dollars	27,923	Singapore Dollars	38,000	CITI	76
12/19/18	Swedish Kronor	41,000	U.S. Dollars	4,574	CITI	73
12/19/18	Singapore Dollars	12,000	U.S. Dollars	8,730	CITI	64
12/19/18	U.S. Dollars	9,391	Euro	8,000	CITI	38
12/19/18	U.S. Dollars	3,111	Swiss Francs	3,000	CITI	30
12/19/18	U.S. Dollars	4,727	Israeli Shekels	17,000	CITI	23
12/19/18	U.S. Dollars	23,467	Singapore Dollars	32,000	CITI	17
12/19/18	U.S. Dollars	64,137	British Pounds	49,000	CITI	14
12/19/18	U.S. Dollars	1,734	Danish Kroner	11,000	CITI	8
12/19/18	Israeli Shekels	810,500	U.S. Dollars	224,243	CITI	8
12/19/18	U.S. Dollars	4,993	Swedish Kronor	44,000	CITI	6
12/19/18	Swedish Kronor	1,000	U.S. Dollars	110	CITI	3
12/19/18	U.S. Dollars	20,864	Danish Kroner	133,000	CITI	2
12/19/18	U.S. Dollars	16,369	Euro	14,000	CITI	1

Subtotal Appreciation						$2,859,978

12/19/18	Danish Kroner	1,000	U.S. Dollars	158	CITI	$(1)
12/19/18	Euro	1,000	U.S. Dollars	1,174	CITI	(5)
12/19/18	Swiss Francs	1,000	U.S. Dollars	1,043	CITI	(16)
12/19/18	U.S. Dollars	6,524	British Pounds	5,000	CITI	(19)
12/19/18	U.S. Dollars	11,816	Norwegian Kroner	96,000	CITI	(22)
12/19/18	U.S. Dollars	4,077,766	Euro	3,487,854	CITI	(71)
12/19/18	U.S. Dollars	37,355	Danish Kroner	239,000	CITI	(133)
12/19/18	U.S. Dollars	302,474	Singapore Dollars	413,000	CITI	(175)
12/19/18	Swiss Francs	12,000	U.S. Dollars	12,525	CITI	(200)
12/19/18	British Pounds	26,000	U.S. Dollars	34,338	CITI	(314)
12/19/18	Israeli Shekels	810,500	U.S. Dollars	224,637	CITI	(387)
12/19/18	U.S. Dollars	17,532	Norwegian Kroner	146,000	CITI	(471)
12/19/18	Danish Kroner	388,000	U.S. Dollars	61,540	CITI	(680)
12/19/18	Norwegian Kroner	12,881,000	U.S. Dollars	1,589,062	CITI	(728)
12/19/18	Israeli Shekels	810,500	U.S. Dollars	225,040	CITI	(789)
12/19/18	U.S. Dollars	5,972,833	Swiss Francs	5,816,062	CITI	(811)
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	313,308	CITI	(955)
12/19/18	Israeli Shekels	810,500	U.S. Dollars	225,209	CITI	(958)
12/19/18	Israeli Shekels	810,500	U.S. Dollars	225,292	CITI	(1,042)
12/19/18	Israeli Shekels	810,500	U.S. Dollars	225,378	CITI	(1,127)
12/19/18	U.S. Dollars	488,145	British Pounds	374,000	CITI	(1,281)
12/19/18	U.S. Dollars	754,445	Danish Kroner	4,819,000	CITI	(1,438)
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	314,322	CITI	(1,969)
12/19/18	U.S. Dollars	1,094,617	Hong Kong Dollars	8,576,000	CITI	(2,184)
12/19/18	U.S. Dollars	1,233,225	Hong Kong Dollars	9,664,000	CITI	(2,723)
12/19/18	British Pounds	978,750	U.S. Dollars	1,283,684	CITI	(2,866)
12/19/18	Israeli Shekels	1,621,000	U.S. Dollars	451,408	CITI	(2,907)
12/19/18	U.S. Dollars	1,412,192	Danish Kroner	9,023,000	CITI	(3,108)
12/19/18	Singapore Dollars	1,742,000	U.S. Dollars	1,280,045	CITI	(3,496)
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	315,895	CITI	(3,542)
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	315,901	CITI	(3,548)
12/19/18	Swiss Francs	286,000	U.S. Dollars	297,348	CITI	(3,599)
12/19/18	U.S. Dollars	489,447	Singapore Dollars	673,000	CITI	(3,732)

177	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	New Zealand Dollars	471,000	U.S. Dollars	316,271	CITI	$(3,918)
12/19/18	Danish Kroner	6,525,000	U.S. Dollars	1,027,596	CITI	(4,120)
12/19/18	Swiss Francs	273,000	U.S. Dollars	286,088	CITI	(5,691)
12/19/18	U.S. Dollars	4,071,510	Euro	3,487,854	CITI	(6,327)
12/19/18	U.S. Dollars	5,938,310	Swiss Francs	5,788,267	CITI	(6,786)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,635,756	CITI	(7,012)
12/19/18	U.S. Dollars	4,070,756	Euro	3,487,854	CITI	(7,080)
12/19/18	U.S. Dollars	322,596	Norwegian Kroner	2,684,000	CITI	(8,363)
12/19/18	Canadian Dollars	5,680,526	U.S. Dollars	4,414,733	CITI	(8,958)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,639,426	CITI	(10,683)
12/19/18	Japanese Yen	64,749,000	U.S. Dollars	586,708	CITI	(12,977)
12/19/18	Japanese Yen	105,139,000	U.S. Dollars	945,296	CITI	(13,675)
12/19/18	U.S. Dollars	4,063,655	Euro	3,487,855	CITI	(14,182)
12/19/18	U.S. Dollars	4,063,242	Euro	3,487,855	CITI	(14,596)
12/19/18	Euro	2,732,000	U.S. Dollars	3,208,820	CITI	(14,693)
12/19/18	Swiss Francs	3,017,000	U.S. Dollars	3,118,358	CITI	(19,615)
12/19/18	Australian Dollars	3,634,307	U.S. Dollars	2,656,227	CITI	(27,484)
12/19/18	Swiss Francs	3,325,000	U.S. Dollars	3,442,683	CITI	(27,595)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,657,116	CITI	(28,373)
12/19/18	U.S. Dollars	1,555,054	Australian Dollars	2,191,000	CITI	(29,725)
12/19/18	U.S. Dollars	15,124,545	British Pounds	11,583,000	CITI	(33,279)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,668,063	CITI	(39,320)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,668,161	CITI	(39,417)
12/19/18	Euro	7,536,000	U.S. Dollars	8,850,343	CITI	(39,603)
12/19/18	Australian Dollars	3,634,308	U.S. Dollars	2,671,197	CITI	(42,454)
12/19/18	U.S. Dollars	2,620,984	British Pounds	2,036,000	CITI	(43,380)
12/19/18	British Pounds	4,368,000	U.S. Dollars	5,761,355	CITI	(45,273)
12/19/18	New Zealand Dollars	8,114,000	U.S. Dollars	5,429,082	CITI	(48,120)
12/19/18	U.S. Dollars	3,315,081	Swedish Kronor	29,756,103	CITI	(57,484)
12/19/18	U.S. Dollars	2,853,759	Norwegian Kroner	23,627,500	CITI	(59,706)
12/19/18	U.S. Dollars	3,295,937	Swedish Kronor	29,613,900	CITI	(60,510)
12/19/18	U.S. Dollars	2,852,558	Norwegian Kroner	23,627,500	CITI	(60,908)
12/19/18	Swiss Francs	3,535,000	U.S. Dollars	3,695,207	CITI	(64,429)
12/19/18	U.S. Dollars	3,288,636	Swedish Kronor	29,613,900	CITI	(67,811)
12/19/18	U.S. Dollars	2,845,474	Norwegian Kroner	23,627,500	CITI	(67,991)
12/19/18	Swiss Francs	4,507,000	U.S. Dollars	4,701,809	CITI	(72,695)
12/19/18	U.S. Dollars	3,282,882	Swedish Kronor	29,613,899	CITI	(73,565)
12/19/18	U.S. Dollars	3,282,237	Swedish Kronor	29,613,900	CITI	(74,209)
12/19/18	U.S. Dollars	3,280,925	Swedish Kronor	29,613,899	CITI	(75,522)
12/19/18	U.S. Dollars	3,280,602	Swedish Kronor	29,613,900	CITI	(75,845)
12/19/18	Japanese Yen	779,259,000	U.S. Dollars	6,981,209	CITI	(76,315)
12/19/18	U.S. Dollars	2,835,982	Norwegian Kroner	23,627,500	CITI	(77,483)
12/19/18	U.S. Dollars	3,278,842	Swedish Kronor	29,613,900	CITI	(77,605)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,384,804	CITI	(79,095)
12/19/18	U.S. Dollars	2,833,249	Norwegian Kroner	23,627,500	CITI	(80,217)
12/19/18	U.S. Dollars	3,275,783	Swedish Kronor	29,613,899	CITI	(80,664)
12/19/18	U.S. Dollars	3,275,264	Swedish Kronor	29,613,900	CITI	(81,183)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,386,968	CITI	(81,259)
12/19/18	U.S. Dollars	9,013,455	British Pounds	6,957,000	CITI	(90,661)
12/19/18	U.S. Dollars	3,265,470	Swedish Kronor	29,613,900	CITI	(90,977)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,397,699	CITI	(91,990)
12/19/18	U.S. Dollars	2,819,795	Norwegian Kroner	23,627,500	CITI	(93,670)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,399,540	CITI	(93,831)
12/19/18	U.S. Dollars	3,260,183	Swedish Kronor	29,613,900	CITI	(96,264)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,421,317	CITI	(115,608)
12/19/18	Japanese Yen	485,925,250	U.S. Dollars	4,426,507	CITI	(120,798)

See Notes to Schedule of Investments.	178

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Swiss Francs	16,500,000	U.S. Dollars	17,080,703	CITI	$(133,648)
12/19/18	U.S. Dollars	5,683,533	Norwegian Kroner	47,255,000	CITI	(143,398)
12/19/18	Japanese Yen	759,892,000	U.S. Dollars	6,882,308	CITI	(149,022)
12/19/18	U.S. Dollars	10,261,212	Canadian Dollars	13,482,000	CITI	(195,330)
12/19/18	Japanese Yen	971,850,500	U.S. Dollars	8,810,176	CITI	(198,758)
12/19/18	Swiss Francs	9,724,000	U.S. Dollars	10,232,715	CITI	(245,250)

Subtotal Depreciation						$(3,951,697)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$(1,091,719)

Swap agreements outstanding at September 30, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.45%	12/19/18	GSC	JPY	1,066,658,908	$505,482	$—	$505,482
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR + 0.35%	12/19/18	GSC	HKD	36,434,756	59,727	—	59,727
MSCI Netherlands Index, Floating financing rate: 1-Month EURIBOR - 0.2%	12/19/18	GSC	EUR	2,180,597	(332)	—	(332)
MSCI Spain Index, Floating financing rate: 1-Month EURIBOR - 0.3%	12/19/18	GSC	EUR	699,523	(3,394)	—	(3,394)
MSCI Australia Index, Floating financing rate: 1-Month ASX Australian Bank Bill Short Term Rates Mid + 0.15%	12/19/18	GSC	AUD	1,249,891	(6,976)	—	(6,976)
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF - 0.45%	12/19/18	GSC	CHF	604,296	(11,873)	—	(11,873)
MSCI Italy Index, Floating financing rate: 1-Month EURIBOR - 0.2%	12/19/18	GSC	EUR	7,356,227	(41,903)	—	(41,903)
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF - 0.45%	12/19/18	GSC	CHF	4,386,542	(53,117)	—	(53,117)
MSCI Sweden Index, Floating financing rate: 1-Month STIBOR - 0.7%	12/19/18	GSC	SEK	75,777,125	(147,025)	—	(147,025)

Toal Swap agreements outstanding at September 30, 2018					$300,589	$—	$300,589

179	See Notes to Schedule of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$27,548,491	$27,548,491	$—	$—
Foreign Common Stocks
Australia	30,529,453	30,529,453	—	—	**
Nigeria	—	—	—	—	**
Other^^	1,172,210,885	1,172,210,885	—	—

Total Foreign Common Stocks	1,202,740,338	1,202,740,338	—	—

Foreign Preferred Stocks	1,893,244	1,893,244	—	—
Money Market Funds	93,726,214	93,726,214	—	—
U.S. Treasury Obligation	2,888,716	—	2,888,716	—

Total Assets — Investments in Securities	$1,328,797,003	$1,325,908,287	$2,888,716	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,859,978	$—	$2,859,978	$—
Futures Contracts	2,986,639	2,986,639	—	—
Swap Agreements	565,209	—	565,209	—

Total Assets — Other Financial Instruments	$6,411,826	$2,986,639	$3,425,187	$—

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short	$(63,431,971)	$(63,431,971)	$—	$—
Foreign Preferred Stocks Sold Short	(664,354)	(664,354)	—	—

Total Liabilities — Investments in Securities	$(64,096,325)	$(64,096,325)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,951,697)	$—	$(3,951,697)	$—
Futures Contracts	(838,307)	(838,307)	—	—
Swap Agreements	(264,620)	—	(264,620)	—

Total Liabilities — Other Financial Instruments	$(5,054,624)	$(838,307)	$(4,216,317)	$—

^^ Classifications as defined in the Schedule of Investments.

** Level 3 security has zero value.

*** Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

Management has determined that the amount of transfers from Level 2 to Level 1 compared to total net assets is not material; therefore, the amount of transfers from Level 2 to Level 1 is not shown for the period ended September 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2018.

See Notes to Schedule of Investments.	180

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.6%
Communication Services — 0.2%
Autohome, Inc. ADRΔ	2,235	$173,011
Momo, Inc. ADR*	4,615	202,137
Weibo Corporation ADRΔ*	1,984	145,090
YY, Inc. ADR*	1,875	140,475

		660,713

Consumer Discretionary — 0.2%
Huazhu Group, Ltd. ADRΔ	5,382	173,839
MercadoLibre, Inc.	1,166	396,988
Yum China Holdings, Inc.	14,537	510,394

		1,081,221

Health Care — 0.5%
BeiGene, Ltd. ADR*	8,809	1,517,086
Hutchison China MediTech, Ltd. ADR*	30,836	992,611

		2,509,697

Information Technology — 0.5%
Globant SAΔ*	25,079	1,479,410
Huami Corporation ADRΔ*	38,658	413,641
Pagseguro Digital, Ltd. Class AΔ*	14,405	398,586

		2,291,637

Materials — 0.2%
Freeport-McMoRan, Inc.	18,730	260,722
Nexa Resources SAΔ*	28,916	348,727
Southern Copper Corporation	4,037	174,156

		783,605

Total Common Stocks (Cost $7,376,807)		7,326,873

FOREIGN COMMON STOCKS — 89.9%
Brazil — 4.0%
B3 SA - Brasil Bolsa Balcao*	113,200	655,899
Banco BTG Pactual SA*	207,600	1,104,171
Banco do Brasil SA*	84,000	611,299
BB Seguridade Participacoes SA	63,100	375,611
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	14,226	83,934
Cielo SA	54,300	164,034
Cosan SA	5,100	40,789
CVC Brasil Operadora e Agencia de Viagens SA	36,700	389,850
EDP - Energias do Brasil SA	23,300	74,021
Embraer SA ADR	7,243	141,890
Equatorial Energia SA	23,100	328,035
Fibria Celulose SA ADR	4,223	78,252
Fleury SA	59,400	315,639
Hapvida Participacoes e Investimentos SA 144A*	102,700	610,318
IRB Brasil Resseguros SA	10,100	165,434
Lojas Renner SA	147,200	1,128,453
Petrobras Distribuidora SA	80,700	389,058
Petroleo Brasileiro SA ADRΔ*	91,875	1,108,931
Porto Seguro SA	23,300	343,164
Rumo SA*	397,900	1,470,985

	Shares	Value
Sul America SA	73,550	$472,598
Suzano Papel e Celulose SA	204,140	2,425,791
TIM Participacoes SA ADR	20,681	299,668
Vale SA ADR	385,682	5,723,521
Wiz Solucoes e Corretagem de Seguros SA	115,500	222,217

		18,723,562

Chile — 1.0%
Banco de Chile ADRΔ	21,866	1,990,899
Banco de Credito e Inversiones SA	1,750	118,329
Banco Santander Chile ADR	39,122	1,251,122
Empresas CMPC SA	86,113	347,523
Empresas COPEC SA	52,324	808,282
Enel Americas SA ADR	6,711	51,876
Enel Chile SA ADR	15,456	77,435
Itau CorpBanca	6,756,657	69,576

		4,715,042

China — 18.5%
58.com, Inc. ADR*	10,277	756,387
Agricultural Bank of China, Ltd. Class A	675,100	381,906
Alibaba Group Holding, Ltd. ADR*	106,643	17,570,501
Anhui Conch Cement Co., Ltd. Class H	171,000	1,032,114
Baidu, Inc. ADR*	12,094	2,765,656
Bank of China, Ltd. Class A	203,500	110,090
Bank of China, Ltd. Class H	1,046,000	464,987
Bank of Communications Co., Ltd. Class A	50,300	42,719
Baoshan Iron & Steel Co., Ltd. Class A	36,400	41,554
Beijing Capital International Airport Co., Ltd. Class H	38,000	46,163
China Communications Construction Co., Ltd. Class H	128,000	130,807
China Communications Services Corporation, Ltd. Class H	380,000	349,984
China Construction Bank Corporation Class H	7,904,532	6,906,564
China Evergrande Group	359,000	1,006,604
China Longyuan Power Group Corporation, Ltd. Class H	228,000	191,642
China Medical System Holdings, Ltd.	216,000	300,201
China Mengniu Dairy Co., Ltd.*	24,000	79,864
China Merchants Bank Co., Ltd. Class A	13,800	61,591
China Merchants Bank Co., Ltd. Class H	978,500	3,974,822
China National Building Material Co., Ltd.	2,150,000	1,908,767
China Oilfield Services, Ltd. Class H	1,108,000	1,201,648
China Petroleum & Chemical Corporation Class A	74,100	76,725
China Petroleum & Chemical Corporation Class H	2,614,000	2,617,890
China Railway Construction Corporation, Ltd. Class H	32,500	43,841
China Railway Group, Ltd. Class H	169,000	167,524

181	See Notes to Schedule of Investments.

	Shares	Value
China Shenhua Energy Co., Ltd. Class H	576,879	$1,317,595
China Telecom Corporation, Ltd. Class H	120,000	59,629
China Tower Corporation, Ltd. Class H 144A*	8,468,000	1,233,149
China Vanke Co., Ltd. Class H	97,700	323,239
Chongqing Rural Commercial Bank Co., Ltd. Class H	64,823	35,441
Country Garden Holdings Co., Ltd.	343,471	433,049
CRRC Corporation, Ltd. Class H	194,000	177,189
Ctrip.com International, Ltd. ADR*	33,624	1,249,804
Geely Automobile Holdings, Ltd.	378,000	753,262
Guangzhou Automobile Group Co., Ltd. Class H	1,264,000	1,399,897
Haitian International Holdings, Ltd.	286,000	636,420
Huaneng Renewables Corporation, Ltd. Class H	2,232,000	664,324
Industrial & Commercial Bank of China, Ltd. Class A	198,900	166,897
Industrial & Commercial Bank of China, Ltd. Class H	4,321,000	3,157,258
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	200,344	748,187
JD.com, Inc. ADR*	29,937	781,056
Jiangsu Hengrui Medicine Co., Ltd. Class A	55,738	514,712
Kingsoft Corporation, Ltd.	63,000	120,071
NetEase, Inc. ADR	3,144	717,618
New Oriental Education & Technology Group, Inc. ADR*	21,643	1,601,798
People’s Insurance Co. Group of China, Ltd. (The) Class H	211,000	94,876
PetroChina Co., Ltd. Class H	642,000	519,941
PICC Property & Casualty Co., Ltd. Class H	650,000	767,211
Ping An Insurance Group Co. of China, Ltd. Class HΔ	579,000	5,879,975
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	128,000	126,392
SINA Corporation*	2,218	154,107
Sinopec Engineering Group Co., Ltd. Class H	220,000	251,241
Sinopec Shanghai Petrochemical Co., Ltd. Class H	502,000	306,522
Sunac China Holdings, Ltd.	106,859	328,971
Sunny Optical Technology Group Co., Ltd.	111,900	1,290,766
TAL Education Group ADR*	12,364	317,878
Tencent Holdings, Ltd.	416,448	17,193,405
Tingyi Cayman Islands Holding Corporation	184,000	337,992
TravelSky Technology, Ltd. Class H	14,000	36,393
Vipshop Holdings, Ltd. ADR*	15,320	95,597
Weichai Power Co., Ltd. Class H	79,000	97,888
Yanzhou Coal Mining Co., Ltd. Class H	298,000	345,266
Zijin Mining Group Co., Ltd. Class H	234,000	89,973

		86,555,540

Colombia — 0.0%
Banco de Bogota SA	3,340	74,989

	Shares	Value
Czech Republic — 0.5%
Moneta Money Bank AS 144A	574,282	$2,113,016

Egypt — 0.1%
Commercial International Bank Egypt SAE GDR	45,322	206,668

Germany — 0.1%
Infineon Technologies AG	21,316	484,337

Greece — 0.1%
JUMBO SA	19,539	290,378
Sarantis SA	33,276	286,672

		577,050

Hong Kong — 11.1%
AAC Technologies Holdings, Inc.	112,500	1,168,350
AIA Group, Ltd.	421,400	3,762,716
Alibaba Health Information Technology, Ltd.*	70,000	68,584
ANTA Sports Products, Ltd.	564,000	2,705,321
China Mobile, Ltd.	287,000	2,828,444
China Overseas Land & Investment, Ltd.	286,000	895,080
China Resources Cement Holdings, Ltd.	2,702,398	3,144,832
China Resources Gas Group, Ltd.	74,000	301,072
China Resources Land, Ltd.	204,000	714,020
China Resources Power Holdings Co., Ltd.	40,000	70,717
China Taiping Insurance Holdings Co., Ltd.	42,200	147,974
China Traditional Chinese Medicine Holdings Co., Ltd.	390,000	265,037
China Unicom Hong Kong, Ltd.	1,732,000	2,039,899
CNOOC, Ltd.	4,867,000	9,636,577
CSPC Pharmaceutical Group, Ltd.	2,023,124	4,295,199
ENN Energy Holdings, Ltd.	229,900	1,996,998
FIT Hon Teng, Ltd. 144A	997,000	492,874
Fosun International, Ltd.	275,500	485,658
Fullshare Holdings, Ltd.*	140,970	67,709
Genscript Biotech Corporation*	114,000	192,516
Guangdong Investment, Ltd.	56,000	99,433
Haier Electronics Group Co., Ltd.*	588,000	1,596,122
Hong Kong Exchanges and Clearing, Ltd.	102,272	2,926,406
IMAX China Holding, Inc. 144A	96,700	246,063
Kingboard Laminates Holdings, Ltd.	716,574	635,258
Kingdee International Software Group Co., Ltd.	677,064	736,884
Longfor Group Holdings, Ltd.	54,384	140,331
Luye Pharma Group, Ltd. 144A	47,500	42,595
Microport Scientific Corporation	1,137,000	1,504,700
Minth Group, Ltd.	172,000	709,677
MMG, Ltd.*	308,000	159,344
Nexteer Automotive Group, Ltd.	227,000	359,565
Nine Dragons Paper Holdings, Ltd.	93,201	100,721
Shenzhou International Group Holdings, Ltd.	3,000	38,475
Shimao Property Holdings, Ltd.	49,000	122,181
Sino Biopharmaceutical, Ltd.	3,976,000	3,707,652
Sinotruk Hong Kong, Ltd.Δ	743,500	1,618,379

See Notes to Schedule of Investments.	182

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SSY Group, Ltd.	792,000	$764,851
Uni-President China Holdings, Ltd.	729,000	777,578
Wuxi Biologics Cayman, Inc. 144A*	34,500	348,819

		51,914,611

Hungary — 0.6%
OTP Bank Nyrt PLC	75,217	2,787,581

India — 6.5%
Abbott India, Ltd.	1,136	121,820
Aditya Birla Fashion and Retail, Ltd.*	70,243	177,812
AIA Engineering, Ltd.	22,359	548,442
Amber Enterprises India, Ltd.*	19,080	244,073
Ambuja Cements, Ltd.	13,503	41,642
Apollo Hospitals Enterprise, Ltd.	71,096	1,022,207
Ashok Leyland, Ltd.	49,193	80,823
Atul, Ltd.	1,724	75,283
Bajaj Finance, Ltd.	13,056	390,473
Bandhan Bank, Ltd. 144A	34,374	268,036
Bharat Financial Inclusion, Ltd.*	185,557	2,658,567
Bharat Heavy Electricals, Ltd.	633,400	598,537
Bharat Petroleum Corporation, Ltd.	12,232	63,134
Coal India, Ltd.	138,514	508,751
Crompton Greaves Consumer Electricals, Ltd.	128,176	395,897
Dalmia Bharat, Ltd.	11,410	365,162
Divi’s Laboratories, Ltd.	21,634	391,227
Edelweiss Financial Services, Ltd.	144,761	378,427
Eicher Motors, Ltd.	3,885	1,296,183
GAIL India, Ltd.	260,201	1,360,411
Glenmark Pharmaceuticals, Ltd.	3,344	29,161
Godrej Consumer Products, Ltd.	5,615	59,534
Godrej Industries, Ltd.	72,169	514,312
HCL Technologies, Ltd.	55,536	833,385
Hero MotoCorp, Ltd.	21,296	861,726
Hindalco Industries, Ltd.	169,697	537,604
Hindustan Petroleum Corporation, Ltd.	28,273	98,072
Hindustan Unilever, Ltd.	48,412	1,074,160
Hindustan Zinc, Ltd.	80,159	319,906
Housing Development Finance Corporation, Ltd.	37,650	911,256
ICICI Bank, Ltd. ADR	63,471	538,869
ICICI Lombard General Insurance Co., Ltd. 144A	40,032	446,405
Indiabulls Housing Finance, Ltd.	42,779	505,659
Indian Oil Corporation, Ltd.	197,544	417,897
Info Edge India, Ltd.	13,687	268,708
Infosys, Ltd. ADRΔ	283,976	2,888,036
Jindal Steel & Power, Ltd.*	105,918	286,895
JSW Steel, Ltd.	34,722	182,807
Larsen & Toubro Infotech, Ltd. 144A	10,582	279,841
Mahindra & Mahindra Financial Services, Ltd.	6,394	35,300
Maruti Suzuki India, Ltd.	6,868	696,175
MRF, Ltd.	299	262,325
Navin Fluorine International, Ltd.	20,044	190,845
Nestle India, Ltd.	1,463	195,759
NTPC, Ltd.	33,038	76,043

	Shares	Value
Oil & Natural Gas Corporation, Ltd.	49,751	$121,615
Prestige Estates Projects, Ltd.	61,896	179,182
Procter & Gamble Hygiene & Health Care, Ltd.	1,704	228,473
Tata Consultancy Services, Ltd.	96,033	2,892,913
Tata Steel, Ltd.	50,197	402,497
TeamLease Services, Ltd.*	13,656	464,377
Tech Mahindra, Ltd.	235,097	2,417,779
Thermax, Ltd.	7,943	103,733
Wipro, Ltd.	26,150	116,880

		30,425,036

Indonesia — 2.1%
Perusahaan Gas Negara Persero Tbk	665,800	100,530
PT Adaro Energy Tbk	10,446,000	1,286,341
PT Bank Central Asia Tbk	1,877,500	3,042,756
PT Bank Mandiri Persero Tbk	1,565,200	706,370
PT Bank Negara Indonesia Persero Tbk	1,749,800	868,941
PT Bank Rakyat Indonesia Persero Tbk	3,557,800	752,077
PT BFI Finance Indonesia Tbk	3,405,500	140,548
PT Indah Kiat Pulp & Paper Corporation Tbk	189,200	220,288
PT Indofood Sukses Makmur Tbk	173,936	68,867
PT Semen Indonesia Persero Tbk	357,800	238,309
PT Telekomunikasi Indonesia Persero Tbk	4,785,200	1,168,884
PT United Tractors Tbk	564,969	1,251,148

		9,845,059

Isle of Man — 0.0%
NEPI Rockcastle PLC	18,122	164,724

Malaysia — 1.9%
AirAsia Group Bhd	731,300	558,393
Bursa Malaysia Bhd	553,400	1,045,690
CIMB Group Holdings Bhd	230,100	334,155
Dialog Group Bhd	773,200	652,040
Hartalega Holdings Bhd	74,700	119,491
Hong Leong Bank Bhd.	104,800	521,151
Malayan Banking Bhd	713,100	1,686,903
Malaysia Airports Holdings	337,900	726,667
My EG Services Bhd	1,761,400	744,823
Petronas Chemicals Group Bhd	68,599	155,149
Public Bank Bhd	281,300	1,699,287
Sime Darby Bhd	55,400	34,939
Top Glove Corporation Bhd	181,100	466,480

		8,745,168

Mexico — 4.0%
Alpek SAB de CV	790,400	1,281,855
Alsea SAB de CV	191,700	651,088
America Movil SAB de CV, Series L ADRΔ	203,213	3,263,601
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	26,966	209,256
Bolsa Mexicana de Valores SAB de CV	312,600	639,599

183	See Notes to Schedule of Investments.

	Shares	Value
Cemex SAB de CV ADR*	197,125	$1,387,760
Fibra Uno Administracion SA de CV REIT	181,600	240,173
Grupo Cementos de Chihuahua SAB de CV	84,200	550,130
Grupo Financiero Banorte SAB de CV Series O	470,910	3,406,637
Grupo Mexico SAB de CV Series B	65,400	188,225
Industrias Penoles SAB de CV	2,765	47,574
Mexichem SAB de CV	550,996	1,886,412
Unifin Financiera SAB de CV SOFOM ENR	142,800	362,532
Wal-Mart de Mexico SAB de CV	1,528,782	4,637,648

		18,752,490

Netherlands — 0.5%
X5 Retail Group NV GDR	48,916	1,105,502
Yandex NV Class A*	30,860	1,014,985

		2,120,487

Peru — 1.1%
Alicorp SAA	112,038	357,737
BBVA Banco Continental SA	211,212	254,419
Cia de Minas Buenaventura SAA ADR	94,436	1,266,387
Credicorp, Ltd.	13,211	2,947,110
Intercorp Financial Services, Inc.	7,175	287,000

		5,112,653

Philippines — 0.3%
Ayala Land, Inc.	243,000	180,125
BDO Unibank, Inc.	34,770	77,095
JG Summit Holdings, Inc.	71,840	71,734
Jollibee Foods Corporation	110,330	524,797
Metro Pacific Investments Corporation	308,400	27,113
SM Investments Corporation	18,205	304,596
SM Prime Holdings, Inc.	310,900	208,015

		1,393,475

Poland — 1.5%
Alior Bank SA*	21,949	375,064
CD Projekt SA*	3,888	197,522
Cyfrowy Polsat SA*	12,310	74,258
Dino Polska SA 144A*	25,919	700,209
Jastrzebska Spolka Weglowa SA*	41,813	750,792
KRUK SA	6,093	332,514
LPP SA	244	570,820
PGE Polska Grupa Energetyczna SA*	110,645	285,706
Polski Koncern Naftowy ORLEN SA	35,267	966,141
Polskie Gornictwo Naftowe i Gazownictwo SA*	268,977	472,030
Powszechna Kasa Oszczednosci Bank Polski SA	190,694	2,218,936
Powszechny Zaklad Ubezpieczen SA	3,532	38,033

		6,982,025

Portugal — 0.1%
Galp Energia SGPS SA	30,837	611,878

Qatar — 0.1%
Industries Qatar QSC	1,753	60,212

	Shares	Value
Qatar National Bank QPSC	10,822	$527,766

		587,978

Romania — 0.1%
Banca Transilvania SA	611,499	353,922

Russia — 2.7%
Gazprom PJSC ADR	229,274	1,146,370
LUKOIL PJSC ADR	40,584	3,112,628
Mobile TeleSystems PJSC ADR	3,131	26,707
Novatek PJSC GDR	4,011	738,024
Novolipetsk Steel PJSC GDR	29,951	807,179
Rosneft Oil Co. PJSC GDR	182,098	1,367,192
Sberbank of Russia PJSC ADR	173,943	2,205,366
Severstal PJSC GDR	90,804	1,511,887
Surgutneftegas PJSC ADR	42,924	177,705
Tatneft PJSC ADR	17,353	1,327,505

		12,420,563

South Africa — 4.5%
Absa Group, Ltd.	120,061	1,289,480
Alexander Forbes Group Holdings, Ltd.	868,759	304,100
Anglo American Platinum, Ltd.	10,679	348,887
Bid Corporation, Ltd.	19,072	397,752
Clicks Group, Ltd.	63,875	790,462
Dis-Chem Pharmacies, Ltd. 144A	223,112	502,352
Exxaro Resources, Ltd.	152,054	1,562,986
FirstRand, Ltd.	95,123	456,537
Gold Fields, Ltd. ADR	43,693	105,737
Growthpoint Properties, Ltd. REIT	197,362	324,209
Imperial Holdings, Ltd.	13,545	167,621
Investec, Ltd.	7,431	52,301
JSE, Ltd.	59,917	674,494
Kumba Iron Ore, Ltd.	3,674	83,388
Mondi, Ltd.	11,134	305,882
Mr Price Group, Ltd.	92,331	1,490,354
Nampak, Ltd.*	943,039	1,022,980
Naspers, Ltd. N Shares	22,642	4,886,077
Netcare, Ltd.	78,118	133,739
Old Mutual, Ltd.	767,200	1,643,312
Pick n Pay Stores, Ltd.	51,586	250,903
Redefine Properties, Ltd. REIT	327,724	232,214
Remgro, Ltd.	16,085	224,362
Resilient REIT, Ltd.	164,550	676,411
RMB Holdings, Ltd.	60,351	337,791
Sanlam, Ltd.	4,827	27,004
Santam, Ltd.	24,453	568,906
Sasol, Ltd.	22,673	877,868
Standard Bank Group, Ltd.	65,265	807,664
Transaction Capital, Ltd.	387,614	484,886

		21,030,659

South Korea — 13.6%
Celltrion, Inc.Δ*	2,324	622,248
Cuckoo Homesys Co., Ltd.*	4,527	871,323
Daelim Industrial Co., Ltd.	4,082	303,965
DB Insurance Co., Ltd.	739	48,501
DGB Financial Group, Inc.	4,823	44,132
Hana Financial Group, Inc.	42,801	1,718,985

See Notes to Schedule of Investments.	184

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hankook Tire Co., Ltd.	21,499	$971,016
Hanwha Life Insurance Co., Ltd.	95,025	453,173
HDC Hyundai Development Co-Engineering & Construction*	995	45,657
HLB, Inc.*	1,035	112,061
Hotel Shilla Co., Ltd.	15,181	1,484,912
Hugel, Inc.*	1,640	632,492
Hyundai Engineering & Construction Co., Ltd.	2,555	155,477
Hyundai Marine & Fire Insurance Co., Ltd.	15,755	595,828
KB Financial Group, Inc.	29,834	1,457,744
Korea Gas Corporation*	6,333	346,552
Korea Investment Holdings Co., Ltd.	17,910	1,228,714
Korea Kolmar Co., Ltd.	5,305	357,732
Kumho Petrochemical Co., Ltd.	3,959	351,554
LG Chem, Ltd.	3,316	1,092,628
LG Corporation	21,039	1,376,995
LG Electronic, Ltd.	11,063	708,112
LG Household & Health Care, Ltd.	1,407	1,618,510
Lotte Chemical Corporation	156	39,097
Lotte Shopping Co., Ltd.	5,133	969,451
Medy-Tox, Inc.	1,812	1,011,159
NAVER Corporation	450	290,467
NCSoft Corporation	1,854	739,594
NH Investment & Securities Co., Ltd.	2,203	28,400
OCI Co., Ltd.	1,372	136,056
Orange Life Insurance, Ltd. 144A	26,381	810,991
Osstem Implant Co., Ltd.*	2,529	110,690
Pearl Abyss Corporation*	216	41,632
POSCO	3,340	886,752
Posco Daewoo Corporation	9,486	179,159
Samsung Electro-Mechanics Co., Ltd.	27,387	3,431,862
Samsung Electronics Co., Ltd.	612,483	25,647,812
Samsung Engineering Co., Ltd.*	3,014	52,441
Samsung Fire & Marine Insurance Co., Ltd.	1,116	285,728
Samsung Life Insurance Co., Ltd.	10,181	893,046
Samsung SDS Co., Ltd.	8,279	1,724,092
Shinsegae, Inc.	1,469	480,065
SK Hynix, Inc.	119,090	7,848,077
SK Innovation Co., Ltd.	5,347	1,036,380
Woori Bank	13,998	213,267

		63,454,529

Spain — 0.1%
Prosegur Cash SA 144A	142,471	312,305

Taiwan — 11.0%
Acer, Inc.*	75,000	62,023
Advantech Co., Ltd.	109,000	812,154
Asia Cement Corporation	50,000	67,959
ASPEED Technology, Inc.	8,000	159,827
Catcher Technology Co., Ltd.	224,000	2,465,005
Cathay Financial Holding Co., Ltd.	499,120	858,212
Chailease Holding Co., Ltd.	331,926	1,163,203
China Airlines, Ltd.	1,574,000	476,845
China Development Financial Holding Corporation	1,044,000	389,795
China Life Insurance Co., Ltd.	919,370	924,398

	Shares	Value
Chroma ATE, Inc.	241,000	$1,156,339
CTBC Financial Holding Co., Ltd.	1,459,173	1,099,171
Elite Material Co., Ltd.	333,000	937,936
Eva Airways Corporation	448,350	218,059
Evergreen Marine Corporation Taiwan, Ltd.	131,250	55,022
Far Eastern New Century Corporation	92,000	107,569
First Financial Holding Co., Ltd.	1,318,231	898,019
Formosa Chemicals & Fibre Corporation	397,000	1,664,298
Formosa Plastics Corporation	47,000	180,100
Fubon Financial Holding Co., Ltd.	385,000	653,162
General Interface Solution Holding, Ltd.	42,000	177,447
Globalwafers Co., Ltd.	110,000	1,212,295
Hiwin Technologies Corporation	63,860	528,106
Kingpak Technology, Inc.	37,000	175,106
Largan Precision Co., Ltd.	6,000	714,309
Macronix International	43,860	36,558
Mega Financial Holding Co., Ltd.	37,420	33,703
Nan Ya Plastics Corporation	98,000	272,178
Nanya Technology Corporation	905,928	1,723,853
Nien Made Enterprise Co., Ltd.	33,000	258,311
Novatek Microelectronics Corporation	62,000	306,619
Phison Electronics Corporation	8,000	63,669
Pou Chen Corporation	54,010	57,047
Powertech Technology, Inc.	127,000	346,481
President Chain Store Corporation	65,000	763,191
Realtek Semiconductor Corporation	122,000	543,412
Shin Kong Financial Holding Co., Ltd.	3,383,027	1,324,049
Silergy Corporation	82,000	1,477,090
TaiMed Biologics, Inc.*	38,000	234,599
Taiwan Business Bank	118,000	42,898
Taiwan Cement Corporation	59,000	79,419
Taiwan Cooperative Financial Holding Co., Ltd.	382,130	232,785
Taiwan Semiconductor Manufacturing Co., Ltd.	785,000	6,748,846
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	408,563	18,042,142
Teco Electric and Machinery Co., Ltd.	109,000	79,073
Uni-President Enterprises Corporation	277,000	723,050
Walsin Technology Corporation	28,000	195,330
Win Semiconductors Corporation	88,000	387,646
Yageo Corporation	7,792	117,136
Yuanta Financial Holding Co., Ltd.	87,000	45,875

		51,291,319

Thailand — 2.0%
Airports of Thailand PCL	280,300	567,707
Bangkok Bank PCL NVDR	33,670	218,636
Bangkok Dusit Medical Services PCL NVDR	159,000	125,371
Bumrungrad Hospital PCL NVDR	7,800	44,861
Central Pattana PCL NVDR	24,400	62,622
Home Product Center PCL NVDR	913,800	446,445
Indorama Ventures PCL NVDR	223,200	407,199
Kasikornbank PCL	35,400	238,627

185	See Notes to Schedule of Investments.

	Shares	Value
Kasikornbank PCL NVDR	64,500	$430,798
Krung Thai Bank PCL NVDR	660,835	412,766
PTT Exploration & Production PCL NVDR	313,400	1,502,072
PTT Global Chemical PCL NVDR	483,454	1,214,615
PTT PCL NVDR	1,344,800	2,255,887
Thai Oil PCL NVDR	489,562	1,339,711

		9,267,317

Turkey — 0.7%
Akbank TAS	1,022,854	1,172,831
BIM Birlesik Magazalar AS	12,054	162,482
Enerjisa Enerji AS 144A	393,396	344,827
Eregli Demir ve Celik Fabrikalari TAS	114,080	208,497
Ford Otomotiv Sanayi AS	18,574	202,510
Sok Marketler Ticaret AS*	149,653	219,950
TAV Havalimanlari Holding AS	65,908	341,602
Tofas Turk Otomobil Fabrikasi AS	8,185	28,996
Turk Hava Yollari AO*	181,941	575,509
Türkiye Garanti Bankasi AS	73,142	93,441

		3,350,645

United Arab Emirates — 0.3%
Emaar Development PJSC*	1,074,660	1,532,111

United Kingdom — 0.8%
Anglo American PLC	111,854	2,511,971
Antofagasta PLC	23,664	263,713
Bank of Georgia Group PLC	2,613	58,287
Georgia Capital PLC*	2,338	33,996
NMC Health PLC	16,839	744,914
TBC Bank Group PLC	11,390	250,002

		3,862,883

Total Foreign Common Stocks (Cost $409,057,035)		419,769,622

FOREIGN PREFERRED STOCKS — 1.1%
Brazil — 1.0%
Azul SA
0.00%, *	61,400	365,035
Azul SA ADR
0.00%, Δ*	44,454	790,837
Banco Bradesco SA
0.00%, 10/02/18*	93,500	661,681
Banco Bradesco SA ADR
0.00%, 10/02/18*	20,232	143,243

	Shares	Value
Braskem SA Class A
3.32%, 05/02/18	34,700	$500,753
Itausa - Investimentos Itau SA
0.60%, 12/03/18	179,309	446,657
Petroleo Brasileiro SA
0.00%, 08/14/18*	349,300	1,824,969

		4,733,175

Colombia — 0.1%
Banco Davivienda SA
2.37%, 09/13/18	12,852	148,352
Grupo Aval Acciones y Valores SA
4.16%, 10/26/18	209,415	82,344
Grupo Aval Acciones y Valores SA ADR
4.13%, 10/30/18Δ	7,309	56,718

		287,414

Total Foreign Preferred Stocks (Cost $5,261,966)		5,020,589

MONEY MARKET FUNDS — 6.7%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	16,718,656	16,718,656
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	758,693	758,693
Northern Institutional U.S. Government Portfolio, 1.87%Ø	13,942,002	13,942,002

Total Money Market Funds (Cost $31,419,351)		31,419,351

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $1,394,671)	$1,400,000	1,394,552

TOTAL INVESTMENTS — 99.6% (Cost $454,509,830)		464,930,987
Other Assets in Excess of Liabilities — 0.4%		1,885,043

NET ASSETS — 100.0%		$466,816,030

Futures Contracts outstanding at September 30, 2018:

					Value and
			Notional		Unrealized
		Open Long	Market Value	Counter-	Appreciation
Future Type	Expiration Date	(Short) Contracts	of Contracts	party	(Depreciation)
Bovespa Index	10/2018	5	$99,196	GSC	$3,873
TAIEX	10/2018	17	1,219,893	GSC	13,009
Tel Aviv 35 Index	10/2018	14	632,286	GSC	(10,714)
HSCEI Index	10/2018	71	5,017,303	BAR	26,860
HSCEI Index	10/2018	119	8,409,282	GSC	103,729
MSCI Taiwan Index	10/2018	41	1,683,460	GSC	1,550

See Notes to Schedule of Investments.	186

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

					Value and
			Notional		Unrealized
		Open Long	Market Value	Counter-	Appreciation
Future Type	Expiration Date	(Short) Contracts	of Contracts	party	(Depreciation)
SGX MSCI Singapore Index	10/2018	28	$758,348	BAR	$5,600
FTSE Bursa Malaysia KLCI Index	10/2018	(38)	(824,091)	BAR	610
KOSPI 200 Index	12/2018	50	3,398,693	BAR	87,705
KOSPI 200 Index	12/2018	5	339,869	GSC	9,144
FTSE/JSE Top 40 Index	12/2018	(134)	(4,749,188)	BAR	54,204
Mexican Bolsa Index	12/2018	(1)	(26,828)	BAR	(129)
MSCI Emerging Markets E-Mini	12/2018	690	36,214,650	GSC	685,293
SET50 Index	12/2018	(134)	(960,872)	BAR	94

Total Futures Contracts outstanding at September 30, 2018			$51,212,001		$980,828

Forward Foreign Currency Contracts outstanding at September 30, 2018:

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	Russian Rubles	86,783,500	U.S. Dollars	1,264,057	CITI	$49,249
12/19/18	Russian Rubles	86,783,500	U.S. Dollars	1,265,624	CITI	47,682
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	858,214	CITI	38,501
12/19/18	Mexican Pesos	28,200,000	U.S. Dollars	1,450,185	CITI	37,752
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	862,515	CITI	34,201
12/19/18	Mexican Pesos	16,994,924	U.S. Dollars	864,379	CITI	32,337
12/19/18	Russian Rubles	63,000,000	U.S. Dollars	922,743	CITI	30,644
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	866,138	CITI	30,577
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	866,680	CITI	30,036
12/19/18	South African Rand	7,900,000	U.S. Dollars	523,482	CITI	29,146
12/19/18	U.S. Dollars	10,049,612	Chinese Offshore Yuan	69,204,000	CITI	27,064
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	870,759	CITI	25,957
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	873,127	CITI	23,588
12/19/18	Hong Kong Dollars	107,820,000	U.S. Dollars	13,766,249	CITI	23,063
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	874,479	CITI	22,236
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	874,941	CITI	21,775
12/19/18	Brazilian Reals	3,800,000	U.S. Dollars	913,821	CITI	20,914
12/19/18	U.S. Dollars	2,812,689	Chinese Offshore Yuan	19,300,000	CITI	17,545
12/19/18	Mexican Pesos	17,200,000	U.S. Dollars	894,067	CITI	13,469
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	883,729	CITI	12,987
12/19/18	U.S. Dollars	1,033,736	Philippine Pesos	55,548,000	CITI	12,975
12/19/18	South Korean Won	1,500,000,000	U.S. Dollars	1,341,567	CITI	12,814
12/19/18	Brazilian Reals	1,500,000	U.S. Dollars	358,683	CITI	10,291
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	886,564	CITI	10,152
12/19/18	U.S. Dollars	494,713	Indonesian Rupiahs	7,334,142,527	CITI	9,134
12/19/18	Russian Rubles	47,000,000	U.S. Dollars	702,198	CITI	9,059
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	888,206	CITI	8,509
12/19/18	South African Rand	2,900,000	U.S. Dollars	194,523	CITI	8,340
12/19/18	Mexican Pesos	16,500,000	U.S. Dollars	862,301	CITI	8,301
12/19/18	Russian Rubles	24,000,000	U.S. Dollars	355,197	CITI	7,998
12/19/18	Polish Zloty	2,500,000	U.S. Dollars	671,791	CITI	7,739
12/19/18	U.S. Dollars	493,282	Indonesian Rupiahs	7,334,142,526	CITI	7,703
12/19/18	Mexican Pesos	21,800,000	U.S. Dollars	1,142,836	CITI	7,414
12/19/18	Colombian Pesos	450,000,000	U.S. Dollars	144,527	CITI	7,098
12/19/18	Brazilian Reals	5,600,000	U.S. Dollars	1,370,823	CITI	6,680
12/19/18	U.S. Dollars	521,049	Philippine Pesos	28,000,000	CITI	6,516
12/19/18	Colombian Pesos	950,000,000	U.S. Dollars	313,602	CITI	6,497

187	See Notes to Schedule of Investments.

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	U.S. Dollars	189,751	Indian Rupees	13,472,000	CITI	$6,383
12/19/18	U.S. Dollars	491,958	Indonesian Rupiahs	7,334,142,527	CITI	6,379
12/19/18	Colombian Pesos	1,770,000,000	U.S. Dollars	590,445	CITI	5,949
12/19/18	U.S. Dollars	520,468	Philippine Pesos	28,000,000	CITI	5,935
12/19/18	U.S. Dollars	491,497	Indonesian Rupiahs	7,334,142,527	CITI	5,918
12/19/18	Russian Rubles	52,000,000	U.S. Dollars	781,079	CITI	5,844
12/19/18	Hong Kong Dollars	21,927,000	U.S. Dollars	2,798,577	CITI	5,710
12/19/18	Hong Kong Dollars	21,800,000	U.S. Dollars	2,782,368	CITI	5,677
12/19/18	U.S. Dollars	743,026	Israeli Shekels	2,665,000	CITI	5,669
12/19/18	U.S. Dollars	491,233	Indonesian Rupiahs	7,334,142,526	CITI	5,655
12/19/18	Taiwan Dollars	16,200,000	U.S. Dollars	530,107	CITI	5,298
12/19/18	Colombian Pesos	950,000,000	U.S. Dollars	314,884	CITI	5,215
12/19/18	U.S. Dollars	490,740	Indonesian Rupiahs	7,334,142,526	CITI	5,161
12/19/18	Colombian Pesos	760,000,000	U.S. Dollars	251,351	CITI	4,728
12/19/18	Hungarian Forint	211,828,000	U.S. Dollars	761,325	CITI	4,525
12/19/18	U.S. Dollars	445,436	Indian Rupees	32,402,000	CITI	4,410
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	412,910	CITI	4,220
12/19/18	Mexican Pesos	18,600,000	U.S. Dollars	977,230	CITI	4,175
12/19/18	U.S. Dollars	327,617	Chinese Offshore Yuan	2,234,000	CITI	4,076
12/19/18	Brazilian Reals	700,000	U.S. Dollars	168,310	CITI	3,878
12/19/18	Hungarian Forint	211,828,000	U.S. Dollars	762,193	CITI	3,657
12/19/18	Taiwan Dollars	9,300,000	U.S. Dollars	303,774	CITI	3,588
12/19/18	South African Rand	3,474,000	U.S. Dollars	239,508	CITI	3,508
12/19/18	Polish Zloty	1,400,000	U.S. Dollars	377,129	CITI	3,407
12/19/18	Mexican Pesos	16,994,923	U.S. Dollars	893,388	CITI	3,328
12/19/18	Colombian Pesos	540,000,000	U.S. Dollars	178,736	CITI	3,215
12/19/18	Philippine Pesos	33,000,000	U.S. Dollars	603,238	CITI	3,176
12/19/18	U.S. Dollars	438,691	Indian Rupees	32,000,000	CITI	3,137
12/19/18	Colombian Pesos	1,770,000,000	U.S. Dollars	593,365	CITI	3,030
12/19/18	South African Rand	2,800,000	U.S. Dollars	192,944	CITI	2,924
12/19/18	Russian Rubles	14,000,000	U.S. Dollars	209,128	CITI	2,736
12/19/18	South Korean Won	1,110,000,000	U.S. Dollars	999,632	CITI	2,610
12/19/18	U.S. Dollars	370,046	Indian Rupees	27,000,000	CITI	2,547
12/19/18	Russian Rubles	40,000,000	U.S. Dollars	602,812	CITI	2,513
12/19/18	Chinese Offshore Yuan	7,679,000	U.S. Dollars	1,109,732	CITI	2,388
12/19/18	South Korean Won	310,000,000	U.S. Dollars	277,542	CITI	2,363
12/19/18	U.S. Dollars	963,903	South Korean Won	1,064,998,875	CITI	2,293
12/19/18	Polish Zloty	3,069,250	U.S. Dollars	832,063	CITI	2,195
12/19/18	U.S. Dollars	370,807	Israeli Shekels	1,332,500	CITI	2,129
12/19/18	Thai Baht	6,000,000	U.S. Dollars	184,018	CITI	2,001
12/19/18	U.S. Dollars	963,548	South Korean Won	1,064,998,875	CITI	1,938
12/19/18	Brazilian Reals	1,000,000	U.S. Dollars	244,128	CITI	1,855
12/19/18	Philippine Pesos	35,000,000	U.S. Dollars	641,380	CITI	1,786
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	415,450	CITI	1,679
12/19/18	U.S. Dollars	370,240	Israeli Shekels	1,332,500	CITI	1,562
12/19/18	U.S. Dollars	370,206	Israeli Shekels	1,332,500	CITI	1,528
12/19/18	South Korean Won	166,762,000	U.S. Dollars	149,082	CITI	1,491
12/19/18	U.S. Dollars	370,152	Israeli Shekels	1,332,500	CITI	1,474
12/19/18	Hong Kong Dollars	5,100,000	U.S. Dollars	650,820	CITI	1,429
12/19/18	U.S. Dollars	693,535	Hong Kong Dollars	5,412,000	CITI	1,384
12/19/18	South Korean Won	250,000,000	U.S. Dollars	224,407	CITI	1,323
12/19/18	Hong Kong Dollars	4,700,000	U.S. Dollars	599,873	CITI	1,219
12/19/18	Polish Zloty	500,000	U.S. Dollars	134,799	CITI	1,107
12/19/18	U.S. Dollars	962,709	South Korean Won	1,064,998,875	CITI	1,099
12/19/18	Polish Zloty	500,000	U.S. Dollars	134,899	CITI	1,007
12/19/18	South African Rand	4,100,000	U.S. Dollars	285,832	CITI	975

See Notes to Schedule of Investments.	188

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	Russian Rubles	1,468,000	U.S. Dollars	21,289	CITI	$926
12/19/18	Chilean Pesos	120,000,000	U.S. Dollars	181,723	CITI	865
12/19/18	U.S. Dollars	430,180	Chinese Offshore Yuan	2,965,000	CITI	770
12/19/18	Polish Zloty	561,000	U.S. Dollars	151,741	CITI	746
12/19/18	Hong Kong Dollars	2,898,000	U.S. Dollars	369,943	CITI	688
12/19/18	U.S. Dollars	381,678	Indian Rupees	28,000,000	CITI	568
12/19/18	Hong Kong Dollars	2,000,000	U.S. Dollars	255,244	CITI	540
12/19/18	Brazilian Reals	473,000	U.S. Dollars	115,847	CITI	503
12/19/18	U.S. Dollars	67,888	Colombian Pesos	200,000,000	CITI	499
12/19/18	Brazilian Reals	174,000	U.S. Dollars	42,303	CITI	498
12/19/18	Thai Baht	1,300,000	U.S. Dollars	39,811	CITI	493
12/19/18	Thai Baht	1,000,000	U.S. Dollars	30,603	CITI	401
12/19/18	Mexican Pesos	557,000	U.S. Dollars	29,002	CITI	388
12/19/18	U.S. Dollars	369,051	Israeli Shekels	1,332,500	CITI	373
12/19/18	Hong Kong Dollars	1,200,000	U.S. Dollars	153,152	CITI	319
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	24,851	CITI	307
12/19/18	Taiwan Dollars	800,000	U.S. Dollars	26,148	CITI	292
12/19/18	Taiwan Dollars	761,196	U.S. Dollars	24,867	CITI	290
12/19/18	Colombian Pesos	90,000,000	U.S. Dollars	30,035	CITI	290
12/19/18	U.S. Dollars	368,959	Israeli Shekels	1,332,500	CITI	281
12/19/18	Hong Kong Dollars	1,000,000	U.S. Dollars	127,626	CITI	266
12/19/18	Taiwan Dollars	761,196	U.S. Dollars	24,898	CITI	260
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	24,908	CITI	249
12/19/18	Thai Baht	1,000,000	U.S. Dollars	30,761	CITI	242
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	24,919	CITI	238
12/19/18	Thai Baht	600,000	U.S. Dollars	18,373	CITI	229
12/19/18	Hong Kong Dollars	1,000,000	U.S. Dollars	127,663	CITI	229
12/19/18	U.S. Dollars	23,603	Euro	20,000	CITI	220
12/19/18	Taiwan Dollars	764,851	U.S. Dollars	25,059	CITI	219
12/19/18	South Korean Won	140,000,000	U.S. Dollars	126,195	CITI	214
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	24,945	CITI	212
12/19/18	Polish Zloty	200,000	U.S. Dollars	54,152	CITI	211
12/19/18	Brazilian Reals	40,000	U.S. Dollars	9,632	CITI	207
12/19/18	Russian Rubles	4,122,000	U.S. Dollars	62,183	CITI	195
12/19/18	Thai Baht	1,400,000	U.S. Dollars	43,212	CITI	192
12/19/18	Hong Kong Dollars	700,000	U.S. Dollars	89,339	CITI	185
12/19/18	Taiwan Dollars	761,196	U.S. Dollars	24,984	CITI	174
12/19/18	U.S. Dollars	13,226	Indonesian Rupiahs	197,174,000	CITI	171
12/19/18	Taiwan Dollars	761,196	U.S. Dollars	25,007	CITI	151
12/19/18	Peruvian Nuevo Soles	100,000	U.S. Dollars	30,027	CITI	146
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	25,011	CITI	146
12/19/18	U.S. Dollars	11,837	Euro	10,000	CITI	146
12/19/18	Thai Baht	600,000	U.S. Dollars	18,457	CITI	145
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	25,015	CITI	143
12/19/18	Hong Kong Dollars	500,000	U.S. Dollars	63,815	CITI	131
12/19/18	Euro	29,155	U.S. Dollars	33,963	CITI	124
12/19/18	Hong Kong Dollars	500,000	U.S. Dollars	63,824	CITI	122
12/19/18	Taiwan Dollars	761,195	U.S. Dollars	25,037	CITI	120
12/19/18	U.S. Dollars	54,472	Hong Kong Dollars	425,000	CITI	118
12/19/18	Thai Baht	500,000	U.S. Dollars	15,399	CITI	103
12/19/18	Euro	29,155	U.S. Dollars	33,985	CITI	102
12/19/18	Thai Baht	3,946,000	U.S. Dollars	122,238	CITI	101
12/19/18	Chilean Pesos	5,456,000	U.S. Dollars	8,206	CITI	95
12/19/18	Euro	29,155	U.S. Dollars	33,993	CITI	94
12/19/18	U.S. Dollars	42,295	Hong Kong Dollars	330,000	CITI	91
12/19/18	Hong Kong Dollars	400,000	U.S. Dollars	51,073	CITI	83

189	See Notes to Schedule of Investments.

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	U.S. Dollars	27,261	Polish Zloty	100,000	CITI	$80
12/19/18	Euro	29,155	U.S. Dollars	34,016	CITI	71
12/19/18	Euro	20,000	U.S. Dollars	23,313	CITI	70
12/19/18	Hong Kong Dollars	300,000	U.S. Dollars	38,304	CITI	63
12/19/18	Polish Zloty	300,000	U.S. Dollars	81,485	CITI	58
12/19/18	Euro	29,155	U.S. Dollars	34,029	CITI	58
12/19/18	Peruvian Nuevo Soles	20,000	U.S. Dollars	5,981	CITI	53
12/19/18	Thai Baht	130,000	U.S. Dollars	3,981	CITI	49
12/19/18	U.S. Dollars	30,221	Peruvian Nuevo Soles	100,000	CITI	49
12/19/18	Euro	10,000	U.S. Dollars	11,646	CITI	45
12/19/18	Polish Zloty	20,000	U.S. Dollars	5,394	CITI	43
12/19/18	Thai Baht	100,000	U.S. Dollars	3,059	CITI	41
12/19/18	U.S. Dollars	11,724	Euro	10,000	CITI	33
12/19/18	Thai Baht	192,000	U.S. Dollars	5,923	CITI	29
12/19/18	U.S. Dollars	63,971	Hong Kong Dollars	500,000	CITI	25
12/19/18	U.S. Dollars	6,057	Peruvian Nuevo Soles	20,000	CITI	22
12/19/18	South African Rand	18,000	U.S. Dollars	1,239	CITI	20
12/19/18	Mexican Pesos	26,000	U.S. Dollars	1,352	CITI	20
12/19/18	U.S. Dollars	12,807	Hong Kong Dollars	100,000	CITI	18
12/19/18	Euro	10,000	U.S. Dollars	11,673	CITI	18
12/19/18	U.S. Dollars	1,100	Polish Zloty	4,000	CITI	13
12/19/18	Chilean Pesos	318,000	U.S. Dollars	476	CITI	8
12/19/18	U.S. Dollars	3,023	Peruvian Nuevo Soles	10,000	CITI	6
12/19/18	U.S. Dollars	276	Polish Zloty	1,000	CITI	4
12/19/18	Chilean Pesos	43,000	U.S. Dollars	63	CITI	3
12/19/18	U.S. Dollars	3,019	Peruvian Nuevo Soles	10,000	CITI	2
12/19/18	Mexican Pesos	2,000	U.S. Dollars	104	CITI	1
12/19/18	Thai Baht	1,000,000	U.S. Dollars	31,003	CITI	1
12/19/18	Brazilian Reals	4,000	U.S. Dollars	983	CITI	—
12/19/18	Chilean Pesos	10,000	U.S. Dollars	15	CITI	—

Subtotal Appreciation						$917,363

12/19/18	Euro	10,000	U.S. Dollars	11,692	CITI	$—
12/19/18	Polish Zloty	4,000	U.S. Dollars	1,088	CITI	(1)
12/19/18	U.S. Dollars	256	Russian Rubles	17,000	CITI	(1)
12/19/18	U.S. Dollars	36,751	Philippine Pesos	2,000,000	CITI	(1)
12/19/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,022	CITI	(4)
12/19/18	U.S. Dollars	203,812	Czech Republic Koruna	4,500,000	CITI	(6)
12/19/18	Indian Rupees	12,000	U.S. Dollars	169	CITI	(6)
12/19/18	U.S. Dollars	621	Chilean Pesos	412,000	CITI	(6)
12/19/18	U.S. Dollars	205	Russian Rubles	14,000	CITI	(7)
12/19/18	U.S. Dollars	7,405	Hong Kong Dollars	58,000	CITI	(13)
12/19/18	U.S. Dollars	3,001	Peruvian Nuevo Soles	10,000	CITI	(16)
12/19/18	U.S. Dollars	315	Russian Rubles	22,000	CITI	(18)
12/19/18	Peruvian Nuevo Soles	20,000	U.S. Dollars	6,053	CITI	(19)
12/19/18	Euro	29,155	U.S. Dollars	34,106	CITI	(19)
12/19/18	U.S. Dollars	30,983	Thai Baht	1,000,000	CITI	(20)
12/19/18	U.S. Dollars	11,670	Euro	10,000	CITI	(22)
12/19/18	U.S. Dollars	10,209	Hong Kong Dollars	80,000	CITI	(22)
12/19/18	Peruvian Nuevo Soles	30,000	U.S. Dollars	9,074	CITI	(23)
12/19/18	U.S. Dollars	3,070	Thai Baht	100,000	CITI	(30)
12/19/18	Peruvian Nuevo Soles	100,000	U.S. Dollars	30,204	CITI	(32)
12/19/18	U.S. Dollars	30,137	Peruvian Nuevo Soles	100,000	CITI	(36)
12/19/18	U.S. Dollars	449	South African Rand	7,000	CITI	(41)
12/19/18	Euro	10,000	U.S. Dollars	11,733	CITI	(42)
12/19/18	U.S. Dollars	3,058	Thai Baht	100,000	CITI	(42)

See Notes to Schedule of Investments.	190

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	Peruvian Nuevo Soles	100,000	U.S. Dollars	30,232	CITI	$(59)
12/19/18	U.S. Dollars	36,620	Indonesian Rupiahs	554,154,000	CITI	(69)
12/19/18	U.S. Dollars	17,805	Taiwan Dollars	541,000	CITI	(75)
12/19/18	Israeli Shekels	400,000	U.S. Dollars	110,759	CITI	(86)
12/19/18	Hong Kong Dollars	1,300,000	U.S. Dollars	166,346	CITI	(87)
12/19/18	Euro	29,155	U.S. Dollars	34,178	CITI	(91)
12/19/18	U.S. Dollars	234,909	Hungarian Forint	65,000,000	CITI	(94)
12/19/18	Euro	10,000	U.S. Dollars	11,789	CITI	(98)
12/19/18	U.S. Dollars	8,945	Peruvian Nuevo Soles	30,000	CITI	(107)
12/19/18	U.S. Dollars	21,591	Thai Baht	700,000	CITI	(112)
12/19/18	U.S. Dollars	65,362	Hong Kong Dollars	512,000	CITI	(119)
12/19/18	Euro	29,155	U.S. Dollars	34,207	CITI	(121)
12/19/18	U.S. Dollars	4,055	Brazilian Reals	17,000	CITI	(127)
12/19/18	Euro	20,000	U.S. Dollars	23,513	CITI	(130)
12/19/18	Hong Kong Dollars	500,000	U.S. Dollars	64,079	CITI	(133)
12/19/18	U.S. Dollars	15,364	Thai Baht	500,000	CITI	(138)
12/19/18	Euro	10,000	U.S. Dollars	11,845	CITI	(154)
12/19/18	Israeli Shekels	500,000	U.S. Dollars	138,497	CITI	(156)
12/19/18	U.S. Dollars	16,632	Taiwan Dollars	508,000	CITI	(157)
12/19/18	U.S. Dollars	89,359	Hong Kong Dollars	700,000	CITI	(165)
12/19/18	Philippine Pesos	3,872,000	U.S. Dollars	71,322	CITI	(170)
12/19/18	U.S. Dollars	25,076	Philippine Pesos	1,374,000	CITI	(173)
12/19/18	Peruvian Nuevo Soles	469,874	U.S. Dollars	141,956	CITI	(183)
12/19/18	U.S. Dollars	61,822	Thai Baht	2,000,000	CITI	(184)
12/19/18	U.S. Dollars	111,328	Hong Kong Dollars	872,000	CITI	(193)
12/19/18	Hong Kong Dollars	900,000	U.S. Dollars	115,300	CITI	(197)
12/19/18	U.S. Dollars	625,911	Indian Rupees	46,000,000	CITI	(197)
12/19/18	U.S. Dollars	114,893	Hong Kong Dollars	900,000	CITI	(210)
12/19/18	Euro	29,155	U.S. Dollars	34,301	CITI	(215)
12/19/18	Euro	29,155	U.S. Dollars	34,310	CITI	(223)
12/19/18	U.S. Dollars	2,500	South African Rand	39,000	CITI	(228)
12/19/18	Israeli Shekels	800,000	U.S. Dollars	221,575	CITI	(230)
12/19/18	U.S. Dollars	15,271	Thai Baht	500,000	CITI	(231)
12/19/18	Euro	29,155	U.S. Dollars	34,324	CITI	(237)
12/19/18	U.S. Dollars	43,164	Thai Baht	1,400,000	CITI	(240)
12/19/18	U.S. Dollars	1,110,344	South Korean Won	1,230,000,000	CITI	(249)
12/19/18	U.S. Dollars	43,526	Mexican Pesos	830,000	CITI	(268)
12/19/18	Philippine Pesos	1,831,000	U.S. Dollars	33,941	CITI	(294)
12/19/18	Euro	29,295	U.S. Dollars	34,577	CITI	(327)
12/19/18	Polish Zloty	100,000	U.S. Dollars	27,508	CITI	(327)
12/19/18	U.S. Dollars	165,930	Hong Kong Dollars	1,300,000	CITI	(329)
12/19/18	U.S. Dollars	178,712	Hong Kong Dollars	1,400,000	CITI	(337)
12/19/18	U.S. Dollars	238,553	Philippine Pesos	13,000,000	CITI	(337)
12/19/18	U.S. Dollars	30,651	Thai Baht	1,000,000	CITI	(352)
12/19/18	Philippine Pesos	2,000,000	U.S. Dollars	37,196	CITI	(443)
12/19/18	U.S. Dollars	256,786	Philippine Pesos	14,000,000	CITI	(481)
12/19/18	U.S. Dollars	276,149	Hong Kong Dollars	2,163,000	CITI	(482)
12/19/18	Israeli Shekels	700,000	U.S. Dollars	194,168	CITI	(491)
12/19/18	Polish Zloty	300,000	U.S. Dollars	82,036	CITI	(492)
12/19/18	Hong Kong Dollars	2,928,000	U.S. Dollars	375,018	CITI	(550)
12/19/18	U.S. Dollars	59,884	South Korean Won	67,004,011	CITI	(616)
12/19/18	U.S. Dollars	48,979	Thai Baht	1,600,000	CITI	(626)
12/19/18	U.S. Dollars	86,183	Thai Baht	2,800,000	CITI	(626)
12/19/18	U.S. Dollars	319,082	Hong Kong Dollars	2,500,000	CITI	(648)
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	417,798	CITI	(669)
12/19/18	U.S. Dollars	331,799	Hong Kong Dollars	2,600,000	CITI	(720)

191	See Notes to Schedule of Investments.

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	South Korean Won	370,000,000	U.S. Dollars	334,858	CITI	$(778)
12/19/18	Polish Zloty	1,500,000	U.S. Dollars	408,582	CITI	(864)
12/19/18	South Korean Won	690,000,000	U.S. Dollars	623,965	CITI	(949)
12/19/18	U.S. Dollars	71,151	South Korean Won	80,000,000	CITI	(1,082)
12/19/18	U.S. Dollars	29,328	Chilean Pesos	20,000,000	CITI	(1,104)
12/19/18	U.S. Dollars	227,127	Chilean Pesos	150,000,000	CITI	(1,107)
12/19/18	Israeli Shekels	600,000	U.S. Dollars	167,134	CITI	(1,125)
12/19/18	U.S. Dollars	368,620	Chilean Pesos	243,031,750	CITI	(1,168)
12/19/18	Chinese Offshore Yuan	1,125,000	U.S. Dollars	164,104	CITI	(1,174)
12/19/18	U.S. Dollars	494,866	Philippine Pesos	27,000,000	CITI	(1,291)
12/19/18	U.S. Dollars	40,860	Mexican Pesos	800,000	CITI	(1,351)
12/19/18	U.S. Dollars	116,664	Chilean Pesos	77,607,000	CITI	(1,420)
12/19/18	U.S. Dollars	237,451	Philippine Pesos	13,000,000	CITI	(1,440)
12/19/18	Brazilian Reals	900,000	U.S. Dollars	222,833	CITI	(1,448)
12/19/18	U.S. Dollars	108,516	South African Rand	1,572,000	CITI	(1,450)
12/19/18	Polish Zloty	800,000	U.S. Dollars	218,912	CITI	(1,463)
12/19/18	U.S. Dollars	705,489	Hong Kong Dollars	5,528,000	CITI	(1,497)
12/19/18	U.S. Dollars	684,107	Hong Kong Dollars	5,361,000	CITI	(1,522)
12/19/18	U.S. Dollars	242,173	South Korean Won	270,000,000	CITI	(1,615)
12/19/18	U.S. Dollars	959,863	South Korean Won	1,064,998,875	CITI	(1,747)
12/19/18	U.S. Dollars	494,908	South African Rand	7,100,000	CITI	(1,758)
12/19/18	Polish Zloty	1,100,000	U.S. Dollars	300,782	CITI	(1,789)
12/19/18	U.S. Dollars	638,190	Indian Rupees	47,022,000	CITI	(1,829)
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	419,029	CITI	(1,900)
12/19/18	U.S. Dollars	864,939	Hong Kong Dollars	6,778,000	CITI	(1,912)
12/19/18	U.S. Dollars	43,603	Chilean Pesos	30,000,000	CITI	(2,044)
12/19/18	Israeli Shekels	1,100,000	U.S. Dollars	306,519	CITI	(2,169)
12/19/18	U.S. Dollars	1,130,145	Czech Republic Koruna	25,000,000	CITI	(2,176)
12/19/18	U.S. Dollars	224,511	Polish Zloty	834,000	CITI	(2,180)
12/19/18	U.S. Dollars	1,174,783	Hong Kong Dollars	9,205,000	CITI	(2,463)
12/19/18	U.S. Dollars	958,971	South Korean Won	1,064,998,875	CITI	(2,639)
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	419,791	CITI	(2,662)
12/19/18	U.S. Dollars	102,778	Mexican Pesos	2,000,000	CITI	(2,750)
12/19/18	Chinese Offshore Yuan	4,964,000	U.S. Dollars	721,689	CITI	(2,772)
12/19/18	Chinese Offshore Yuan	4,362,000	U.S. Dollars	634,576	CITI	(2,844)
12/19/18	U.S. Dollars	566,746	Philippine Pesos	31,000,000	CITI	(2,916)
12/19/18	U.S. Dollars	1,071,547	South Korean Won	1,190,000,000	CITI	(2,929)
12/19/18	Colombian Pesos	1,770,000,000	U.S. Dollars	599,494	CITI	(3,100)
12/19/18	U.S. Dollars	419,866	Hungarian Forint	117,000,000	CITI	(3,140)
12/19/18	U.S. Dollars	178,727	South African Rand	2,600,000	CITI	(3,150)
12/19/18	U.S. Dollars	567,603	Polish Zloty	2,100,000	CITI	(3,202)
12/19/18	U.S. Dollars	958,373	South Korean Won	1,064,998,875	CITI	(3,237)
12/19/18	U.S. Dollars	584,660	Philippine Pesos	32,000,000	CITI	(3,378)
12/19/18	Polish Zloty	1,245,000	U.S. Dollars	341,859	CITI	(3,454)
12/19/18	Czech Republic Koruna	4,100,000	U.S. Dollars	189,156	CITI	(3,456)
12/19/18	Israeli Shekels	800,000	U.S. Dollars	225,111	CITI	(3,766)
12/19/18	U.S. Dollars	547,495	Philippine Pesos	30,000,000	CITI	(3,791)
12/19/18	U.S. Dollars	481,715	Indonesian Rupiahs	7,334,142,527	CITI	(3,864)
12/19/18	U.S. Dollars	1,749,630	Hong Kong Dollars	13,711,000	CITI	(3,897)
12/19/18	U.S. Dollars	767,479	Thai Baht	24,881,000	CITI	(3,913)
12/19/18	Colombian Pesos	1,770,000,000	U.S. Dollars	600,409	CITI	(4,015)
12/19/18	U.S. Dollars	90,536	Russian Rubles	6,259,000	CITI	(4,183)
12/19/18	Polish Zloty	1,534,625	U.S. Dollars	421,532	CITI	(4,403)
12/19/18	Hungarian Forint	116,000,000	U.S. Dollars	423,899	CITI	(4,509)
12/19/18	U.S. Dollars	329,356	South Korean Won	370,000,000	CITI	(4,725)
12/19/18	U.S. Dollars	365,004	Chilean Pesos	243,031,750	CITI	(4,783)

See Notes to Schedule of Investments.	192

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

		Amount		Amount		Net Unrealized
	Currency	of Currency	Currency	of Currency	Counter-	Appreciation
Expiration Date	Purchased	Purchased	Sold	Sold	party	(Depreciation)
12/19/18	Israeli Shekels	1,200,000	U.S. Dollars	336,896	CITI	$(4,878)
12/19/18	U.S. Dollars	364,791	Chilean Pesos	243,031,750	CITI	(4,997)
12/19/18	U.S. Dollars	468,485	Taiwan Dollars	14,331,000	CITI	(5,151)
12/19/18	South Korean Won	2,340,000,000	U.S. Dollars	2,118,019	CITI	(5,184)
12/19/18	Israeli Shekels	900,000	U.S. Dollars	254,252	CITI	(5,239)
12/19/18	U.S. Dollars	378,896	Thai Baht	12,391,000	CITI	(5,266)
12/19/18	U.S. Dollars	956,011	South Korean Won	1,064,998,875	CITI	(5,599)
12/19/18	Israeli Shekels	1,600,000	U.S. Dollars	448,432	CITI	(5,741)
12/19/18	U.S. Dollars	363,955	Chilean Pesos	243,031,750	CITI	(5,833)
12/19/18	U.S. Dollars	220,215	Russian Rubles	15,000,000	CITI	(6,782)
12/19/18	U.S. Dollars	814,551	Chilean Pesos	540,000,000	CITI	(7,091)
12/19/18	Israeli Shekels	1,700,000	U.S. Dollars	477,538	CITI	(7,179)
12/19/18	U.S. Dollars	376,910	South African Rand	5,500,000	CITI	(7,830)
12/19/18	Czech Republic Koruna	11,900,000	U.S. Dollars	547,107	CITI	(8,123)
12/19/18	Israeli Shekels	1,700,000	U.S. Dollars	478,487	CITI	(8,128)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	847,249	CITI	(8,439)
12/19/18	U.S. Dollars	233,491	Russian Rubles	16,000,000	CITI	(8,640)
12/19/18	U.S. Dollars	487,953	South African Rand	7,100,000	CITI	(8,712)
12/19/18	U.S. Dollars	1,059,390	South Korean Won	1,182,995,989	CITI	(8,762)
12/19/18	U.S. Dollars	167,187	Chilean Pesos	115,903,000	CITI	(9,166)
12/19/18	U.S. Dollars	952,326	South Korean Won	1,064,998,875	CITI	(9,284)
12/19/18	U.S. Dollars	1,074,191	South Korean Won	1,200,000,000	CITI	(9,314)
12/19/18	U.S. Dollars	291,279	Indonesian Rupiahs	4,546,314,000	CITI	(9,723)
12/19/18	U.S. Dollars	102,334	South African Rand	1,603,000	CITI	(9,800)
12/19/18	Israeli Shekels	4,600,000	U.S. Dollars	1,283,125	CITI	(10,389)
12/19/18	U.S. Dollars	1,056,710	Brazilian Reals	4,339,500	CITI	(10,732)
12/19/18	U.S. Dollars	346,976	Mexican Pesos	6,800,000	CITI	(11,818)
12/19/18	U.S. Dollars	824,976	Chilean Pesos	550,000,000	CITI	(11,882)
12/19/18	U.S. Dollars	1,230,183	South Korean Won	1,376,568,000	CITI	(12,749)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	851,601	CITI	(12,790)
12/19/18	U.S. Dollars	472,103	Indonesian Rupiahs	7,334,142,526	CITI	(13,476)
12/19/18	U.S. Dollars	1,053,043	Brazilian Reals	4,339,500	CITI	(14,399)
12/19/18	U.S. Dollars	439,924	Brazilian Reals	1,852,000	CITI	(15,636)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	855,045	CITI	(16,234)
12/19/18	U.S. Dollars	804,434	Chilean Pesos	540,000,000	CITI	(17,208)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	857,156	CITI	(18,346)
12/19/18	Czech Republic Koruna	25,200,000	U.S. Dollars	1,159,964	CITI	(18,585)
12/19/18	Singapore Dollars	10,490,000	U.S. Dollars	7,708,195	CITI	(21,054)
12/19/18	U.S. Dollars	1,847,323	South Korean Won	2,070,000,000	CITI	(21,723)
12/19/18	U.S. Dollars	860,762	Chilean Pesos	580,000,000	CITI	(21,743)
12/19/18	U.S. Dollars	1,044,537	Brazilian Reals	4,339,500	CITI	(22,905)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	862,865	CITI	(24,055)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	865,350	CITI	(26,540)
12/19/18	U.S. Dollars	548,509	Russian Rubles	38,000,000	CITI	(26,550)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	865,978	CITI	(27,168)
12/19/18	Indian Rupees	61,627,125	U.S. Dollars	866,207	CITI	(27,396)
12/19/18	U.S. Dollars	1,039,036	Brazilian Reals	4,339,500	CITI	(28,405)
12/19/18	U.S. Dollars	855,391	Brazilian Reals	3,600,000	CITI	(30,146)
12/19/18	U.S. Dollars	1,037,056	Brazilian Reals	4,339,500	CITI	(30,386)
12/19/18	U.S. Dollars	2,054,234	South Korean Won	2,310,000,000	CITI	(31,513)
12/19/18	U.S. Dollars	891,129	Russian Rubles	61,000,000	CITI	(31,992)
12/19/18	U.S. Dollars	1,032,856	Brazilian Reals	4,339,500	CITI	(34,586)
12/19/18	U.S. Dollars	1,029,949	Brazilian Reals	4,339,500	CITI	(37,493)
12/19/18	U.S. Dollars	1,029,376	Brazilian Reals	4,339,500	CITI	(38,066)

193	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	U.S. Dollars	447,561	South African Rand	7,006,000	CITI	$(42,529)

Subtotal Depreciation						$(1,036,128)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$(118,765)

Swap agreements outstanding at September 30, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI China Index, Floating financing rate: 1-Month HIBOR + 0.15% (Monthly)	12/19/18	GSC	HKD	14,930,701	$38,586	$—	$38,586
MSCI Poland Index, Floating financing rate: 1-Month WIBOR - 0.35% (Monthly)	12/19/18	GSC	PLN	2,930,583	(23,418)	—	(23,418)
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa JIBAR - 0.65% (Monthly)	12/19/18	GSC	ZAR	44,848,673	54,918		54,918
MSCI Thailand Index, Floating financing rate: 1-Month ICE LIBOR USD (Monthly)	12/19/18	GSC	USD	5,342	(161)	—	(161)

Total Swap agreements outstanding at September 30, 2018					$69,925	$—	$69,925

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$7,326,873	$7,326,873	$—	$—
Foreign Common Stocks:
Czech Republic	2,113,016	—	2,113,016	—
Qatar	587,978	—	587,978	—
Thailand	9,267,317	8,699,610	567,707	—
United Arab Emirates	1,532,111	—	1,532,111	—
Other^^	406,269,200	406,269,200	—	—

Total Foreign Common Stocks	419,769,622	414,968,810	4,800,812	—

Foreign Preferred Stocks	5,020,589	5,020,589	—	—
Money Market Funds	31,419,351	31,419,351	—	—
U.S. Treasury Obligation	1,394,552	—	1,394,552	—

Total Assets — Investments in Securities	$464,930,987	$458,735,623	$6,195,364	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$917,363	$—	$917,363	$—
Futures Contracts	991,671	991,671	—	—
Swap Agreements	93,504	—	93,504	—

Total Assets — Other Financial Instruments	$2,002,538	$991,671	$1,010,867	$—

See Notes to Schedule of Investments.	194

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,036,128)	$—	$(1,036,128)	$—
Futures Contracts	(10,843)	(10,843)	—	—
Swap Agreements	(23,579)	—	(23,579)	—

Total Liabilities — Other Financial Instruments	$(1,070,550)	$(10,843)	$(1,059,707)	$—

^^ Classifications as defined in the Schedule of Investments.

*** Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were valued based on quoted prices at December 31, 2017 that are now being fair valued. The value of the securities that were transferred to Level 2 as of September 30, 2018 is $527,766.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2017 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2018 is $32,400,228.

195	See Notes to Schedule of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 52.1%
Consumer Discretionary — 0.1%
Extended Stay America, Inc.	12,830	$259,551

Real Estate — 52.0%
Acadia Realty Trust REITΔ	36,261	1,016,396
Agree Realty Corporation REIT	47,352	2,515,338
Alexandria Real Estate Equities, Inc. REIT	24,646	3,100,220
American Campus Communities, Inc. REIT	23,878	982,818
Americold Realty Trust REITΔ	46,744	1,169,535
Apartment Investment & Management Co. Class A REIT	32,650	1,440,845
AvalonBay Communities, Inc. REIT	16,370	2,965,426
Boston Properties, Inc. REIT	34,777	4,280,701
Brixmor Property Group, Inc. REIT	56,700	992,817
Brookfield Property REIT, Inc. Class A	19,261	403,133
Camden Property Trust REIT	29,853	2,793,345
CareTrust REIT Inc.	47,075	833,698
Chesapeake Lodging Trust REIT	17,205	551,764
Columbia Property Trust Inc REIT	42,313	1,000,279
CoreSite Realty Corporation REITΔ	13,346	1,483,274
Cousins Properties, Inc. REIT	228,423	2,030,680
CubeSmart REITΔ	109,264	3,117,302
CyrusOne, Inc. REITΔ	22,166	1,405,324
DDR Corporation REITΔ	37,711	504,950
Digital Realty Trust, Inc. REIT	5,160	580,397
Douglas Emmett, Inc. REIT	62,512	2,357,953
Duke Realty Corporation REIT	34,690	984,155
Empire State Realty Trust, Inc. Class A REIT	53,005	880,413
Equinix, Inc. REIT	3,718	1,609,485
Equity LifeStyle Properties, Inc. REIT	30,846	2,975,097
Equity Residential REIT	70,799	4,691,142
Essential Properties Realty Trust, Inc. REITΔ	97,882	1,388,946
Essex Property Trust, Inc. REIT	4,989	1,230,836
Extra Space Storage, Inc. REIT	39,324	3,407,031
Four Corners Property Trust, Inc. REIT	43,333	1,113,225
HCP, Inc. REIT	46,401	1,221,274
Host Hotels & Resorts, Inc. REIT	175,303	3,698,893
Hudson Pacific Properties, Inc. REIT	25,461	833,084
Invitation Homes, Inc. REITΔ	80,848	1,852,228
JBG SMITH Properties REITΔ	10,297	379,239
Kilroy Realty Corporation REITΔ	17,260	1,237,369
Kimco Realty Corporation REITΔ	42,680	714,463
Liberty Property Trust REIT	22,290	941,753
Macerich Co. (The) REIT	25,558	1,413,102
Mid-America Apartment Communities, Inc. REIT	31,015	3,107,083
National Retail Properties, Inc. REIT	27,808	1,246,355
Omega Healthcare Investors, Inc. REITΔ	49,115	1,609,499
Physicians Realty Trust REIT	149,131	2,514,349
Prologis, Inc. REIT	138,861	9,413,387
Public Storage REIT	2,770	558,515

	Shares	Value
Realty Income Corporation REIT	62,729	$3,568,653
Regency Centers Corporation REIT	56,985	3,685,220
Retail Properties of America, Inc. Class A REIT	59,373	723,757
Rexford Industrial Realty, Inc. REIT	55,145	1,762,434
Ryman Hospitality Properties, Inc. REIT	25,465	2,194,319
Sabra Health Care REIT, Inc.	25,987	600,819
Simon Property Group, Inc. REIT	57,286	10,125,300
STORE Capital Corporation REIT	73,491	2,042,315
Sunstone Hotel Investors, Inc. REIT	151,197	2,473,583
Ventas, Inc. REIT	49,918	2,714,541
Washington Real Estate Investment Trust	16,170	495,611
Welltower, Inc. REIT	81,301	5,229,280

		120,162,950

Total Common Stocks (Cost $116,900,956)		120,422,501

FOREIGN COMMON STOCKS — 45.6%
Australia — 4.6%
Dexus REIT	73,449	560,658
Goodman Group REIT	282,340	2,114,367
GPT Group (The) REIT	616,877	2,323,189
Ingenia Communities Group REIT	123,651	268,143
Mirvac Group REIT	870,726	1,516,864
Scentre Group REIT	1,072,585	3,078,013
Vicinity Centres REIT	384,454	728,105

		10,589,339

Belgium — 0.4%
Cofinimmo SA REIT	2,758	343,914
VGP NV	1,969	160,027
Warehouses De Pauw CVA REIT	2,926	385,246

		889,187

Canada — 2.8%
Allied Properties Real Estate Investment Trust	23,207	774,375
Canadian Apartment Properties REIT	46,328	1,710,512
Dream Office Real Estate Investment Trust	49,986	936,137
First Capital Realty, Inc.	58,950	889,966
Granite Real Estate Investment Trust	36,390	1,562,771
InterRent Real Estate Investment Trust	65,217	593,272

		6,467,033

France — 1.7%
Carmila SA REIT	12,031	306,611
Gecina SA REIT	18,653	3,114,286
ICADE REIT	4,632	428,087

		3,848,984

Germany — 4.6%
ADLER Real Estate AG	32,956	581,606
alstria office REIT-AG	40,541	601,556
Aroundtown SA	48,466	431,039
Deutsche Wohnen SE	49,668	2,382,802
TLG Immobilien AG	30,054	784,422

See Notes to Schedule of Investments.	196

GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Vonovia SE	120,520	$5,888,244

		10,669,669

Hong Kong — 6.8%
CK Asset Holdings, Ltd.	582,980	4,375,133
Lifestyle International Holdings, Ltd.	220,141	431,938
Link REIT	364,396	3,586,543
New World Development Co., Ltd.	535,868	731,070
Sino Land Co., Ltd.	1,068,401	1,831,541
Sun Hung Kai Properties, Ltd.	117,432	1,710,098
Swire Properties, Ltd.	168,461	638,049
Wharf Real Estate Investment Co., Ltd.	285,714	1,843,116
Wheelock & Co., Ltd.	74,451	446,515

		15,594,003

Ireland — 0.7%
Cairn Homes PLC*	170,794	291,502
Green REIT PLC	330,236	582,032
Hibernia REIT PLC	286,217	471,884
Irish Residential Properties REIT PLC	206,610	354,549

		1,699,967

Japan — 10.7%
Activia Properties, Inc. REIT	141	610,562
Daibiru Corporation	31,200	328,970
Frontier Real Estate Investment Corporation REIT	188	732,177
Global One Real Estate Investment Corporation REITΔ	1,847	1,900,320
GLP J-REIT	981	954,062
Japan Hotel REIT Investment Corporation	433	315,165
Japan Logistics Fund, Inc. REIT	470	924,529
Japan Real Estate Investment Corporation REIT	182	954,691
Kenedix Office Investment Corporation REIT	116	740,187
Kenedix Residential Next Investment Corporation REIT	449	687,213
Kenedix Retail REIT Corporation	133	284,799
MCUBS MidCity Investment Corporation REIT	753	572,603
Mitsubishi Estate Co., Ltd.	323,952	5,508,496
Mitsui Fudosan Co., Ltd.	137,668	3,258,135
Mori Hills Investment Corporation REIT	395	502,007
Mori Trust Sogo REIT, Inc.	281	400,651
Nippon Building Fund, Inc. REIT	153	884,712
NTT Urban Development CorporationΔ	98,100	1,124,152
Orix JREIT, Inc.	413	644,835
Premier Investment Corporation REIT	1,929	2,027,131
Sumitomo Realty & Development Co., Ltd.	29,374	1,054,796
XYMAX REIT Investment CorporationΔ	406	409,502

		24,819,695

	Shares	Value
Netherlands — 2.1%
InterXion Holding NV*	1,726	$116,160
Unibail-Rodamco-Westfield REIT	24,041	4,835,056

		4,951,216

Singapore — 3.2%
CapitaLand Commercial Trust REIT	972,661	1,266,476
City Developments, Ltd.	61,045	406,803
Far East Hospitality Trust	416,812	193,611
Fortune Real Estate Investment Trust	342,026	405,887
Hongkong Land Holdings, Ltd.	264,600	1,751,652
Mapletree Logistics Trust REIT	1,677,244	1,509,096
Suntec Real Estate Investment Trust	552,100	779,454
UOL Group, Ltd.	201,789	1,017,027

		7,330,006

Spain — 1.0%
Inmobiliaria Colonial Socimi SA REIT	44,303	460,370
Lar Espana Real Estate Socimi SA REIT	42,115	428,832
Merlin Properties Socimi SA REIT	109,434	1,484,677

		2,373,879

Sweden — 1.7%
Castellum AB	75,198	1,346,176
Catena AB	14,561	326,039
Fabege AB	77,332	1,071,479
Hemfosa Fastigheter AB	28,992	399,613
Hufvudstaden AB, A Shares	36,275	551,835
Samhallsbyggnadsbolaget i Norden ABΔ	254,517	340,792

		4,035,934

Switzerland — 0.4%
PSP Swiss Property AG	9,908	959,604

United Kingdom — 4.9%
Assura PLC REIT	594,457	419,175
British Land Co. PLC (The) REIT	195,648	1,572,887
Derwent London PLC REIT	37,503	1,396,542
Grainger PLC	287,230	1,123,127
Great Portland Estates PLC REIT	90,209	786,717
Hammerson PLC REIT	39,265	233,730
Primary Health Properties PLC REIT	268,068	397,617
PRS REIT PLC (The)	401,970	537,026
Safestore Holdings PLC REIT	42,910	291,390
Segro PLC REIT	282,804	2,350,974
Shaftesbury PLC REIT	30,470	359,616
Tritax EuroBox PLC REIT 144A*	202,060	276,830
UNITE Group PLC (The) REIT	46,283	538,705
Urban & Civic PLC	140,000	554,727
Warehouse Reit PLC	102,497	130,522
Workspace Group PLC REIT	21,826	279,359

		11,248,944

Total Foreign Common Stocks (Cost $104,677,846)		105,477,460

197	See Notes to Schedule of Investments.

	Shares	Value
MONEY MARKET FUNDS — 1.7%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø¥	3,587,531	$3,587,531
Northern Institutional Liquid Assets Portfolio, 2.05%Ø§	418,592	418,592

Total Money Market Funds (Cost $4,006,123)		4,006,123

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
2.09%, 12/06/18Ω‡‡ (Cost $398,478)	$400,000	398,444

TOTAL INVESTMENTS — 99.6% (Cost $225,983,403)		230,304,528
Other Assets in Excess of Liabilities — 0.4%		845,936

NET ASSETS — 100.0%		$231,150,464

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	12/2018	25	$5,063,000	GSC	$(60,341)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$120,422,501	$120,422,501	$—	$—
Foreign Common Stocks	105,477,460	105,477,460	—	—
Money Market Funds	4,006,123	4,006,123	—	—
U.S. Treasury Obligation	398,444	—	398,444	—

Total Assets — Investments in Securities	$230,304,528	$229,906,084	$398,444	$—

Liabilities:
Other Financial Instruments
Futures Contracts	$(60,341)	$(60,341)	$—	$—

Total Liabilities — Other Financial Instruments	$(60,341)	$(60,341)	$—	$—

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

See Notes to Schedule of Investments.	198

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS	September 30, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.5%
Federal Farm Credit Bank
1.00%, 01/07/19	$1,000,000	$996,530
Federal Home Loan Bank
0.88%, 10/01/18	8,000,000	8,000,000
Federal National Mortgage Association
1.13%, 12/14/18	5,000,000	4,988,810

Total Agency Obligations (Cost $13,986,091)		13,985,340

CORPORATE BONDS — 21.4%
AES Corporation
4.88%, 05/15/23	1,000,000	1,013,750
Aircastle, Ltd.
6.25%, 12/01/19	700,000	722,184
Ally Financial, Inc.
3.75%, 11/18/19	2,250,000	2,247,187
AMC Networks, Inc.
4.75%, 12/15/22	500,000	501,250
Amgen, Inc.
4.10%, 06/15/21	1,000,000	1,017,783
APX Group, Inc.
7.88%, 12/01/22	2,400,000	2,454,000
Berry Global, Inc.
5.50%, 05/15/22	542,000	551,539
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,321,875
Calpine Corporation
6.00%, 01/15/22 144A	2,900,000	2,932,625
CCO Holdings LLC
5.25%, 03/15/21	750,000	755,156
5.25%, 09/30/22	1,250,000	1,266,012
Choice Hotels International, Inc.
5.75%, 07/01/22	395,000	417,713
Clean Harbors, Inc.
5.13%, 06/01/21	700,000	703,500
CNH Industrial Capital LLC
4.38%, 04/05/22	1,750,000	1,775,025
DaVita, Inc.
5.75%, 08/15/22	1,500,000	1,533,150
DISH DBS Corporation
7.88%, 09/01/19	500,000	518,855
5.13%, 05/01/20	2,500,000	2,528,075
Dollar Tree, Inc.
3.70%, 05/15/23	500,000	493,949
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,035,000
5.38%, 04/01/23	3,000,000	3,086,250
First Data Corporation
7.00%, 12/01/23 144A	3,500,000	3,653,125
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,717,476
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 144A	1,072,000	1,093,416

	Par	Value
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	$1,000,000	$1,016,243
GameStop Corporation
6.75%, 03/15/21 144A	500,000	513,250
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,450,000	1,453,625
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	1,000,000
5.25%, 12/15/23 144A	500,000	495,000
Herc Rentals, Inc.
7.50%, 06/01/22 144A	218,000	231,625
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,082,780
International Lease Finance Corporation
6.25%, 05/15/19	1,000,000	1,019,606
Iron Mountain, Inc. REIT
6.00%, 08/15/23	2,000,000	2,056,260
John Deere Capital Corporation
2.15%, 09/08/22	1,250,000	1,193,301
(Floating, ICE LIBOR USD 3M + 0.48%), 2.81%, 09/08/22†	250,000	250,428
KGA Escrow LLC
7.50%, 08/15/23 144A	500,000	520,000
Kinder Morgan, Inc.
3.15%, 01/15/23	2,000,000	1,947,572
Lamar Media Corporation
5.00%, 05/01/23	1,000,000	1,020,000
Laredo Petroleum, Inc.
5.63%, 01/15/22	1,250,000	1,246,875
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,015,380
Michaels Stores, Inc.
5.88%, 12/15/20 144A	1,000,000	1,006,000
MPLX LP
5.50%, 02/15/23	2,000,000	2,043,104
Murphy Oil USA, Inc.
6.00%, 08/15/23	100,000	103,250
NCR Corporation
5.88%, 12/15/21	250,000	253,438
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	1,041,862
Nielsen Co.
5.50%, 10/01/21 144A	2,505,000	2,523,787
Nuance Communications, Inc.
5.38%, 08/15/20 144A	998,000	1,001,618
Outfront Media Capital LLC
5.25%, 02/15/22	500,000	508,125
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	1,000,000	1,008,750
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	3,052,500
Penske Automotive Group, Inc.
5.75%, 10/01/22	2,250,000	2,293,594
Penske Truck Leasing Co. LP
2.70%, 03/14/23 144A	750,000	709,864

199	See Notes to Schedule of Investments.

	Par	Value
Prime Security Services Borrower LLC
9.25%, 05/15/23 144A	$1,000,000	$1,072,000
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,006,250
Realogy Group LLC
5.25%, 12/01/21 144A	3,675,000	3,697,969
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	484,554	486,371
6.88%, 02/15/21	1,386,149	1,403,476
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,000,000	1,040,661
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,518,150
Sinclair Television Group, Inc.
6.13%, 10/01/22	775,000	792,438
Spectrum Brands Holdings, Inc.
7.75%, 01/15/22	1,250,000	1,290,000
Sprint Capital Corporation
6.90%, 05/01/19	1,000,000	1,018,750
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	1,250,000	1,228,125
Sunoco LP
4.88%, 01/15/23 144A	1,000,000	992,500
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	1,500,000	1,511,250
T-Mobile USA, Inc.
6.50%, 01/15/24	2,500,000	2,603,125
United Rentals North America, Inc.
4.63%, 07/15/23	250,000	252,813
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	410,000
5.13%, 05/15/23 144A	1,000,000	957,500

Total Corporate Bonds (Cost $87,348,250)		86,228,110

FOREIGN BONDS — 1.5%
Argentina — 0.0%
Bonos De La Nacion Argentina En Moneda Dua
4.50%, 06/21/19	150,000	145,114

Canada — 0.7%
1011778 BC ULC
4.63%, 01/15/22 144A	750,000	752,812
Brookfield Residential Properties, Inc.
6.50%, 12/15/20 144A	1,969,000	1,981,306
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	258,438

		2,992,556

Ireland — 0.4%
Fly Leasing, Ltd.
6.38%, 10/15/21	1,500,000	1,548,750

Russia — 0.3%
Russian Federal Bond - OFZ
7.75%, 09/16/26(Q)	7,380,000	109,047

	Par	Value
6.90%, 05/23/29(Q)	$36,670,000	$501,820
7.25%, 05/10/34(Q)	36,310,000	497,952

		1,108,819

South Africa — 0.1%
Republic of South Africa Government Bond
8.50%, 01/31/37(S)	7,170,000	451,435

Total Foreign Bonds (Cost $6,468,239)		6,246,674

LOAN AGREEMENTS — 1.0%
APX Group, Inc., Initial Loan (Floating, ICE LIBOR USD 3M + 5.00%), 7.32%, 04/01/24†	1,000,000	997,500
Asurion, LLC Second Lien Replacement B-2 Term Loan (Floating, ICE LIBOR USD 1M + 6.50%), 8.74%, 08/04/25†	2,000,000	2,059,380
PetSmart, Inc. Tranche B-2 Loan (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.12%, 03/11/22†	987,245	864,175

Total Loan Agreements (Cost $3,935,908)		3,921,055

MORTGAGE-BACKED SECURITIES — 0.7%
Federal Home Loan Mortgage Corporation REMIC, Series 4248 (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 09/15/43† IO	706,957	99,937
Federal Home Loan Mortgage Corporation REMIC, Series 4286 (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 12/15/43† IO	428,360	62,278
Federal Home Loan Mortgage Corporation REMIC, Series 4320 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.94%, 07/15/39† IO	2,029,804	248,295
Federal Home Loan Mortgage Corporation REMIC, Series 4431 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.94%, 01/15/45† IO	653,431	97,906
Federal Home Loan Mortgage Corporation REMIC, Series 4583 (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 3.84%, 05/15/46† IO	1,798,825	326,861
Federal Home Loan Mortgage Corporation REMIC, Series 4596 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.94%, 06/15/46† IO	850,753	95,909

See Notes to Schedule of Investments.	200

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-115 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.88%, 10/25/42† IO	$831,849	$134,223
Federal National Mortgage Association REMIC, Series 2013-121 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.88%, 12/25/43† IO	4,273,306	536,007
Federal National Mortgage Association REMIC, Series 2013-130 (Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 4.43%, 10/25/42† IO	1,284,602	175,343
Federal National Mortgage Association REMIC, Series 2015-24 (Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.38%, 04/25/45† IO	673,949	86,670
Federal National Mortgage Association REMIC, Series 2016-69 (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 3.88%, 10/25/46† IO	967,426	115,507
Government National Mortgage Association, Series 2010-85 (Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 3.77%, 07/20/40† IO	301,491	45,013
Government National Mortgage Association, Series 2015-110 (Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 3.53%, 08/20/45† IO	429,407	51,257
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 3.54%, 08/20/45† IO	2,150,679	251,599
Government National Mortgage Association, Series 2015-126 4.00%, 09/20/45 IO	2,838,156	510,404
Government National Mortgage Association, Series 2015-57 (Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 3.43%, 04/20/45† IO	706,387	81,483

Total Mortgage-Backed Securities (Cost $2,926,531)		2,918,692

	Number of	Notional
	Contracts	Amount
PURCHASED OPTIONS — 0.2%
Call Options — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.23, Expires 11/22/18 (BNP)	1	$1,419,806	630

	Number of Contracts	Notional Amount	Value
Euro vs. U.S. Dollar, Strike Price $1.27, Expires 11/22/18 (BNP)	1	$ 1,419,805	$ 106

			736

Put Options — 0.2%
Fortive Corporation, Strike Price $100.00, Expires 10/19/18 (BNP)	275	2,315,500	445,775
S&P 500®, Strike Price $2,750.00, Expires 11/16/18 (Morgan Stanley)	18	2,627,100	11,160
S&P 500®, Strike Price $2,875.00, Expires 10/19/18 (JP Morgan)	53	15,444,094	66,515
S&P 500®, Strike Price $2,900.00, Expires 12/21/18 (JP Morgan)	32	9,324,736	171,040

			694,490

Total Purchased Options (Premiums paid $813,525)			695,226

		Par
U.S. TREASURY OBLIGATIONS — 30.1%
U.S. Treasury Bills
1.93%, 10/04/18Ω		$ 1,000,000	999,832
1.88%, 10/11/18Ω		14,000,000	13,992,062
1.96%, 10/18/18Ω		11,000,000	10,989,286
1.95%, 10/25/18Ω		2,000,000	1,997,232
2.03%, 11/15/18Ω		5,000,000	4,987,022
2.09%, 12/06/18Ω		750,000	747,082
2.16%, 12/27/18Ω		9,000,000	8,953,290
1.78%, 01/03/19Ω		12,950,000	12,875,861
2.35%, 07/18/19Ω		16,940,000	16,606,697

			72,148,364

U.S. Treasury Notes
1.25%, 10/31/18		16,200,000	16,189,446
0.75%, 02/15/19		16,900,000	16,799,656
1.25%, 04/30/19		16,200,000	16,089,889

			49,078,991

Total U.S. Treasury Obligations (Cost $121,292,312)			121,227,355

		Shares
COMMON STOCKS — 24.1%
Communication Services — 3.0%
Alphabet, Inc. Class A‡‡ *		1,468	1,771,993
Altice USA, Inc. Class A		49,682	901,231

201	See Notes to Schedule of Investments.

	Shares	Value
AT&T, Inc.	34,936	$1,173,151
CBS Corporation Class B (Non-Voting Shares)	22,260	1,278,837
Comcast Corporation Class A	15,034	532,354
Discovery, Inc. Class A*	39,993	1,279,776
Pandora Media, Inc.*	29,482	280,374
Take-Two Interactive Software, Inc.‡‡ *	5,439	750,528
T-Mobile US, Inc.*	5,472	384,025
Twenty-First Century Fox, Inc. Class A‡‡	78,683	3,645,383

		11,997,652

Consumer Discretionary — 1.0%
Macy’s, Inc.	20,512	712,382
Marriott Vacations Worldwide Corporation	13,540	1,513,095
Newell Brands, Inc.	47,812	970,583
Rent-A-Center Inc*	60,455	869,343

		4,065,403

Consumer Staples — 1.6%
Mondelez International, Inc. Class A	24,552	1,054,754
PepsiCo, Inc.‡‡	5,901	659,732
Pinnacle Foods, Inc.‡‡	50,762	3,289,885
Walmart, Inc.‡‡	15,370	1,443,397

		6,447,768

Energy — 3.4%
Andeavor	36,741	5,639,743
Cheniere Energy, Inc.*	13,432	933,412
Devon Energy Corporation	19,339	772,400
Energen Corporation‡‡ *	34,847	3,002,766
KLX Energy Services Holdings, Inc.*	4,868	155,825
Marathon Petroleum Corporation	16,603	1,327,742
Ocean Rig UDW, Inc. Class A‡‡ *	58,758	2,034,202

		13,866,090

Financials — 2.3%
American International Group, Inc.	9,855	524,680
Annaly Capital Management, Inc. REIT	30,209	309,038
Aspen Insurance Holdings, Ltd.	47,316	1,977,809
Bank of America Corporation	46,268	1,363,055
Beneficial Bancorp, Inc.	14,534	245,625
Citigroup, Inc.	21,750	1,560,345
Constellation Alpha Capital Corporation*	15,947	161,384
First Connecticut Bancorp, Inc.	41,742	1,233,476
Navigators Group, Inc. (The)	5,245	362,429
State Bank Financial Corporation	48,294	1,457,513

		9,195,354

Health Care — 2.3%
AbbVie, Inc.	5,626	532,107
Aetna, Inc.‡‡	18,557	3,764,287
Eli Lilly & Co.	383	41,100
Envision Healthcare Corporation‡‡ *	40,618	1,857,461

	Shares	Value
Express Scripts Holding Co.‡‡ *	23,662	$2,248,127
Johnson & Johnson‡‡	5,356	740,039

		9,183,121

Industrials — 2.9%
American Airlines Group, Inc.	22,478	929,016
Deere & Co.	5,088	764,879
Dun & Bradstreet Corporation (The)‡‡	19,412	2,766,404
Fortive Corporation‡	33,728	2,839,897
Honeywell International, Inc.	3,293	547,955
KLX, Inc.*	12,170	764,033
Rockwell Collins, Inc.‡‡	21,813	3,064,072

		11,676,256

Information Technology — 3.6%
Apple, Inc.	8,050	1,817,207
Broadcom, Inc.‡‡	5,457	1,346,406
CA, Inc.	66,677	2,943,789
Cootek Cayman, Inc. ADR*	807	8,405
Dell Technologies, Inc. Class V‡‡ *	22,467	2,181,995
Integrated Device Technology, Inc.*	22,568	1,060,922
Microsoft Corporation‡‡	16,182	1,850,735
Oclaro, Inc.*	24,774	221,480
Perspecta, Inc.	23,494	604,266
QUALCOMM, Inc.‡‡	24,537	1,767,400
TiVo Corporation	42,969	534,964

		14,337,569

Materials — 1.6%
Alcoa Corporation*	8,470	342,188
Bemis Co., Inc.‡‡	52,940	2,572,884
DowDuPont, Inc.	18,610	1,196,809
FMC Corporation‡‡	8,690	757,594
KapStone Paper and Packaging Corporation	43,946	1,490,209
KMG Chemicals, Inc.	3,690	278,817

		6,638,501

Real Estate — 1.9%
American Tower Corporation REIT	1,484	215,625
Brookfield Property REIT, Inc. Class A	45,894	960,562
Essex Property Trust, Inc. REIT‡‡	1,302	321,216
Gramercy Property Trust REIT	97,975	2,688,434
Kimco Realty Corporation REIT	30,835	516,178
LaSalle Hotel Properties REIT	71,226	2,463,707
Macerich Co. (The) REIT	7,126	393,997
Senior Housing Properties Trust REIT	11,404	200,254

		7,759,973

Utilities — 0.5%
Vectren Corporation‡‡	26,206	1,873,467

Total Common Stocks (Cost $94,731,178)		97,041,154

See Notes to Schedule of Investments.	202

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
FOREIGN COMMON STOCKS — 2.1%
Canada — 0.2%
Mitel Networks Corporation*	17,789	$196,035
Nevsun Resources, Ltd.	119,162	528,625

		724,660

Israel — 0.8%
Frutarom Industries, Ltd.	19,725	2,041,695
Orbotech, Ltd.*	19,804	1,177,150

		3,218,845

Jersey — 0.4%
Shire PLC ADR‡‡	10,074	1,826,114

Netherlands — 0.4%
NXP Semiconductor NV‡‡	18,315	1,565,932

United Kingdom — 0.3%
Royal Dutch Shell PLC ADR	15,274	1,040,770

Total Foreign Common Stocks (Cost $8,480,379)		8,376,321

MUTUAL FUNDS — 0.9%
SPDR S&P500 ETF Trust (Cost $3,743,415)	12,882	3,745,055

MONEY MARKET FUNDS — 21.6%
GuideStone Money Market Fund, 1.73% (Investor Class)Ø ¥	14,331,725	14,331,725
Northern Institutional U.S. Government Portfolio, 1.87%Ø	72,559,576	72,559,576

Total Money Market Funds (Cost $86,891,301)		86,891,301

TOTAL INVESTMENTS — 107.1% (Cost $430,617,129)		431,276,283

COMMON STOCKS SOLD SHORT — (6.6)%
Communication Services — (0.2)%
Sirius XM Holdings, Inc.	(43,600)	(275,552)
Walt Disney Co. (The)	(4,082)	(477,349)

		(752,901)

Consumer Discretionary — (0.6)%
Marriott Vacations Worldwide Corporation ‡‡	(13,540)	(1,513,095)
Starbucks Corporation	(18,563)	(1,055,121)

		(2,568,216)

Consumer Staples — (0.3)%
Conagra Brands, Inc.	(32,311)	(1,097,605)

Energy — (2.4)%
Apache Corporation	(5,919)	(282,159)
Cheniere Energy, Inc. *	(13,432)	(933,390)
Diamondback Energy, Inc.	(9,203)	(1,244,153)
Exxon Mobil Corporation	(25,344)	(2,154,747)
Marathon Petroleum Corporation	(54,098)	(4,326,217)
Occidental Petroleum Corporation	(3,440)	(282,665)

	Shares	Value
Pioneer Natural Resources Co.	(1,549)	$(269,820)

		(9,493,151)

Financials — (1.0)%
Annaly Capital Management, Inc. REIT	(30,304)	(310,010)
Berkshire Hathaway, Inc. Class B ‡‡ *	(3,414)	(730,971)
Cadence BanCorp	(56,050)	(1,464,026)
People’s United Financial, Inc.	(72,006)	(1,232,743)
Two Harbors Investment Corporation REIT	(2,041)	(30,472)
WSFS Financial Corporation	(4,379)	(206,470)

		(3,974,692)

Health Care — (0.6)%
Cigna Corporation	(5,759)	(1,199,312)
CVS Health Corporation	(15,588)	(1,227,087)
Eli Lilly & Co.	(383)	(41,100)

		(2,467,499)

Industrials — (0.5)%
3M Co.	(2,531)	(533,307)
Altra Industrial Motion Corporation	(13,772)	(568,783)
United Technologies Corporation	(6,938)	(970,002)

		(2,072,092)

Information Technology — (0.3)%
Cabot Microelectronics Corporation	(738)	(76,139)
KLA-Tencor Corporation	(4,950)	(503,465)
Lumentum Holdings, Inc. *	(1,668)	(99,997)
Vmware, Inc. Class A *	(4,020)	(627,361)

		(1,306,962)

Materials — (0.3)%
International Flavors & Fragrances, Inc.	(4,942)	(687,531)
PPG Industries, Inc.	(3,204)	(349,653)

		(1,037,184)

Real Estate — (0.4)%
Pebblebrook Hotel Trust REIT	(46,104)	(1,676,802)

Total Common Stocks Sold Short (Proceeds $(25,961,645))		(26,447,104)

FOREIGN COMMON STOCKS SOLD SHORT — (1.5)%
Australia — (0.6)%
Amcor, Ltd.	(251,846)	(2,490,401)

Canada — (0.2)%
Enbridge, Inc.	(27,497)	(887,878)

Ireland — (0.1)%
Johnson Controls International PLC	(8,435)	(295,225)

Japan — (0.3)%
Takeda Pharmaceutical Co., Ltd.	(25,222)	(1,079,072)

203	See Notes to Schedule of Investments.

		Shares	Value
Switzerland — (0.3)%
Transocean, Ltd. *		(95,368)	$(1,330,384)

Total Foreign Common Stocks Sold Short (Proceeds $(5,965,517))			(6,082,960)

MUTUAL FUNDS SOLD SHORT — (4.5)%
Consumer Staples Select SPDR Fund		(44,632)	(2,407,004)
Energy Select Sector SPDR Fund		(10,705)	(810,797)
iShares Russell 2000 ETF		(16,060)	(2,706,913)
SPDR S&P 500 ETF Trust		(42,149)	(12,253,557)

Total Mutual Funds Sold Short (Proceeds $(18,179,224))			(18,178,271)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
Euro vs. U.S. Dollar, Strike Price $1.25, Expires 11/22/18 (BNP)	1	$(2,839,611)	(470)
Fortive Corporation, Strike Price $100.00, Expires 10/19/18 (BNP)	(275)	(2,315,500)	(275)
S&P 500®, Strike Price $2,900.00, Expires 12/21/18 (JP Morgan)	(32)	(9,324,736)	(231,520)

			(232,265)

Put Options — (0.0)%
S&P 500®, Strike Price $2,785.00, Expires 10/05/18 (Morgan Stanley)	(63)	(6,993,552)	(2,880)
S&P 500®, Strike Price $2,795.00, Expires 10/08/18 (Morgan Stanley)	(65)	(6,702,154)	(4,198)
S&P 500®, Strike Price $2,800.00, Expires 10/03/18 (Morgan Stanley)	(67)	(6,993,552)	(1,800)
S&P 500®, Strike Price $2,805.00, Expires 10/10/18 (Morgan Stanley)	(67)	(7,576,348)	(7,605)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,810.00, Expires 10/01/18 (Morgan Stanley)	(63)	$(6,993,552)	$(600)
S&P 500®, Strike Price $2,815.00, Expires 10/15/18 (Morgan Stanley)	(64)	(6,410,756)	(10,450)
S&P 500®, Strike Price $2,825.00, Expires 10/12/18 (Morgan Stanley)	(66)	(6,702,154)	(10,695)
S&P 500®, Strike Price $2,835.00, Expires 10/17/18 (Morgan Stanley)	(63)	(6,702,154)	(15,985)
S&P 500®, Strike Price $2,835.00, Expires 10/19/18 (JP Morgan)	(53)	(15,444,094)	(41,075)
S&P 500®, Strike Price $2,835.00, Expires 10/26/18 (Morgan Stanley)	(63)	(6,410,756)	(23,980)
S&P 500®, Strike Price $2,840.00, Expires 10/22/18 (Morgan Stanley)	(64)	(6,119,358)	(19,215)
S&P 500®, Strike Price $2,850.00, Expires 10/24/18 (Morgan Stanley)	(60)	(6,993,552)	(27,000)
S&P 500®, Strike Price $2,865.00, Expires 10/19/18 (Morgan Stanley)	(64)	(6,410,756)	(25,300)

			(190,783)

Total Written Options (Premiums received $ (641,322))			(423,048)

Other Assets in Excess of Liabilities — 5.6%			22,537,973

NET ASSETS — 100.0%			$402,682,873

Futures Contracts outstanding at September 30, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	12/2018	(70)	$(12,905,420)	MSCS	$129,199
Euro-OAT	12/2018	(2)	(350,753)	MSCS	3,409
10-Year Japanese Treasury Bond	12/2018	10	13,209,822	MSCS	(17,494)

See Notes to Schedule of Investments.	204

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2018	(12)	$(1,512,000)	MSCS	$23,308
10-Year U.S. Treasury Note	12/2018	(77)	(9,146,156)	MSCS	57,826
2-Year U.S. Treasury Note	12/2018	(31)	(6,532,766)	MSCS	13,625
Long U.S. Treasury Bond	12/2018	7	983,500	MSCS	(25,580)
Ultra Long U.S. Treasury Bond	12/2018	54	8,331,188	MSCS	(200,033)
5-Year U.S. Treasury Note	04/2019	(100)	(11,247,656)	MSCS	50,188

Total Futures Contracts outstanding at September 30, 2018			$(19,170,241)		$34,448

Forward Foreign Currency Contracts outstanding at September 30, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/16/18	U.S. Dollars	33,390,978	Euro	28,313,275	SS	$475,415
10/16/18	U.S. Dollars	32,705,996	Swedish Kronor	286,465,276	GSC	429,874
10/16/18	Canadian Dollars	30,199,108	U.S. Dollars	22,989,927	GSC	398,831
10/16/18	U.S. Dollars	15,212,630	Australian Dollars	20,493,993	JPM	396,797
10/16/18	U.S. Dollars	12,268,520	New Zealand Dollars	18,089,426	JPM	276,786
10/16/18	U.S. Dollars	10,943,643	New Zealand Dollars	16,128,388	SC	251,909
10/16/18	U.S. Dollars	14,005,295	Japanese Yen	1,563,046,923	SS	232,075
10/16/18	U.S. Dollars	8,260,858	New Zealand Dollars	12,162,487	CITI	198,175
10/16/18	U.S. Dollars	14,202,536	Euro	12,048,402	GSC	195,681
10/16/18	U.S. Dollars	5,872,563	Australian Dollars	7,908,217	RBC	155,433
10/16/18	U.S. Dollars	5,040,305	Australian Dollars	6,782,890	SC	136,713
10/16/18	U.S. Dollars	6,277,043	Swedish Kronor	54,518,139	GSC	134,469
10/16/18	Norwegian Kroner	33,936,473	U.S. Dollars	4,040,297	GSC	132,215
10/16/18	U.S. Dollars	4,821,179	Japanese Yen	532,918,624	GSC	125,219
10/16/18	U.S. Dollars	5,490,985	Australian Dollars	7,425,769	SS	122,634
10/16/18	U.S. Dollars	4,573,000	New Zealand Dollars	6,740,265	RBC	104,784
10/16/18	U.S. Dollars	4,711,025	British Pounds	3,537,735	SS	96,563
10/16/18	U.S. Dollars	3,890,092	Australian Dollars	5,249,787	CITI	94,836
10/16/18	U.S. Dollars	3,552,938	Japanese Yen	392,556,316	GSC	93,820
01/07/19	U.S. Dollars	3,324,000	Chinese Offshore Yuan	22,361,545	MSCS	87,500
10/16/18	U.S. Dollars	3,864,003	British Pounds	2,898,177	SC	83,752
10/16/18	U.S. Dollars	10,360,461	Norwegian Kroner	83,586,921	SS	83,394
10/16/18	U.S. Dollars	4,110,690	British Pounds	3,087,657	GSC	83,290
10/16/18	Norwegian Kroner	17,650,672	U.S. Dollars	2,090,321	SS	79,841
10/16/18	Australian Dollars	5,263,331	U.S. Dollars	3,739,049	SS	65,999
10/16/18	Norwegian Kroner	19,287,125	U.S. Dollars	2,309,086	SS	62,279
10/16/18	Canadian Dollars	8,277,962	U.S. Dollars	6,349,411	JPM	61,747
01/09/19	U.S. Dollars	1,672,000	Chinese Offshore Yuan	11,144,716	MSCS	59,061
10/16/18	U.S. Dollars	2,602,298	New Zealand Dollars	3,836,924	SS	58,747
10/16/18	U.S. Dollars	2,807,260	Japanese Yen	312,040,136	SS	57,632
10/16/18	U.S. Dollars	7,648,109	Norwegian Kroner	61,742,192	JPM	56,866
10/16/18	U.S. Dollars	2,576,002	Japanese Yen	286,106,248	SS	54,898
10/16/18	Canadian Dollars	6,495,843	U.S. Dollars	4,977,368	GSC	53,566
10/16/18	U.S. Dollars	6,288,040	Euro	5,363,048	SS	53,235
10/16/18	U.S. Dollars	1,821,851	Australian Dollars	2,453,242	CITI	48,316
10/16/18	U.S. Dollars	5,038,526	Norwegian Kroner	40,595,238	SC	47,315
10/24/18	U.S. Dollars	1,057,095	South African Rand	14,338,753	MSCS	46,450
10/16/18	U.S. Dollars	2,706,543	Swiss Francs	2,607,007	SS	46,218
10/16/18	U.S. Dollars	2,296,620	Swiss Francs	2,206,393	SS	45,103

205	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/16/18	Euro	2,651,540	U.S. Dollars	3,039,805	SS	$42,740
10/16/18	U.S. Dollars	2,370,591	Euro	2,003,063	GSC	41,933
10/16/18	U.S. Dollars	2,622,304	Japanese Yen	292,872,060	RBC	41,581
10/16/18	Swedish Kronor	11,683,330	U.S. Dollars	1,275,100	SS	41,264
10/16/18	U.S. Dollars	4,094,123	Swedish Kronor	35,977,105	SC	40,573
10/16/18	Canadian Dollars	2,951,396	U.S. Dollars	2,249,103	SC	36,710
10/16/18	U.S. Dollars	3,218,973	Euro	2,738,442	GSC	35,401
10/16/18	Canadian Dollars	4,262,512	U.S. Dollars	3,266,618	GSC	34,634
10/16/18	U.S. Dollars	2,495,559	Euro	2,117,249	RBC	34,154
10/24/18	South African Rand	7,141,643	U.S. Dollars	469,782	MSCS	33,586
10/16/18	Australian Dollars	2,694,548	U.S. Dollars	1,915,941	CITI	32,043
10/16/18	Norwegian Kroner	11,594,203	U.S. Dollars	1,395,147	JPM	30,368
10/16/18	U.S. Dollars	1,452,956	British Pounds	1,091,155	CITI	29,703
10/16/18	U.S. Dollars	1,901,219	Japanese Yen	212,427,792	JPM	29,353
10/16/18	Canadian Dollars	1,896,464	U.S. Dollars	1,439,460	CITI	29,323
10/16/18	U.S. Dollars	1,871,360	Norwegian Kroner	14,989,328	CITI	28,412
12/19/18	Swedish Kronor	20,889,164	Euro	2,001,520	MSCS	27,499
12/19/18	Swedish Kronor	13,905,948	Euro	1,325,518	MSCS	26,369
10/16/18	Mexican Pesos	29,346,247	U.S. Dollars	1,537,660	GSC	26,060
10/16/18	U.S. Dollars	935,575	Australian Dollars	1,259,271	SS	25,204
10/16/18	Norwegian Kroner	8,294,360	U.S. Dollars	995,062	SS	24,735
10/16/18	Swiss Francs	7,223,475	U.S. Dollars	7,348,054	GSC	23,154
10/16/18	Norwegian Kroner	5,394,910	U.S. Dollars	641,710	SS	21,598
10/16/18	U.S. Dollars	1,137,387	Australian Dollars	1,544,313	CITI	20,948
10/16/18	Norwegian Kroner	30,141,818	U.S. Dollars	3,685,501	SS	20,455
10/16/18	British Pounds	1,175,613	U.S. Dollars	1,513,010	GSC	20,406
10/16/18	U.S. Dollars	991,290	Australian Dollars	1,343,757	SC	19,840
12/19/18	Norwegian Kroner	4,721,093	Euro	481,572	MSCS	19,118
12/19/18	Hungarian Forint	345,278,085	Euro	1,051,523	MSCS	18,938
10/16/18	U.S. Dollars	1,431,651	Euro	1,215,432	SC	18,652
10/16/18	U.S. Dollars	2,068,680	Swiss Francs	2,009,212	JPM	18,376
10/16/18	U.S. Dollars	889,804	Swiss Francs	854,069	SS	18,268
10/16/18	Canadian Dollars	2,475,041	U.S. Dollars	1,899,079	SS	17,803
10/16/18	Australian Dollars	3,801,394	U.S. Dollars	2,730,693	GSC	17,469
10/16/18	U.S. Dollars	2,108,441	Euro	1,800,103	SS	15,733
10/30/18	U.S. Dollars	69,998	Argentine Pesos	2,337,598	MSCS	15,686
10/16/18	U.S. Dollars	2,144,637	Euro	1,831,542	SS	15,380
10/16/18	Canadian Dollars	1,017,065	U.S. Dollars	772,370	SS	15,331
12/19/18	Norwegian Kroner	8,412,270	Euro	874,518	MSCS	14,857
10/16/18	U.S. Dollars	2,039,694	Swedish Kronor	17,972,430	JPM	14,735
12/19/18	Norwegian Kroner	2,821,222	Swiss Francs	324,917	MSCS	14,160
10/16/18	U.S. Dollars	918,512	Swiss Francs	886,731	GSC	13,645
10/22/18	Colombian Pesos	1,855,932,015	U.S. Dollars	612,903	MSCS	13,630
10/16/18	U.S. Dollars	2,577,428	New Zealand Dollars	3,867,538	SS	13,583
11/21/18	Russian Rubles	22,184,000	U.S. Dollars	323,252	MSCS	13,488
10/16/18	Canadian Dollars	2,260,350	U.S. Dollars	1,737,712	SS	12,895
10/16/18	U.S. Dollars	494,042	Japanese Yen	54,626,201	SC	12,688
10/16/18	British Pounds	1,042,829	U.S. Dollars	1,347,668	GSC	12,551
10/16/18	Swiss Francs	1,389,930	U.S. Dollars	1,406,510	CITI	11,847
10/16/18	U.S. Dollars	694,114	Australian Dollars	944,190	SS	11,525
10/16/18	U.S. Dollars	1,944,666	Japanese Yen	219,434,415	GSC	11,060
10/16/18	U.S. Dollars	644,892	Swedish Kronor	5,627,778	CITI	10,809
12/19/18	Australian Dollars	2,626,369	U.S. Dollars	1,889,607	MSCS	10,081
10/16/18	New Zealand Dollars	3,602,750	U.S. Dollars	2,378,265	SS	10,048
12/19/18	New Zealand Dollars	2,697,252	U.S. Dollars	1,778,744	MSCS	9,993
10/16/18	U.S. Dollars	1,113,130	Norwegian Kroner	8,973,053	CITI	9,887

See Notes to Schedule of Investments.	206

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/16/18	Canadian Dollars	1,220,786	U.S. Dollars	935,795	GSC	$9,685
12/19/18	Norwegian Kroner	2,827,485	Euro	290,015	MSCS	9,581
10/16/18	U.S. Dollars	1,454,287	New Zealand Dollars	2,179,337	SS	9,574
10/16/18	New Zealand Dollars	824,424	U.S. Dollars	537,067	JPM	9,455
11/21/18	Russian Rubles	11,715,977	U.S. Dollars	168,950	MSCS	8,892
10/16/18	U.S. Dollars	2,094,139	Euro	1,793,938	CITI	8,599
12/19/18	Euro	462,481	Swiss Francs	518,226	MSCS	8,444
10/16/18	Euro	2,304,188	U.S. Dollars	2,670,600	SS	8,131
12/19/18	U.S. Dollars	1,503,033	Chinese Offshore Yuan	10,322,527	MSCS	8,061
12/19/18	Canadian Dollars	499,400	U.S. Dollars	379,492	MSCS	7,839
10/16/18	U.S. Dollars	549,406	Euro	465,871	CITI	7,809
10/10/18	Chilean Pesos	115,591,175	U.S. Dollars	167,998	MSCS	7,765
10/16/18	U.S. Dollars	992,264	Swedish Kronor	8,738,554	SS	7,689
10/16/18	Canadian Dollars	631,011	U.S. Dollars	481,099	CITI	7,609
10/17/18	U.S. Dollars	107,976	Argentine Pesos	4,243,460	MSCS	7,572
10/16/18	U.S. Dollars	456,396	New Zealand Dollars	677,085	SC	7,547
10/16/18	Australian Dollars	1,969,286	U.S. Dollars	1,416,139	SS	7,527
10/10/18	Chilean Pesos	114,763,129	U.S. Dollars	167,031	MSCS	7,473
10/16/18	U.S. Dollars	1,034,595	British Pounds	787,483	SC	7,438
11/21/18	Russian Rubles	7,112,931	U.S. Dollars	100,953	MSCS	7,017
10/16/18	Australian Dollars	620,549	U.S. Dollars	441,606	JPM	7,011
10/16/18	Norwegian Kroner	70,662,776	U.S. Dollars	8,681,037	GSC	6,997
10/16/18	U.S. Dollars	629,709	British Pounds	477,707	SC	6,609
11/21/18	Russian Rubles	11,548,789	U.S. Dollars	168,953	MSCS	6,351
12/19/18	Mexican Pesos	3,299,177	U.S. Dollars	168,006	MSCS	6,071
10/16/18	U.S. Dollars	4,028,139	Australian Dollars	5,563,613	SS	6,007
10/11/18	U.S. Dollars	1,322,908	Taiwan Dollars	40,137,040	MSCS	5,975
10/16/18	U.S. Dollars	439,678	Swedish Kronor	3,850,835	CITI	5,804
11/21/18	Russian Rubles	9,973,089	U.S. Dollars	145,624	MSCS	5,761
12/19/18	U.S. Dollars	303,747	Japanese Yen	33,630,401	MSCS	5,753
12/19/18	U.S. Dollars	723,987	Euro	614,460	MSCS	5,590
12/19/18	Norwegian Kroner	2,817,045	Swedish Kronor	3,017,337	MSCS	5,379
10/16/18	U.S. Dollars	2,776,715	Japanese Yen	314,519,666	JPM	5,239
12/19/18	Euro	290,015	Swiss Francs	325,120	MSCS	5,142
10/17/18	South Korean Won	380,419,401	U.S. Dollars	337,933	MSCS	5,054
10/22/18	Chilean Pesos	204,102,585	U.S. Dollars	305,552	MSCS	4,903
11/21/18	Russian Rubles	4,736,390	U.S. Dollars	67,056	MSCS	4,839
10/16/18	U.S. Dollars	641,791	Swedish Kronor	5,653,865	GSC	4,769
10/16/18	U.S. Dollars	542,332	Swiss Francs	527,060	SS	4,493
12/19/18	Norwegian Kroner	1,397,235	U.S. Dollars	167,969	MSCS	4,321
12/19/18	Canadian Dollars	459,896	Norwegian Kroner	2,857,980	MSCS	4,280
10/16/18	Euro	736,902	U.S. Dollars	852,409	SS	4,275
10/16/18	U.S. Dollars	694,906	Euro	594,140	CITI	4,189
12/19/18	U.S. Dollars	541,038	Euro	459,267	MSCS	4,084
10/16/18	U.S. Dollars	4,035,675	Canadian Dollars	5,205,537	SS	4,065
10/09/18	U.S. Dollars	176,166	Argentine Pesos	7,196,377	MSCS	4,003
10/16/18	U.S. Dollars	1,111,344	Norwegian Kroner	9,006,529	GSC	3,985
10/16/18	U.S. Dollars	530,129	Swedish Kronor	4,670,088	SC	3,948
12/19/18	South African Rand	1,014,149	U.S. Dollars	67,056	MSCS	3,887
10/16/18	Canadian Dollars	325,419	U.S. Dollars	248,150	RBC	3,882
12/19/18	Euro	143,905	Japanese Yen	18,549,805	MSCS	3,880
10/16/18	U.S. Dollars	693,164	Australian Dollars	953,773	SS	3,648
10/16/18	Australian Dollars	1,406,690	U.S. Dollars	1,013,354	SS	3,592
10/16/18	Canadian Dollars	1,981,308	U.S. Dollars	1,530,913	SC	3,580
10/16/18	U.S. Dollars	2,309,068	Swedish Kronor	20,463,226	GSC	3,471
12/19/18	U.S. Dollars	262,985	Euro	222,085	MSCS	3,334

207	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	U.S. Dollars	180,042	British Pounds	135,076	MSCS	$3,278
10/16/18	British Pounds	924,929	U.S. Dollars	1,203,280	JPM	3,156
12/19/18	Norwegian Kroner	1,466,941	Euro	152,112	MSCS	3,043
12/19/18	U.S. Dollars	307,304	Euro	260,255	MSCS	3,026
10/16/18	Swiss Francs	281,945	U.S. Dollars	284,750	RBC	2,961
12/19/18	Swedish Kronor	1,508,898	U.S. Dollars	168,100	MSCS	2,919
10/16/18	Swedish Kronor	28,541,717	U.S. Dollars	3,212,891	CITI	2,912
11/05/18	U.S. Dollars	238,001	Brazilian Reals	952,885	MSCS	2,729
10/16/18	U.S. Dollars	3,472,899	New Zealand Dollars	5,234,802	SS	2,675
10/16/18	U.S. Dollars	498,798	British Pounds	380,381	JPM	2,646
11/21/18	Russian Rubles	6,831,749	U.S. Dollars	101,069	MSCS	2,634
11/21/18	Russian Rubles	4,583,099	U.S. Dollars	66,995	MSCS	2,574
10/16/18	Swedish Kronor	11,331,500	U.S. Dollars	1,274,165	SS	2,558
12/19/18	U.S. Dollars	355,595	Euro	302,038	MSCS	2,467
12/19/18	Norwegian Kroner	1,450,451	Euro	150,921	MSCS	2,403
12/19/18	U.S. Dollars	167,972	Japanese Yen	18,688,605	MSCS	2,375
12/19/18	Australian Dollars	237,541	Euro	144,965	MSCS	2,331
12/19/18	Canadian Dollars	261,113	U.S. Dollars	200,261	MSCS	2,257
12/19/18	Turkish Lira	439,930	U.S. Dollars	66,914	MSCS	2,235
12/19/18	Canadian Dollars	230,991	U.S. Dollars	177,017	MSCS	2,138
11/21/18	Russian Rubles	3,422,147	U.S. Dollars	49,848	MSCS	2,098
12/19/18	Swedish Kronor	1,311,586	Euro	125,354	MSCS	2,097
10/17/18	South Korean Won	188,677,597	U.S. Dollars	168,027	MSCS	2,085
12/19/18	Turkish Lira	464,946	U.S. Dollars	71,020	MSCS	2,061
12/19/18	U.S. Dollars	177,507	Euro	150,099	MSCS	2,018
10/16/18	U.S. Dollars	3,715,936	Euro	3,194,677	GSC	1,969
12/19/18	Euro	145,103	Swiss Francs	163,325	MSCS	1,897
11/21/18	Russian Rubles	5,928,848	U.S. Dollars	88,102	MSCS	1,894
12/14/18	Taiwan Dollars	5,141,114	U.S. Dollars	167,955	MSCS	1,887
12/19/18	U.S. Dollars	165,874	Japanese Yen	18,515,186	MSCS	1,814
12/19/18	New Zealand Dollars	256,005	U.S. Dollars	167,977	MSCS	1,797
10/17/18	South Korean Won	187,258,076	U.S. Dollars	167,072	MSCS	1,760
12/19/18	Australian Dollars	236,717	Euro	144,967	MSCS	1,733
12/19/18	Turkish Lira	462,413	U.S. Dollars	70,971	MSCS	1,712
12/19/18	Australian Dollars	150,416	U.S. Dollars	107,112	MSCS	1,685
12/19/18	U.S. Dollars	179,491	Euro	152,096	MSCS	1,668
12/19/18	British Pounds	136,249	Euro	151,080	MSCS	1,663
12/19/18	U.S. Dollars	178,129	British Pounds	134,862	MSCS	1,644
12/19/18	New Zealand Dollars	163,899	U.S. Dollars	107,117	MSCS	1,577
12/19/18	Turkish Lira	461,973	U.S. Dollars	71,039	MSCS	1,575
11/08/18	Canadian Dollars	122,363	U.S. Dollars	93,240	MSCS	1,574
12/19/18	U.S. Dollars	177,266	New Zealand Dollars	264,963	MSCS	1,550
12/19/18	Canadian Dollars	231,240	Euro	152,081	MSCS	1,543
12/19/18	Turkish Lira	436,574	U.S. Dollars	67,092	MSCS	1,530
12/19/18	U.S. Dollars	173,523	Australian Dollars	237,824	MSCS	1,502
10/17/18	South Korean Won	187,986,779	U.S. Dollars	168,021	MSCS	1,468
12/19/18	Polish Zloty	669,016	Euro	154,304	MSCS	1,441
12/19/18	U.S. Dollars	177,020	Japanese Yen	19,816,198	MSCS	1,431
10/11/18	Taiwan Dollars	10,338,642	U.S. Dollars	337,809	MSCS	1,412
12/19/18	U.S. Dollars	177,144	New Zealand Dollars	264,991	MSCS	1,410
10/22/18	Colombian Pesos	528,533,833	U.S. Dollars	177,019	MSCS	1,405
12/19/18	Euro	288,106	Japanese Yen	37,857,893	MSCS	1,387
12/19/18	U.S. Dollars	170,814	Euro	144,940	MSCS	1,357
12/19/18	Australian Dollars	236,191	Euro	145,024	MSCS	1,285
10/16/18	U.S. Dollars	470,674	Australian Dollars	649,340	SC	1,243
12/19/18	Australian Dollars	467,129	Euro	287,937	MSCS	1,238

See Notes to Schedule of Investments.	208

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	U.S. Dollars	153,493	Euro	130,239	MSCS	$1,223
12/19/18	U.S. Dollars	177,698	Euro	150,943	MSCS	1,222
12/19/18	U.S. Dollars	176,462	British Pounds	133,918	MSCS	1,214
12/19/18	Australian Dollars	236,002	Euro	145,024	MSCS	1,148
12/19/18	British Pounds	135,684	Euro	150,902	MSCS	1,132
10/11/18	Taiwan Dollars	26,399,042	U.S. Dollars	865,117	MSCS	1,060
10/17/18	South Korean Won	113,113,812	U.S. Dollars	100,940	MSCS	1,043
10/16/18	Euro	646,751	U.S. Dollars	750,859	JPM	1,020
10/16/18	Norwegian Kroner	4,746,728	U.S. Dollars	582,593	SS	1,020
12/19/18	Japanese Yen	19,912,388	Euro	150,070	MSCS	985
12/19/18	Australian Dollars	94,349	U.S. Dollars	67,258	MSCS	985
12/19/18	Polish Zloty	627,047	Euro	144,968	MSCS	948
12/19/18	Euro	302,947	U.S. Dollars	353,295	MSCS	896
12/19/18	Polish Zloty	652,963	Euro	151,056	MSCS	875
12/19/18	Polish Zloty	499,276	U.S. Dollars	134,839	MSCS	870
12/19/18	U.S. Dollars	176,566	New Zealand Dollars	264,936	MSCS	869
12/19/18	Canadian Dollars	140,280	U.S. Dollars	107,952	MSCS	848
12/19/18	U.S. Dollars	85,234	New Zealand Dollars	127,275	MSCS	829
10/17/18	South Korean Won	85,440,624	U.S. Dollars	76,215	MSCS	819
10/16/18	New Zealand Dollars	1,696,564	U.S. Dollars	1,123,875	GSC	801
12/19/18	Euro	207,745	British Pounds	184,994	MSCS	797
12/19/18	Mexican Pesos	820,592	U.S. Dollars	42,522	MSCS	776
10/25/18	U.S. Dollars	63,896	New Zealand Dollars	95,249	MSCS	751
12/19/18	U.S. Dollars	85,271	Australian Dollars	116,856	MSCS	747
12/19/18	Mexican Pesos	817,059	U.S. Dollars	42,376	MSCS	735
12/19/18	South African Rand	1,024,534	U.S. Dollars	70,967	MSCS	702
12/19/18	U.S. Dollars	99,661	Japanese Yen	11,172,117	MSCS	666
12/19/18	New Zealand Dollars	132,092	Australian Dollars	120,189	MSCS	665
12/19/18	Mexican Pesos	1,623,270	U.S. Dollars	85,015	MSCS	635
12/19/18	U.S. Dollars	176,440	Australian Dollars	243,064	MSCS	629
12/19/18	U.S. Dollars	100,087	Swedish Kronor	877,597	MSCS	620
01/09/19	Chinese Offshore Yuan	11,144,716	U.S. Dollars	1,612,334	MSCS	605
12/19/18	Czech Republic Koruna	4,083,463	U.S. Dollars	184,355	MSCS	597
12/19/18	Polish Zloty	647,290	Euro	149,988	MSCS	582
12/19/18	Euro	263,859	Swedish Kronor	2,716,826	MSCS	566
12/19/18	New Zealand Dollars	256,014	U.S. Dollars	169,227	MSCS	554
11/21/18	Russian Rubles	4,712,256	U.S. Dollars	70,979	MSCS	551
12/19/18	Turkish Lira	430,060	U.S. Dollars	67,052	MSCS	545
12/19/18	U.S. Dollars	167,984	Chinese Offshore Yuan	1,156,156	MSCS	542
12/19/18	Euro	144,968	Czech Republic Koruna	3,730,837	MSCS	510
12/19/18	Australian Dollars	471,073	U.S. Dollars	340,223	MSCS	510
12/19/18	Euro	302,947	U.S. Dollars	353,715	MSCS	477
12/19/18	U.S. Dollars	167,915	Chinese Offshore Yuan	1,156,228	MSCS	463
10/29/18	Indonesian Rupiahs	14,459,883,380	U.S. Dollars	965,602	MSCS	405
12/19/18	Euro	151,031	British Pounds	134,641	MSCS	383
12/19/18	Euro	152,043	British Pounds	135,550	MSCS	377
12/19/18	Euro	96,744	Polish Zloty	414,863	MSCS	344
11/21/18	Russian Rubles	1,754,189	U.S. Dollars	26,325	MSCS	303
12/19/18	U.S. Dollars	108,411	British Pounds	82,618	MSCS	296
12/19/18	Canadian Dollars	101,536	U.S. Dollars	78,470	MSCS	281
10/04/18	U.S. Dollars	9,049	Argentine Pesos	366,491	MSCS	221
12/19/18	U.S. Dollars	71,085	Norwegian Kroner	574,986	MSCS	184
12/19/18	Japanese Yen	39,722,481	Euro	300,898	MSCS	179
12/19/18	Australian Dollars	315,283	U.S. Dollars	227,871	MSCS	178
12/19/18	U.S. Dollars	354,346	Euro	302,930	MSCS	175
12/19/18	U.S. Dollars	108,145	Swedish Kronor	952,668	MSCS	169

209	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/18	Argentine Pesos	380,065	U.S. Dollars	9,049	MSCS	$106
12/19/18	U.S. Dollars	177,085	Chinese Offshore Yuan	1,222,187	MSCS	80
12/19/18	Euro	151,106	British Pounds	134,941	MSCS	79
12/19/18	Australian Dollars	126,090	New Zealand Dollars	137,449	MSCS	51
12/19/18	Singapore Dollars	241,731	U.S. Dollars	177,094	MSCS	47
12/19/18	U.S. Dollars	78,396	Norwegian Kroner	635,438	MSCS	42
12/19/18	Chinese Offshore Yuan	498,517	U.S. Dollars	72,164	MSCS	34
12/19/18	U.S. Dollars	176,918	Chinese Offshore Yuan	1,221,440	MSCS	21
12/19/18	U.S. Dollars	176,563	British Pounds	134,908	MSCS	20
10/16/18	Australian Dollars	638,856	U.S. Dollars	461,834	CITI	17
12/19/18	U.S. Dollars	67,249	British Pounds	51,378	MSCS	15
12/19/18	U.S. Dollars	71,168	Swedish Kronor	627,785	MSCS	15
12/19/18	Euro	150,905	British Pounds	134,821	MSCS	—

Subtotal Appreciation						$7,006,379

11/21/18	Russian Rubles	11,665,236	U.S. Dollars	177,081	MSCS	$(9)
10/16/18	U.S. Dollars	4,369,052	Canadian Dollars	5,641,267	SS	(25)
12/19/18	Australian Dollars	243,948	U.S. Dollars	176,527	MSCS	(77)
12/19/18	Norwegian Kroner	923,134	Canadian Dollars	146,886	MSCS	(93)
12/19/18	Japanese Yen	19,897,034	Euro	150,880	MSCS	(97)
10/17/18	U.S. Dollars	169,078	South Korean Won	187,659,872	MSCS	(116)
12/19/18	Australian Dollars	93,966	New Zealand Dollars	102,706	MSCS	(145)
10/16/18	Norwegian Kroner	5,940,027	U.S. Dollars	730,493	JPM	(163)
10/16/18	British Pounds	1,037,327	U.S. Dollars	1,353,229	SS	(187)
10/11/18	Taiwan Dollars	5,388,467	U.S. Dollars	176,990	MSCS	(190)
12/19/18	Euro	145,024	British Pounds	129,713	MSCS	(190)
12/19/18	Japanese Yen	20,045,973	Euro	152,090	MSCS	(192)
12/19/18	Chinese Offshore Yuan	1,220,132	U.S. Dollars	176,905	MSCS	(198)
12/19/18	Japanese Yen	21,552,112	U.S. Dollars	191,175	MSCS	(205)
10/12/18	U.S. Dollars	197,219	Indian Rupees	14,346,489	MSCS	(219)
12/19/18	Euro	150,902	British Pounds	134,989	MSCS	(223)
12/19/18	U.S. Dollars	176,932	Polish Zloty	651,995	MSCS	(288)
12/19/18	Euro	151,977	Hungarian Forint	49,226,595	MSCS	(292)
12/19/18	Japanese Yen	19,875,989	Euro	150,910	MSCS	(318)
12/19/18	Swiss Francs	170,497	Euro	150,074	MSCS	(343)
12/19/18	Euro	144,081	U.S. Dollars	168,865	MSCS	(413)
12/19/18	Japanese Yen	8,015,609	U.S. Dollars	71,473	MSCS	(448)
11/05/18	U.S. Dollars	177,083	Brazilian Reals	719,039	MSCS	(451)
12/19/18	Euro	125,855	Swedish Kronor	1,302,339	MSCS	(463)
12/19/18	Euro	163,172	Japanese Yen	21,582,984	MSCS	(471)
12/19/18	U.S. Dollars	70,955	Turkish Lira	454,424	MSCS	(472)
12/19/18	U.S. Dollars	108,111	Norwegian Kroner	880,672	MSCS	(483)
12/19/18	New Zealand Dollars	265,029	U.S. Dollars	176,245	MSCS	(485)
10/11/18	U.S. Dollars	95,968	Taiwan Dollars	2,939,774	MSCS	(489)
12/19/18	Australian Dollars	243,977	U.S. Dollars	176,969	MSCS	(496)
12/19/18	U.S. Dollars	66,909	Mexican Pesos	1,277,579	MSCS	(501)
10/16/18	U.S. Dollars	2,025,175	Norwegian Kroner	16,475,606	SC	(512)
12/19/18	Euro	248,952	Norwegian Kroner	2,364,773	MSCS	(533)
12/19/18	Euro	143,978	Hungarian Forint	46,712,606	MSCS	(554)
10/12/18	Indian Rupees	12,162,714	U.S. Dollars	167,945	MSCS	(560)
10/16/18	U.S. Dollars	1,588,472	Euro	1,366,907	SS	(624)
12/19/18	British Pounds	145,424	U.S. Dollars	190,971	MSCS	(665)
12/19/18	Euro	151,135	British Pounds	135,560	MSCS	(697)
12/19/18	British Pounds	132,887	U.S. Dollars	174,598	MSCS	(698)
10/22/18	U.S. Dollars	34,367	Colombian Pesos	103,892,590	MSCS	(705)
10/29/18	U.S. Dollars	101,026	South Korean Won	112,846,310	MSCS	(724)

See Notes to Schedule of Investments.	210

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	Euro	150,960	U.S. Dollars	177,240	MSCS	$(744)
12/19/18	Swiss Francs	171,617	U.S. Dollars	177,033	MSCS	(766)
12/19/18	U.S. Dollars	70,971	Turkish Lira	456,651	MSCS	(806)
12/19/18	Euro	151,033	U.S. Dollars	177,387	MSCS	(806)
12/19/18	New Zealand Dollars	268,015	U.S. Dollars	178,555	MSCS	(815)
12/19/18	Japanese Yen	7,950,531	U.S. Dollars	71,265	MSCS	(817)
10/16/18	U.S. Dollars	1,004,117	Euro	864,424	GSC	(818)
12/19/18	Euro	302,094	U.S. Dollars	354,046	MSCS	(852)
12/19/18	Japanese Yen	19,864,916	U.S. Dollars	176,888	MSCS	(868)
12/19/18	Euro	107,277	Swedish Kronor	1,114,366	MSCS	(879)
12/19/18	U.S. Dollars	94,491	Mexican Pesos	1,807,574	MSCS	(883)
12/19/18	Euro	150,945	U.S. Dollars	177,373	MSCS	(895)
12/19/18	U.S. Dollars	169,038	Australian Dollars	234,974	MSCS	(922)
10/12/18	U.S. Dollars	168,055	Indian Rupees	12,280,381	MSCS	(949)
11/01/18	U.S. Dollars	119,247	British Pounds	92,088	MSCS	(955)
12/19/18	Euro	144,024	Hungarian Forint	46,861,531	MSCS	(1,039)
12/19/18	U.S. Dollars	176,407	New Zealand Dollars	267,612	MSCS	(1,065)
12/19/18	Euro	150,937	Norwegian Kroner	1,439,754	MSCS	(1,065)
10/11/18	U.S. Dollars	178,820	Taiwan Dollars	5,482,800	MSCS	(1,076)
12/19/18	Swiss Francs	341,588	Euro	301,045	MSCS	(1,124)
12/19/18	U.S. Dollars	352,971	Euro	302,873	MSCS	(1,134)
12/19/18	Swiss Francs	162,858	Euro	144,052	MSCS	(1,149)
12/19/18	Japanese Yen	12,161,564	U.S. Dollars	108,912	MSCS	(1,150)
12/19/18	U.S. Dollars	176,930	Canadian Dollars	229,606	MSCS	(1,151)
12/19/18	Euro	124,685	Swedish Kronor	1,296,351	MSCS	(1,153)
10/16/18	Norwegian Kroner	11,599,668	U.S. Dollars	1,427,355	SS	(1,168)
12/19/18	U.S. Dollars	107,962	Norwegian Kroner	885,259	MSCS	(1,197)
12/19/18	Japanese Yen	19,141,825	U.S. Dollars	170,846	MSCS	(1,234)
12/19/18	Euro	143,981	Norwegian Kroner	1,375,274	MSCS	(1,247)
10/17/18	U.S. Dollars	163,327	South Korean Won	182,538,916	MSCS	(1,251)
12/19/18	New Zealand Dollars	268,085	U.S. Dollars	179,044	MSCS	(1,258)
10/17/18	U.S. Dollars	107,055	South Korean Won	120,164,899	MSCS	(1,286)
12/19/18	Swiss Francs	163,920	Euro	145,128	MSCS	(1,316)
12/19/18	British Pounds	140,334	U.S. Dollars	184,961	MSCS	(1,317)
10/11/18	U.S. Dollars	169,204	Taiwan Dollars	5,197,603	MSCS	(1,334)
10/17/18	U.S. Dollars	170,082	South Korean Won	190,151,318	MSCS	(1,359)
12/19/18	Swiss Francs	163,709	Euro	145,055	MSCS	(1,447)
10/11/18	U.S. Dollars	168,007	Taiwan Dollars	5,164,714	MSCS	(1,452)
12/19/18	New Zealand Dollars	535,031	U.S. Dollars	356,283	MSCS	(1,466)
11/21/18	Euro	172,418	U.S. Dollars	202,528	MSCS	(1,498)
10/11/18	U.S. Dollars	167,942	Taiwan Dollars	5,168,556	MSCS	(1,643)
12/19/18	Euro	144,111	Swedish Kronor	1,501,073	MSCS	(1,644)
12/19/18	Japanese Yen	12,051,441	U.S. Dollars	108,468	MSCS	(1,682)
10/17/18	U.S. Dollars	168,953	South Korean Won	189,286,706	MSCS	(1,708)
12/19/18	Euro	144,022	British Pounds	129,982	MSCS	(1,714)
10/16/18	New Zealand Dollars	2,195,582	U.S. Dollars	1,457,230	CITI	(1,748)
10/02/18	U.S. Dollars	53,050	Brazilian Reals	221,869	MSCS	(1,888)
11/21/18	U.S. Dollars	137,822	Russian Rubles	9,205,160	MSCS	(1,907)
12/19/18	U.S. Dollars	108,140	Swedish Kronor	971,062	MSCS	(1,921)
10/12/18	Indian Rupees	13,365,909	U.S. Dollars	185,878	MSCS	(1,935)
12/19/18	Euro	149,978	U.S. Dollars	177,334	MSCS	(1,987)
12/19/18	U.S. Dollars	227,167	Mexican Pesos	4,343,436	MSCS	(2,009)
10/16/18	Euro	670,608	U.S. Dollars	781,745	GSC	(2,130)
12/19/18	Canadian Dollars	438,514	New Zealand Dollars	516,092	MSCS	(2,149)
12/19/18	British Pounds	127,889	U.S. Dollars	169,517	MSCS	(2,158)
10/17/18	U.S. Dollars	167,942	South Korean Won	188,914,844	MSCS	(2,384)

211	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/18	U.S. Dollars	447,337	Singapore Dollars	613,715	MSCS	$(2,397)
12/19/18	Euro	287,947	Swedish Kronor	2,992,686	MSCS	(2,538)
10/16/18	Euro	2,230,763	U.S. Dollars	2,595,934	SS	(2,564)
12/19/18	Euro	151,896	Norwegian Kroner	1,461,394	MSCS	(2,612)
10/22/18	U.S. Dollars	134,090	Colombian Pesos	405,013,470	MSCS	(2,636)
12/19/18	Euro	145,029	Norwegian Kroner	1,396,702	MSCS	(2,664)
10/30/18	Argentine Pesos	1,540,895	U.S. Dollars	38,520	MSCS	(2,719)
12/19/18	Euro	145,102	Swedish Kronor	1,520,794	MSCS	(2,720)
10/16/18	U.S. Dollars	1,697,768	British Pounds	1,303,707	CITI	(2,728)
12/19/18	Swiss Francs	170,036	Norwegian Kroner	1,439,010	MSCS	(2,799)
12/19/18	Japanese Yen	37,695,925	Euro	288,087	MSCS	(2,800)
10/16/18	U.S. Dollars	3,091,369	New Zealand Dollars	4,667,563	JPM	(2,824)
11/21/18	U.S. Dollars	177,013	Russian Rubles	11,854,584	MSCS	(2,933)
10/16/18	Norwegian Kroner	14,578,820	U.S. Dollars	1,795,532	SC	(3,056)
12/19/18	Euro	125,354	Swedish Kronor	1,320,164	MSCS	(3,069)
12/19/18	U.S. Dollars	166,832	Australian Dollars	234,939	MSCS	(3,102)
12/19/18	U.S. Dollars	167,983	New Zealand Dollars	258,067	MSCS	(3,159)
12/19/18	Euro	144,053	Norwegian Kroner	1,392,072	MSCS	(3,234)
10/16/18	Japanese Yen	55,107,219	U.S. Dollars	488,973	SC	(3,380)
12/19/18	Euro	144,063	Swedish Kronor	1,516,536	MSCS	(3,453)
11/21/18	U.S. Dollars	168,944	Russian Rubles	11,363,149	MSCS	(3,543)
12/19/18	Euro	145,005	Norwegian Kroner	1,404,006	MSCS	(3,593)
12/19/18	Euro	144,053	Swedish Kronor	1,518,450	MSCS	(3,681)
10/24/18	Japanese Yen	12,895,538	U.S. Dollars	117,437	MSCS	(3,737)
10/16/18	U.S. Dollars	616,117	Norwegian Kroner	5,042,485	CITI	(3,860)
10/30/18	Argentine Pesos	2,717,520	U.S. Dollars	67,003	MSCS	(3,863)
12/19/18	Euro	302,112	U.S. Dollars	357,093	MSCS	(3,877)
12/19/18	U.S. Dollars	74,754	South African Rand	1,124,167	MSCS	(3,885)
12/19/18	Swiss Francs	163,009	Norwegian Kroner	1,389,691	MSCS	(3,934)
10/02/18	U.S. Dollars	177,028	Brazilian Reals	731,017	MSCS	(3,982)
10/16/18	U.S. Dollars	559,618	New Zealand Dollars	850,257	SS	(4,029)
10/16/18	Swiss Francs	1,041,817	U.S. Dollars	1,067,169	JPM	(4,045)
10/16/18	Japanese Yen	368,665,378	U.S. Dollars	3,252,695	SS	(4,099)
10/16/18	British Pounds	2,873,074	U.S. Dollars	3,751,775	SS	(4,267)
10/16/18	British Pounds	1,337,470	U.S. Dollars	1,749,211	GSC	(4,676)
10/16/18	Swedish Kronor	33,013,617	U.S. Dollars	3,724,345	SS	(4,692)
12/19/18	U.S. Dollars	336,156	Norwegian Kroner	2,766,748	MSCS	(5,007)
10/16/18	New Zealand Dollars	2,851,228	U.S. Dollars	1,895,317	SC	(5,198)
12/19/18	U.S. Dollars	334,803	New Zealand Dollars	513,026	MSCS	(5,421)
10/16/18	U.S. Dollars	3,034,334	Australian Dollars	4,204,746	JPM	(5,426)
10/22/18	U.S. Dollars	167,951	Chilean Pesos	114,070,999	MSCS	(5,559)
12/19/18	British Pounds	584,224	U.S. Dollars	770,151	MSCS	(5,619)
12/19/18	U.S. Dollars	330,577	Australian Dollars	464,921	MSCS	(5,706)
11/21/18	U.S. Dollars	134,958	Russian Rubles	9,267,867	MSCS	(5,723)
10/16/18	U.S. Dollars	3,582,748	Euro	3,086,766	GSC	(5,768)
11/21/18	U.S. Dollars	168,026	Russian Rubles	11,450,417	MSCS	(5,785)
10/16/18	U.S. Dollars	596,258	Swiss Francs	589,994	SS	(5,803)
12/19/18	U.S. Dollars	333,977	Australian Dollars	470,107	MSCS	(6,058)
10/16/18	U.S. Dollars	580,254	Canadian Dollars	757,087	SC	(6,098)
10/16/18	U.S. Dollars	584,836	Swiss Francs	579,134	CITI	(6,142)
12/19/18	U.S. Dollars	100,418	Turkish Lira	678,151	MSCS	(6,175)
10/05/18	U.S. Dollars	168,085	Chilean Pesos	114,671,146	MSCS	(6,256)
10/10/18	U.S. Dollars	168,043	Chilean Pesos	115,122,885	MSCS	(7,008)
10/16/18	Swedish Kronor	22,980,365	U.S. Dollars	2,596,704	SC	(7,500)
11/21/18	U.S. Dollars	168,936	Russian Rubles	11,624,465	MSCS	(7,517)
10/16/18	U.S. Dollars	1,633,245	Swedish Kronor	14,566,464	SS	(7,963)

See Notes to Schedule of Investments.	212

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/23/18	U.S. Dollars	337,068	Swedish Kronor	3,053,770	MSCS	$(8,095)
10/16/18	U.S. Dollars	2,174,784	Canadian Dollars	2,818,564	GSC	(8,151)
10/05/18	U.S. Dollars	159,348	Chilean Pesos	110,200,789	MSCS	(8,196)
12/19/18	Japanese Yen	36,887,683	U.S. Dollars	335,056	MSCS	(8,200)
10/16/18	U.S. Dollars	1,407,721	Norwegian Kroner	11,517,059	SC	(8,309)
10/16/18	New Zealand Dollars	4,490,167	U.S. Dollars	2,985,193	GSC	(8,599)
10/16/18	U.S. Dollars	2,495,073	Swiss Francs	2,454,111	SS	(9,229)
11/21/18	U.S. Dollars	234,410	Russian Rubles	16,073,704	MSCS	(9,580)
10/16/18	U.S. Dollars	503,207	Swedish Kronor	4,552,474	SS	(9,722)
10/16/18	Australian Dollars	2,231,888	U.S. Dollars	1,623,344	SS	(9,833)
10/16/18	U.S. Dollars	1,063,527	Canadian Dollars	1,385,955	SS	(9,875)
10/16/18	Australian Dollars	3,111,736	U.S. Dollars	2,261,018	GSC	(11,434)
10/16/18	U.S. Dollars	641,066	Euro	561,441	SS	(11,637)
10/16/18	U.S. Dollars	1,567,388	British Pounds	1,210,619	GSC	(11,688)
10/16/18	Australian Dollars	2,992,534	U.S. Dollars	2,175,123	GSC	(11,715)
10/16/18	U.S. Dollars	1,194,972	Swiss Francs	1,182,839	GSC	(12,059)
10/16/18	U.S. Dollars	1,010,983	New Zealand Dollars	1,544,358	GSC	(12,793)
10/16/18	Swiss Francs	717,585	U.S. Dollars	745,140	CITI	(12,879)
01/07/19	Chinese Offshore Yuan	22,227,588	U.S. Dollars	3,230,050	MSCS	(12,938)
10/16/18	Australian Dollars	791,011	U.S. Dollars	584,829	GSC	(12,979)
10/16/18	British Pounds	1,131,476	U.S. Dollars	1,489,562	SS	(13,716)
10/16/18	Japanese Yen	146,152,325	U.S. Dollars	1,303,403	SS	(15,542)
10/16/18	U.S. Dollars	3,181,188	Norwegian Kroner	26,001,777	SS	(15,748)
10/16/18	U.S. Dollars	2,284,887	New Zealand Dollars	3,471,049	SS	(16,120)
10/16/18	Euro	1,710,413	U.S. Dollars	2,005,015	GSC	(16,576)
10/16/18	Japanese Yen	93,990,306	U.S. Dollars	845,055	JPM	(16,833)
10/16/18	Japanese Yen	74,407,509	U.S. Dollars	673,658	SS	(17,995)
10/16/18	U.S. Dollars	2,401,914	Swiss Francs	2,371,578	SS	(18,167)
10/16/18	Swiss Francs	3,291,951	U.S. Dollars	3,377,850	GSC	(18,573)
10/16/18	Australian Dollars	1,105,256	U.S. Dollars	818,282	CITI	(19,253)
10/16/18	U.S. Dollars	1,371,744	New Zealand Dollars	2,098,414	CITI	(19,324)
10/16/18	U.S. Dollars	2,156,266	British Pounds	1,668,517	SS	(20,072)
10/16/18	Japanese Yen	154,272,945	U.S. Dollars	1,379,716	SC	(20,297)
10/16/18	U.S. Dollars	3,452,453	Canadian Dollars	4,484,042	CITI	(20,371)
10/16/18	U.S. Dollars	850,200	Swedish Kronor	7,728,487	CITI	(20,571)
10/16/18	New Zealand Dollars	1,717,926	U.S. Dollars	1,160,557	GSC	(21,720)
10/16/18	Japanese Yen	90,594,200	U.S. Dollars	820,457	CITI	(22,161)
10/16/18	Swedish Kronor	15,667,985	U.S. Dollars	1,788,289	JPM	(22,973)
10/16/18	U.S. Dollars	1,166,067	Canadian Dollars	1,535,687	SC	(23,300)
10/16/18	Swiss Francs	3,453,168	U.S. Dollars	3,547,715	SS	(23,923)
10/16/18	New Zealand Dollars	1,543,498	U.S. Dollars	1,047,217	CITI	(24,011)
10/16/18	U.S. Dollars	987,985	British Pounds	775,937	SS	(24,112)
10/16/18	U.S. Dollars	1,539,193	Mexican Pesos	29,346,247	CITI	(24,528)
10/16/18	Euro	4,505,382	U.S. Dollars	5,263,723	JPM	(25,997)
10/16/18	Swedish Kronor	37,271,615	U.S. Dollars	4,225,974	GSC	(26,571)
10/16/18	Australian Dollars	7,070,623	U.S. Dollars	5,140,046	GSC	(28,443)
10/16/18	U.S. Dollars	3,399,883	Norwegian Kroner	27,892,639	GSC	(29,535)
10/16/18	U.S. Dollars	2,392,180	Swiss Francs	2,373,234	GSC	(29,591)
10/16/18	Japanese Yen	224,167,926	U.S. Dollars	2,006,433	SS	(31,115)
10/16/18	Euro	2,558,123	U.S. Dollars	3,005,078	SS	(31,136)
10/16/18	U.S. Dollars	1,817,253	New Zealand Dollars	2,788,798	SS	(31,480)
10/16/18	Japanese Yen	237,815,509	U.S. Dollars	2,130,543	CITI	(34,966)
12/19/18	U.S. Dollars	1,637,324	Canadian Dollars	2,156,495	MSCS	(35,238)
10/17/18	Argentine Pesos	27,459,028	U.S. Dollars	685,619	MSCS	(35,913)
10/16/18	U.S. Dollars	3,233,197	Canadian Dollars	4,223,127	JPM	(37,552)
10/16/18	U.S. Dollars	2,529,023	Canadian Dollars	3,318,508	CITI	(41,112)

213	See Notes to Schedule of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/16/18	U.S. Dollars	3,196,204	Canadian Dollars	4,180,028	GSC	$(41,165)
10/16/18	Euro	3,919,067	U.S. Dollars	4,599,495	CITI	(43,389)
10/16/18	U.S. Dollars	1,946,536	Swedish Kronor	17,677,662	GSC	(45,211)
10/16/18	Norwegian Kroner	41,540,009	U.S. Dollars	5,153,272	RBC	(45,900)
10/16/18	Australian Dollars	3,066,805	U.S. Dollars	2,263,931	SC	(46,829)
10/16/18	U.S. Dollars	2,744,819	British Pounds	2,141,312	SS	(48,211)
10/16/18	U.S. Dollars	3,056,576	Canadian Dollars	4,010,381	SS	(49,404)
10/16/18	U.S. Dollars	3,221,271	British Pounds	2,507,528	SS	(49,435)
10/16/18	U.S. Dollars	2,043,703	Swedish Kronor	18,585,432	GSC	(50,323)
10/16/18	British Pounds	2,330,562	U.S. Dollars	3,090,293	SS	(50,413)
10/16/18	U.S. Dollars	5,079,540	Swiss Francs	5,029,603	SC	(52,927)
10/16/18	Japanese Yen	247,516,244	U.S. Dollars	2,234,105	SS	(53,047)
10/16/18	Swedish Kronor	35,956,729	U.S. Dollars	4,106,829	SC	(55,574)
10/16/18	New Zealand Dollars	4,940,996	U.S. Dollars	3,331,392	CITI	(55,937)
10/16/18	Japanese Yen	231,753,990	U.S. Dollars	2,098,290	SS	(56,125)
10/16/18	U.S. Dollars	5,439,347	Swiss Francs	5,388,826	JPM	(59,690)
10/16/18	Japanese Yen	283,615,287	U.S. Dollars	2,559,839	GSC	(60,684)
10/16/18	Swiss Francs	4,628,367	U.S. Dollars	4,785,915	GSC	(62,889)
10/16/18	Swiss Francs	3,997,694	U.S. Dollars	4,145,631	SC	(66,177)
10/16/18	British Pounds	2,659,242	U.S. Dollars	3,543,014	CITI	(74,419)
11/21/18	U.S. Dollars	1,697,813	Russian Rubles	116,788,331	MSCS	(74,968)
10/16/18	British Pounds	2,873,438	U.S. Dollars	3,824,402	RBC	(76,420)
10/16/18	Swedish Kronor	49,159,422	U.S. Dollars	5,615,781	RBC	(76,975)
10/16/18	Japanese Yen	702,892,249	U.S. Dollars	6,271,490	CITI	(77,761)
10/16/18	Japanese Yen	357,372,986	U.S. Dollars	3,227,500	SS	(78,409)
10/16/18	Australian Dollars	5,489,053	U.S. Dollars	4,053,353	CITI	(85,122)
10/16/18	Euro	5,164,128	U.S. Dollars	6,093,774	SC	(90,224)
10/16/18	U.S. Dollars	3,676,251	Norwegian Kroner	30,667,288	GSC	(94,312)
10/16/18	U.S. Dollars	2,594,712	Norwegian Kroner	21,922,722	CITI	(100,701)
10/16/18	Japanese Yen	761,615,439	U.S. Dollars	6,824,481	GSC	(113,296)
10/16/18	U.S. Dollars	11,282,915	Swiss Francs	11,171,327	GSC	(116,885)
10/16/18	U.S. Dollars	8,425,873	Canadian Dollars	11,046,109	SS	(129,173)
10/16/18	Japanese Yen	985,494,860	U.S. Dollars	8,827,870	SC	(143,910)
10/16/18	Japanese Yen	641,418,095	U.S. Dollars	5,809,094	GSC	(157,062)
10/16/18	Norwegian Kroner	160,780,074	U.S. Dollars	19,932,320	GSC	(164,305)
10/16/18	U.S. Dollars	11,046,500	Canadian Dollars	14,489,672	JPM	(175,534)
10/16/18	British Pounds	13,823,200	U.S. Dollars	18,395,099	JPM	(364,742)
10/16/18	Euro	24,564,383	U.S. Dollars	28,954,038	JPM	(396,745)
10/16/18	Swedish Kronor	348,057,245	U.S. Dollars	39,744,218	SS	(528,512)
10/16/18	Australian Dollars	34,503,712	U.S. Dollars	25,612,105	GSC	(668,152)
10/16/18	New Zealand Dollars	44,630,064	U.S. Dollars	30,282,614	GSC	(696,719)

Subtotal Depreciation						$(6,892,336)

Total Forward Foreign Currency Contracts outstanding at September 30, 2018						$114,043

Swap agreements outstanding at September 30, 2018:

Reference Obligation	Payment Frequency	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Currency Swaps
Receive 3-Month LIBOR	Quarterly			USD	540,000
Pay Fixed 10.45%	Annually	07/24/2028	CITI	TRY	(2,604,150)	$6,553	$—	$6,553
Receive 3-Month LIBOR	Quarterly			USD	600,000
Pay Fixed 11.34%	Annually	08/09/2028	CITI	TRY	(3,172,200)	(139)	—	(139)

See Notes to Schedule of Investments.	214

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Payment Frequency	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Receive 3-Month LIBOR	Quarterly			USD	600,000
Pay Fixed 11.15%	Annually	08/10/2028	DEUT	TRY	(3,159,000)	$1,360	$—	$1,360
Receive 3-Month LIBOR	Quarterly			USD	610,000
Pay Fixed 11.41%	Annually	08/14/2028	CITI	TRY	(3,281,800)	(962)	—	(962)

						$6,812	$—	$6,812

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day COP-IBR-OIS (Quarterly)	4.75% (Quarterly)	06/20/2020	MSCS	COP	10,392,325,000	$2,704	$10,728	$(8,024)
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	283,175,000	2,430	2,116	314
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	283,150,000	2,430	2,197	233
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	280,900,000	351	(756)	1,107
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	266,875,000	334	(569)	903
3.50% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	MSCS	CLP	262,050,000	328	(975)	1,303
3.25% (Semiannually)	6-Month CLP-TNA (Semiannually)	09/20/2020	CITI	CLP	140,700,000	1,207	1,122	85
3.75% (Semiannually)	6-Month CLP-TNA (Semiannually)	12/19/2020	MSCS	CLP	854,800,000	(944)	(1,761)	817
3.75% (Semiannually)	6-Month CLP-TNA (Semiannually)	12/19/2020	MSCS	CLP	613,750,000	(678)	(641)	(37)
6-Month THB FIX Reuters (Semiannually)	2.00% (Semiannually)	12/19/2020	CITI	THB	25,900,000	2,990	63	2,927
6-Month THB FIX Reuters (Semiannually)	2.00% (Semiannually)	12/19/2020	CITI	THB	25,070,000	2,894	64	2,830
6-Month THB FIX Reuters (Semiannually)	2.00% (Semiannually)	12/19/2020	CITI	THB	13,560,000	1,566	41	1,525

						$15,612	$11,629	$3,983

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	8.80% (Monthly)	01/02/2020	CME	BRL	14,625,000	$29,660	$25,096	$4,564
8.05% (Monthly)	1-Day Brazil Cetip DI Interbank Deposit Rate (Monthly)	01/02/2020	CME	BRL	10,200,000	(13,578)	(19,652)	6,074
7.90% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	01/02/2020	CME	BRL	1,100,000	539	(227)	766
6-Month BUBOR (Semiannually)	0.60% (Annually)	09/19/2020	LCH	HUF	1,131,450,000	(39,413)	(39,345)	(68)
6-Month BUBOR (Semiannually)	1.44% (Annually)	09/19/2020	LCH	HUF	659,775,000	4,463	3,091	1,372

215	See Notes to Schedule of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
7.00% (Semiannually)	6-Month NSE MIBID MIBOR (Semiannually)	09/19/2020	LCH	INR	489,270,000	$37,517	$5,586	$31,931
6-Month PRIBOR (Semiannually)	1.65% (Annually)	09/19/2020	LCH	CZK	28,850,000	(13,255)	(14,210)	955
1.65% (Semiannually)	6-Month PRIBOR (Annually)	09/19/2020	LCH	CZK	22,425,000	13,255	13,536	(281)
6-Month WIBOR (Semiannually)	2.00% (Annually)	09/19/2020	LCH	PLN	42,825,000	1,678	—	1,678
7-Day CFETS Repo Rate (Quarterly)	3.00% (Quarterly)	09/19/2020	LCH	CNY	30,450,000	5,645	7,757	(2,112)
8.05% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	12/16/2020	CME	MXN	19,950,000	(986)	826	(1,812)
3-Month KORIBOR (Quarterly)	2.00% (Quarterly)	12/19/2020	LCH	KRW	12,678,080,000	8,136	22,703	(14,567)
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2020	LCH	GBP	5,200,000	(3,191)	(8,080)	4,889
6-Month NIBOR (Semiannually)	1.60% (Annually)	12/19/2020	LCH	NOK	55,600,000	(5,981)	(4,759)	(1,222)
7-Day CFETS Repo Rate (Quarterly)	3.00% (Quarterly)	12/19/2020	LCH	CNY	12,180,000	161	1,690	(1,529)
0.10% (Annually)	3-Month EURIBOR (Quarterly)	01/16/2021	LCH	EUR	6,470,000	(3,991)	(3,529)	(462)
3-Month NIBOR (Quarterly)	1.70% (Annually)	01/16/2021	LCH	NOK	42,720,000	9,652	13,252	(3,600)
0.05% (Quarterly)	3-Month STIBOR (Annually)	01/16/2021	LCH	SEK	56,160,000	10,582	406	10,176
2.50% (Semiannually)	6-Month PRIBOR (Annually)	03/20/2021	LCH	CZK	112,490,000	(11,794)	(8,222)	(3,572)
3-Month EURIBOR (Quarterly)	0.24% (Annually)	08/10/2021	LCH	EUR	116,600,000	(76,707)	55	(76,762)
6-Month EURIBOR (Semiannually)	0.30% (Annually)	08/10/2021	LCH	EUR	6,270,000	(4,729)	4,872	(9,601)
0.30% (Annually)	6-Month EURIBOR (Semiannually)	08/10/2021	LCH	EUR	6,270,000	4,729	—	4,729
28-Day Mexico Interbank TIIE (Monthly)	8.00% (Monthly)	12/15/2021	CME	MXN	74,950,000	3,868	(5,590)	9,458
0.50% (Quarterly)	3-Month STIBOR (Annually)	12/16/2021	LCH	SEK	146,440,000	16,531	10,350	6,181
6-Month EURIBOR (Semiannually)	0.35% (Annually)	12/16/2021	LCH	EUR	17,550,000	20,524	(29,984)	50,508
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.58% (Upon termination)	01/03/2022	CME	BRL	18,475,000	(62,588)	(44,297)	(18,291)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.30% (Upon termination)	01/03/2022	CME	BRL	3,205,000	1,009	(484)	1,493
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.38% (Upon termination)	01/03/2022	CME	BRL	900,000	3,145	—	3,145
6-Month EURIBOR (Semiannually)	0.60% (Annually)	09/28/2022	LCH	EUR	9,810,000	5,185	(360)	5,545
0.50% (Quarterly)	3-Month STIBOR (Annually)	12/19/2022	LCH	SEK	55,880,000	4,820	(30,330)	35,150
10.61% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	01/02/2023	CME	BRL	20,525,000	71,852	44,926	26,926
2.57% (Semiannually)	6-Month WIBOR (Annually)	03/21/2023	LCH	PLN	27,700,000	(139,349)	(68,162)	(71,187)
1.10% (Annually)	6-Month SONIA (Annually)	08/01/2023	LCH	GBP	5,300,000	27,246	(7,182)	34,428
6-Month EURIBOR (Semiannually)	0.67% (Annually)	08/03/2023	LCH	EUR	6,730,000	(1,156)	11,743	(12,899)
2.50% (Semiannually)	3-Month CDOR (Semiannually)	12/19/2023	LCH	CAD	4,180,000	36,076	17,450	18,626
3-Month LIBOR (Quarterly)	2.75% (Semiannually)	12/19/2023	LCH	USD	9,580,000	(154,379)	(87,828)	(66,551)

See Notes to Schedule of Investments.	216

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.75% (Quarterly)	3-Month STIBOR (Annually)	12/19/2023	LCH	SEK	170,960,000	$(44,956)	$(180,250)	$135,294
2.75% (Semiannually)	6-Month ASX Australian Bank Bill Short Term Rates Mid (Semiannually)	12/19/2023	LCH	AUD	8,700,000	(68,517)	(71,264)	2,747
6-Month EURIBOR (Semiannually)	0.75% (Annually)	12/19/2023	LCH	EUR	27,500,000	470,427	570,475	(100,048)
1.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2023	LCH	GBP	6,130,000	(5,250)	(33,391)	28,141
2.00% (Quarterly)	3-Month STIBOR (Annually)	11/02/2027	LCH	SEK	16,120,000	(14,636)	(3,815)	(10,821)
1.90% (Semiannually)	6-Month LIBOR (Semiannually)	08/03/2028	LCH	GBP	1,810,000	(2,615)	(2,956)	341
6-Month LIBOR (Semiannually)	1.05% (Annually)	08/07/2028	LCH	CHF	2,840,000	(2,702)	(2,246)	(456)
2.25% (Quarterly)	3-Month KORIBOR (Quarterly)	09/20/2028	LCH	KRW	1,503,410,000	(932)	(2,612)	1,680
2.25% (Quarterly)	3-Month KORIBOR (Quarterly)	09/20/2028	LCH	KRW	556,750,000	(345)	(1,388)	1,043
3-Month LIBOR (Quarterly)	3.00% (Semiannually)	09/20/2028	LCH	USD	1,680,000	(11,187)	(6,161)	(5,026)
8.30% (Monthly)	28-Day Mexico Interbank TIIE (Monthly)	12/06/2028	CME	MXN	28,675,000	5,684	5,806	(122)
3-Month CDOR (Semiannually)	2.75% (Semiannually)	12/19/2028	LCH	CAD	2,620,000	(16,481)	7,353	(23,834)
1.25% (Quarterly)	3-Month STIBOR (Annually)	12/19/2028	LCH	SEK	10,820,000	10,325	(3,901)	14,226
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2028	LCH	GBP	810,000	(6,848)	(13,686)	6,838
1.75% (Semiannually)	6-Month LIBOR (Semiannually)	12/14/2037	LCH	GBP	3,390,000	53,944	33,675	20,269
1.75% (Annually)	6-Month EURIBOR (Semiannually)	12/19/2048	LCH	EUR	1,340,000	(77,567)	(73,164)	(4,403)
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	12/19/2048	LCH	JPY	384,640,000	(13,810)	(51,692)	37,882

						$59,710	$(18,119)	$77,829

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Republic of Columbia 11.00% Maturity 7/24/2020	10/17/18	BOA	COP	5,609,300,000	$8,551	$—	$8,551
Republic of Columbia 6.25% Maturity 11/26/2025	10/17/18	DEUT	COP	323,000,000	291	—	291
Receive 1-Month LIBOR - 0.35%; Pay Enbridge Inc	08/02/19	CITI	USD	542,444	47,322	—	47,322
Receive 1-Month LIBOR - 0.35%; Pay Enbridge Inc	08/02/19	CITI	USD	3,481	244	—	244
Receive 1-Month LIBOR - 0.35%; Pay Enbridge Inc	08/02/19	CITI	USD	59,074	4,237	—	4,237
Receive Spectra Energy Partners LP; Pay 1-Month LIBOR + 0.75%	08/02/19	CITI	USD	539,221	(46,161)	—	(46,161)
Receive Spectra Energy Partners LP; Pay 1-Month LIBOR + 0.75%	08/02/19	CITI	USD	61,520	(4,366)	—	(4,366)
Receive Spectra Energy Partners LP; Pay 1-Month LIBOR + 0.75%	08/02/19	CITI	USD	3,845	(265)	—	(265)
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	508,721	44,238	—	44,238
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	475,782	35,780	—	35,780
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	180,372	12,017	—	12,017

217	See Notes to Schedule of Investments.

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	132,695	$7,654	$—	$7,654
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	75,623	4,728	—	4,728
Receive 1-Month LIBOR + 0.15%; Pay Energy Transfer Equity LP	08/03/19	CITI	USD	59,806	4,258	—	4,258
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	504,301	(42,485)	—	(42,485)
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	472,995	(34,191)	—	(34,191)
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	179,559	(11,345)	—	(11,345)
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	133,336	(7,272)	—	(7,272)
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	72,805	(4,333)	—	(4,333)
Receive Energy Transfer Partners LP; Pay 1-Month LIBOR + 0.75%	08/03/19	CITI	USD	59,521	(4,213)	—	(4,213)

					$14,689	$—	$14,689

Total Swap agreements outstanding at September 30, 2018					$96,823	$(6,490)	$103,313

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$13,985,340	$—	$13,985,340	$—
Common Stocks	97,041,154	97,041,154	—	—
Corporate Bonds	86,228,110	—	86,228,110	—
Foreign Bonds	6,246,674	—	6,246,674	—
Foreign Common Stocks:
Israel	3,218,845	1,177,150	2,041,695	—
Other^^	5,157,476	5,157,476	—	—

Total Foreign Common Stocks	8,376,321	6,334,626	2,041,695	—

Loan Agreements	3,921,055	—	3,921,055	—
Money Market Funds	86,891,301	86,891,301	—	—
Mortgage-Backed Securities	2,918,692	—	2,918,692	—
Mutual Funds	3,745,055	3,745,055	—	—

See Notes to Schedule of Investments.	218

STRATEGIC ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options:
Call Options	$736	$—	$736	$—
Put Options	694,490	694,490	—	—

Total Purchased Options	695,226	694,490	736	—

U.S. Treasury Obligations	121,227,355	—	121,227,355	—

Total Assets — Investments in Securities	$431,276,283	$194,706,626	$236,569,657	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$7,006,379	$—	$7,006,379	$—
Futures Contracts	277,555	277,555	—	—
Swap Agreements	1,051,120	—	1,051,120	—

Total Assets — Other Financial Instruments	$8,335,054	$277,555	$8,057,499	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(26,447,104)	$(26,447,104)	$—	$—
Foreign Common Stocks Sold Short	(6,082,960)	(6,082,960)	—	—
Mutual Funds Sold Short	(18,178,271)	(18,178,271)	—	—
Written Options:
Call Options	(232,265)	(231,795)	(470)	—
Put Options	(190,783)	(190,783)	—	—

Total Written Options	(423,048)	(422,578)	(470)	—

Total Liabilities — Investments in Securities	$(51,131,383)	$(51,130,913)	$(470)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(6,892,336)	$—	$(6,892,336)	$—
Futures Contracts	(243,107)	(243,107)	—	—
Swap Agreements	(954,297)	—	(954,297)	—

Total Liabilities — Other Financial Instruments	$(8,089,740)	$(243,107)	$(7,846,633)	$—

^^ Classifications as defined in the Schedule of Investments.

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forwards Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2018.

219	See Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. VALUATION OF SECURITIES

Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. The Select Funds (with the exception of the Money Market Fund) may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures which may result in transfers into or out of an assigned level within the disclosure hierarchy. Such transfers between levels due to the periodic use of fair value procedures are not included in the disclosure of transfers between levels included with the Valuation Hierarchy of each respective Fund.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of September 30, 2018.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, the Strategic Alternatives Fund and the Money Market Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At September 30, 2018, there were no mortgage-backed TBA dollar roll transactions.

U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense.

d. REITs

The Global Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Fixed Income Funds did not have any dollar roll transactions at September 30, 2018. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.

At September 30, 2018, the values of securities sold short in the Low-Duration Bond Fund, International Equity Fund and Strategic Alternatives Fund amounted to $1,871,017, $64,096,326 and $25,371,985, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Fixed Income Funds may enter into interest rate and credit default swaps, and the Strategic Alternatives Fund may enter into equity swap contracts and interest rate swaps. The Fixed Income Funds, International Equity Fund and Emerging Markets Equity Fund may enter into cross- currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended

September 30, 2018, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. At September 30, 2018, there were no investments in CDS agreements on asset-backed securities.

CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At September 30, 2018, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At September 30, 2018, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2018, the Medium-Duration Bond Fund is the buyer (“receiving protection”) on a total notional amount of $28,430,000, and the seller (“providing protection”) on a total notional amount of $93,820,000. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amounts do approximate the maximum potential amounts of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$10,479	$(351,891)	$2,057,965	$—	$1,716,553
Maximum potential amount of future payments	500,000	5,810,000	87,510,000	—	93,820,000
Recourse provisions with third parties to recover any amounts paid under the credit derivatives (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At September 30, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$71,440,000	$—	$5,100,000	$76,540,000
101 - 250	—	—	8,660,000	—	—	8,660,000
251 - 500	—	—	8,620,000	—	—	8,620,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$88,720,000	$—	$5,100,000	$93,820,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$22,133	$—	$—	$—	$22,133

MyDestination 2025
Futures	$79,554	$—	$—	$—	$79,554

MyDestination 2035
Futures	$80,201	$—	$—	$—	$80,201

	Asset Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2045
Futures	$71,483	$—	$—	$—	$71,483

MyDestination 2055
Futures	$19,189	$—	$—	$—	$19,189

Conservative Allocation
Futures	$16,144	$—	$—	$—	$16,144

Balanced Allocation
Futures	$118,755	$—	$—	$—	$118,755

Growth Allocation
Futures	$136,832	$—	$—	$—	$136,832

Aggressive Allocation
Futures	$160,752	$—	$—	$—	$160,752

Low-Duration Bond
Forwards	$515,138	$—	$515,138	$—	$—
Futures	1,266,260	1,266,260	—	—	—
Purchased Options	118,096	117,897	199	—	—

Totals	$1,899,494	$1,384,157	$515,337	$—	$—

Medium-Duration Bond
Forwards	$3,619,159	$—	$3,619,159	$—	$—
Futures	4,354,337	4,354,337	—	—	—
Purchased Options	3,163,998	3,163,998	—	—	—
Swaps	12,946,325	10,783,867	—	2,162,458	—

Totals	$24,083,819	$18,302,202	$3,619,159	$2,162,458	$—

Global Bond Fund
Forwards	$93,082	$—	$93,082	$—	$—
Futures	149,750	149,750	—	—	—
Purchased Options	5,741	—	5,741	—	—

Totals	$248,573	$149,750	$98,823	$—	$—

Defensive Market Strategies
Forwards	$312,763	$—	$312,763	$—	$—

Equity Index
Futures	$17,803	$—	$—	$—	$17,803

Value Equity
Futures	$41,240	$—	$—	$—	$41,240

Growth Equity
Futures	$73,820	$—	$—	$—	$73,820

	Asset Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$2,859,978	$—	$2,859,978	$—	$—
Futures	2,986,639	—	—	—	2,986,639
Swaps	565,209	—	—	—	565,209

Totals	$6,411,826	$—	$2,859,978	$—	$3,551,848

Emerging Markets Equity
Forwards	$917,363	$—	$917,363	$—	$—
Futures	991,671	—	—	—	991,671
Swaps	93,504	—	—	—	93,504

Totals	$2,002,538	$—	$917,363	$—	$1,085,175

Strategic Alternatives
Forwards	$7,006,379	$—	$7,006,379	$—	$—
Futures	277,555	277,555	—	—	—
Swaps	1,051,120	1,043,207	7,913	—	—
Purchased Options	695,226	—	736	—	694,490

Totals	$9,030,280	$1,320,762	$7,015,028	$—	$694,490

	Liability Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$37,521	$37,521	$—	$—	$—

MyDestination 2025
Futures	$82,879	$82,879	$—	$—	$—

MyDestination 2035
Futures	$37,295	$37,295	$—	$—	$—

MyDestination 2045
Futures	$14,594	$14,594	$—	$—	$—

MyDestination 2055
Futures	$1,622	$1,622	$—	$—	$—

Conservative Allocation
Futures	$14,564	$14,564	$—	$—	$—

Balanced Allocation
Futures	$180,323	$180,323	$—	$—	$—

Growth Allocation
Futures	$69,772	$69,772	$—	$—	$—

	Liability Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$20,669	$—	$20,669	$—	$—
Futures	1,240,826	1,240,826	—	—	—
Swaps	49,711	49,711	—	—	—
Written Options	461,688	461,688	—	—	—

Totals	$1,772,894	$1,752,225	$20,669	$—	$—

Medium-Duration Bond
Forwards	$2,889,557	$—	$2,889,557	$—	$—
Futures	9,134,662	9,134,662	—	—	—
Swaps	4,038,886	2,505,189	—	1,533,697	—
Written Options	4,681,517	4,435,397	246,120	—	—

Totals	$20,744,622	$16,075,248	$3,135,677	$1,533,697	$—

Global Bond Fund
Forwards	$1,748,175	$—	$1,748,175	$—	$—
Futures	522,238	522,238	—	—	—

Totals	$2,270,413	$522,238	$1,748,175	$—	$—

Defensive Market Strategies
Forwards	$902	$—	$902	$—	$—
Written Options	477,837	—	—	—	477,837

Totals	$478,739	$—	$902	$—	$477,837

Small Cap Equity
Futures	$354,542	$—	$—	$—	$354,542

International Equity Index
Futures	$45,884	$—	$—	$—	$45,884

International Equity
Forwards	$3,951,697	$—	$3,951,697	$—	$—
Futures	838,307	—	—	—	838,307
Swaps	264,620	—	—	—	264,620

Totals	$5,054,624	$—	$3,951,697	$—	$1,102,927

Emerging Markets Equity
Forwards	$1,036,128	$—	$1,036,128	$—	$—
Futures	10,843	—	—	—	10,843
Swaps	23,579	—	—	—	23,579

Totals	$1,070,550	$—	$1,036,128	$—	$34,422

Global Real Estate Securities
Futures	$60,341	$—	$—	$—	$60,341

	Liability Derivative Value
Fund	Total Value at 9/30/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Strategic Alternatives
Forwards	$6,892,336	$—	$6,892,336	$—	$—
Futures	243,107	243,107	—	—	—
Swaps	954,297	953,196	1,101	—	—
Written Options	423,048	—	470	—	422,578

Totals	$8,512,788	$1,196,303	$6,893,907	$—	$422,578

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2018. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$—	$8,566,909	$—	$—
MyDestination 2025	—	18,050,346	—	—
MyDestination 2035	—	14,244,893	—	—
MyDestination 2045	—	10,911,004	—	—
MyDestination 2055	—	2,883,924	—	—
Conservative Allocation	—	7,453,671	—	—
Balanced Allocation	—	30,146,324	—	—
Growth Allocation	—	25,444,713	—	—
Aggressive Allocation	—	23,063,126	—	—
Low-Duration Bond	38,803,414	615,404,169	101,597	549,127,273
Medium-Duration Bond	124,923,467	1,080,711,589	2,669,510	390,676,893
Global Bond	35,694,151	91,417,443	67,851	—
Defensive Market Strategies	17,748,949	—	—	—
Equity Index	—	31,416,375	—	—
Value Equity	—	39,849,420	—	—
Growth Equity	—	56,609,880	—	—
Small Cap Equity	—	22,545,276	—	—
International Equity Index	—	12,341,785	—	—
International Equity	224,379,115	133,038,712	—	19,392,060
Emerging Markets Equity	82,925,010	58,509,376	—	91,438,313
Global Real Estate Securities	—	5,805,618	—	—
Strategic Alternatives	454,977,053	11,478,277	495,614	91,501,481

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$26,719,856	$290,592,290	$443,065	$284,199,764
Medium-Duration Bond	93,938,959	905,212,976	2,805,525	43,400,031
Global Bond	62,819,947	18,458,966	19,150	—
Defensive Market Strategies	136,933	—	690,784	—
International Equity	222,843,910	48,229,531	—	17,255,924

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Emerging Markets Equity	$97,791,650	$10,933,607	—	$1,199,260
Strategic Alternatives	454,150,170	21,951,829	814,701	114,315,324

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At September 30, 2018, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$53,569,750	$43,426,758	$11,241,101	$54,667,859
Medium-Duration Bond	146,701,634	143,839,212	5,931,340	149,770,552
Extended-Duration Bond	8,110,873	7,621,223	695,726	8,316,949
Global Bond	38,358,256	28,090,751	11,075,526	39,166,277
Defensive Market Strategies	51,422,913	25,998,141	26,459,992	52,458,133
Equity Index	112,169,477	110,905,389	3,817,549	114,722,938
Value Equity	58,647,663	60,326,498	40,016	60,366,514
Growth Equity	139,326,139	142,063,076	—	142,063,076
Small Cap Equity	83,131,265	72,027,300	12,764,770	84,792,070
International Equity Index	12,940,395	10,195,044	3,628,632	13,823,676
International Equity	44,156,807	36,413,265	10,999,670	47,412,935
Emerging Markets Equity	4,121,589	3,581,552	758,693	4,340,245
Global Real Estate Securities	12,304,282	12,177,324	418,592	12,595,916

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

4. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. On March 29, 2017, Prime Minister Theresa May provided the European Council formal notification of the United Kingdom’s intention to withdraw from the EU pursuant to Article 50 of the Treaty of Lisbon. This formal notification begins a two-year period of negotiations about the terms of the United Kingdom’s exit from the EU. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU, which are matters to be negotiated. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

5. RECENT SEC RULE AMENDMENTS

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative instruments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

6. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

7. LIQUIDATION

On February 9, 2018, the Inflation Protected Bond Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on November 9, 2017.

8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(Principal Executive Officer)

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(Principal Executive Officer)

Date: November 28, 2018

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(Principal Financial Officer)

Date: November 28, 2018

*	Print the name and title of each signing officer under his or her signature.